                                                    1933 Act File No. 33-11905
                                                    1940 Act File No. 811-5010

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....
                                                                  -----

Pre-Effective Amendment No.       ..........................      _____
                             -----

Post-Effective Amendment No.  39  ..........................        X
                             -----                                -----

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                  -----

Amendment No. 40  ..........................................        X
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                             THE HUNTINGTON FUNDS

              (Exact name of Registrant as Specified in Charter)

                             41 South High Street
                              Columbus, OH 43287
                   (Address of Principal Executive Offices)

                                1-800-544-8347
                       (Registrant's Telephone Number)

                                Ronald J. Corn
                         The Huntington National Bank
                             41 South High Street
                             Columbus, Ohio 43287
                   (Name and address of agent for service)
              (Notices should be sent to the Agent for Service)

                                  Copies to:
                                Alan G. Priest
                                 Ropes & Gray
                             One Franklin Square
                     1301 K Street, N.W., Suite 800 East
                            Washington, D.C. 20005

It is proposed that this filing will become effective:

 X_ immediately upon filing pursuant to paragraph (b)
    on                   pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
    on                   pursuant to paragraph (a)(i)
  _ 75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRUST SHARES PROSPECTUS

Equity Funds

Huntington Growth Fund
Huntington Income Equity Fund
Huntington Rotating Index Fund
Huntington Dividend Capture Fund
Huntington International Equity Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund

Income Funds

Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Michigan Tax-free Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government
Income Fund
Huntington Short/Intermediate Fixed
Income Securities Fund

Money Market Funds

Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington Florida Tax-free Money Fund
Huntington U.S. Treasury Money Market Fund

MAY 1 , 2002

[Logo of Huntington Funds]

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

Huntington Funds

How to Read This Prospectus

The Huntington Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Trust Shares of the Huntington Funds that you should know before investing. The Funds also offer Investment A and B Shares and Interfund Shares, which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Huntington Funds.

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Introduction

3
Fund Summary, Investment Strategy and Risks

Money Market Funds
4	Money Market Fund
9	Ohio Municipal Money Market Fund
14	Florida Tax-Free Money Fund
19	U.S. Treasury Money Market Fund
Equity Funds
23	Growth Fund
26	Income Equity Fund
30	Rotating Index Fund
33	Dividend Capture Fund
36	International Equity Fund
40	Mid Corp America Fund
43	New Economy Fund
Income Funds
47	Mortgage Securities Fund
51	Ohio Tax-free Fund
55	Michigan Tax-free Fund
60	Fixed Income Securities Fund
65	Intermediate Government Income Fund
70	Short/Intermediate Fixed Income Securities Fund
Shareholder Information

75	Distribution of the Funds
75	Purchasing Shares
78	Exchanging Shares
79	Redeeming Shares
More About the Huntington Funds

81	Management of the Trust
83	Dividends and Distributions
83	Tax Consequences
85	Financial Highlights
103	Additional Investment Strategies
105	Investment Practices
113	Glossary of Investment Risks

For more information about the Huntington Funds, please see the back cover of this Prospectus

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This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction

Each Huntington Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Huntington Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Huntington Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Each Fund’s investment goal is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding shares. Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees.

The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks

Money Market Fund

Fund Summary

Investment Goal To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus High-quality, short-term debt securities

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Principal Investment Strategy Maximize current income while preserving capital

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Share Price Volatility Low

Investor Profile Short-term or risk averse investors seeking our typically highest-yielding money market fund

Investment Strategy The Huntington Money Market Fund seeks to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

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The Adviser strives to maintain a $1.00 net asset value per share for the Money Market Fund by investing in commercial paper and other short-term money market instruments for the Money Market Fund which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser. In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. The Adviser employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

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For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest-Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security’s credit rating, the higher its credit risk.

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For more information about risks, please see the “Glossary of Investment Risks.”

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An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares from year to year.*

Performance Bar Chart and Table

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Best Quarter	Q3 2000	1.55%
Worst Quarter	Q4 2001	0.44%

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* The performance information above is based on a calendar year.

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This table shows the Fund’s average annual total returns for periods ended 12/31/01.

Average Annual Total Returns
(for the periods ended December 31, 2001)

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				Since
	1 Year	5 Years	10 Years	Inception*

Money Market Fund — Trust Shares
Returns before taxes	3.45%	4.91%	4.51%	5.42%

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* Since 6/11/87.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Money Market Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Trust
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.27%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.53%

Total Annual Fund Operating Expenses**	0.80%

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*	Does not include any wire transfer fees, if applicable.
**	Expense information has been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$82	$255	$444	$990

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Ohio Municipal Money Market Fund

Fund Summary

Investment Goal To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity

Investment Focus Ohio tax-free money market securities

Principal Investment Strategy Attempts to invest in high-quality, short-term Ohio tax-free securities

Share Price Volatility Low

Investor Profile Ohio residents seeking income exempt from federal and Ohio state personal income taxes

Investment Strategy The Huntington Ohio Municipal Money Market Fund seeks to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

The Adviser strives to maintain a $1.00 net asset value per share for the Ohio Municipal Money Market Fund by investing substantially all of the Fund’s assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser. In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio’s holdings within Ohio as much as possible. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest-Rate Risk: The possibility that the Fund’s investments will decline in value due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security’s rating, the greater its credit risk.

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For more information about risks, please see the “Glossary of Investments Risks.”

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An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares from year to year.*

Performance Bar Chart and Table

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Best Quarter	Q4 2000	0.96%
Worst Quarter	Q4 2001	0.36%

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* The performance information above is based on a calendar year.

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This table shows the Fund’s average annual total returns for periods ended 12/31/01.

Average Annual Total Returns
(for the periods ended December 31, 2001)

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				Since
	1 Year	5 Years	10 Years	Inception*
Ohio Municipal Money Market Fund — Trust Shares
Returns before taxes	2.26%	3.00%	2.88%	3.52%

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* Since 6/10/87.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Ohio Municipal Money Market Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Trust
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.30%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.53%

Total Annual Fund Operating Expenses**	0.83%

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*	Does not include any wire transfer fees, if applicable.
**	Expense information has been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$85	$265	$460	$1,025

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Florida Tax-Free Money Fund

Fund Summary

Investment Goal To seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal

Investment Focus Florida tax-free money market securities

Principal Investment Strategy Attempts to invest in high-quality, short-term Florida tax-free securities

Share Price Volatility Low

Investor Profile Florida residents seeking income exempt from federal personal income tax and Florida intangible personal property tax

Investment Strategy

The Huntington Florida Tax-Free Money Fund seeks to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

The Adviser strives to maintain a $1.00 net asset value per share for the Florida Tax-free Money Fund by investing substantially all of the Fund’s assets in short-term Florida tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser.

In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio’s holdings within Florida as much as possible. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases. As part of the Adviser’s strategy to take advantage of the exemption from Florida’s intangible tax in any year, the Adviser may engage, on an annual basis, in significant portfolio restructuring to sell non-exempt assets. Transaction costs involved in such restructuring may adversely affect the Fund’s performance and possibly offset any gains achieved by investing in the assets sold.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.

Florida tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and the value of which is exempt from the Florida intangible personal property tax.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest-Rate Risk: The possibility that the Fund’s investments will decline in value due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security’s rating, the greater its credit risk.

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For more information about risks, please see the “Glossary of Investments Risks.”

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An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares from year to year.*

Performance Bar Chart and Table

Best Quarter	Q2 2000	0.95%
Worst Quarter	Q1 2000	0.79%

* The performance information above is based on a calendar year.

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This table shows the Fund’s average annual total returns for periods ended 12/31/01.

Average Annual Total Returns
(for the periods ended December 31, 2001)

		Since
	1 Year	Inception*
Florida Tax-Free Money Fund — Trust Shares
Returns before taxes	2.14%	2.88%

* Since 1/6/99.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Florida Tax-free Money Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Trust
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.30%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.74%

Total Annual Fund Operating Expenses**	1.04%

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*	Does not include any wire transfer fees, if applicable.
**	Expense information has been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$106	$331	$574	$1,271

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U.S. Treasury Money Market Fund

Fund Summary

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Investment Goal To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations

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Investment Focus U.S. Treasury obligations

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Principal Investment Strategy Invests exclusively in U.S. Government obligations and repurchase agreements on such obligations

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Share Price Volatility Low

Investor Profile Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations

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Investment Strategy The Huntington U.S. Treasury Money Market Fund seeks to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. Government and backed by its full faith and credit and in repurchase agreements with respect to such obligations.

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The Adviser strives to maintain a $1.00 net asset value per share for the U.S. Treasury Money Market Fund by investing substantially all of the Fund’s assets in short-term obligations of the U.S. Government In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

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What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest-Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates. For more information about risks, please see the “Glossary of Investment Risks.”


An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares from year to year.*

Performance Bar Chart and Table

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Best Quarter	Q3 2000	1.50%
Worst Quarter	Q4 2001	0.38%

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* The performance information above is based on a calendar year.

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This table shows the Fund’s average annual total returns for periods ended 12/31/01.

Average Annual Total Returns
(for the periods ended December 31, 2001)

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				Since Class
	1 Year	5 Years	10 Years	Inception*
U.S. Treasury Money Market Fund — Trust Shares
Returns before taxes	3.35%	4.73%	4.41%	4.82%

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* Since 10/2/89.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington U.S. Treasury Money Market Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Trust
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.20%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.50%

Total Annual Fund Operating Expenses**	0.70%

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*	Does not include any wire transfer fees, if applicable.
**	Expense information has been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$72	$224	$390	$871


Growth Fund

Fund Summary

Investment Goal To seek to achieve long-term capital appreciation primarily through investing in equity securities

Investment Focus Common stocks of medium to large companies

Principal Investment Strategy Seeks to invest in companies offering above-average growth potential

Share Price Volatility Moderate to High

Investor Profile Long-term investors seeking capital appreciation

Investment Strategy The Huntington Growth Fund seeks to achieve long-term capital appreciation primarily through investing in equity securities.

The Adviser intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Adviser occasionally invests in established companies which present growth opportunities and it believes have temporarily depressed prices.

In selecting investments, the Adviser reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Adviser also monitors the Fund’s existing positions to determine the benefits of retention.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses — those of medium to large U.S. growth companies — will underperform other types of stock investments or the market as a whole.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table

Best Quarter	Q2 1997	19.62%
Worst Quarter	Q3 1998	(10.93)%

* The performance information above is based on a calendar year.

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This table compares the Fund’s average annual total returns for periods ended 12/31/01, to those of the S&P 500 Index.

Average Annual Total Returns
(for the periods ended December 31, 2001)

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				Since Class
	1 Year	5 Years	10 Years	Inception
Growth Fund — Trust Shares
Returns before taxes	(16.75)%	9.50%	10.62%	10.89	%*

Returns after taxes on distributions(1)	(16.75)%	8.33%	9.22%	9.58	%*

Returns after taxes on distributions and sales of
Class A Shares(1)	(10.20)%	7.70%	8.52%	8.88	%*

S&P 500 Index(2)	(11.88)%	10.70%	12.93%	13.38	%†

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2)	The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market.
*	Since 7/3/89.
†	Since 7/31/89.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Trust
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.60%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.47%

Total Annual Fund Operating Expenses	1.07%

* Does not include any wire transfer fees, if applicable.

Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$109	$340	$590	$1,306

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Income Equity Fund

Fund Summary

Investment Goal To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus Common and preferred stocks

Principal Investment Strategy Attempts to identify stocks that pay high dividends

Share Price Volatility Moderate

Investor Profile Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

Investment Strategy

The Huntington Income Equity Fund seeks to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

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The Adviser focuses primarily on equity securities and under normal circumstances invest at least 80% of its assets in equity securities, such as common stock and preferred stock, which have a history of increasing or paying high dividends. As an additional income source, the Adviser also invests in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below BBB by standard & Poor’s or Baa by Moody’s). At least 65% of the Fund’s total assets will be invested in income-producing equity securities. The Adviser selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

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In evaluating the current yield of a security, the Adviser considers dividend growth to be most important, followed by capital appreciation. The Adviser actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates. Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table

Best Quarter	Q4 1998	12.24%
Worst Quarter	Q3 1999	(8.79)%

* The performance information above is based on a calendar year.

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This table compares the Fund’s average annual total returns for periods ended 12/31/01, to those of the S&P 500 Index.

Average Annual Total Returns
(for the periods ended December 31, 2001)

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				Since Class
	1 Year	5 Years	10 Years	Inception
Income Equity Fund — Trust Shares
Returns before taxes	1.84%	7.43%	9.72	9.00	%*

Returns after taxes on distributions(1)	0.30%	5.75%	8.06%	7.42	%*

Returns after taxes on distributions and sales of
Class A Shares(1)	1.40%	5.35%	7.36%	6.81	%*

S&P 500 Index(2)	(11.88)%	10.70%	12.93%	13.38	%†

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2)	The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. Stock market.
*	Since 7/3/89.
†	Since 7/31/89.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Trust
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.60%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.45%

Total Annual Fund Operating Expenses	1.05%

* Does not include any wire transfer fees, if applicable.

Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$107	$334	$579	$1,283

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Rotating Index Fund

Fund Summary

Investment Goal To seek to approximate the returns of the broad-based equity market index as determined by the Fund’s Investment Adviser to be the most favorable in a given market environment.

Investment Focus Common stocks and index-based securities

Principal Investment Strategy Attempts to emulate the returns of the broad-based equity index determined by the Adviser to be the most favorable given current economic conditions by investing in the stocks comprising that index or in index-based securities

Share Price Volatility Moderate to High

Investor Profile Long-term investors seeking capital appreciation

Investment Strategy The Huntington Rotating Index Fund seeks to approximate the returns of various broad-based equity market indices as determined by the Fund’s Investment Adviser to be the most favorable in a given market environment.

The Fund will pursue its objective, under normal market conditions, by investing (either directly or through the ownership of domestic index-based securities, as described below) substantially all of its assets in the stocks that comprise the broad-based equity index selected by the Adviser. In determining which broad-based equity index the Fund will seek to emulate, the Adviser will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Fund currently seeks to approximate the returns of the Russell 2000 Index (“Russell 2000”). The Adviser will continuously monitor the market environment and may shift the index that the Fund emulates when the Adviser determines that another broad-based equity index is more favorable given the current market environment.

Until the total assets of the Fund reach $70 million, the Fund will not invest directly in the individual securities which comprise the index selected by the Adviser, but will instead invest indirectly in the index through its acquisition of index-based securities such as iShares Russell 2000 Index Fund, Standard & Poor’s Depository Receipts (SPDRs) and NASDAQ-100 Index Tracking Stock (NASDAQ 100s).

Although the Fund will attempt to remain fully invested in the composite stocks of the selected broad based equity index, for liquidity purposes, the Fund may invest in money market instruments.

Index-based securities are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000, S&P 500 Index, or the NASDAQ-100 Index.

A broad-based equity index is one that provides investors with a performance indicator of the overall applicable stock market or a substantial portion of the market. Examples include, but are not limited to, the S&P 500 Index, Dow Jones Industrial Average, NASDAQ-100 Index or Russell 2000 Index. Additionally, indexes emphasizing large, medium or small capitalization companies as well as growth or value stocks would also be considered broad-based. An index is not considered to be broad-based if it is composed of securities of firms in a particular industry or group of related industries.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of the broad-based equity index selected by the Adviser — will underperform other kinds of investments or market averages.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about the Fund’s investment strategies and risks, please see “Additional Investment Strategy” and the “Glossary of Investment Risks.”

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Performance Information

This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Trust
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.90%

Total Annual Fund Operating Expenses**	1.40%

*	Does not include any wire transfer fees, if applicable.
**	Expense information has been restated to reflect current fees.

Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$143	$443	$766	$1,680

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Dividend Capture Fund

Fund Summary

Investment Goal To seek total return on investment, with dividend income as an important component of that return

Investment Focus U.S. common stocks and covered option positions relative to those stocks

Principal Investment Strategy Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility Moderate

Investor Profile Investors seeking capital appreciation with the potential for higher current income than the average stock fund

Investment Strategy

The Huntington Dividend Capture Fund seeks total return on investment, with dividend income as an important component of that return.

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To pursue its primary goal, the Fund invests at least 65% of its assets in dividend-paying stocks that the Adviser believes are undervalued or out-of-favor. The Adviser intends to invest in common stock, preferred stock and REIT’s (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Adviser will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend).

The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the company’s future prospects. Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security’s historic valuations. Factors considered will include fundamental factors such as earnings growth, cash flow and credit quality to identify the best companies. The Adviser then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Fund may, under varying market conditions, employ various strategies which involve put and/or call option contracts.

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The Adviser typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Adviser’s opinion, leaves little for investor gain. The Adviser may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

Basis Risk: Financial instruments such as options or futures contacts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

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This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Trust
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.75%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.89%

Total Annual Fund Operating Expenses**	1.64%

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*	Does not include any wire transfer fees, if applicable.

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**	Expense information has been restated to reflect current fees.

Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$167	$517	$892	$1,944

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International Equity Fund

Fund Summary

Investment Goal To seek total return on its assets

Investment Focus Equity securities of companies based outside the U.S.

Principal Investment Strategy Attempts to identify equity securities of companies based outside the U.S. with the best potential for superior long-term investment returns

Share Price Volatility High

Investor Profile Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

Investment Strategy The Fund’s investment objective is to obtain a total return on its assets. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. This investment objective may be changed by the Fund’s Trustees without shareholder approval.

The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, 65% of which will be invested in companies based outside the U.S. The Adviser manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Adviser uses a “bottom-up” approach to stock selection and selection of industry and country are secondary considerations. The Adviser attempts to purchase securities with value characteristics, consistent with an overall assessment of the economic environment in which the underlying company operates.

The Adviser ranks the relative valuation and recent price performance of a universe of companies. The Adviser then evaluates the most attractively valued portion of this universe using such factors as the as the company’s price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Adviser also reviews the company’s financial statements and forecasts of earnings. Based on this information, the Adviser evaluates the sustainability of the company’s current growth trends and potential catalysts for increased valuation, based on the company’s potential to add economic value to the enterprise.

The Adviser frequently identifies benchmarks for certain securities such as price-to-earnings ratios or stock prices. Once those benchmarks are achieved, the Adviser will often consider selling all or a portion of the Fund’s holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund’s investments in developed markets, companies may be grouped together in broad categories called business sectors. The Adviser may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Adviser reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Adviser then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of foreign companies — may underperform other kinds of investments or the market as a whole.

Currency Risks: Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Additionally, the Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. Dollar will have a significant impact on the value of the Fund’s investments.

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Foreign Investment Risk: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

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Custodial Services and Related Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss or theft of its as sets.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

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This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Trust
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	1.00%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.84%

Total Annual Fund Operating Expenses**	1.84%

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*	Does not include any wire transfer fees, if applicable.

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**	Expense information has been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$187	$579	$996	$2,159

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Mid Corp America Fund

Fund Summary

Investment Goal To seek long-term capital appreciation by investing primarily in equity securities of companies that are either included in the Russell 3000 Index or have market capitalizations within the range of such included companies

Investment Focus Common stocks

Principal Investment Strategy Attempts to identify companies with outstanding growth characteristics

Share Price Volatility Moderate to high

Investor Profile Long-term investors seeking capital appreciation

Investment Strategy

The Huntington Mid Corp America Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.To pursue this goal, the Fund invests primarily in common stocks of companies with market capitalizations at the time of purchase in the range of companies in the Russell 3000 Index.The Fund will mainly focus on the 2000 companies with market capitalization in the middle of the Russell 3000 Index and will normally not invest in the 500 companies with the smallest market capitalization or 500 companies with the largest market capitalization.The Russell 3000 Index represents the top 3,000 NASDAQ, NYSE, and AMEX U.S. domiciled stocks as ranked by their market capitalization.As of June 30, 2001, the Russell 3000 Index statistics were as follows: the average market capitalization was approximately $4.6 billion and the med ian market capitalization was approximately $732 million.The index had a total market capitalization range of approximately $487 billion to $147 million.

In managing the Fund’s portfolio, the Adviser emphasizes both growth and value in seeking small cap to mid cap companies with above-average growth potential or with temporarily depressed prices.As a result, the Fund will invest in a blend of both “growth” and “value” stocks. Factors the Adviser typically considers is selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow.Technical analysis will be deployed as it relates to the timing of trading the securities.This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Adviser monitors the Fund’s existing positions to d etermine benefits of retaining a particular security.

The Adviser will apply a top down strategy, industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk return potential.

The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Adviser seeks to add value.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses).Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks or consult the SAI.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

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Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices.

The value of your investment will tend to increase or decrease in response to these movements.

Small/Mid Cap Stock Risk: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

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Investment Style Risk: The possibility that the market segment on which this Fund focuses — value and growth stocks of primarily small to mid cap companies — will underperform other kinds of investments or market averages.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

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This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Trust
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.75%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.68%

Total Annual Fund Operating Expenses	1.43%

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* Does not include any wire transfer fees, if applicable.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$146	$452	$782	$1,713

New Economy Fund

Fund Summary

Investment Goal To seek capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

Investment Focus Common stocks of technology and scientific companies

Principal Investment Strategy Long-term capital appreciation

Share Price Volatility High

Investor Profile Long-term investors seeking capital appreciation

Investment Strategy The Huntington New Economy Fund seeks capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific companies.

“New economy” companies are those that are substantially engaged in developing products, processes, or services that provide technological or scientific advances.Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement.They also may include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate.The Fund may invest in companies of any size, including small, high growth companies.The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses).Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices.The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of companies focusing on technological and scientific advancements — will underperform other kinds of investments or market averages.The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole.These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during ma rket downturns, or when technology or scientific stocks are out of favor.

Growth Stock Risk: The price of most growth stocks are based on future expectations.As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

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This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Trust
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.85%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.94%

Total Annual Fund Operating Expenses**	1.79%
*	Does not include any wire transfer fees, if applicable.
**	Expense information has been restated to reflect current fees.

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Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same.Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$182	$563	$970	$2,105

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Mortgage Securities Fund

Fund Summary

Investment Goal To seek to achieve current income

Investment Focus Mortgage-related securities, including REITs

Principal Investment Strategy Invests in mortgage-related securities, including REITs

Share Price Volatility Moderate

Investor Profile Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

Investment Strategy The Huntington Mortgage Securities Fund seeks to achieve current income.

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The Adviser invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”).The Adviser especially focuses on securities which it expects to be less susceptible to prepayment of principal.The Adviser endeavors to maintain a dollar-weighted average portfolio life for the Fund of between three and ten years.The Fund may also invest up to 20% of its assets in equity REITs.The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

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In making its investment decisions, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Adviser monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (CMOs), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (the Code).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds.The lower a bond’s rating, the greater its credit risk.

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Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay —higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

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Extension Risk: As interest rates rise, mortgage-related securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term securities.This will also affect the Adviser’s ability to manage the average life of the Fund. Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Prepayment/Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity.The principal derivative mortgage securities in which the Fund invests are collateralized mortgage obligations (CMOs).

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table

Best Quarter	Q2 1995	10.82%
Worst Quarter	Q2 1994	(13.60)%

* The performance information above is based on a calendar year.

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This table compares the Fund’s average annual total returns for periods ended 12/31/01, to those of the Lehman Brothers Mortgage-Backed Securities Index.

Average Annual Total Returns
(for the periods ended December 31, 2001)

			Since
	1 Year	5 Years	Inception*

Mortgage Securities Fund — Trust Shares
Returns before taxes	8.14%	6.79%	6.35%

Returns after taxes on distributions(1)	5.94%	4.32%	3.07%

Returns after taxes on distributions and sales(1)	4.91%	4.19%	3.36%

Lehman Brothers Mortgage-Backed Securities Index(2)	8.22%	7.49%	7.20%†

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(1)	After tax returns are calculated using a standard set of assumptions.The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.These after tax returns do not reflect the effect of any applicable state and local taxes.After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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(2)	The unmanaged Lehman Brothers Mortgage-Backed Securities Index is generally representative of the mortgage-backed securities market as a whole. .
*	Since 6/2/92.
†	Since 6/30/92

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Trust
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)**	Shares

Investment Advisory Fees	0.50%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.66%

Total Annual Fund Operating Expenses**	1.16%
*	Does not include any wire transfer fees, if applicable.
**	Expense information has been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same.Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$118	$368	$638	$1,409

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Ohio Tax-Free Fund

Fund Summary

Investment Goal To seek to provide current income exempt from federal income tax and Ohio personal income taxes

Investment Focus Ohio municipal securities

Principal Investment Strategy Invests primarily in investment-grade Ohio municipal securities

Share Price Volatility Low to Moderate

Investor Profile Ohio residents seeking income exempt from federal and state income taxes

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Investment Strategy The Huntington Ohio Tax-Free Fund seeks to provide current income exempt from federal income tax and Ohio state income taxes.

The Adviser invests substantially all of the assets of the Ohio Tax-Free Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that, at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. The securities selected by the Adviser are: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization; or (ii) not rated, but deemed by the Adviser to be of comparable quality. In addition, these securities will have remaining maturities of no more than 15 years and the Fund’s anticipated dollar-weighted average maturity will be between four and ten years.The Adviser also establishes a desired yield level for new issues relative to U.S.Treasury securities.

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In managing the portfolio, the Adviser attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Adviser monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

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Interest-Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates. Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds.The lower a bond’s rating, the greater its credit risk.

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Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay —higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

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The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart shows changes in the performance of the Fund’s Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

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Performance Bar Chart and Table

Best Quarter	Q1 1995	4.26%
Worst Quarter	Q1 1994	(2.70)%

* The performance information above is based on a calendar year.

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This table compares the Fund’s average annual total returns for periods ended 12/31/01, to those of the Lehman Brothers 7-Year Municipal Bond Index.

Average Annual Total Returns

(for the periods ended December 31, 2001)

				Since
	1 Year	5 Years	10 Years	Inception*
Ohio Tax-Free Fund — Trust Shares
Returns before taxes	3.60%	4.35%	4.76%	5.36%

Returns after taxes on distributions(1)	3.32%	4.28%	4.72%	5.33%

Returns after taxes on distributions and sales(1)	4.03%	4.38%	4.75%	5.30%

Lehman Brothers 7-Year Municipal Bond Index	5.18%	5.55%	6.12%	N/A (3)

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(1)	After tax returns are calculated using a standard set of assumptions.The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.These after tax returns do not reflect the effect of any applicable state and local taxes.After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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(2)	The unmanaged Lehman Brothers Mortgage-Backed Securities Index is generally representative of the mortgage-backed securities market as a whole.
(3)	The index start of performance date is 10/31/88.

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*	Since 10/18/88.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Trust
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.66%

Total Annual Fund Operating Expenses**	1.16%

*	Does not include any wire transfer fees, if applicable.
**	Expense information has been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same.Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$118	$368	$638	$1,409

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Michigan Tax-Free Fund

Fund Summary

Investment Goal To seek to provide investors with current income exempt from both federal and Michigan personal income taxes

Investment Focus Michigan municipal securities

Principal Investment Strategy Invests primarily in investment-grade Michigan municipal securities

Share Price Volatility Low to Moderate

Investor Profile Michigan residents seeking income exempt from federal and state income taxes

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Investment Strategy The Huntington Michigan Tax-Free Fund seeks to provide investors with current income exempt from both federal and Michigan state income taxes.

As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax. In addition, at least 80% of the Fund’s annual income will be exempt from the alternative minimum tax.The securities selected by the Adviser for investment will have remaining maturities of no more than 15 years.The Adviser also establishes a desired yield level for new issues relative to U.S.Treasury securities.

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In managing the portfolio, the Adviser attempts to diversify the Fund’s holdings within Michigan as much as possible. In selecting securities, the Adviser monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.

Michigan tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.The economy of Michigan is principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds.The lower a bond’s rating, the greater its credit risk.

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Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay —higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

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The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table

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Best Quarter	Q1 1995	4.69%
Worst Quarter	Q1 1994	(3.21)%

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* The performance information above is based on a calendar year.

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This table compares the Fund’s returns for periods ended 12/31/01, to those of the Lehman Brothers 5-Year Municipal Bond Index (LB5MB) and the Lehman Brothers 7-Year Municipal Bond Index (LB7MB).The Fund’s benchmark index, which had formerly been the LB5MB, has now been changed to the LB7MB.

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Average Annual Total Returns
(for the periods ended
average annual total December 31, 2001)

				Since Class
	1 Year	5 Years	10 Years	Inception

Michigan Tax-Free Fund(1) — Trust Shares
Returns before taxes	3.89%	4.61%	5.35%	5.40	%*

Returns after taxes on distributions(2)	3.39%	4.49%	5.29%	5.34	%*

Returns after taxes on distributions and sales
of Fund shares(2)	4.35%	4.60%	5.25%	5.29	%*

Lehman Brothers 5-Year Municipal Bond Index(3)	6.21%	5.35%	5.72%	5.72	%†

Lehman Brothers 7-Year Municipal Bond Index(4)	5.18%	5.55%	6.12%	6.12	%†

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(1)	Performance data includes the performance of the FMB Michigan Tax-Free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-Free Fund on 4/13/1998.

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(2)	After tax returns are calculated using a standard set of assumptions.The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(3)	The unmanaged Lehman Brothers 5-Year Municipal Bond Index is comprised of intermediate term, investment grade, tax-exempt bonds with maturities between 4 and 6 years.
(4)	The unmanaged Lehman Brothers 7-Year Municipal Bond Index is comprised of intermediate term, investment grade, tax-exempt bonds with maturities between 6 and 8 years.

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*	Since 12/2/91.

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†	Since 12/31/91.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Trust
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.89%

Total Annual Fund Operating Expenses**	1.39%

*	Does not include any wire transfer fees, if applicable.
**	Expense information has been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same.Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$142	$440	$761	$1,669

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Fixed Income Securities Fund

Fund Summary

Investment Goal To seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years

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Investment Focus U.S. government obligations, corporate debt securities, mortgage backed securities

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Principal Investment Strategy Focuses on investment-grade fixed income securities that produce a high level of income

Share Price Volatility Moderate

Investor Profile Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

Investment Strategy The Huntington Fixed Income Securities Fund seeks to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

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The Adviser, under normal circumstances, invests at least 80% of the Fund’s assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization or (ii) not rated, but deemed by the Adviser to be of comparable quality.Within these parameters, the Adviser focuses on securities which offer the highest level of income. For all types of investments, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

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In managing the portfolio, the Adviser monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.The Adviser also follows closely new issue and secondary activity in the corporate debt market.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds.The lower a bond’s rating, the greater its credit risk.

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Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay —higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

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The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table

Best Quarter	Q2 1995	6.21%
Worst Quarter	Q1 1994	(3.47)%

* The performance information above is based on a calendar year.
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This table compares the Fund’s returns for periods ended 12/31/01, to those of the Lehman Brothers Government/Credit Bond Index.

Average Annual Total Returns
(for the periods ended
average annual total December 31, 2001)

				Since Class
	1 Year	5 Years	10 Years	Inception

Fixed Income Securities Fund — Trust Shares
Returns before taxes	8.30%	6.28%	6.28%	7.14	%*

Returns after taxes on distributions(1)	6.04%	3.69%	3.67%	4.60	%*

Returns after taxes on distributions and sales
of Class A Shares(1)	5.00%	3.72%	3.73%	4.56	%*

Lehman Brothers Government/CreditBondIndex(2)	8.50%	7.37%	7.27%	9.38	%†

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(1)	After tax returns are calculated using a standard set of assumptions.The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2)	The unmanaged Lehman Brothers Government/Credit Bond Index is comprised of government and investment-grade corporate debt securities of intermediate and long-term maturities.
*	Since 7/3/89.
†	Since 7/31/89.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Trust
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.57%

Total Annual Fund Operating Expenses**	1.07%

*	Does not include any wire transfer fees, if applicable.
**	Expense information has been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same.Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$109	$340	$590	$1,306

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Intermediate Government Income Fund

Fund Summary

Investment Goal To seek to provide investors with a high level of current income

Investment Focus U.S. government obligations, mortgage backed securities

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Principal Investment Strategy Focuses on U.S. government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income

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Share Price Volatility Low to Moderate

Investor Profile Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

Investment Strategy The Huntington Intermediate Government Income Fund seeks to provide investors with a high level of current income.

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The Adviser invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-related securities. The Adviser, under normal circumstances, invests at least 80% of the Fund’s assets in U.S. government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than ten years.Within this range, the Adviser focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Adviser invests in securities with a wide range of intermediate maturities. For all types of investments, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

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In managing the portfolio, the Adviser monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (CMOs), whose income is generated by payments of principal and interest on pools of mortgage loans.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

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Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay —higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

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Reinvestment Risk: As prepayment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.

Extension Risk: As interest rates rise, mortgage-related securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term securities.This will also affect the Adviser’s ability to manage the average life of the Fund. The above risks are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity.The principal derivative mortgage securities in which the Intermediate Government Income Fund invests are collateralized mortgage obligations (CMOs).

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table

Best Quarter	Q3 1998	4.52%
Worst Quarter	Q1 1994	(1.77)%

* The performance information above is based on a calendar year.

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This table compares the Fund’s average annual total returns for periods ended 12/31/01, to those of the Lehman Brothers Intermediate Government/Credit Bond Index.

Average Annual Total Returns
(for the periods ended December 31, 2001)

				Since Class
	1 Year	5 Years	10 Years	Inception

Intermediate Government Income Fund(1)
Trust Shares
Returns before taxes	7.28%	6.47%	6.15%	6.28	%*

Returns after taxes on distributions(2)	5.21%	4.18%	3.85%	3.98	%*

Returns after taxes on distribution and sales
of Class A Shares(2)	4.39%	4.03%	3.79%	3.90	%*

Lehman Brothers Intermediate Government/
Credit Bond Index(3)	8.50%	7.37%	7.27%	7.01	%†

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(1)	Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on 4/13/98.
(2)	After tax returns are calculated using a standard set of assumptions.The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.These after tax returns do not reflect the effect of any applicable state and local taxes.After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(3)	The unmanaged Lehman Brothers Intermediate Government/Credit Bond Index is comprised of government and investment-grade corporate debt securities of intermediate and long-term maturities.
*	Since 12/2/91.
†	Since 12/31/91.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Trust
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.49%

Total Annual Fund Operating Expenses**	0.99%

*	Does not include any wire transfer fees, if applicable.
**	Expense information has been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same.Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


	1 Year	3 Years	5 Years	10 Years

Trust Shares	$101	$315	$547	$1,213

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Short/Intermediate Fixed Income Securities Fund

Fund Summary

Investment Goal To seek to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years

Investment Focus U.S. Government obligations and investment-grade corporate debt securities

Principal Investment Strategy Focuses on fixed income securities with maturities of less than 5 years that produce a high level of income

Share Price Volatility Low to Moderate

Investor Profile Investors willing to accept the risk of a low to moderate amount fluctuation of their investment for the benefit of a higher total return

Investment Strategy The Huntington Short/Intermediate Fixed Income Securities Fund seeks to achieve current income through investment in fixed income securities with a maximum maturity or average life for individual issues of 5 years or less at the time of purchase and a dollar-weighted average portfolio maturity of more than 2 but less than 5 years.

The Adviser invests primarily in corporate debt and U.S. Government securities.The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization or (ii) not rated, but deemed by the Adviser to be of comparable quality. For all types of investments, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.

In managing the portfolio, the Adviser monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.The Adviser also follows closely new issue and secondary activity in the corporate debt market.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds.The lower a bond’s rating, the greater its credit risk.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table

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Best Quarter	Q3 1992	4.20%
Worst Quarter	Q4 2001	(1.58)%

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* The performance information above is based on a calendar year.

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This table compares the Fund’s average annual total returns for periods ended 12/31/01, to those of the Merrill Lynch 1-5 Year Government/Credit Index.

Average Annual Total Returns
(for the periods ended December 31, 2001)

				Since Class
	1 Year	5 Years	10 Years	Inception*

Short/Intermediate Fixed Income Securities
Fund — Trust Shares
Returns before taxes	6.84%	5.85%	5.84%	6.72%

Returns after taxes on distributions(1)	4.63%	3.43%	3.31%	4.22%

Returns after taxes on distributions and sales	4.14%	3.46%	3.42%	4.24%

Merrill Lynch 1-5 Year Government/Credit Index(2)	8.98%	6.95%	6.53%	7.38%†

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(1)	After tax returns are calculated using a standard set of assumptions.The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.These after tax returns do not reflect the effect of any applicable state and local taxes.After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2)	The unmanaged Merrill Lynch 1-5 Year Government/Credit Index is comprised of government and investment-grade corporate debt securities with maturities between one and five years.

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*	Since 7/3/89.
†	Since 7/31/89.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Trust
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Trust
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.53%

Total Annual Fund Operating Expenses	1.03%

* Does not include any wire transfer fees, if applicable.

Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same.Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Trust Shares	$105	$328	$569	$1,259

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Shareholder Information

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class

The Huntington Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. One class of Fund Shares — Trust — is offered in this prospectus. Three other classes of Fund Shares — Investment A Shares, Investment B Shares, and Interfund Shares of the Money Market Fund are offered in separate prospectuses. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Trust Shares:

Trust Shares

  No sales charges.
  No Distribution (12b-1) fees
  Available only to fiduciary, advisory, agency and other similar clients of The Huntington National Bank, its affiliates or correspondent banks.

For the actual past expenses of the Trust Shares, see the individual Fund profiles earlier in this prospectus.

The Funds also offer Investment A Shares, Investment B Shares, and the Money Market Fund offers Interfund Shares. Each of these classes has its own expense structure. Investment A and Investment B Shares are available to investors who are not otherwise eligible for Trust Shares. Interfund Shares are available only for purchase by the Huntington Equity Funds and the Huntington Income Funds.

Distribution of the Funds

Edgewood Services, Inc., whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus.

Purchasing Shares

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You may purchase Trust Shares of the Money Market Funds offered by this prospectus on any business day when the Federal Reserve Bank, the New York Stock Exchange and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed below. You may purchase Trust Shares of all other Funds offered by this prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

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What Shares Cost

Money Market Funds

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The offering price of a Trust Share is its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Money Market Fund offered in this prospectus twice a day, at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund and at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund and as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the Exchange is open.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time net asset value is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Huntington Funds at (800) 253-0412, if you have any questions about purchasing shares.

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The Trust attempts to stabilize the net asset value per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Trust’s Statement of Additional Information.

Your order for purchase is priced at the next net asset value calculated after your order is received. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, you will begin earning dividends on the day your order is received if the Trust receives payment in federal funds before 1:00 p.m. (Eastern Time). The applicable cut-off time for the Ohio Municipal Money Market Fund and the Florida Tax-free Money Fund is 10:30 a.m. (Eastern Time). Investments in the money market funds made by check,ACH or SIP are considered received when the payment is converted to federal funds (normally the next business day).

All Other Funds

The offering price of a Trust Share is its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Fund (other than the Money Market Funds) offered in this prospectus as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on each day that the Exchange is open.

The Trust calculates net asset value for each of the Funds (other than the Money Market Funds) offered by this prospectus by valuing securities held based on market value. These valuation methods are more fully described in the Trust’s Statement of Additional Information.

Your order for purchase is priced at the next net asset value calculated after your order is received. In order to purchase Trust Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day.

Additional Information

Orders placed through an intermediary, such as your Huntington Account Administrator or The Huntington Investment Company, must be received and transmitted to the Trust before the applicable cut-off time in order for shares to be purchased that day. It is the intermediary’s responsibility to transmit orders promptly, however, you should allow sufficient time for orderly processing and transmission.

The Trust reserves the right to suspend the sale of shares of any of the Funds temporarily and the right to refuse any order to purchase shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by the Trust in connection with the transaction.

How to Buy Trust Shares

1.	Minimum investment requirements:
	•	$1,000 for initial investments outside the Systematic Investment Program
	•	$500 for subsequent investments
	•	$50 for initial and subsequent investments through the Systematic Investment Program
2.	Call
	•	Your Huntington Account Administrator
3.	Make Payment
	•	By check payable to the applicable Huntington Fund—Trust Shares to:
Huntington Funds

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P.O. Box 6110
Indianapolis, IN 46206-6110

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Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

(The Trust will treat your order as having been received once the Trust receives your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Trust, or the Trust’s transfer agent.)

OR

  By Federal funds wire to:

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Huntington National Bank NA
ABA #044000024
Huntington Funds
Account #01892195216
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Shareholder Name
Shareholder Account Number

(The Trust will treat your order as having been received immediately upon receipt by the Trust’s transfer agent)

OR

  Through the Systematic Investment Program
  (Once you become a participant in the Program, your investments will be made automatically at your requested intervals)

Other methods of acceptable payment are discussed in the Statement of Additional Information.

Systematic Investment Program

You may invest on a regular basis in Trust Shares of one or more Funds offered by this Prospectus through the Systematic Investment Program. To participate, you must open an account with the Trust by calling (800) 253-0412, request and complete and application, and invest at least $50 at periodic intervals.

Once you have signed up for the Program, the Trust will automatically withdraw money from your bank account and invest it in Trust Shares of the Fund you specify. Your participation in the Program may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

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Exchanging Shares

Money Market Funds

On any business day when the Federal Reserve Bank, the New York Stock Exchange, and the principal bond markets are open, you may exchange Trust Shares of the Funds for Trust Shares of any other Huntington Fund offering such shares and as discussed under “What Shares Cost – Money Market Funds.

All Other Funds

On any business day when both the Federal Reserve Bank and the New York Stock Exchange are open, you may exchange Shares of all other Huntington Funds for the same class of Shares of any other Huntington Fund offering such shares.

Additional Information

In order to exchange Trust Shares on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) that day. The information in this Prospectus refers only to the Funds offered herein. Please refer to the prospectus that corresponds to the Fund you are exchanging.

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The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days’ prior notice.

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss.

The Statement of Additional Information contains more information about exchanges.

How to Exchange Shares

1.	Satisfy the minimum account balance requirements
	•	You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.
2.	Call (You must have completed the appropriate section on your account application)
	•	Huntington Funds at (800) 253-0412
	•	The Huntington Investment Company at (800) 322-4600
	•	Your Huntington Account Administrator OR
Write
•	Huntington Funds

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PO Box 6110 Indianapolis, IN 46206-6110

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3.	Provide the required information
	•	Specify that you are exchanging OUT OF Trust Shares of the designated fund.
	•	Your account number
	•	The name and address on your account
	•	The dollar amount or number of shares to be exchanged
	•	Name of the Fund into which you wish to make the exchange (exchange INTO)
•	Your signature (for written requests)
(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a signature guarantee in order to make an exchange)

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Redeeming Shares

Money Market Funds

You may redeem Trust Shares of the Funds offered by this prospectus on any business day when the Federal Reserve Bank, the New York Stock Exchange and the principal bond markets are open, and for the Money Market Funds, as discussed under “What shares cost – Money Market Funds.”

All Other Funds

You may redeem Trust Shares of all other Funds offered by this prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

Additional Information

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The price at which the Trust will redeem a Trust Share will be its net asset value (determined after the order is considered received). The Trust calculates the net asset value per share for each Fund offered in this Prospectus as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

For Money Market Fund shareholders who request redemptions prior to (1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-free Money Fund), usually the proceeds will be wired on the same day or a check will be mailed on the following business day. For Money Market Fund shareholders who request redemptions after the cut-off time mentioned above and for Bond Fund and Equity Fund shareholders, usually proceeds will be wired or a check will be mailed the following business day after net asset value is next determined. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted to the Trust. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record.

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

Redemption of Accounts with Balances Under $1,000

Due to the high cost of maintaining accounts with low balances, if your Trust Shares account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund’s net asset value. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

How to Redeem Trust Shares

1.	Call (You must have completed the appropriate section on your account application)
	•	Huntington Funds at (800) 253-0412;
	•	The Huntington Investment Company at (800) 322-4600; or
	•	Your Huntington Account Administrator. OR
Write
•	Huntington Funds

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PO Box 6110 Indianapolis, IN 46206-6110

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2.	Provide the required information
	•	The name of the Fund from which you wish to redeem shares
	•	Your account number
	•	The name and address on your account
	•	Your bank’s wire transfer information (for wire transfers)
	•	The dollar amount or number of shares you wish to redeem
•	Your signature (for written requests)

(If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem)

More About the Huntington Funds

Note: Proceeds from the redemption of Shares purchased by check,ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Systematic Withdrawal Program

You may choose to receive periodic payments from redemptions of Trust Shares, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust,The Huntington Investment Company or your Account Administrator, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. Huntington Asset Advisors, Inc. (Huntington), whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.

Investment Adviser

Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

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Huntington, a separate, wholly owned subsidiary of The Huntington National Bank is the investment advisor to the Huntington Funds. As of December 31, 2001, Huntington had assets under management of $3 billion. Huntington (and its predecessor) has served as investment adviser to the Funds since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2001, The Huntington National Bank had assets under management of $28.5 billion.

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Through its portfolio management team, Huntington makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Funds (other than the International Equity Fund).

Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund. Ms. Matlock joined Huntington in 2001 as Vice President of The Huntington National Bank and Director of International Investments. Ms. Matlock served as Director of International Investment for Bartlett & Co. from 1992 through 2001. Ms. Matlock is a Chartered Financial Analyst. She received her M. B. A. in Finance from the University of Cincinnati.

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Effective December 1, 2001, The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust.

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During the fiscal year ended December 31, 2001, the Trust paid Huntington management fees as a percentage of average net assets as follows:

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Money Market Fund	0.27%
Ohio Municipal Money Market Fund	0.30%
Florida Tax-Free Money Fund	0.30%
U.S. Treasury Money Market Fund	0.20%
Growth Fund	0.60%
Income Equity Fund	0.60%
Mortgage Securities Fund	0.50%
Ohio Tax-Free Fund	0.50%
Michigan Tax-Free Fund	0.50%
Fixed Income Securities Fund	0.50%
Intermediate Government Income Fund	0.50%
Huntington receives the following as part of the Investment Advisory Agreement with the Funds.
Rotating Index Fund	0.50%
Dividend Capture Fund	0.75%
International Equity Fund	1.00%*
Mid Corp America Fund	0.75%
New Economy Fund	0.85%

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* For the period from February 28, 2001 through December 30, 2001, Federated Global Investment Management Corp., pursuant to its Sub-Advisory agreement with Huntington, received from Huntington an annual fee equal to 0.65% of the first $100 million of the International Equity Funds average daily net assets. Effective December 31, 2001, Huntington has terminated this Agreement.

Dividends and Distributions

The Money Market Funds declare dividends on investment income daily and pay them monthly. These Funds also make distributions of net capital gains, if any, at least annually.

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Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, according to the following schedule:

International Equity Fund	Annually
Mid Corp America Fund	Annually
New Economy Fund	Annually
Rotating Index Fund	Annually
Fixed Income Securities Fund	Daily
Intermediate Government Income Fund	Daily
Michigan Tax-Free Fund	Daily
Ohio Tax-Free Fund	Daily
Short/Intermediate Fixed Income Securities Fund	Daily
Dividend Capture Fund	Quarterly
Growth Fund	Quarterly
Income Equity Fund	Quarterly
The Funds also make distributions of net capital gains,	if any, at least annually.

If you purchase shares by check,ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

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Distribution Options

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All dividends and distributions payable to a holder of Trust Shares will be automatically reinvested in additional shares of the same class of the income-producing Fund, unless the shareholder makes an alternative election. Shareholders of any of the Funds offered by this prospectus may choose to receive all distributions in cash. Shareholders of any of the Funds offered by this prospectus may choose to reinvest capital gains distributions, but receive all other distributions in cash.

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Tax Consequences

There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

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An exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares and, as with all sales, exchanges or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

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Taxation of Distributions

Each of the Funds offered by this prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price paid).

Exempt-Interest Dividends

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

State Income Taxes

In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-Free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-free Money Fund, the state of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

The Florida Tax-free Money Fund is also intended to exempt its shareholders from Florida’s intangible personal property tax. If on the last business day of any year, the Florida Tax-free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. Territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund’s shares will be exempt from the Florida intangible tax payable in the following year.

In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transactions costs involved in restructuring a fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in nonexempt assets during the year.

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Financial Highlights

The financial highlights tables that follow are intended to help you understand a Fund’s financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which have been audited by KPMG LLP, independent auditors, whose report along with the Funds’ financial statements, is included in the Funds’Annual Report, which is available upon request.

Financial Highlights

Money Market Funds

	Money Market

	Trust Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001		2000	1999	1998	1997

Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.03		0.06	0.05	0.05	0.05
Distributions to shareholders from net
investment income	(0.03)		(0.06)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(1)	3.45	%(2)	6.02%	4.77%	5.13%	5.17%
Expenses	0.71%		0.51%	0.49%	0.50%	0.51%
Net investment income	3.41%		5.85%	4.67%	4.99%	5.06%
Expense waiver reduction/
reimbursement(3)	0.05%		0.02%	—	—	—
Net assets, end of period
(000 omitted)	$717,115		$555,110	$633,055	$700,540	$424,050
(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable
(2)	The payments by affiliates had no impact on total return for the year ended December 31, 2001.
(3)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Money Market Funds

	Ohio Municipal Money Market

	Trust Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.02	0.04	0.03	0.03	0.03
Distributions to shareholders from net
investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(1)	2.26%	3.64%	2.79%	3.07%	3.27%
Expenses	0.73%	0.53%	0.48%	0.47%	0.45%
Net investment income	2.25%	3.55%	2.74%	3.03%	3.23%
Expense waiver reduction/
reimbursement(2)	0.06%	0.04%	0.05%	0.05%	0.07%
Net assets, end of period
(000 omitted)	$81,745	$101,655	$90,804	$102,606	$72,667
(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Money Market Funds

	Florida Tax-Free Money

	Trust Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001	2000	1999	(1)

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Net investment income	0.02	0.04	0.03
Distributions to shareholders from net
investment income	(0.02)	(0.04)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return(2)	2.14%	3.68%	2.78%
Expenses	0.78%	0.56%	0.49%	(3)
Net investment income	2.23%	3.63%	2.78%	(3)
Expense waiver reduction/
reimbursement(4)	0.05%	0.12%	0.30%	(3)
Net assets, end of period
(000 omitted)	$26,050	$38,506	$25,295
(1)	Reflects operations for the period from January 6, 1999 (date of initial public investment) to December 31, 1999.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	Computed on an annualized basis.
(4)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Money Market Funds

	U.S. Treasury Money Market

	Trust Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.03	0.06	0.04	0.05	0.05
Distributions to shareholders from net
investment income	(0.03)	(0.06)	(0.04)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(1)	3.35%	5.77%	4.53%	4.95%	5.06%
Expenses	0.62%	0.43%	0.40%	0.40%	0.42%
Net investment income	3.30%	5.63%	4.42%	4.84%	4.95%
Expense waiver reduction/
reimbursement(2)	0.05%	0.02%	—	—	—
Net assets, end of period
(000 omitted)	$460,993	$379,927	$404,501	$447,305	$483,548
(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Equity Funds

	Growth

	Trust Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001		2000	1999	1998	1997

Net Asset Value, Beginning of Period	$50.58		$49.52	$49.78	$43.48	$33.97

Net investment income/
(operating loss)	(0.04	)(1)	0.00	0.30	0.29	0.29
Net realized and unrealized
gain/(loss) investments	(8.43)		1.83	6.16	7.69	11.63
Total from investment operations	(8.47)		1.83	6.46	7.98	11.92
Distributions to shareholders from net
investment income	—		—	(0.30)	(0.29)	(0.29)
Distributions to shareholders from
net realized gain on investment
transactions	—		(0.72)	(6.42)	(1.21)	(2.12)
Distributions in excess of net
investment income	—		(0.05)	—	(0.18)	—
Total distributions	—		(0.77)	(6.72)	(1.68)	(2.41)

Net Asset Value, End of Period	$42.11		$50.58	$49.52	$49.78	$43.48

Total Return(2)	(16.75)%		3.74%	13.59%	18.55%	35.37%
Expenses	1.07%		0.84%	0.82%	0.79%	0.80%
Net investment income (loss)	(0.10)%		0.00%	0.57%	0.62%	0.73%
Expense waiver reduction/
reimbursement(3)	0.05%		0.03%	—	—	—
Net assets, end of period
(000 omitted)	$242,249		$292,679	$295,268	$322,564	$228,138
Portfolio turnover rate	12%		24%	10%	11%	12%
(1)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of share outstanding during the period.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Equity Funds

	Income Equity

	Trust Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$35.29	$36.71	$40.85	$36.30	$30.26

Net investment income	1.13	1.19	1.16	1.09	1.03
Net realized and unrealized
gain/(loss) on investments	(0.48)	(0.69)	(3.87)	5.26	6.70
Total from investment operations	0.65	0.50	(2.71)	6.35	7.73
Distributions to shareholders from net
investment income	(1.12)	(1.24)	(1.14)	(1.09)	(1.04)
Distributions to shareholders from
net realized gain on investment
transactions	(0.49)	(0.68)	(0.27)	(0.71)	(0.65)
Distributions in excess of net
investment income	—	—	(0.02)	—	—
Total distributions	(1.61)	(1.92)	(1.43)	(1.80)	(1.69)

Net Asset Value, End of Period	$34.33	$35.29	$36.71	$40.85	$36.30

Total Return(1)	1.84%	1.51%	(6.75)%	17.79%	25.99%
Expenses	1.05%	0.85%	0.82%	0.81%	0.81%
Net investment income	3.18%	3.40%	2.93%	2.83%	3.08%
Expense waiver reduction/
reimbursement(2)	0.05%	0.03%	—	—	—
Net assets, end of period
(000 omitted)	$210,870	$216,695	$225,647	$249,051	$214,625
Portfolio turnover rate	33%	41%	20%	13%	24%
(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Equity Funds

	Rotating Index

	Trust Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001	(1)

Net Asset Value, Beginning of Period	$10.00

Net operating loss	(0.04)	(2)
Net realized and unrealized
loss on investments	(0.97)
Total from investment operations	(1.01)

Net Asset Value, End of Period	$8.99

Total Return(3)	(10.10)%	(4)
Expenses	2.06%	(5)(6)
Net operating loss	(0.58)%	(5)(6)
Net assets, end of period
(000 omitted)	$4,962
Portfolio turnover rate	0%
(1)	Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.
(2)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	Does not include the effect of expenses of underlying fund.

Financial Highlights

Equity Funds

	Dividend Capture

	Trust Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001	(1)

Net Asset Value, Beginning of Period	$10.00

Net investment income	0.51	(2)
Net realized and unrealized
gain on investments	0.20
Total from investment operations	0.71
Distributions to shareholders from net
investment income	(0.60)

Net Asset Value, End of Period	$10.11

Total Return(3)	7.27%	(4)
Expenses	1.78%	(5)
Net investment income	5.78%	(5)
Expense waiver reduction/
reimbursement(6)	0.01%	(5)
Net assets, end of period
(000 omitted)	$17,089
Portfolio turnover rate	172%

(1)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(2)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Equity Funds

	International
	Equity

	Trust Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001	(1)

Net Asset Value, Beginning of Period	$10.00

Net operating loss	(0.04)	(2)
Net realized and unrealized
loss on investments	(2.27)
Total from investment operations	(2.31)
Distributions to shareholders from net
investment income	(0.01)

Net Asset Value, End of Period	$7.68

Total Return(3)	(23.11)%	(4)
Expenses	2.20%	(5)
Net operating loss	(0.57)%	(5)
Expense waiver reduction/
reimbursement(6)	0.01%	(5)
Net assets, end of period
(000 omitted)	$24,099
Portfolio turnover rate	121%
(1)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(2)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Equity Funds

	Mid Corp America

	Trust Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001	(1)

Net Asset Value, Beginning of Period	$10.00

Net operating loss	(0.00)	(2)
Net realized and unrealized
gain on investments	0.44
Total from investment operations	0.44
Distributions to shareholders from net
investment income	(0.03)
Distributions to shareholders from
net realized gain on investment
transactions	(0.01)
Total distributions	(0.04)

Net Asset Value, End of Period	$10.40

Total Return(3)	4.39%	(4)
Expenses	1.43%	(5)
Net investment income	0.02%	(5)
Expense waiver reduction/
reimbursement(6)	0.01%	(5)
Net assets, end of period
(000 omitted)	$53,001
Portfolio turnover rate	11%
(1)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(2)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Equity Funds

	New Economy

	Trust Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001	(1)

Net Asset Value, Beginning of Period	$10.00

Net operating loss	(0.03	)(2)
Net realized and unrealized
gain on investments	0.16
Total from investment operations	0.13
Distributions from paid in capital	(0.02	)(3)

Net Asset Value, End of Period	$10.11

Total Return(4)	1.35	%(5)
Expenses	1.96	%(6)
Net operating loss	(0.38	)%(6)
Expense waiver reduction/
reimbursement(7)	0.02	%(6)
Net assets, end of period
(000 omitted)	$10,444
Portfolio turnover rate	45%
(1)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(2)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3)	Reflects a return of capital for federal income tax purposes.
(4)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(5)	Not annualized.
(6)	Computed on an annualized basis.
(7)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Income Funds

	Mortgage Securities

	Trust Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001	2000	1999	1998 (1)	1997

Net Asset Value, Beginning of Period	$8.11	$7.86	$8.25	$8.24	$8.06

Net investment income	0.44	0.49	0.47	0.50	0.52 (2)
Net realized and unrealized
gain/(loss) on investments	0.20	0.25	(0.39)	0.01	0.16
Total from investment operations	0.64	0.74	0.08	0.51	0.68
Distributions to shareholders from net
investment income	(0.43)	(0.49)	(0.47)	(0.50)	(0.50)

Net Asset Value, End of Period	$8.32	$8.11	$7.86	$8.25	$8.24

Total Return(3)	8.14%	9.87%	1.01%	6.41%	8.77%
Expenses	1.03%	0.76%	0.95%	0.63%	0.66%
Net investment income	5.37%	6.24%	5.81%	6.09%	6.39%
Expense waiver reduction/
reimbursement(4)	0.05%	0.09%	0.20%	0.20%	0.20%
Net assets, end of period (000 omitted)	$35,938	$31,849	$32,193	$34,991	$37,057
Portfolio turnover rate	25%	9%	20%	17%	63%
(1)	Effective April 24, 1998, Piper Capital Management, Inc. ceased to serve as the subadviser for Mortgage Securities Fund.
(2)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Income Funds

	Ohio Tax-Free

	Trust Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$21.32	$20.68	$21.83	$21.74	$21.49

Net investment income	0.84	0.97	0.95	0.98	1.01
Net realized and unrealized
gain/(loss) on investments	(0.08)	0.64	(1.15)	0.11	0.27
Total from investment operations	0.76	1.61	(0.20)	1.09	1.28
Distributions to shareholders from net
investment income	(0.84)	(0.97)	(0.94)	(0.98)	(1.02)
Distributions to shareholders from
net realized gain on investment
transactions	(0.29)	—	(0.01)	(0.02)	(0.01)
Total distributions	(1.13)	(0.97)	(0.95)	(1.00)	(1.03)

Net Asset Value, End of Period	$20.95	$21.32	$20.68	$21.83	$21.74

Total Return(1)	3.60%	8.01%	(0.92)%	5.16%	6.11%
Expenses	1.00%	0.85%	0.82%	0.73%	0.72%
Net investment income	3.95%	4.62%	4.44%	4.50%	4.72%
Expense waiver reduction/
reimbursement(2)	0.05%	0.03%	—	—	—
Net assets, end of period (000 omitted)	$42,276	$48,408	$52,723	$63,148	$64,325
Portfolio turnover rate	39%	1%	11%	9%	14%
(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Income Funds

	Michigan Tax-Free*

	Trust Shares

(For a share outstanding	Year Ended December 31,

throughout each period)	2001	2000	1999	1998	(1)	1998(2)		1997(3)

Net Asset Value, Beginning of Period	$10.71	$10.44	$10.99	$10.97		$10.89		$10.79

Net investment income	0.43	0.48	0.49	0.29		0.25		0.50
Net realized and unrealized
gain/(loss) on investments	(0.02)	0.29	(0.55)	0.06		0.06		0.10
Total from investment operations	0.41	0.77	(0.06)	0.35		0.31		0.60
Distributions to shareholders from net
investment income	(0.42)	(0.49)	(0.49)	(0.31)		(0.23)		(0.50)
Distributions to shareholders from
net realized gain on investment
transactions	(0.24)	(0.01)	—	(0.02)		—		—
Total distributions	(0.66)	(0.50)	(0.49)	(0.33)		(0.23)		(0.50)

Net Asset Value, End of Period	$10.46	$10.71	$10.44	$10.99		$10.97		$10.89

Total Return(4)	3.89%	7.53%	(0.54)%	3.31%	(5)	2.86%	(5)	5.73%
Expenses	1.08%	0.83%	0.74%	0.67%	(6)	0.75%	(6)(7)	0.73%
Net investment income	3.93%	4.60%	4.57%	4.57%	(6)	4.55%	(6)	4.66%
Expense waiver reduction/
reimbursement(8)	0.05%	0.05%	0.07%	0.07%	(6)	0.14%	(6)	0.27%
Net assets, end of period (000 omitted)	$16,374	$16,392	$20,809	$23,995		$27,440		$24,954
Portfolio turnover rate	100%	0%	6%	7%		2%		7%
*	In 1998, the fiscal year end of Huntington Michigan Tax-Free and Huntington Intermediate Government Fund was changed from November 30 to May 31, and subsequently to December 31 to coincide with other Huntington Funds.
(1)	Seven months ended December 31.
(2)	Six months ended May 31.
(3)	Year ended November 30.
(4)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(5)	Not annualized.
(6)	Computed on an annualized basis.
(7)	Expense ratios reflect the operating expense in effect during the period prior to and subsequent to the reorganization.
(8)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Income Funds

	Fixed Income Securities

	Trust Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$20.25	$19.74	$21.78	$21.41	$20.94

Net investment income	1.12	1.29	1.23	1.26	1.31
Net realized and unrealized
gain/(loss) on investments	0.12	0.53	(2.05)	0.65	0.47
Total from investment operations	1.24	1.82	(0.82)	1.91	1.78
Distributions to shareholders from net
investment income	(1.11)	(1.31)	(1.22)	(1.26)	(1.31)
Distributions to shareholders from
net realized gain on investment
transactions	—	—	—	(0.28)	—
Total distributions	(1.11)	(1.31)	(1.22)	(1.54)	(1.31)

Net Asset Value, End of Period	$20.77	$20.25	$19.74	$21.78	$21.41

Total Return(1)	8.30% (2)	9.56%	(3.84)%	9.18%	8.83%
Expenses	0.97%	0.76%	0.74%	0.70%	0.70%
Net investment income	5.44%	6.53%	5.99%	5.78%	6.26%
Expense waiver reduction/
reimbursement(3)	0.04%	0.03%	—	—	—
Net assets, end of period
(000 omitted)	$149,588	$157,978	$150,787	$168,453	$153,374
Portfolio turnover rate	149%	28%	44%	47%	116%
(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	Total return would have been 6.37% without the payments by affiliates. See note J of Notes to Financial Statements.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Income Funds

	Intermediate Government Income*

	Trust Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001	2000	1999	1998	(1)	1998(2)		1997(3)

Net Asset Value, Beginning of Period	$10.22	$9.76	$10.42	$10.23		$10.16		$10.13

Net investment income	0.54 (4)	0.57	0.55	0.33		0.29		0.59
Net realized and unrealized
gain/(loss) on investments	0.01	0.47	(0.66)	0.21		0.04		0.02
Total from investment operations	0.55	1.04	(0.11)	0.54		0.33		0.61
Distributions to shareholders from net
investment income	(0.52)	(0.58)	(0.55)	(0.35)		(0.26)		(0.58)

Net Asset Value, End of Period	$10.43	$10.22	$9.76	$10.42		$10.23		$10.16

Total Return(5)	7.28% (6)	11.03%	(1.09)%	5.34%	(7)	3.33%	(7)	6.27%
Expenses	0.99%	0.77%	0.73%	0.69%	(8)	0.76%	(8)(9)	0.79%
Net investment income	5.05%	5.77%	5.45%	5.38%	(8)	5.67%	(8)	5.91%
Expense waiver reduction/
reimbursement(10)	0.05%	0.04%	0.05%	0.05%	(8)	0.02%	(8)	—
Net assets, end of period (000 omitted)	$69,700	$75,342	$99,566	$109,261		$116,317		$115,064
Portfolio turnover rate	64%	24%	14%	7%		14%		28%
*	In 1998, the fiscal year end of Huntington Michigan Tax-Free and Huntington Intermediate Government Fund was changed from November 30 to May 31, and subsequently to December 31 to coincide with other Huntington Funds.
(1)	Seven months ended December 31.
(2)	Six months ended May 31.
(3)	Year ended November 30.
(4)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(5)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(6)	Total return would have been 5.52% without the payments by affiliates. See note J of Notes to Financial Statements.
(7)	Not annualized.
(8)	Computed on an annualized basis.
(9)	Expense ratios reflect the operating expense in effect during the period prior to and subsequent to the reorganization.
(10)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Income Funds

	Short/Intermediate Fixed Income Securities

	Trust Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$19.52	$19.24	$20.13	$20.04	$19.96

Net investment income	1.07	1.16	1.10	1.15	1.19
Net realized and unrealized
gain/(loss) on investments	(0.13)	0.29	(0.90)	0.24	0.08
Total from investment operations	0.94	1.45	0.20	1.39	1.27
Distributions to shareholders from net
investment income	(1.06)	(1.17)	(1.09)	(1.15)	(1.19)
Distributions to shareholders from
net realized gain on investment
transactions	—	—	—	(0.15)	—
Total distributions	(1.06)	(1.17)	(1.09)	(1.30)	(1.19)

Net Asset Value, End of Period	$19.77	$19.52	$19.24	$20.13	$20.04

Total Return(1)	6.84% (2)	7.83%	1.05%	7.13%	6.56%
Expenses	0.93%	0.73%	0.73%	0.71%	0.71%
Net investment income	5.39%	6.01%	5.60%	5.68%	5.94%
Expense waiver reduction/
reimbursement(3)	0.05%	0.03%	—	—	—
Net assets, end of period (000 omitted)	$113,552	$115,511	$113,341	$127,715	$126,845
Portfolio turnover rate	65%	29%	92%	61%	160%
(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	Total return would have been 4.95% without the payments by affiliates. See note J of Notes to Financial Statements.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

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Additional Investment Strategies

Fundamental Investment Policies

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The following are fundamental policies of the indicated Funds:

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Ohio Municipal Money Market Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Florida Tax-Free Money Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.

Growth Fund

  at least 65% of total assets invested in equity securities.

Rotating Index Fund

  at least 80% of total assets invested, directly or indirectly through index-based securities, in stocks comprising the broad-based equity index that the Adviser has chosen to emulate.

Ohio Tax-Free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.
  no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

Michigan Tax-Free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.

Short/Intermediate Fixed Income Securities Fund

  at least 65% of total assets in fixed income securities.

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Additional Investment Policies

Rotating Index Fund. For the period that the Fund is invested in any particular broad-based equity index, the Fund attempts to achieve a correlation of at least 95% between the total return of its nets assets before expenses and the total return of the indexes selected by the Adviser. Perfect correlation would be 100%. Tracking accuracy will be monitored by the Adviser and appropriate adjustments will be made to the portfolio if the targeted correlation is not achieved.

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Investors often look to indexes as a standard of performance. Indexes are model portfolios, groups of stocks or bonds selected to represent not actual securities, but an entire market. One way an index fund can seek to match an index’s performance, before fees and expenses, is through buying all the index’s securities in the same proportion as they are reflected in the index.

As discussed in the Fund Summary, until total assets of the Fund reach $70 million, the Fund will not invest directly in the individual securities which comprise the selected broad-based equity index, but instead will invest indirectly in the index through its acquisition of index-based securities. Investing through the Fund in index-based securities involves certain additional expenses and certain tax results which would not be present in a direct investment in individual securities.

By investing in the index-based securities indirectly through the Fund (for the period in which the Fund does not have sufficient assets to invest directly in index stocks), an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his or her proportionate share of expenses, if any, related to the distribution of the Fund’s shares, and may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s policies of investing in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.

Fund Name	Fund Code

Money Market Fund	1
Ohio Municipal Money Market Fund	2
Florida Tax-Free Money Fund	3
U.S. Treasury Money Market Fund	4
Growth Fund	5
Income Equity Fund	6
Rotating Index Fund	7
Dividend Capture Fund	8
International Equity Fund	9
Mid Corp America Fund	10
New Economy Fund	11
Mortgage Securities Fund	12
Ohio Tax-Free Fund	13
Michigan Tax-Free Fund	14
Fixed Income Securities Fund	15
Intermediate Government Income Fund	16
Short/Intermediate Government Income Fund	17

Instrument	Fund Code	Risk Type

American Depository Receipts (ADRs): ADRs are foreign Shares	5-11	Market
of a company held by a U.S. bank that issues a receipt evidencing		Political
ownership. ADRs pay dividends in U.S. dollars.		Foreign Investment

Asset-Backed Securities: Securities backed by company	1,3,11-13	Pre-payment
receivables, home equity loans, truck and auto loans, leases,		Market
credit card receivables and other securities backed by		Credit
other types of receivables or assets.		Regulatory

Bankers’ Acceptances: Bills of exchange or time drafts drawn	1-17	Credit
on and accepted by a commercial bank. They generally have		Liquidity
maturities of six months or less.		Market

Bonds: Interest-bearing or discounted government or	1-4,6,8-17	Market
corporate securities that obligate the issuer to pay the		Credit
bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.


Instrument	Fund Code	Risk Type

Call and Put Options: A call option gives the buyer the	5-11	Management
right to buy, and obligates the seller of the option to		Liquidity
sell, a security at a specified price. A put option gives		Credit
the buyer the right to sell, and obligates the seller of		Market
the option to buy, a security at a specified price. The		Leverage
Funds will sell only covered call and secured put options,
and may buy bonds’ existing option contraction known as
“closing transactions”.

Certificates of Deposit: Negotiable instruments with a	1-17	Market
stated maturity.		Credit
Liquidity

Commercial Paper: Secured and unsecured short-term	1-17	Credit
promissory notes issued by corporations and other entities.		Liquidity
Their maturities generally vary from a few days to nine months.		Market

Common Stock: Shares of ownership of a company.	5-12	Market

Convertible Securities: Bonds or preferred stock that convert	5-11,15	Market
to common stock.		Credit

Demand Notes: Securities that are subject to puts and	1-17	Market
standby commitments to purchase the securities at a fixed		Liquidity
price (usually with accrued interest) within a fixed period		Management
of time following demand by a Fund.

Derivatives: Instruments whose value is derived from an	1-17	Management
underlying contract, index or security, or any combination		Market
thereof, including futures, options (e.g., put and calls),		Credit
options on futures, swap agreements, and some		Liquidity
mortgage-backed securities.		Leverage

Foreign Securities: Stocks issued by foreign companies	5-11,15,17	Market
including ADRs and Global Depository Receipts (GDRs), as		Political
well as commercial paper of foreign issuers and obligations		Foreign Investment
of foreign governments, companies, banks, overseas branches		Liquidity
of U.S. banks or supranational entities.

Foreign Forward Currency Contracts: An obligation to	5,6,9-11,15,17	Management
purchase or sell a specific amount of a currency at a fixed		Liquidity
future date and price set by the parties involved at the		Credit
time the contract is negotiated.		Market
Political
Leverage
Foreign Investment

Instrument	Fund Code	Risk Type

Foreign Exchange Contracts: Spot currency trades	9	Management
whereby one currency is exchanged for another. The Fund		Liquidity
may also enter into derivative contracts in which a		Credit
foreign currency is an underlying contract.		Market
Political
Leverage
Foreign Investment

Futures and Related Options: A contract providing for	1-17	Management
the future sale and purchase of a specific amount of a		Market
specific security, class of securities, or index at a specified		Credit
time in the future and at a specified price. The aggregate		Liquidity
value of options on securities (long puts and calls) will		Leverage
not exceed 10% of a Fund’s net assets at the time it
purchases the options. Each Fund will limit obligations
under futures, options on futures, and options on securities to no more than 25% of the Fund’s assets.

Illiquid Securities: Securities that ordinarily cannot	1-17	Liquidity
be sold within seven business days at the value the Fund		Market
has estimated for them. Each Fund, except the Florida
Tax-free Money Market Fund, may invest up to 10% of its
total assets in illiquid securities (15% in the case of the Rotating Index Fund,
Dividend Capture Fund, International Equity Fund, Mid Corp
America Fund, New Economy Fund and Intermediate Government
Income Fund). The Florida Tax-free Money Market Fund may
invest up to 10% of its net assets in illiquid securities.

Index-Based Securities: Index-based securities such as; iShares Russell	5-11	Market
2000 Index Fund, Standard & Poor’s Depository Receipts (“SPDRs”) and
NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”), represent ownership in an investment portfolio of common stocks designed to track the price, performance and dividend yield of an index, such as the Russell 2000 Index, the S&P 500 Index or the NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index
stocks in the underlying portfolio, less expenses.

Instrument	Fund Code	Risk Type

Investment Company Securities: Shares of registered	1-17	Market
investment companies. These may include Huntington Money
Market Funds and other registered investment companies for
which Huntington, its sub-advisers, or any of their
affiliates serves as investment adviser, administrator or
distributor. Except for the Rotating Index Fund, each of
the Funds may invest up to 5% of its assets in the Shares
of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any one
registered investment company or invest more than 10%
of its assets in the Shares of other registered
investment companies. The Rotating Index Fund may
invest all of its assets in the Shares of any one
investment company or investment companies. The Rotating
Index Fund, however, may not own more than 3% of the
securities of any one investment company. If the
Rotating Index Fund owns more than 1% of the shares
of an investment company, that portion that exceeds 1%
may be considered illiquid and would be subject to
the limitation on investing in illiquid securities.
As a shareholder of an investment company, a Fund
will indirectly bear investment management fees of
that investment company, which are in addition to the
management fees the fund pays its own adviser.

Investment Grade Securities: Securities rated BBB or higher	6,8-17	Market
by Standard & Poor’s; Baa or better by Moody’s; similarly		Credit
rated by other nationally recognized statistical rating organizations;
or, if not rated, determined to be of comparably high
quality by the Adviser.

Limited Liability Companies: Entities such as limited	9	Market
partnerships, limited liability companies, business trusts
and companies organized outside the United States may issue
securities comparable to common or preferred stock.

Money Market Instruments: Investment-grade, U.S.	1-17	Market
dollar-denominated debt securities with remaining maturities		Credit
of one year or less. These may include short-term U.S.
Government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. Government securities, certificates of deposit, bankers’ acceptances, and other financial
institution obligations. These securities may carry fixed
or variable interest rates.

Instrument		Fund Code	Risk Type

Mortgage-Backed Securities: Bonds backed by real estate		6,8,12,15-17	Prepayment
loans and pools of loans. These include collateralized			Market
mortgage obligations (CMOs) and real estate mortgage			Credit
investment conduits (REMICs).			Regulatory

Mortgage Dollar Rolls: A transaction in which a Fund sells		12	Prepayment
security for delivery in a current month and simultaneously			Market
contracts with the same party to repurchase similar but not			Regulatory
identical securities on a specified future date.

Municipal Securities: Securities issued by a state or		2,3,6,12-17	Market
political subdivision to obtain funds for various public			Credit
purposes. Municipal securities include private activity bonds			Political
and industrial development bonds, as well as general obligation			Tax
bonds, tax anticipation notes, bond anticipation notes,			Regulatory
revenue anticipation notes, project notes, other short-term
tax-exempt obligations, municipal leases, and obligations
of municipal housing authorities (single family revenue bonds)	.

There are two general types of municipal bonds:
General-Obligation Bonds, which are secured by the taxing
power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a
specific project or tax. These include, but are not limited
to, certificates of participation (COPs); utility and sales
tax revenues; tax increment or tax allocations; housing
and special tax, including assessment district and
community facilities district (Mello-Roos) issues which
are secured by taxes on specific real estate parcels;
hospital revenue; and industrial development bonds that
are secured by the financial resources of a private company.

Obligations of Supranational Agencies: Securities issued by		9	Credit
supranational agencies that are chartered to promote economic			Foreign Investment
development and are supported by various governments and
government agencies.

Instrument		Fund Code	Risk Type

Options on Currencies: A Fund may buy put options and		5-7, 9,15-16	Management
sell covered call options on foreign currencies (traded			Liquidity
on U.S. and foreign exchanges or over-the-counter markets).			Credit
A covered call option means the Fund will own an equal amount			Market
of the underlying foreign currency. Currency options help a			Political
Fund manage its exposure to changes in the value of the U.S.			Leverage
dollar relative to other currencies. If a Fund sells a put			Foreign Investment
option on a foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S.
Government securities or other liquid high-grade bonds in
an amount equal to the amount the Fund would be required to
pay if the put is exercised.

Preferred Stocks: Equity securities that generally pay		5-11	Market
dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.

Real Estate Investment Trusts (REITs): Pooled investment vehicles		8,9,12	Liquidity
which invest primarily in income producing real estate or			Management
real estate loans or interest.			Market
Regulatory
Tax
Prepayment
Real Estate/REIT

Repurchase Agreements: The purchase of a security and the		1-17	Market
simultaneous commitment to return the security to the seller			Leverage
at an agreed upon price on an agreed upon date.
This is treated as a loan.

Reverse Repurchase Agreements: The sale of a security and		7-11	Market
the simultaneous commitment to buy the security back at an			Leverage
agreed upon price on an agreed upon date. This is treated
as a borrowing by a Fund.

Restricted Securities: Securities not registered under the		1-17	Liquidity
Securities Act of 1933, such as privately placed commercial			Market
paper and Rule 144A securities.

Securities Lending: Each Fund, except the Rotating Index Fund,		1-17	Market
Dividend Capture Fund, International Equity Fund, Mid Corp America			Liquidity
Fund, and New Economy Fund may lend up to 20% of its total assets	.		Leverage
The Rotating Index Fund, Dividend Capture Fund, International Equity
Fund, Mid Corp America Fund, and New Economy Fund may each
lend up to 33 1/3% of their total assets. Such loans must be collateralized by cash, Credit U.S. Government obligations
or other high-quality debt obligations and marked to market daily	.

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Instrument	Fund Code	Risk Type

Tax-Exempt Commercial Paper: Commercial paper issued by	2,3,6,12-17	Credit
governments and political sub-divisions.		Liquidity
Market
Tax

Time Deposits: Non-negotiable receipts issued by a bank	1-17	Liquidity
in exchange for a deposit of money.		Credit
Market

Treasury Receipts: Treasury receipts,Treasury investment	6,8-11	Market
growth receipts, and certificates of accrual of
Treasury securities.

Unit Investment Trusts: A type of investment vehicle,	8-11	Market
registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed
portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities,
or preferred stock. Unit holders receive an undivided
interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they
invest. The portfolio of securities remains fixed until all
the securities mature and unit holders have recovered
their principal.

U.S. Government Agency Securities: Securities issued by	1-17	Market
agencies and instrumentalities of the U.S. Government		Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. Treasury Obligations: Bills, notes, bonds, separately	1-17	Market
traded registered interest and principal securities,
and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with	1-17	Credit
interest rates that are reset daily, weekly, quarterly or		Liquidity
on some other schedule. Such instruments may be payable		Market
to a Fund on demand.

Warrants: Securities that give the holder the right to	1-17	Market
buy a proportionate amount of common stock at a specified		Credit
price. Warrants are typically issued with preferred
stock and bonds.

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Instrument	Fund Code	Risk Type

When-Issued Securities and Forward Commitments: A purchase	1-17	Market
of, or contract to purchase, securities at a fixed price for		Leverage
delivery at a future date.		Liquidity
Credit

Yankee Bonds and Similar Debt Obligations: U.S. dollar	6,9,15	Market
denominated bonds issued by foreign corporations or governments.		Credit
Sovereign bonds are those issued by the government of a
foreign country. Supranational bonds are those issued by
supranational entities, such as the World Bank and European
Investment Bank. Canadian bonds are those issued by
Canadian provinces.

Zero-Coupon Debt Obligations: Bonds and other types of debt	6,8,9,15-17	Credit
that pay no interest, but are issued at a discount from		Market
their value at maturity. When held to maturity, their entire		Zero Coupon
return equals the difference between their issue price and
their maturity value.

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Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. Dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. Dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

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Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

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Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

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Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

Mid/Small Cap Stock Risk. To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

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Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment & Call Risk. The risk that a security’s principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call”—or repay—a high-yielding bond before the bond’s maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio’s income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile. Generally speaking, the longer a security’s maturity, the greater the prepayment and call risk it poses.

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Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund’s investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

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Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports
The Semiannual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information
Provides more detailed information about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

HUNTINGTON ASSET ADVISORS, INC.,
a wholly owned subsidiary of The Huntington National Bank, is the Adviser to the Huntington Funds.

EDGEWOOD SERVICES, INC.
is the Distributor and is not affiliated with The Huntington National Bank.

For copies of Annual or Semiannual Reports, the Statement of Additional Information, other information or for any other inquiries:

Call (800) 253-0412

Write
Huntington Funds
PO Box 6110
Indianapolis, IN 46206-6110

Log on to the Internet
The Huntington Funds' website is at http://www.huntingtonfunds.com. The SEC’s website, http://www.sec.gov, contains text-only versions of the Huntington Funds documents.

Contact the SEC
Call (202) 942-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, NW, Washington, DC 20549-0102.

The Huntington Funds' Investment Company Act registration number is 811-5010.

[Logo of Huntington Funds]

Huntington Funds Shareholder Services: 1-800-253-0412
The Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

* Not FDIC Insured * No Bank Guarantee * May Lose Value

1400076

SEC File No. 811-5010

INVESTMENT A SHARES PROSPECTUS
INVESTMENT B SHARES PROSPECTUS

Equity Funds

Huntington Growth Fund
Huntington Income Equity Fund
Huntington Rotating Index Fund
Huntington Dividend Capture Fund
Huntington International Equity Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund

Income Funds

Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Michigan Tax-Free Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund

Money Market Funds

Huntington Money Market Fund
Huntington Ohio Municipal
Money Market Fund
Huntington Florida Tax-Free Money Fund
Huntington U.S. Treasury Money Market Fund

MAY 1, 2002

[Logo of Huntington Funds]

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

Huntington Funds

How to Read This Prospectus

The Huntington Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Investment A Shares and Investment B Shares of the Huntington Funds that you should know before investing. The Funds also offer Trust Shares and Interfund Shares, which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Huntington Funds.

Introduction

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Fund Summary, Investment Strategy and Risks
Money Market Funds
Money Market Fund
Ohio Municipal Money Market Fund
Florida Tax-Free Money Fund
U.S. Treasury Money Market Fund
Equity Funds
Growth Fund
Income Equity Fund
Rotating Index Fund
Dividend Capture Fund
International Equity Fund
Mid Corp America Fund
New Economy Fund
Income Funds
Mortgage Securities Fund
Ohio Tax-free Fund
Michigan Tax-free Fund
Fixed Income Securities Fund
Intermediate Government Income Fund
Shareholder Information
Distribution of the Funds
Distribution Plan (12b-1 Fees)
Sales Charges
Contingent Deferred Sales Charges
Purchasing Shares
Exchanging Shares
Redeeming Shares
More About the Huntington Funds
Management of the Trust
Dividends and Distributions
Tax Consequences
Financial Highlights
Additional Investment Strategies
Investment Practices
Glossary of Investment Risks

For more information about the Huntington Funds, please see the back cover of this Prospectus

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This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction

Each Huntington Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Huntington Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Huntington Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Each Fund’s investment goal is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding shares. Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees.

The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks

Money Market Fund

Fund Summary

Investment Goal To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus High-quality, short-term debt securities

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Principal Investment Strategy Maximize current income while preserving capital

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Share Price Volatility Low

Investor Profile Short-term or risk averse investors seeking our typically highest-yielding money market fund

Investment Strategy The Huntington Money Market Fund seeks to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

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The Adviser strives to maintain a $1.00 net asset value per share for the Money Market Fund by investing in commercial paper and other short-term money market instruments for the Money Market Fund which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser. In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. The Adviser employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

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For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest-Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security’s credit rating, the higher its credit risk.

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For more information about risks, please see the “Glossary of Investment Risks.”

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An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares from year to year.*

Performance Bar Chart and Table

* The performance information above is based on a calendar year.

Best Quarter	Q3	2000	1.49%
Worst Quarter	Q4	2001	0.37%

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This table shows the Fund’s average annual total returns for periods ended 12/31/01. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.

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Average Annual Total Returns

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(for the periods ended December 31, 2001)

				Since Class
	1 Year	5 Years	10 Years	Inception

Money Market Fund — Investment A Shares
Returns before taxes	3.20%	4.75%	4.38%	4.44%*

Money Market Fund — Investment B Shares
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	(2.38)%	N/A	N/A	1.28%**

* Since 5/1/91.

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** Since 5/1/00.

Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Money Market Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.27%	0.27%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%

Other Expenses	0.44%	0.24%

Total Annual Fund Operating Expenses	0.96%	1.51%

* Does not include any wire transfer fees, if applicable.

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Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$98	$306	$531	$1,178
Investment B Shares
If you do not sell your shares:	$154	$477	$824	$1,653
If you sell your shares at the
end of the period:	$654	$777	$1,024	$1,653

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Ohio Municipal Money Market Fund

Fund Summary

Investment Goal To seek to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity

Investment Focus Ohio tax-free money market securities

Principal Investment Strategy Attempts to invest in high-quality, short-term Ohio tax-free securities

Share Price Volatility Low

Investor Profile Ohio residents seeking income exempt from federal and Ohio state personal income taxes

Investment Strategy The Huntington Ohio Municipal Money Market Fund seeks to provide income exempt from both federal regular income tax and Ohio personal income taxes while preserving capital and maintaining liquidity.

The Adviser strives to maintain a $1.00 net asset value per share for the Ohio Municipal Money Market Fund by investing substantially all of the Fund’s assets in short-term Ohio tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser. In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio’s holdings within Ohio as much as possible. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest-Rate Risk: The possibility that the Fund’s investments will decline in value due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security’s rating, the greater its credit risk.

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For more information about risks, please see the “Glossary of Investments Risks.”

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An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares from year to year.*

Performance Bar Chart and Table

* The performance information above is based on a calendar year.

Best Quarter	Q2	1995	0.91%
Worst Quarter	Q4	2001	0.30%

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This table shows the Fund’s average annual total returns for periods ended 12/31/01.

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Average Annual Total Returns

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(for the periods ended December 31, 2001)

				Since Class
	1 Year	5 Years	10 Years	Inception*
Ohio Municipal Money Market Fund —
Investment A Shares
Returns before taxes	2.00%	2.85%	2.76%	2.82%

* Since 5/1/91.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Ohio Municipal Money Market Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.30%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.53%

Total Annual Fund Operating Expenses**	1.08%

*	Does not include any wire transfer fees, if applicable.
**	Expense information has been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$110	$343	$595	$1,317

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Florida Tax-Free Money Fund

Fund Summary

Investment Goal To seek to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal

Investment Focus Florida tax-free money market securities

Principal Investment Strategy Attempts to invest in high-quality, short-term Florida tax-free securities

Share Price Volatility Low

Investor Profile Florida residents seeking income exempt from federal personal income tax and Florida intangible personal property tax

Investment Strategy The Huntington Florida Tax-free Money Fund seeks to provide the highest level of interest income exempt from federal income tax, consistent with liquidity and stability of principal.

The Adviser strives to maintain a $1.00 net asset value per share for the Florida Tax-Free Money Fund by investing substantially all of the Fund’s assets in short-term Florida tax-exempt securities which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser.

In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 35 and 80 days) and each individual security held and endeavors to diversify the portfolio’s holdings within Florida as much as possible. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

As part of the Adviser’s strategy to take advantage of the exemption from Florida’s intangible tax in any year, the Adviser may engage, on an annual basis, in significant portfolio restructuring to sell non-exempt assets. Transaction costs involved in such restructuring may adversely affect the Fund’s performance and possibly offset any gains achieved by investing in the assets sold.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax.

Florida tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Florida or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and the value of which is exempt from the Florida intangible personal property tax.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Florida, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Florida is largely concentrated in agriculture, tourism and construction and is adversely affected by severe weather conditions. It is also impacted by changes in the economies of Central and South America.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest-Rate Risk: The possibility that the Fund’s investments will decline in value due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security’s rating, the greater its credit risk.

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For more information about risks, please see the “Glossary of Investments Risks.”

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An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares from year to year.*

Performance Bar Chart and Table

* The performance information above is based on a calendar year.

Best Quarter	Q2	2000	0.90%
Worst Quarter	Q1	2000	0.76%

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This table shows the Fund’s average annual total returns for periods ended 12/31/01.

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Average Annual Total Returns

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(for the periods ended December 31, 2001)

		Since Class
	1 Year	Inception*

Florida Tax-free Money Fund — Investment A Shares
Returns before taxes	1.89%	2.70%

* Since 1/28/99.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Florida Tax-Free Money Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.30%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.74%

Total Annual Fund Operating Expenses**	1.29%

*	Does not include any wire transfer fees, if applicable.
**	Expense information has been restated to reflect current fees.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$131	$409	$708	$1,556

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U.S. Treasury Money Market Fund

Fund Summary

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Investment Goal To seek to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the U.S. government and backed by its full faith and credit and in repurchase agreements with respect to such obligations

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Investment Focus U.S. Treasury obligations

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Principal Investment Strategy Invests exclusively in US government obligations and repurchase agreements on such obligations

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Share Price Volatility Low

Investor Profile Highly risk averse investors seeking current income from a money market fund that invests primarily in U.S. Treasury obligations

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Investment Strategy The Huntington U.S. Treasury Money Market Fund seeks to maximize current income while preserving capital and maintaining liquidity by investing exclusively in obligations issued by the US government and backed by its full faith and credit and in repurchase agreements with respect to such obligations.

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The Adviser strives to maintain a $1.00 net asset value per share for the U.S. Treasury Money Market Fund by investing substantially all of the Fund’s assets in short-term obligations of the US government. In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments and yields and opposite direction; and monitors new issue calendars for potential purchases.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest-Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

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For more information about risks, please see the “Glossary of Investments Risks.”

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An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares from year to year.*

Performance Bar Chart and Table

* The performance information above is based on a calendar year.

Best Quarter	Q3	2000	1.44%
Worst Quarter	Q1	1994	0.68%

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This table shows the Fund’s average annual total returns for periods ended 12/31/01.

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Average Annual Total Returns

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(for the periods ended December 31, 2001)

			Since Class
	1 Year	5 Years	Inception*

U.S. Treasury Money Market Fund — Investment A Shares
Returns before taxes	3.09%	4.57%	4.56%

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington U.S. Treasury Money Market Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.20%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.42%

Total Annual Fund Operating Expenses	0.87%

* Does not include any wire transfer fees, if applicable.

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Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$89	$278	$482	$1,073

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Growth Fund

Fund Summary

Investment Goal To seek to achieve long-term capital appreciation primarily through investing in equity securities

Investment Focus Common stocks of medium to large companies

Principal Investment Strategy Seeks to invest in companies offering above-average growth potential

Share Price Volatility Moderate to High

Investor Profile Long-term investors seeking capital appreciation

Investment Strategy The Huntington Growth Fund seeks to achieve long-term capital appreciation primarily through investing in equity securities.

The Adviser intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Adviser occasionally invests in established companies which present growth opportunities and it believes have temporarily depressed prices.

In selecting investments, the Adviser reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Adviser also monitors the Fund’s existing positions to determine the benefits of retention.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses — those of medium to large US growth companies — will underperform other types of stock investments or the market as a whole.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table

* The performance information above is based on a calendar year.

Best Quarter	Q2	1997	19.57%
Worst Quarter	Q3	1998	(10.99)%

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This table compares the Fund’s average annual total returns for periods ended 12/31/2001, to those of the S&P 500 Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.

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Average Annual Total Returns

(for the periods ending December 31, 2001)

				Since Class
	1 Year	5 Years	10 Years	Inception
Growth Fund — Investment A Shares*
(with 5.75% sales charge)
Returns before taxes	(21.75)%	7.93%	9.69%	9.96%*

Returns after taxes on distributions(1)	(21.75)%	6.82%	8.37%	8.66%*

Returns after taxes on distributions and sales
of Class A Shares(1)	(13.25)%	6.40%	7.74%	8.01%*

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				Since Class
	1 Year	5 Years	10 Years	Inception
Growth Fund — Investment B Shares**
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	(21.53)%	8.09%	9.52%	9.72%**

Returns after taxes on distributions(1)	(21.53)%	6.93%	8.30%	8.51%**

Returns after taxes on distributions and sales
of Class B Shares(1)	(13.11)%	6.51%	7.71%	7.90%**

S&P 500 Index(2)	(11.88)%	10.70%	12.93%	13.29%†

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2)	The unmanaged S&P 500 Index generally reflects the performance of large companies in the US stock market.
*	Since 5/1/91.
**	Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.
†	Since 5/31/91.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.60%	0.60%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%

Other Expenses	0.47%	0.27%

Total Annual Fund Operating Expenses	1.32%	1.87	% †

*	This sales charge varies depending upon how much you invest. See “Distribution of the Funds — Sales Charges.”
**	If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Distribution of the Funds — Sales Charges.”
***	Does not include any wire transfer fees, if applicable.
†	Expense information has been restated to reflect current fees.

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Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$702	$969	$1,257	$2,074
Investment B Shares
If you do not sell your shares:	$190	$588	$1,011	$2,047
If you sell your shares at the end
of the period:	$690	$888	$1,211	$2,047

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Income Equity Fund

Fund Summary

Investment Goal To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus Common and preferred stocks

Principal Investment Strategy Attempts to identify stocks that pay high dividends

Share Price Volatility Moderate

Investor Profile Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

Investment Strategy The Huntington Income Equity Fund seeks to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

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The Adviser focuses primarily on equity securities and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock, which have a history of increasing or paying high dividends. As an additional income source, the Adviser also invests in investment grade corporate debt obligations, such as bonds, notes and debentures. The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below BBB by Standard & Poor’s or Baa by Moody’s).At least 65% of the Fund’s total assets will be invested in income-producing equity securities. The Adviser selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

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In evaluating the current yield of a security, the Adviser considers dividend growth to be most important, followed by capital appreciation. The Adviser actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses—the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates. Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.

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The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table

* The performance information above is based on a calendar year.

Best Quarter	Q4	1998	12.17%
Worst Quarter	Q3	1999	(8.85)%

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This table compares the Fund’s average annual total returns for periods ended 12/31/2001, to those of the S&P 500 Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.

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Average Annual Total Returns

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(for the periods ended December 31, 2001)

				Since Class
	1 Year	5 Years	10 Years	Inception*
Income Equity Fund — Investment A Shares
(with a 5.75% sales charge)
Returns before taxes	(4.27)%	5.90%	8.80%	8.21%

Returns after taxes on distributions(1)	(5.62)%	4.08%	7.27%	6.66%

Returns after taxes on distributions and sales
of Class A Shares(1)	(2.34)%	3.88%	6.60%	6.09%

					Since Class
	1 Year	5 Year	10	Year	Inception**
Income Equity Fund — Investment B Shares
(with applicable Contingent Deferred Sales Charge)
Returns before taxes	(3.84)%	6.44%	9.39%		10.04%

Returns after taxes on distributions(1)	(4.99)%	4.67%	7.79%		8.16%

Returns after taxes on distributions and sales
of Class A Shares(1)	(2.06)%	4.39%	7.09%		7.47%

S&P 500 Index(2)	(11.88)%	10.70%	12.93%		13.38%†

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2)	The unmanaged S&P 500 Index generally reflects the performance of large companies in the US stock market.
*	Prior to 5/14/97 (the inception date for Investment A Shares), performance for Investment A Shares is based on the performance of Trust Shares, adjusted for the Investment A Shares sales charge and 12b-1 fees.
**	Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and CDSC.
†	Since 7/31/89.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.60%	0.60%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%

Other Expenses	0.45%	0.25%

Total Annual Fund Operating Expenses	1.30%	1.85%

*	This sales charge varies depending upon how much you invest. See “Distribution of the Funds — Sales Charges.”
**	If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Distribution of the Funds — Sales Charges.”
***	Does not include any wire transfer fees, if applicable.

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Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$700	$963	$1,247	$2,053
Investment B Shares
If you do not sell your shares:	$188	$582	$1,001	$2,026
If you sell your shares at the end
of the period:	$688	$882	$1,201	$2,026

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Rotating Index Fund

Fund Summary

Investment Goal To seek to approximate the returns of the broad-based equity market index as determined by the Fund’s Investment Adviser to be the most favorable in a given market environment.

Investment Focus Common stocks and index-based securities

Principal Investment Strategy Attempts to emulate the returns of the broad-based equity index determined by the Adviser to be the most favorable given current economic conditions by investing in the stocks comprising that index or in index-based securities.

Share Price Volatility Moderate to High

Investor Profile Long-term investors seeking capital appreciation

Investment Strategy The Huntington Rotating Index Fund seeks to approximate the returns of various broad-based equity market indices as determined by the Fund’s Investment Adviser to be the most favorable in a given market environment.

The Fund will pursue its objective, under normal market conditions, by investing (either directly or through the ownership of domestic index-based securities, as described below) substantially all of its assets in the stocks that comprise the broad-based equity index selected by the Adviser. In determining which broad-based equity index the Fund will seek to emulate, the Adviser will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Fund currently seeks to approximate the returns of the Russell 2000 Index (“Russell 2000”).The Adviser will continuously monitor the market environment and may shift the index that the Fund emulates when the Adviser determines that another broad-based equity index is more favorable given the current market environment.

Until the total assets of the Fund reach $70 million, the Fund will not invest directly in the individual securities which comprise the index selected by the Adviser, but will instead invest indirectly in the index through its acquisition of index-based securities such as iShares Russell 2000 Index Fund, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”).

Although the Fund will attempt to remain fully invested in the composite stocks of the selected broad based equity index, for liquidity purposes, the Fund may invest in money market instruments.

Index-based securities are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000, S&P 500 Index, or the NASDAQ-100 Index.

A broad-based equity index is one that provides investors with a performance indicator of the overall applicable stock market or a substantial portion of the market. Examples include, but are not limited to, the S&P 500 Index, Dow Jones Industrial Average, NASDAQ-100 Index or Russell 2000 Index. Additionally, indexes emphasizing large, medium or small capitalization companies as well as growth or value stocks would also be considered broad-based. An index is not considered to be broad-based if it is composed of securities of firms in a particular industry or group of related industries.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of the broad-based equity index selected by the Adviser — will underperform other kinds of investments or market averages.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about the Fund’s investment strategies and risks, please see “Additional Investment Strategy” and the “Glossary of Investment Risks.”

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Performance Information

This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	1.50%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)	0%

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.90%

Total Annual Fund Operating Expenses***	1.65%

*	Does not include any wire transfer fees, if applicable.
**	If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Distribution of the Funds — Sales Charges.”
***	Expense information has been restated to reflect current fees.

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Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$315	$663	$1,033	$2,075

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Dividend Capture Fund

Fund Summary

Investment Goal To seek total return on investment, with dividend income as an important component of that return

Investment Focus US common stocks and covered option positions relative to those stocks

Principal Investment Strategy Attempts to identify stocks that pay dividends and hedge against adverse market swings

Share Price Volatility Moderate

Investor Profile Investors seeking capital appreciation with the potential for higher current income than the average stock fund

Investment Strategy The Huntington Dividend Capture Fund seeks total return on investment, with dividend income as an important component of that return.

To pursue its primary goal, the Fund invests at least 65% of its assets in dividend-paying stocks that the Adviser believes are undervalued or out-of-favor. The Adviser intends to invest in common stock, preferred stock, and REIT’s (real estate investment trusts) which pay high dividends. The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds).As an additional income source, the Adviser will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend).

The companies in which the Fund invests are generally mature, middle and large-capitalization US corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the company’s future prospects. Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security’s historic valuations. Factors considered will include fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. The Adviser then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The Fund may, under varying market conditions, employ various strategies which involve put and/or call option contracts.

The Adviser typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Adviser’s opinion, leaves little for investor gain. The Adviser may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses).Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

Basis Risk: Financial instruments such as options or futures contacts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

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This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%

Other Expenses	0.89%	0.64%

Total Annual Fund Operating Expenses†	1.89%	2.39%

*	This sales charge varies depending upon how much you invest. See “Distribution of the Funds — Sales Charges.”
**	If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Distribution of the Funds — Sales Charges.”
***	Does not include any wire transfer fees, if applicable.
†	Expense information has been restated to reflect current fees.

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Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$756	$1,135	$1,538	$2,659
Investment B Shares
If you do not sell your shares:	$242	$745	$1,275	$2,603
If you sell your shares at the end
of the period:	$742	$1,045	$1,475	$2,603

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International Equity Fund

Fund Summary

Investment Goal To seek total return on its assets

Investment Focus Equity securities of companies based outside the US

Principal Investment Strategy Attempts to identify equity securities of companies based outside the US with the best potential for superior long-term investment returns

Share Price Volatility High

Investor Profile Investors who want total return, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

Investment Strategy The Fund’s investment objective is to obtain a total return on its assets. The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that changes in market value will comprise the largest component of its total return. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus. This investment objective may be changed by the Fund’s Trustees without shareholder approval.

The Fund pursues its investment objective by investing at least 80% of its assets in equity securities, 65% of which will be invested in companies based outside the U.S. The Adviser manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Adviser uses a “bottom-up” approach to stock selection and selection of industry and country are secondary considerations. The Adviser attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates.

The Adviser ranks the relative valuation and recent price performance of a universe of companies. The Adviser then evaluates the most attractively valued portion of this universe using such factors as the company’s price-to-earnings ratio, enterprise value, organic growth rates versus growth through acquisition, product niche and management quality. The Adviser also reviews the company’s financial statements and forecasts of earnings. Based on this information, the Adviser evaluates the sustainability of the company’s current growth trends and potential catalysts for increased valuation, based on the company’s potential to add economic value to the enterprise.

The Adviser frequently identifies benchmarks for certain securities such as price-to-earnings ratios or stock prices. Once those benchmarks are achieved, the Adviser will often consider selling all or a portion of the Fund’s holdings to lock in profit. Holdings will also be sold if they fail to meet performance expectations or better investment opportunities are identified.

With respect to the Fund’s investments in developed markets, companies may be grouped together in broad categories called business sectors. The Adviser may emphasize certain business sectors in the portfolio that exhibit stronger growth potential or higher profit margins. The Fund will not invest more than 20% of its assets in companies located in emerging markets. In selecting emerging markets countries in which to invest, the Adviser reviews the country’s economic outlook, its interest and inflation rates, and the political and foreign exchange risk of investing in a particular country. The Adviser then analyzes companies located in particular emerging market countries.

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of foreign companies — may underperform other kinds of investments or the market as a whole.

Currency Risks: Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund’s foreign investments and the value of its Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the US dollar. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S. Additionally, the Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the US dollar will have a significant impact on the value of the Fund’s investments.

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Foreign Investment Risk: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

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Custodial Services and Related Investment Costs: Custodial services and other costs relating to investment in international securities markets are generally more expensive than in the US Such markets have settlement and clearance procedures that differ from those in the US In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss or theft of its assets.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

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This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	1.00%	1.00%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%

Other Expenses	0.84%	0.59%

Total Annual Fund Operating Expenses†	2.09%	2.59%

*	This sales charge varies depending upon how much you invest. See “Distribution of the Funds — Sales Charges.”
**	If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Distribution of the Funds — Sales Charges.”
***	Does not include any wire transfer fees, if applicable.
†	Expense information has been restated to reflect current fees.

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Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$775	$1,192	$1,634	$2,857
Investment B Shares
If you do not sell your shares:	$262	$805	$1,375	$2,803
If you sell your shares at the end
of the period:	$762	$1,105	$1,575	$2,803

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Mid Corp America Fund

Fund Summary

Investment Goal To seek long-term capital appreciation by investing primarily in equity securities of companies that are either included in the Russell 3000 Index or have market capitalizations within the range of such included companies

Investment Focus Common stocks

Principal Investment Strategy Attempts to identify companies with outstanding growth characteristics

Share Price Volatility Moderate to High

Investor Profile Long-term investors seeking capital appreciation

Investment Strategy The Huntington Mid Corp America Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. To pursue this goal, the Fund invests primarily in common stocks of companies with market capitalizations at the time of purchase in the range of companies in the Russell 3000 Index. The Fund will mainly focus on the 2000 companies with market capitalization in the middle of the Russell 3000 Index and will normally not invest in the 500 companies with the smallest market capitalization or 500 companies with the largest market capitalization. The Russell 3000 Index represents the top 3,000 NASDAQ, NYSE, and AMEX US domiciled stocks as ranked by their market capitalization. As of June 30, 2001, the Russell 3000 Index statistics were as follows: the average market capitalization was approximately $4.6 billion and the median market capitalization was approximately $732 million. The Index had a total market capitalization range of approximately $487 billion to $147 million.

In managing the Fund’s portfolio, the Adviser emphasizes both growth and value in seeking small cap to mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both “growth” and “value” stocks. Factors the Adviser typically considers is selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Adviser monitors the Fund’s existing positions to determine benefits of retaining a particular security.

The Adviser will apply a top down strategy, industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk return potential.

The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Adviser seeks to add value.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses).Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

The Fund may also invest in certain other equity securities in addition to those described above.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — value and growth stocks of primarily small to mid cap companies — will underperform other kinds of investments or market averages.

Small/Mid Cap Stock Risk: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

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This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholders Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%

Other Expenses	0.68%	0.44%

Total Annual Fund Operating Expenses†	1.68%	2.19%

*	This sales charge varies depending upon how much you invest. See “Distribution of the Funds — Sales Charges.”
**	If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Distribution of the Funds — Sales Charges.”
***	Does not include any wire transfer fees, if applicable.

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Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$736	$1,074	$1,435	$2,448
Investment B Shares
If you do not sell your shares:	$222	$685	$1,175	$2,395
If you sell your shares at the end
of the period:	$722	$985	$1,375	$2,395

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New Economy Fund

Fund Summary

Investment Goal To seek capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

Investment Focus Common stocks of technology and scientific companies

Principal Investment Strategy Long-term capital appreciation

Share Price Volatility High

Investor Profile Long-term investors seeking capital appreciation

Investment Strategy The Huntington New Economy Fund seeks capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of US and, to a lesser extent, foreign technology and scientific companies.

“New economy” companies are those that are substantially engaged in developing products, processes, or services that provide technological or scientific advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also may include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate. The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities. The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses).Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of companies focusing on technological and scientific advancements — will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.

Growth Stock Risk: The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

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This section would normally include a bar chart and table showing how the Fund has performed and how performance has varied from year to year. A performance bar chart and table for the Fund will be provided after the Fund has been in operation for a full calendar year.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	5.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares	Shares

Investment Advisory Fees	0.85%	0.85%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%

Other Expenses	0.94%	0.69%

Total Annual Fund Operating Expenses****	2.04%	2.54%

*	This sales charge varies depending upon how much you invest. See “Distribution of the Funds — Sales Charges.”
**	If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Distribution of the Funds — Sales Charges.”
***	Does not include any wire transfer fees, if applicable.
****	Expense information has been restated to reflect current fees.

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Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$770	$1,178	$1,610	$2,808
Investment B Shares
If you do not sell your shares:	$257	$791	$1,350	$2,753
If you sell your shares at the end
of the period:	$757	$1,091	$1,550	$2,753

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Mortgage Securities Fund

Fund Summary

Investment Goal To seek to achieve current income

Investment Focus Mortgage-related securities, including mortgage REITs

Principal Investment Strategy Invests in mortgage-related securities, including mortgage REITs

Share Price Volatility Moderate

Investor Profile Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

Investment Strategy The Huntington Mortgage Securities Fund seeks to achieve current income.

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The Adviser invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage Real Estate Investment Trusts (“REITs”).The Adviser especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Adviser endeavors to maintain a dollar-weighted average portfolio life for the Fund of between three and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

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In making its investment decisions, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities. In managing the portfolio, the Adviser monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (CMOs), whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code (the “Code”).

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.

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Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call”—or repay—higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

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Extension Risk: As interest rates rise, mortgage-related securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term securities. This will also affect the Adviser’s ability to manage the average life of the Fund. Real Estate/REIT Risk: The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Prepayment/Call Risk and Extension Risk are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Fund invests are collateralized mortgage obligations (CMOs).

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”


Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table

* The performance information above is based on a calendar year.

Best Quarter	Q2	1995	10.89%
Worst Quarter	Q2	1994	(13.65)%

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This table shows the Fund’s average annual total returns for periods ended 12/31/01, to those of the Lehman Brothers Mortgage-Backed Securities Index. These returns reflect applicable sales charges.


Average Annual Total Returns

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(for the periods ended December 31, 2001)


			Since Class
	1 Year	5 Years	Inception*

Mortgage Securities Fund — Investment A Shares
(with a 4.75% sales charge)
Returns before taxes	2.68%	5.51%	5.59%

Returns after taxes on distributions(1)	0.69%	3.18%	2.43%

Returns after taxes on distributions and
sales of Class A Shares(1)	1.59%	3.21%	2.79%

Lehman Brothers Mortgage-Backed
Securities Index(2)	8.22%	7.49%	7.20%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K)
(2)	The unmanaged Lehman Brothers Mortgage-Backed Securities Index is generally representative of the mortgage-backed securities market as a whole.
*	Since 6/2/92.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	4.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.66%

Total Annual Fund Operating Expenses†	1.41%

*	This sales charge varies depending upon how much you invest. See “Distribution of the Funds — Sales Charges.”
**	If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Distribution of the Funds — Sales Charges.”
***	Does not include any wire transfer fees, if applicable.
†	Expense information has been restated to reflect current fees.


Example


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$612	$900	$1,209	$2,086


Ohio Tax-Free Fund

Fund Summary

Investment Goal To seek to provide current income exempt from federal income tax and Ohio personal income taxes.

Investment Focus Ohio municipal securities

Principal Investment Strategy Invests primarily in investment-grade Ohio municipal securities

Share Price Volatility Low to Moderate

Investor Profile Ohio residents seeking income exempt from federal and state income taxes

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Investment Strategy The Huntington Ohio Tax-Free Fund seeks to provide current income exempt from federal income tax and Ohio state income taxes.

The Adviser invests substantially all of the assets of the Ohio Tax-free Fund in Ohio tax-exempt securities. As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Ohio state income tax. The securities selected by the Adviser are: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization; or (ii) not rated, but deemed by the Adviser to be of comparable quality. In addition, these securities will have remaining maturities of no more than 15 years and the Fund’s anticipated dollar-weighted average maturity will be between four and ten years. The Adviser also establishes a desired yield level for new issues relative to U.S. Treasury securities.

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In managing the portfolio, the Adviser attempts to diversify the Fund’s holdings within Ohio as much as possible. In selecting securities, the Adviser monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Ohio personal income taxes.

Ohio tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Ohio personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Ohio, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Ohio is largely concentrated in agriculture, motor vehicles and equipment, steel, rubber products and household appliances, and therefore tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

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Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.


Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.

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Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay —higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.


The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.


For more information about risks, please see the “Glossary of Investment Risks.”


Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table

* The performance information above is based on a calendar year.

Best Quarter	Q1	1995	4.21%
Worst Quarter	Q1	1994	(2.72)%

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This table shows the Fund’s average annual total returns for periods ended 12/31/01, to those of the Lehman Brothers 7-Year Municipal Bond Index. These returns reflect applicable sales charges.


Average Annual Total Returns

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(for the periods ended December 31, 2001)


				Since Class
	1 Year	5 Years	10 Years	Inception*

Ohio Tax-Free Fund — Investment A Shares
(with a 4.75% sales charge)
Returns before taxes	(1.55)%	3.09%	3.99%	4.28%

Returns after taxes on distributions(1)	(1.82)%	3.02%	3.95%	4.25%

Returns after taxes on distributions and
sales of Class A Shares(1)	0.72%	3.29%	4.04%	4.30%

Lehman Brothers 7-Year Municipal
Bond Index(2)	5.18%	5.55%	6.12%	6.46%

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2)	The unmanaged Lehman Brothers 7-Year Municipal Bond Index is comprised of intermediate term, investment grade, tax-exempt bonds with maturities between 6 and 8 years.
*	Since 5/1/91.

Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	4.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.66%

Total Annual Fund Operating Expenses†	1.41%

*	This sales charge varies depending upon how much you invest. See “Distribution of the Funds — Sales Charges.”
**	If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Distribution of the Funds — Sales Charges.”
***	Does not include any wire transfer fees, if applicable.
†	Expense information has been restated to reflect current fees.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$612	$900	$1,209	$2,086


Michigan Tax-Free Fund

Fund Summary

Investment Goal To seek to provide investors with current income exempt from both federal and Michigan personal income taxes.

Investment Focus Michigan municipal securities

Principal Investment Strategy Invests primarily in investment-grade Michigan municipal securities

Share Price Volatility Low to Moderate

Investor Profile Michigan residents seeking income exempt from federal and state income taxes.

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Investment Strategy The Huntington Michigan Tax-Free Fund seeks to provide investors with current income exempt from both federal and Michigan state income taxes.

As a matter of fundamental policy, under normal circumstances, the Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax and Michigan state income tax. In addition, at least 80% of the Fund’s annual income will be exempt from the alternative minimum tax. The securities selected by the Adviser for investment will have remaining maturities of no more than 15 years. The Adviser also establishes a desired yield level for new issues relative to U.S. Treasury securities.

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In managing the portfolio, the Adviser attempts to diversify the Fund’s holdings within Michigan as much as possible. In selecting securities, the Adviser monitors economic activity and interest rate trends, reviews financial information relating to each issuer and looks for attractively priced issues.

For temporary defensive or liquidity purposes, the Fund may invest in securities the interest on which is subject to federal income tax or Michigan personal income taxes.

Michigan tax-exempt securities are debt obligations which (i) are issued by or on behalf of the state of Michigan or its respective authorities, agencies, instrumentalities and political subdivisions, and (ii) produce interest which, in the opinion of bond counsel at the time of issuance, is exempt from federal income tax and Michigan personal income taxes.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

State Specific Risk: By concentrating its investments in Michigan, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified. The economy of Michigan is principally dependent upon three sectors: manufacturing (particularly durable goods, automotive products and office equipment), tourism and agriculture. It, therefore, tends to be more cyclical than some other states and the nation as a whole.

Diversification Risk: As a non-diversified fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer than do other mutual funds, therefore Fund performance can be significantly affected by the performance of one or a small number of issuers.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.


Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay —higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.


The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.


For more information about risks, please see the “Glossary of Investment Risks.”


Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table

* The performance information above is based on a calendar year.

Best Quarter	Q1	1995	4.69%
Worst Quarter	Q1	1994	(3.21)%


This table compares the Fund’s average annual total returns for periods ended 12/31/01, to those of the Lehman Brothers 5-Year Municipal Bond Index (LB5MB) and the Lehman Brothers 7-Year Municipal Bond Index (LB7MB).The Fund’s benchmark index, which had formerly been the LB5MB, has now been changed to the LB7MB. These returns reflect applicable sales charges.


Average Annual Total Returns


(for the periods ended December 31, 2001)

				Since Class
	1 Year	5 Years	10 Years	Inception

Michigan Tax-free Fund(1) —
Investment A Shares
(with a 4.75% sales charge)
Returns before taxes	(1.25)%	3.35%	4.68%	4.73	%*

Returns after taxes on distributions(2)	(1.73)%	3.24%	4.62%	4.67	%*

Returns after taxes on distributions and
sales of Fund Shares(2)	1.03%	3.50%	4.64%	4.69	%*

Lehman Brothers 5-Year Municipal
Bond Index(3)	6.21%	5.35%	5.72%	5.72	%*†

Lehman Brothers 7-Year Municipal
Bond Index(4)	5.18%	5.55%	6.12%	6.12	%*†

(1)	Performance data includes the performance of the FMB Michigan Tax-free Bond Fund for the period prior to its consolidation with the Huntington Michigan Tax-free Fund on 4/13/1998.
(2)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(3)	The unmanaged Lehman Brothers 5-Year Municipal Bond Index is comprised of intermediate term, investment grade, tax-exempt bonds with maturities between 4 and 6 years.
(4)	The unmanaged Lehman Brothers 7-Year Municipal Bond Index is comprised of intermediate term, investment grade, tax-exempt bonds with maturities between 6 and 8 years.
(5)	An average of funds with similar investment objectives.
*	Since 12/2/91.
†	Since 12/31/91.


Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees	Investment A
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	4.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.89%

Total Annual Fund Operating Expenses†	1.64%

*	This sales charge varies depending upon how much you invest. See “Distribution of the Funds —Sales Charges.”
**	If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Distribution of the Funds — Sales Charges.”
***	Does not include any wire transfer fees, if applicable.
†	Expense information has been restated to reflect current fees.


Example


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$634	$968	$1,324	$2,623


Fixed Income Securities Fund

Fund Summary

Investment Goal To seek to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years

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Investment Focus US government obligations, corporate debt securities, mortgage backed securities

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Principal Investment Strategy Focuses on investment-grade fixed income securities that produce a high level of income

Share Price Volatility Moderate

Investor Profile Investors willing to accept the risk of a moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

Investment Strategy The Huntington Fixed Income Securities Fund seeks to achieve high current income through investment in fixed income securities where the average maturity of the Fund will not exceed 10 years.

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The Adviser, under normal circumstances, invests at least 80% of the Fund’s assets in fixed income securities, principally by investing in a combination of corporate debt, such as bonds, notes and debentures, and obligations issued or guaranteed by the US government, its agencies or instrumentalities. The selection of corporate debt obligations is limited to those: (i) rated in one of the top four categories by a Nationally Recognized Statistical Rating Organization or (ii) not rated, but deemed by the Adviser to be of comparable quality. Within these parameters, the Adviser focuses on securities which offer the highest level of income. For all types of investments, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends, spreads between different types of fixed income securities and the credit quality of existing holdings.


In managing the portfolio, the Adviser monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics. The Adviser also follows closely new issue and secondary activity in the corporate debt market.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”


What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:


Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond’s rating, the greater its credit risk.


Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay —higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.


The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.


For more information about risks, please see the “Glossary of Investment Risks.”


Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below. *

Performance Bar Chart and Table

* The performance information above is based on a calendar year.

Best Quarter	Q2	1995	6.17%
Worst Quarter	Q1	1994	(3.58)%


This table compares the Fund’s average annual total returns for periods ended 12/31/01, to those of the Lehman Brothers Government/Credit Bond Index. These returns reflect applicable sales charges and assume that Investment B shareholders redeem all of their fund shares at the end of the period indicated.


Average Annual Total Returns


(for the periods ended December 31, 2001)

				Since Class
	1 Year	5 Years	10 Years	Inception

Fixed Income Securities Fund —
Investment A Shares
(with a 4.75% sales charge)
Returns before taxes	2.90%	4.99%	5.49%	6.27	%*

Returns after taxes on distributions(1)	0.86%	2.53%	3.00%	3.78	%*

Returns after taxes on distributions and sales
of Class A Shares(1)	1.72%	2.73%	3.13%	3.81	%*

Fixed Income Securities Fund —
Investment B Shares**
(with applicable Contingent Deferred
Sales Charge)
Returns before taxes	2.39%	4.87%	5.19%	5.88	%**

Returns after taxes on distributions(1)	0.44%	2.43%	2.71%	3.38	%**

Returns after taxes on distributions and sales
of Class B Shares(1)	1.41%	2.65%	2.90%	3.47	%**

Lehman Brothers Government/
Credit Bond Index(2)	(11.88)%	10.70%	12.93%	13.29	%†

(1)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(2)	The unmanaged Lehman Brothers Government/Credit Bond Index is comprised of government and investment-grade corporate debt securities of intermediate and long-term maturities.
*	Since 5/1/91.
**	Prior to 5/1/00 (the inception date for Investment B Shares), performance for Investment B Shares is based on the performance of Investment A Shares (and Trust Shares), adjusted for the Investment B Shares 12b-1 fees and CDSC.
†	Since 5/31/91.


Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


Shareholder Fees	Investment A	Investment B
(fees paid directly from your investment)	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	4.75%	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%	5.00%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%	0%

Annual Fund Operating Expenses	Investment A	Investment B
(expenses deducted from the Fund’s assets)	Shares†	Shares

Investment Advisory Fees	0.50%	0.50%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%

Other Expenses	0.47%	0.26%

Total Annual Fund Operating Expenses	1.22%	1.76%

*	This sales charge varies depending upon how much you invest. See “Distribution of the Funds — Sales Charges.”
**	If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Distribution of the Funds — Sales Charges.”
***	Does not include any wire transfer fees, if applicable.


Example


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$593	$844	$1,113	$1,882
Investment B Shares
If you do not sell your shares:	$179	$554	$954	$1,931
If you sell your shares at the end of
the period:	$679	$854	$1,154	$1,931


Intermediate Government Income Fund

Fund Summary

Investment Goal To seek to provide investors with a high level of current income

Investment Focus US government obligations, mortgage backed securities

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Principal Investment Strategy Focuses on US government obligations and mortgage-related securities with maturities between three and ten years that produce a high level of income


Share Price Volatility Low to Moderate

Investor Profile Investors willing to accept the risk of a low to moderate amount of fluctuation in the value of their investment for the benefit of a higher total return

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Investment Strategy The Huntington Intermediate Government Income Fund seeks to provide investors with a high level of current income.

The Adviser invests primarily in obligations issued or guaranteed by the US government, its agencies or instrumentalities including mortgage-related securities. The Adviser, under normal circumstances, invests at least 80% of the Fund’s assets in US government securities. The Fund will maintain a dollar-weighted average maturity of not less than three nor more than ten years. Within this range, the Adviser focuses on securities which offer the highest level of income. In general, in order to reduce volatility during periods of interest rate fluctuation, the Adviser invests in securities with a wide range of intermediate maturities. For all types of investments, the Adviser considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

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In managing the portfolio, the Adviser monitors the Fund’s cash flow, maturities and interest payments and tracks a variety of other portfolio security statistics.

Mortgage-related securities are securities, including derivative mortgage securities such as collateralized mortgage obligations (CMOs), whose income is generated by payments of principal and interest on pools of mortgage loans.

For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

What are the main risks of investing in this Fund? Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

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Prepayment & Call Risk: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be “prepaid.” Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay —higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates, thus reducing income. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

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Reinvestment Risk: As prepayment increases as a result of lower interest rates, the proceeds from maturing mortgage-related securities will be reinvested at lower interest rates, thus reducing income.

Extension Risk: As interest rates rise, mortgage-related securities tend to mature later, thus effectively converting shorter-term securities into more volatile long-term securities. This will also affect the Adviser’s ability to manage the average life of the Fund.

The above risks are more pronounced with respect to derivative mortgage securities and can result in reduced liquidity. The principal derivative mortgage securities in which the Intermediate Government Income Fund invests are collateralized mortgage obligations (CMOs).

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

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For more information about risks, please see the “Glossary of Investment Risks.”

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund’s Investment A Shares from year to year. If sales charges had been reflected, its returns would be less than those shown below.*

Performance Bar Chart and Table

* The performance information above is based on a calendar year.

Best Quarter	Q3	1998	4.46%
Worst Quarter	Q1	1994	(1.77)%

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This table shows the Fund’s average annual total returns for periods ended 12/31/01, to those of the Lehman Brothers Intermediate Government/Credit Bond Index. These returns reflect applicable sales charges.

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Average Annual Total Returns

(for the periods ended December 31, 2001)

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				Since Class
	1 Year	5 Years	10 Years	Inception*

Intermediate Government Income Fund(1)
Investment A Shares
(with a 4.75% sales charge)
Returns before taxes	1.92%	5.17%	5.46%	5.60%

Returns after taxes on distributions(2)	0.05%	3.01%	3.24%	3.38%

Returns after taxes on distributions and sales
of Class A Shares(2)	1.14%	3.03%	3.25%	3.37%

Lehman Brothers Intermediate Government/
Credit Bond Index(3)	8.50%	7.37%	7.27%	7.01	% †

(1)	Performance data includes the performance of the FMB Intermediate Government Income Fund for the period prior to its consolidation with the Huntington Intermediate Government Income Fund on 4/13/98.
(2)	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.
(3)	The unmanaged Lehman Brothers Intermediate Government/Credit Bond Index is comprised of government and investment-grade corporate debt securities of intermediate and long-term maturities.
*	Since 12/2/91.
†	Since 12/31/91.

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

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Shareholder Fees	Investment A
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*	4.75%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)***	0%

Annual Fund Operating Expenses	Investment A
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.50%

Distribution and/or Service (12b-1) Fees	0.25%

Other Expenses	0.49%

Total Annual Fund Operating Expenses	1.24%

*	This sales charge varies depending upon how much you invest. See “Distribution of the Funds — Sales Charges.”
**	If you sell Investment A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See “Distribution of the Funds — Sales Charges.”
***	Does not include any wire transfer fees, if applicable.

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Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Investment A Shares	$595	$850	$1,124	$1,904

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Shareholder Information

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

Choosing a Share Class

The Huntington Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Two classes of Fund Shares—Investment A and Investment B—are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between Investment A and Investment B Shares:

Investment A

  Front-end sales charges, as described below under “Sales Charges.”
  Distribution (12b-1) fees of 0.25% of a Fund’s average daily net assets.
  A non-Rule 12b-1 shareholder servicing fee of 0.25% of a Fund’s average daily net assets.

Investment B

  No front-end sales charge.
  Distribution (12b-1) fees of 1.00% of a Fund’s average daily net assets.
  A contingent deferred sales charge, as described below.
  Automatic conversion to Investment A Shares after eight years, thus reducing future annual expenses.

For the actual past expenses of each share class, see the individual Fund profiles earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, Investment B shareholders could end up paying more expenses over the long term than if they had paid a sales charge on their initial investment.

The Funds also offer Trust Shares and the Money Market Fund offers Interfund Shares, which have their own expense structures. Trust Shares are available only to fiduciary, advisory, agency and other similar clients of The Huntington National Bank and its affiliates or correspondent banks. Interfund Shares are available only for purchase by the Huntington Equity Funds and the Huntington Income Funds.

For purchases of $1 million or greater, the sales charge for Investment A Shares is waived. As a result, if you are making an initial investment of $1 million or more, the lower operating expenses of Investment A Shares may make them a better choice for you than Investment B Shares.

Distribution of the Funds

Edgewood Services, Inc., whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus.

In connection with the sale of Investment A Shares, the Distributor collects the applicable sales charge and, if the sale is made through a registered broker-dealer, generally pays the selling broker-dealer up to 90% of that amount. The Distributor retains any portion not paid to a broker-dealer. The Distributor also collects any applicable contingent deferred sales charges in connection with the redemption of Investment B Shares and retains the amounts collected. The Distributor uses these funds to pay banks, including The Huntington Bank and its affiliates, for providing sales and/or administrative services on behalf of its customers who purchase Investment A Shares or Investment B Shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

Distribution Plan (12b-1 Fees)

Edgewood Services Inc., (Distributor), serves as the Funds’ distributor and markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. and is not affiliated with Huntington Asset Advisors, Inc. Consistent with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted a Distribution Plan which permits the Trust to pay brokers, dealers and other financial institutions distribution and/or administrative services fees (12b-1 fees) in connection with the sale and distribution of Investment A Shares and Investment B Shares and the provision of shareholder services to such classes of shareholders. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

For each of the Funds offered by this Prospectus, the maximum 12b-1 fee is 0.25% of the applicable Funds Investment A Shares average daily net assets and 1.00% of the applicable Fund’s Investment B Shares average daily net assets. For Investment A Shares, fees are accrued daily, payable quarterly and calculated on an annual basis. For Investment B Shares, fees are accrued daily, payable monthly and calculated on an annual basis.

Investment A Shares are also subject to a non-Rule 12b-1 shareholder servicing fee of 0.25% of the Fund’s average daily net assets.

Sales Charges

Purchases of Investment A Shares of any of the Funds are subject to front-end sales charges.

Investment A Shares Sales Charges and Quantity Discounts

Equity Funds (except Rotating Index Fund)

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	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction	Public Offering Price	Net Amount Invested

$0-$49,999	5.75%
$50,000-$99,999	4.75%	6.12%
$100,000-$249,999	4.00%	5.00%
$250,000-$499,999	.3.50%	4.16%
$500,000-$749,999	2.95%	3.04%
$750,000-$1,000,000	2.20%	2.24%
Over $1,000,000	0.00%*	0.00%*

Rotating Index Fund
	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction	Public Offering Price	Net Amount Invested

Under $100,000	1.50%	1.52%
Over $100,000	0.00%*	0.00%*

Income Funds
	Sales Charge as a	Sales Charge as a
	Percentage of	Percentage of
Amount of Transaction	Public Offering Price	Net Amount Invested

Under $100,000	4.75%	5.00%
$100,000-$249,999	3.75%	3.88%
$250,000-$499,999	2.75%	2.84%
$500,000-$1,000,000	2.25%	2.32%
Over $1,000,000	0.00%*	0.00%*

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Money Market Funds

No Sales Charges Apply

* Sales of these shares within one year of the date of purchase will be subject to a redemption fee of 1.00%.

Quantity discounts and other reductions may also apply in certain special situations described below. If you think you qualify, please call the Huntington Funds at (800) 253-0412. The Distributor will reduce or eliminate the sales charge, as applicable, once it confirms your qualification.

No sales charge

Quantity discounts and other reductions may also apply in certain special situations described below. If you think you qualify, please call the Huntington Funds at (800) 253-0412. The Distributor will reduce or eliminate the sales charge, as applicable, once it confirms your qualification.

No sales charges will apply to purchases of Investment A Shares made:

  Through the automatic reinvestment of dividends and capital gains distributions
  By current Trustees and officers of the Trust, their spouses and immediate family members
  By current officers, directors and employees of Huntington Bancshares Incorporated (HBI) or its subsidiaries, their spouses and immediate family members
  By retired officers and employees of HBI or its subsidiaries and their spouses
  By participants in certain financial services programs offered by HBI subsidiaries
  By members of certain affinity groups which have entered into arrangements with the Adviser or the Distributor
  By investors who have sold shares of a Huntington Equity or Income Fund within the last 30 days (not available more than once)

Reduced sales charges on Investment A Shares (based on the quantity discounts noted above) will apply to purchases made:

  By investors whose multiple investments over time in the same Fund total an amount subject to a quantity discount
  By investors whose investment in a Fund, plus investments by their spouse and children under 21 made at the same time, total an amount subject to a quantity discount
  By investors who sign a letter of intent to invest at least $100,000 total in the Equity or Income Funds within a 13-month period
  By investors whose investments in multiple Funds at the same time total an amount subject to a quantity discount
  By trustees or fiduciaries whose investments on behalf of a single trust estate or fiduciary account total an amount subject to a quantity discount

More information about these reductions is provided in the Statement of Additional Information.

Contingent Deferred Sales Charges

Purchases of Investment B Shares are not subject to any front-end sales charges; however, we will assess a contingent deferred sales charge (CDSC) when you redeem Investment B Shares, based on the amount of time you have held those shares as follows:

Year of Redemption
(based on purchase date)	All Funds

Year 1	5.00%
Year 2	4.00%
Year 3	3.00%
Year 4	3.00%
Year 5	2.00%
Year 6	1.00%
Year 7 or later	0.00%

For each redemption, we will first redeem shares which are not subject to CDSCs, if any, and then shares which you have held for the longest period of time. The applicable CDSC will then be charged on the lesser of current market value and the original cost of the Investment B Shares being redeemed.

No CDSC will apply to redemptions of shares:

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  Acquired through dividend or capital gains reinvestments
  Redeemed in order to meet Internal Revenue Code minimum required distributions from Individual Retirement Accounts (IRAs) redeemed following the death of the shareholder in whose name such shares are held
  Upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.
  Withdrawn under the Fund’s systematic withdrawal plan but limited to 10% annually of the initial value of the account.

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Purchasing Shares

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You may purchase Investment A Shares or Investment B Shares of the Money Market Funds offered by this prospectus on any business day when the Federal Reserve Bank, the New York Stock Exchange and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed below. You may purchase Investment A Shares or Investment B Shares of all other Funds offered by this prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open. In connection with the sale of a Fund’s Investment A Shares or Investment B Shares, the Distributor may from time to time offer certain items of nominal value to any shareholder.

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What Shares Cost

Money Market Funds

The offering price of an Investment A Share is its net asset value (determined after the order is considered received), plus any applicable sales charge. The offering price of an Investment B Share is simply its net asset value (determined after the order is considered received).The Trust calculates the net asset value per share for each Money Market Fund offered in this prospectus twice a day, at 10:30 a.m. Eastern time for the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund and at 1:00 p.m. Eastern Time for the Money Market Fund and the U.S. Treasury Money Market Fund and as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) for each Money Market Fund, on each day that the Exchange is open.

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In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time net asset value is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Huntington Funds at (800) 253-0412, if you have any questions about purchasing shares.

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The Trust attempts to stabilize the net asset value per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Trust’s Statement of Additional Information.

Your order for purchase is priced at the next net asset value calculated after your order is received. With regard to investments in the Money Market Fund or the U.S. Treasury Money Market Fund, you will begin earning dividends on the day your order is received if the Trust receives payment in federal funds before 1:00 p.m. (Eastern Time).The applicable cut-off time for the Ohio Municipal Money Market Fund and the Florida Tax-free Money Fund is 10:30 a.m. (Eastern Time). Investments in the money market funds made by check,ACH or SIP are considered received when the payment is converted to federal funds (normally the next business day).

All Other Funds

The offering price of an Investment A Share is its net asset value (determined after the order is considered received), plus any applicable sales charge. The offering price of an Investment B Share is simply its net asset value (determined after the order is considered received).The Trust calculates the net asset value per share for each Fund (other than the Money Market Funds) offered in this prospectus as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time) on each day that the Exchange is open.

The Trust calculates net asset value for each of the Funds (other than the Money Market Funds) offered by this prospectus by valuing securities held based on market value. These valuation methods are more fully described in the Trust’s Statement of Additional Information.

Your order for purchase is priced at the next net asset value calculated after your order is received. In order to purchase Investment A Shares or Investment B Shares of a Fund (other than the Money Market Funds) on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day.

Additional Information

Orders placed through an intermediary, such as your Huntington Personal Banker or The Huntington Investment Company, must be received and transmitted to the Trust before the applicable cutoff time in order for shares to be purchased that day. It is the intermediary’s responsibility to transmit orders promptly, however, you should allow sufficient time for orderly processing and transmission.

The Trust reserves the right to suspend the sale of shares of any of the Funds temporarily and the right to refuse any order to purchase shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by the Trust in connection with the transaction.

Investment B Shares Conversion Feature

Once you hold Investment B Shares for eight years, they will automatically convert tax-free into Investment A Shares of the same Fund. After the conversion, you will have the same dollar value investment, although you may have more or less shares due to differences in the net asset values of Investment A Shares and Investment B Shares.

Investment A Shares carry lower distribution (12b-1) fees than Investment B Shares. Although Investment A Shares also carry a front-end sales charge, you will not incur any sales charges upon conversion.

How to Buy Investment A Shares or Investment B Shares

1.  Minimum investment requirements:

  $1,000 for initial investments outside the Systematic Investment Program
  $50 for initial investments through the Systematic Investment Program
  $50 for subsequent investments

2.  Call

  Huntington Funds at (800) 253-0412
  The Huntington Investment Company at (800) 322-4600
  Your Huntington Personal Banker

3.  Make payment

  By check payable to the applicable Huntington Fund and share class (e.g. Huntington Dividend Capture Fund — Investment B Shares) to:

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Huntington Funds
P.O. Box 6110
Indianapolis, IN 46206-6110

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Note: Checks must be made payable to the Huntington Funds. Third party checks will not be accepted.

(The Trust will treat your order as having been received once the Trust receives your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Trust, or the Trust’s transfer agent.)
OR

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  By Federal funds wire to:
  Huntington National Bank NA
  ABA #044000024
  Huntington Funds
  Account #01892195216
  Shareholder Name
  Shareholder Account Number

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(The Trust will treat your order as having been received immediately upon receipt by the Trust’s transfer agent)
OR

  By check or Federal funds wire, through your Huntington Investment Representative, which is processed by National Financial Services LLC according to its policies and procedures
  Through the Systematic Investment Program
  (Once you become a participant in the Program, your investments will be made automatically at your requested intervals)

Other methods of acceptable payment are discussed in the Statement of Additional Information.

Systematic Investment Program

You may invest on a regular basis in Investment A Shares or Investment B Shares of one or more Funds offered by this Prospectus through the Systematic Investment Program. To participate, you must open an account with the Trust by calling (800) 253-0412,The Huntington Investment Company, or your Personal Banker, request and complete and application, and invest at least $50 at periodic intervals.*

* Minimum investment requirements may be different for Huntington Investment Company accounts.

Once you have signed up for the Program, the Trust will automatically withdraw money from your bank account and invest it, subject to any applicable sales charges, in Investment A Shares or Investment B Shares of the Fund or Funds you specify. Purchases of Investment A Shares through the Program will be assessed the applicable sales charge. Your participation in the Program may be canceled if you do not maintain sufficient funds in your bank account to pay for your investment.

Exchanging Shares

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Money Market Funds

On any business day when the Federal Reserve Bank, the New York Stock Exchange, and the principal bond markets are open, you may exchange shares of any Huntington Fund for the same class of shares of any other Huntington Fund offering such shares and as discussed under “What Shares Cost —Money Market Funds.”

All Other Funds

On any business day when both the Federal Reserve Bank and the New York Stock Exchange are open, you may exchange Shares of all other Huntington Funds for the same class of Shares of any other Huntington Fund offering such Shares.

Additional Information

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In order to exchange shares of a Fund on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) that day. The information in this Prospectus refers only to the Funds offered herein. Please refer to the prospectus that corresponds to the Fund you are exchanging.

The Trust may terminate or modify the exchange privilege at any time. In the case of termination or material changes other than the elimination of applicable sales charges, you will be given 60 days’ prior notice.

An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, you may realize a short or long-term capital gain or loss. In addition, if you exchange shares of a Fund that imposes a sales charge into another Fund that imposes such a charge, there may be special tax consequences.

The Statement of Additional Information contains more information about exchanges.

Exchanging Investment A Shares

For Investment A Shares, the Trust makes exchanges at net asset value (determined after the order is considered received), plus any applicable sales charges.

Exchange
Out Of	Exchange Into	Sales Charge

Any Money Market Fund	Any Money Market Fund	NO
Any Money Market Fund	Any Equity or Income Fund	YES—See “Sales Charges”
Any Income or Equity Fund	Any Money Market, Equity
	or Income Fund	NO

Exchanging Investment B Shares

For Investment B Shares, the Trust makes exchanges at net asset value (determined after the order is considered received) without any contingent deferred sales charge.

Once you make an exchange, the Trust carries over the holding period of your exchanged Investment B Shares to your new Investment B Shares for purposes of calculating any CDSC upon redemption.

How to Exchange Shares

1. Satisfy the minimum account balance requirements

  You must maintain the required minimum account balance in the Fund out of which you are exchanging shares.

2. Call (You must have completed the appropriate section on your account application)

  Huntington Funds at (800) 253-0412
  The Huntington Investment Company at (800) 322-4600
  Your Huntington Personal Banker

OR

Write

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  Huntington Funds
  P.O. Box 6110
  Indianapolis, IN 46206-6110

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3. Provide the required information

  Name of the Fund from which you wish to make the exchange (exchange OUT OF)
  Specify the Investment A Shares or Investment B Shares class
  Your account number
  The name and address on your account
  The dollar amount or number of shares to be exchanged
  Name of the Fund into which you wish to make the exchange (exchange INTO)—(Make sure this Fund offers the applicable class of shares)
  Your signature (for written requests)

(For corporations, executors, administrators, trustees and guardians, and in certain other special circumstances, telephone exchanges will not be available and you will need a signature guarantee in order to make an exchange)

Redeeming Shares

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Money Market Funds

You may redeem Investment A Shares or Investment B Shares of the Funds offered by this prospectus on any business day when the Federal Reserve Bank, the New York Stock Exchange and the principal bond markets are open, and, for the Money Market Funds, as discussed under “What Shares Cost —Money Market Funds.”

All Other Funds

You may redeem Investment A or Investment B Shares of all other Funds offered by this prospectus on any business day when both the Federal Reserve Bank and the New York Stock Exchange are open.

Additional Information

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The price at which the Trust will redeem an Investment A Share will be its net asset value (determined after the order is considered received).The price at which the Trust will redeem an Investment B Share will be its net asset value (determined after the order is considered received), less any applicable contingent deferred sales charge (CDSC).All Funds offering Investment B Shares, including the Money Market Fund, are subject to CDSCs.

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The Trust calculates the net asset value per share for each Fund offered by this prospectus as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time). For each Money Market Fund, the Trust calculates net asset value twice a day. See “Purchasing Shares—What Shares Cost.”

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In order to redeem Investment A or Investment B Shares on a particular day, the Trust must receive your request before 4:00 p.m. (Eastern Time) for each of the Funds offered through this prospectus.

For Money Market Fund shareholders who request redemptions prior to 1:00 p.m. (Eastern Time) for the Money Market Fund and the U.S. Treasury Money Market Fund and prior to 10:30 a.m. (Eastern Time) for the Ohio Municipal Money Market Fund and the Florida Tax-free Money Fund, usually the proceeds will be wired on the same day or a check will be mailed on the following business day. For Money Market Fund shareholders who request redemptions after the cutoff times mentioned above and for shareholders of the Bond Funds or Equity Funds, usually proceeds will be wired or a check will be mailed the following business day after net asset value is next determined. Redemption requests made through The Huntington Investment Company or a Huntington Personal Banker will be promptly submitted to the Trust. Proceeds are wired to an account previously designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record.

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

Redemption of Accounts with Balances Under $1,000

Due to the high cost of maintaining accounts with low balances, if your account balance in any one Fund falls below $1,000, the Trust may choose to redeem those shares, subject to any applicable CDSCs, and close that account without your consent. The Trust will not close any account which is held through a retirement plan or any account whose value falls below $1,000 as a result of changes in a Fund’s net asset value. If the Trust plans to close your account, it will notify you and provide you with 30 days to add to your account balance.

How to Redeem Investment A Shares or Investment B Shares

1. Call (You must have completed the appropriate section on your account application)

  Huntington Funds at (800) 253-0412;
  The Huntington Investment Company at (800) 322-4600; or
  Your Huntington Personal Banker

OR

Write

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  Huntington Funds
  P.O. Box 6110
  Indianapolis, IN 46206-6110

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OR

Write a Check (Investment A Shares of the Money Market Funds Only)

  In an amount of at least $250 from your Money Market Fund checking account (You may not use a check to close an account.)

2. Provide the required information

  The name of the Fund from which you wish to redeem shares
  Specify the Investment A Shares or Investment B Shares class
  Your account number
  The name and address on your account
  Your bank’s wire transfer information (for wire transfers)
  The dollar amount or number of shares you wish to redeem
  Your signature (for written requests)

(If you request a redemption of over $50,000, request any redemption to be sent to an address other than the address on record with the Trust or request any redemption to be paid to a person or persons other than the shareholder(s) of record, you will need a signature guarantee in order to redeem)

Note: Proceeds from the redemption of Shares purchased by check,ACH, or SIP will be delayed until the purchase has cleared, which may take up to ten business days.

Systematic Withdrawal Program

You may choose to receive periodic payments from redemptions of Investment A Shares or Investment B Shares, subject to any applicable CDSCs, of one or more Funds you hold through the Systematic Withdrawal Program. To participate, you must have an account balance with the Trust of at least $10,000. Once you have signed up for the Program by calling the Trust,The Huntington Investment Company or your Personal Banker, the Trust will automatically redeem shares from your account and electronically send the proceeds to the bank account you specify.

More About the Huntington Funds

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. Huntington Asset Advisors, Inc. (Huntington), whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.

Investment Adviser

Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

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Huntington, a separate, wholly owned subsidiary of The Huntington National Bank is the investment advisor to the Huntington Funds. As of December 31, 2001, Huntington had assets under management of $3 billion. Huntington (and its predecessor) has served as investment adviser to the Funds since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2001, The Huntington National Bank had assets under management of $28.5 billion.

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Through its portfolio management team, Huntington makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Funds (other than the International Equity Fund).

Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund. Ms. Matlock joined Huntington in 2001 as Vice President of The Huntington National Bank and Director of International Investments. Ms. Matlock served as Director of International Investment for Bartlett & Co. from 1992 through 2001. Ms. Matlock is a Chartered Financial Analyst. She received her M.B.A. in Finance from the University of Cincinnati.

Effective December 1, 2001,The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. For Investment A Shares, Huntington also receives up to 0.25% of each Fund’s average daily net assets under its Administrative Service Agreement.

During the fiscal year ended December 31, 2001, the Trust paid Huntington management fees as a percentage of average net assets as follows:

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Money Market Fund	0.27%
Ohio Municipal Money Market Fund	0.30%
Florida Tax-free Money Fund	0.30%
U.S. Treasury Money Market Fund	0.20%
Growth Fund	0.60%
Income Equity Fund	0.60%
Mortgage Securities Fund	0.50%
Ohio Tax-free Fund	0.50%
Michigan Tax-free Fund	0.50%
Fixed Income Securities Fund	0.50%
Intermediate Government Income Fund	0.50%

Huntington receives the following fees as part of the Investment Advisory Agreement with the Funds.

Rotating Index Fund	0.50%
Dividend Capture Fund	0.75%
International Equity Fund	1.00%*
Mid Corp America Fund	0.75%
New Economy Fund	0.85%

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  For the period from February 28, 2001 through December 30, 2001, Federated Global Investment Management Corp., pursuant to its Sub-Advisory agreement with Huntington, received from Huntington an annual fee equal to 0.65% of the first $100 million of the International Equity Funds average daily net assets. Effective December 31, 2001, Huntington has terminated this Agreement.

Dividends and Distributions

The Money Market Funds declare dividends on investment income daily and pay them monthly. These Funds also make distributions of net capital gains, if any, at least annually.

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Each of the other Funds offered by this Prospectus declares and pays dividends on investment income, if any, according to the following schedule:

International Equity Fund	Annually
Mid Corp America Fund	Annually
Net Economy Fund	Annually
Rotating Index Fund	Annually
Fixed Income Securities Fund	Daily
Intermediate Government Income Fund	Daily
Michigan Tax-free Fund	Daily
Ohio Tax-free Fund	Daily
Short/Intermediate Fixed Income Securities Fund	Daily
Dividend Capture Fund	Quarterly
Growth Fund	Quarterly
Income Equity Fund	Quarterly

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The Funds also make distributions of net capital gains, if any, at least annually.

If you purchase shares by check,ACH or SIP, you will begin earning dividends on the next business day after your order has been received by the Trust.

Distribution Options

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All dividends and distributions payable to a holder of Investment A Shares or Investment B Shares will be automatically reinvested in additional shares of the same class of the income-producing Fund, unless the shareholder makes an alternative election. Shareholders of any of the Funds offered by this prospectus may choose to receive all distributions in cash. Shareholders of any of the Funds offered by this prospectus may choose to reinvest capital gains distributions, but receive all other distributions in cash.

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Tax Consequences

There are many important tax consequences associated with investment in the Funds offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Funds, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

An exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares and, as with all sales, exchanges or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

Taxation of Distributions

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Each of the Funds offered by this prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received.This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder’s investment (and thus were included in the price paid).

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Exempt-Interest Dividends

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

Avoid Withholding Tax

Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

State Income Taxes

In addition to the exemption from federal income taxes, the income dividends distributed by the Ohio Municipal Money Market Fund and the Ohio Tax-free Fund are generally intended to be exempt from Ohio personal income taxes. Similarly, the income dividends distributed by the Michigan Tax-free Fund are generally intended to be exempt from Michigan city and state personal income taxes and the Michigan single business tax. For any portion of these Funds not invested in tax-exempt securities, distributions of income dividends may be subject to state taxation.

With respect to the Florida Tax-free Money Fund, the state of Florida does not currently impose an income tax on individuals, but does impose such a tax on corporations. Consequently, the income dividends distributed by the Florida Tax-free Money Fund will not be subject to Florida taxation for individuals, but may be taxable to corporate shareholders (including limited liability company shareholders that are taxed as corporations for federal income tax purposes).

The Florida Tax-free Money Fund is also intended to exempt its shareholders from Florida’s intangible personal property tax. If on the last business day of any year, the Florida Tax-free Money Fund consists solely of notes, bonds and other obligations issued by the State of Florida or its municipalities, counties and other taxing districts, or by the U.S. government, its agencies and certain U.S. territories and possessions (such as Guam, Puerto Rico and the Virgin Islands) the Fund’s shares will be exempt from the Florida intangible tax payable in the following year.

In order to take advantage of the exemption from the intangible tax in any year, the Florida Tax-free Money Fund may need to sell non-exempt assets held in its portfolio during the year and reinvest the proceeds in exempt assets on or before the last business day of the calendar year. Transactions costs involved in restructuring a fund in this manner would likely reduce investment return and might exceed any increased investment return the Fund achieved by investing in nonexempt assets during the year.

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Financial Highlights

The financial highlights tables that follow are intended to help you understand a Fund’s financial performance for the fiscal years ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which have been audited by KPMG LLP, independent auditors, whose report along with the Funds’ financial statements, is included in the Funds,Annual Report, which is available upon request.

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Financial Highlights

Money Market Funds

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	Money Market

	Investment A Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001		2000	1999	1998	1997

Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.03		0.06	0.05	0.05	0.05
Distributions to shareholders from net
investment income	(0.03)		(0.06)	(0.05)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(1)	3.20%	(2)	5.81%	4.67%	5.03%	5.07%
Expenses	0.96%		0.71%	0.60%	0.60%	0.61%
Net investment income	3.13%		5.67%	4.57%	4.89%	4.96%
Expense waiver reduction/
reimbursement(3)	0.05%		0.08%	0.15%	0.15%	0.15%
Net assets, end of period
(000 omitted)	$430,582		$378,183	$336,085	$272,374	$140,385
(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	The payments by affiliates had no impact on total return for the year ended December 31, 2001.
(3)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Money Market Funds

	Ohio Municipal Money Market

	Investment A Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.02	0.03	0.03	0.03	0.03
Distributions to shareholders from net
investment income	(0.02)	(0.03)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(1)	2.00%	3.43%	2.69%	2.97%	3.17%
Expenses	0.98%	0.72%	0.59%	0.57%	0.55%
Net investment income	1.95%	3.36%	2.64%	2.93%	3.13%
Expense waiver reduction/
reimbursement(2)	0.06%	0.10%	0.20%	0.20%	0.22%
Net assets, end of period
(000 omitted)	$160,703	$109,755	$121,623	$133,295	$82,897
(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Money Market Funds

	Florida Tax-Free Money

	Investment A Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001	2000	1999	(1)

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Net investment income	0.02	0.03	0.03
Distributions to shareholders from net
investment income	(0.02)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return(2)	1.89%	3.48%	2.74%	(3)
Expenses	1.03%	0.77%	0.57%	(4)
Net investment income	1.96%	3.45%	2.70%	(4)
Expense waiver reduction/
reimbursement(5)	0.05%	0.16%	0.43%	(4)
Net assets, end of period
(000 omitted)	$21,193	$51,182	$19,567
(1)	Reflects operations for the period from January 28, 1999 (date of initial public investment) to December 31, 1999.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	Not annualized.
(4)	Computed on an annualized basis.
(5)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Money Market Funds

	U.S. Treasury Money Market

	Investment A Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.03	0.05	0.04	0.05	0.05
Distributions to shareholders from net
investment income	(0.03)	(0.05)	(0.04)	(0.05)	(0.05)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(1)	3.09%	5.56%	4.42%	4.85%	4.95%
Expenses	0.87%	0.63%	0.49%	0.50%	0.52%
Net investment income	3.11%	5.41%	4.34%	4.74%	4.85%
Expense waiver reduction/
reimbursement(2)	0.05%	0.07%	0.15%	0.15%	0.15%
Net assets, end of period
(000 omitted)	$37,561	$37,717	$40,788	$54,522	$57,758
(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Money Market Funds

	Money Market

	Investment B Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001	2000	(1)

Net Asset Value, Beginning of Period	$1.00	$1.00

Net investment income	0.03	0.03
Distributions to shareholders from net
investment income	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00

Total Return(2)	2.62% (3)	3.44%	(4)
Expenses	1.51%	1.48%	(5)
Net investment income	2.64%	5.07%	(5)
Net assets, end of period
(000 omitted)	$18	$11
(1)	Reflects operations for the period from May 2, 2000 (date of initial public investment) to December 31, 2000.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	The payments by affiliates had no impact on total return for the year ended December 31, 2001.
(4)	Not annualized.
(5)	Computed on an annualized basis.

Financial Highlights

Equity Funds

	Growth

	Investment A Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001		2000	1999	1998	1997

Net Asset Value, Beginning of Period	$50.43		$49.47	$49.76	$43.46	$33.96

Net investment income/
(operating loss)	(0.16	)(1)	(0.12)	0.18	0.19	0.19
Net realized and unrealized
gain/(loss) on investments	(8.40)		1.83	6.12	7.67	11.63
Total from investment operations	(8.56)		1.71	6.30	7.86	11.82
Distributions to shareholders from net
investment income	—		—	(0.17)	(0.17)	(0.20)
Distributions to shareholders from
net realized gain on investment
transactions	—		(0.72)	(6.42)	(1.21)	(2.12)
Distributions in excess of net
investment income	—		(0.03)	—	(0.18)	—
Total distributions	—		(0.75)	(6.59)	(1.56)	(2.32)

Net Asset Value, End of Period	$41.87		$50.43	$49.47	$49.76	$43.46

Total Return(2)	(16.97)%		3.50%	13.25%	18.25%	35.04 .%
Expenses	1.32%		1.09%	1.07%	1.04%	1.05 .%
Net investment income (loss)	(0.36)%		(0.24)%	0.33%	0.37%	0.48 .%
Expense waiver reduction/
reimbursement(3)	0.05%		0.03%	—	—	—
Net assets, end of period
(000 omitted)	$11,899		$15,665	$17,290	$16,501	$5,485
Portfolio turnover rate	12%		24%	10%	11%	12%
(1)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Equity Funds

	Income Equity

	Investment A Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001	2000	1999	1998	1997(1)

Net Asset Value, Beginning of Period	$35.31	$36.72	$40.86	$36.29	$31.20

Net investment income	1.05	1.11	1.03	0.98	0.65
Net realized and unrealized
gain/(loss) on investments	(0.49)	(0.70)	(3.85)	5.29	5.72
Total from investment operations	0.56	0.41	(2.82)	6.27	6.37
Distributions to shareholders from net
investment income	(1.04)	(1.14)	(1.03)	(0.99)	(0.63)
Distributions to shareholders from
net realized gain on investment
transactions	(0.49)	(0.68)	(0.27)	(0.71)	(0.65)
Distributions in excess of net
investment income	—	—	(0.02)	—	—
Total distributions	(1.53)	(1.82)	(1.32)	(1.70)	(1.28)

Net Asset Value, End of Period	$34.34	$35.31	$36.72	$40.86	$36.29

Total Return(2)	1.55%	1.27%	(7.00)%	17.56%	16.09	%(3)
Expenses	1.30%	1.10%	1.07%	1.06%	1.08	%(4)
Net investment income	2.93%	3.14%	2.68%	2.58%	2.76	%(4)
Expense waiver reduction/
reimbursement(5)	0.05%	0.03%	—	—	—
Net assets, end of period
(000 omitted)	$2,053	$1,862	$1,667	$1,885	$279
Portfolio turnover rate	33%	41%	20%	13%	24%
(1)	Reflects operations for the period from May 14, 1997 (date of initial public investment) to December 31, 1997.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	Not annualized.
(4)	Computed on annualized basis.
(5)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Equity Funds

	Rotating Index

	Investment A
	Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001	(1)

Net Asset Value, Beginning of Period	$10.00

Net operating loss	(0.04)	(2)
Net realized and unrealized
loss on investments		(0.99)
Total from investment operations		(1.03)

Net Asset Value, End of Period	$8.97

Total Return(3)	(10.30)%	(4)
Expenses	2.31%	(5)
Net operating loss	(0.63)%	(5)
Net assets, end of period
(000 omitted)	$298
Portfolio turnover rate		0%
(1)	Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.
(2)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)	Not annualized.
(5)	Computed on an annualized basis.

Financial Highlights

Equity Funds

	Dividend Capture

	Investment A
	Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001	(1)

Net Asset Value, Beginning of Period	$10.00

Net investment income	0.48	(2)
Net realized and unrealized gain
on investments	0.21
Total from investment operations	0.69
Distributions to shareholders from net
investment income		(0.58)

Net Asset Value, End of Period	$10.11

Total Return(3)	7.10%	(4)
Expenses	2.03%	(5)
Net investment income	5.34%	(5)
Expense waiver reduction/
reimbursement(6)	0.01%	(5)
Net assets, end of period
(000 omitted)	$1,125
Portfolio turnover rate		172%
(1)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(2)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Equity Funds

	International
	Equity

	Investment A
	Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001	(1)

Net Asset Value, Beginning of Period	$10.00

Net investment income	0.01	(2)
Net realized and unrealized
loss on investments		(2.34)
Total from investment operations		(2.33)
Distributions to shareholders from net
investment income		(0.01)

Net Asset Value, End of Period	$7.66

Total Return(3)	(23.32)%	(4)
Expenses	2.45%	(5)
Net investment income	0.07%	(5)
Expense waiver reduction/
reimbursement(6)	0.01%	(5)
Net assets, end of period
(000 omitted)	$34
Portfolio turnover rate		121%
(1)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(2)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Equity Funds

	Mid Corp America

	Investment A
	Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001	(1)

Net Asset Value, Beginning of Period	$10.00

Net operating loss	(0.03)	(2)
Net realized and unrealized
gain on investments	0.43
Total from investment operations	0.40
Distributions to shareholders from net
investment income		(0.02)
Distributions to shareholders from
net realized gain on investment
transactions		(0.01)
Total distributions		(0.03)

Net Asset Value, End of Period	$10.37

Total Return(3)	4.01%	(4)
Expenses	1.68%	(5)
Net operating loss	(0.35)%	(5)
Expense waiver reduction/
reimbursement(6)	0.01%	(5)
Net assets, end of period
(000 omitted)	$283
Portfolio turnover rate		11%
(1)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(2)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)	Not annualized.
(5)	Computed on an annualized basis.
(6)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Equity Funds

	New Economy

	Investment A
	Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001	(1)

Net Asset Value, Beginning of Period	$10.00

Net operating loss	(0.07	)(2)
Net realized and unrealized
gain on investments	0.20
Total from investment operations	0.13
Distributions from paid in capital	(0.02	)(3)

Net Asset Value, End of Period	$10.11

Total Return(4)	1.28	%(5)
Expenses	2.21	%(6)
Net operating loss	(0.81	)%(6)
Expense waiver reduction/
reimbursement(7)	0.02	%(6)
Net assets, end of period
(000 omitted)	$128
Portfolio turnover rate		45%
(1)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(2)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3)	Represents a return of capital for federal income tax purposes.
(4)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(5)	Not annualized.
(6)	Computed on an annualized basis.
(7)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Equity Funds

	Growth

	Investment B Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001	2000	(1)

Net Asset Value, Beginning of Period	$50.17	$50.06

Net operating loss	(0.40) (2)	(0.04)
Net realized and unrealized
gain/(loss) on investments	(8.33)	0.87
Total from investment operations	(8.73)	0.83
Distributions to shareholders from
net realized gain on investment
transactions	—	(0.72)

Net Asset Value, End of Period	$41.44	$50.17

Total Return(3)	(17.40)%	1.70%	(4)
Expenses	1.87%	1.86%	(5)
Net operating loss	(0.92)%	(0.89)%	(5)
Net assets, end of period
(000 omitted)	$1,634	$87
Portfolio turnover rate	12%	24%
(1)	Reflects operations for the period from May 1, 2000 (date of initial public investment) to December 31, 2000.
(2)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)	Not annualized.
(5)	Computed on an annualized basis.

Financial Highlights

Equity Funds

	Income Equity

	Investment B Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001	2000	(1)

Net Asset Value, Beginning of Period	$35.20	$35.83

Net investment income	0.83	0.53
Net realized and unrealized
gain/(loss) on investments	(0.46)	0.21
Total from investment operations	0.37	0.74
Distributions to shareholders from net
investment income	(0.79)	(0.69)
Distributions to shareholders from
net realized gain on investment
transactions	(0.49)	(0.68)
Total distributions	(1.28)	(1.37)

Net Asset Value, End of Period	$34.29	$35.20

Total Return(2)	1.04%	2.16%	(3)
Expenses	1.85%	1.96%	(4)
Net investment income	2.15%	2.25%	(4)
Net assets, end of period
(000 omitted)	$909	$1
Portfolio turnover rate	33%	41%
(1)	Reflects operations for the period from May 1, 2000 (date of initial public investment) to December 31, 2000.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	Not annualized.
(4)	Computed on an annualized basis.

Financial Highlights

Equity Funds

	Dividend Capture

	Investment B
	Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001	(1)

Net Asset Value, Beginning of Period	$10.00

Net investment income	0.44	(2)
Net realized and unrealized
gain on investments	0.20
Total from investment operations	0.64
Distributions to shareholders from net
investment income		(0.54)

Net Asset Value, End of Period	$10.10

Total Return(3)	6.57%	(4)
Expenses	2.54%	(5)
Net investment income	4.80%	(5)
Net assets, end of period
(000 omitted)	$1,920
Portfolio turnover rate		172%
(1)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(2)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)	Not annualized.
(5)	Computed on an annualized basis.

Financial Highlights

Equity Funds

	International Equity

	Investment B
	Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001	(1)

Net Asset Value, Beginning of Period	$10.00

Net operating loss	(0.13)	(2)
Net realized and unrealized
loss on investments		(2.22)
Total from investment operations		(2.35)
Distributions to shareholders from net
investment income		(0.01)

Net Asset Value, End of Period	$7.64

Total Return(3)	(23.55)%	(4)
Expenses	2.96%	(5)
Net operating loss	(1.80)%	(5)
Net assets, end of period
(000 omitted)	$77
Portfolio turnover rate		121%
(1)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(2)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)	Not annualized.
(5)	Computed on an annualized basis.

Financial Highlights

Equity Funds

	Mid Corp America

	Investment B
	Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001(1)

Net Asset Value, Beginning of Period	$10.00

Net operating loss	(0.08)	(2)
Net realized and unrealized
gain on investments	0.44
Total from investment operations	0.36
Distributions to shareholders from net
investment income		(0.01)
Distributions to shareholders from
net realized gain on investment
transactions		(0.01)
Total distributions		(0.02)

Net Asset Value, End of Period	$10.34

Total Return(3)	3.58%	(4)
Expenses	2.19%	(5)
Net operating loss	(0.92)%	(5)
Net assets, end of period
(000 omitted)	$1,097
Portfolio turnover rate		11%
(1)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(2)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)	Not annualized.
(5)	Computed on an annualized basis.

Financial Highlights

Equity Funds

	New Economy

	Investment B
	Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001(1)

Net Asset Value, Beginning of Period	$10.00

Net operating loss	(0.13)	(2)
Net realized and unrealized
gain on investments	0.19
Total from investment operations	0.06
Distributions from paid in capital	(0.01)	(3)

Net Asset Value, End of Period	$10.05

Total Return(4)	0.57%	(5)
Expenses	2.73%	(6)
Net operating loss	(1.52)%	(6)
Net assets, end of period
(000 omitted)	$460
Portfolio turnover rate		45%
(1)	Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.
(2)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3)	Represents a return of capital for federal tax purposes.
(4)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(5)	Not annualized.
(6)	Computed on an annualized basis.

Financial Highlights

Income Funds

	Mortgage Securities

	Investment A Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001	2000	1999	1998 (1)	1997

Net Asset Value, Beginning of Period	$8.14	$7.89	$8.27	$8.26	$8.08

Net investment income	0.42	0.49	0.45	0.48	0.50 (2)
Net realized and unrealized
gain/(loss) on investments	0.20	0.23	(0.38)	0.01	0.17
Total from investment operations	0.62	0.72	0.07	0.49	0.67
Distributions to shareholders from net
investment income	(0.41)	(0.47)	(0.45)	(0.48)	(0.49)

Net Asset Value, End of Period	$8.35	$8.14	$7.89	$8.27	$8.26

Total Return(3)	7.85%	9.55%	0.88%	6.09%	8.54%
Expenses	1.28%	1.01%	1.45%	0.88%	0.91%
Net investment income	5.12%	6.01%	5.54%	5.84%	6.16%
Expense waiver reduction/
reimbursement(4)	0.05%	0.19%	0.45%	0.45%	0.45%
Net assets, end of period (000 omitted)	$826	$779	$1,025	$1,068	$1,082
Portfolio turnover rate	25%	9%	20%	17%	63%
(1)	Effective April 24, 1998, Piper Capital Management, Inc. ceased to serve as the subadviser for Mortgage Securities Fund.
(2)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(3)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(4)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Income Funds

	Ohio Tax-Free

	Investment A Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$21.31	$20.67	$21.82	$21.73	$21.48

Net investment income	0.79	0.92	0.87	0.93	0.98
Net realized and unrealized
gain/(loss) on investments	(0.08)	0.64	(1.12)	0.11	0.25
Total from investment operations	0.71	1.56	(0.25)	1.04	1.23
Distributions to shareholders from net
investment income	(0.79)	(0.92)	(0.89)	(0.93)	(0.97)
Distributions to shareholders from
net realized gain on investment
transactions	(0.29)	—	(0.01)	(0.02)	(0.01)
Total distributions	(1.08)	(0.92)	(0.90)	(0.95)	(0.98)

Net Asset Value, End of Period	$20.94	$21.31	$20.67	$21.82	$21.73

Total Return(1)	3.35%	7.73%	(1.17)%	4.90%	5.88%
Expenses	1.25%	1.10%	1.07%	0.98%	0.97%
Net investment income	3.63%	4.37%	4.44%	4.25%	4.47%
Expense waiver reduction/
reimbursement(2)	0.04%	0.03%	—	—	—
Net assets, end of period (000 omitted)	$1,923	$1,119	$1,310	$1,519	$1,468
Portfolio turnover rate	39%	1%	11%	9%	14%
(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Income Funds

	Michigan Tax-Free*

	Investment A Shares

(For a share outstanding	Year Ended December 31,

throughout each period)	2001	2000	1999	1998	(1)	1998(2)		1997(3)

Net Asset Value, Beginning of Period	$10.71	$10.44	$10.99	$10.97		$10.89		$10.79

Net investment income	0.39	0.46	0.46	0.28		0.24		0.47
Net realized and unrealized
gain/(loss) on investments	(0.01)	0.28	(0.55)	0.06		0.06		0.10
Total from investment operations	0.38	0.74	(0.09)	0.34		0.30		0.57
Distributions to shareholders from net
investment income	(0.39)	(0.46)	(0.46)	(0.30)			(0.22)	(0.47)
Distributions to shareholders from
net realized gain on investment
transactions	(0.24)	(0.01)	—	(0.02)		—		—
Total distributions	(0.63)	(0.47)	(0.46)	(0.32)			(0.22)	(0.47)

Net Asset Value, End of Period	$10.46	$10.71	$10.44	$10.99		$10.97		$10.89

Total Return(4)	3.63%	7.27%	(0.77)%	3.14%	(5)	2.75%	(5)	5.47%
Expenses	1.33%	1.09%	0.98%	0.92%	(6)	1.00%	(6)(7)	0.98%
Net investment income	3.70%	4.34%	4.33%	4.32%	(6)	4.30%	(6)	4.41%
Expense waiver reduction/
reimbursement(8)	0.05%	0.05%	0.07%	0.07%	(6)	0.21%	(6)	0.37%
Net assets, end of period (000 omitted)	$5,023	$6,059	$7,183	$8,764		$9,946		$9,426
Portfolio turnover rate	100%	0%	6%	7%			2%	7%
*	In 1998, the fiscal year end of Huntington Michigan Tax-free and Huntington Intermediate Government Fund was changed from November 30 to May 31, and subsequently to December 31 to coincide with other Huntington Funds.

(1)	Seven months ended December 31.
(2)	Six months ended May 31.
(3)	Year ended November 30.
(4)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(5)	Not annualized.
(6)	Computed on an annualized basis.
(7)	Expense ratios reflect the operating expense in effect during the period prior to and subsequent to the reorganization.
(8)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Income Funds

	Fixed Income Securities

	Investment A Shares

	Year Ended December 31,

(For a share outstanding throughout each period)	2001	2000	1999	1998	1997

Net Asset Value, Beginning of Period	$20.25	$19.74	$21.78	$21.41	$20.95

Net investment income	1.12	1.24	1.08	1.20	1.25
Net realized and unrealized
gain/(loss) on investments	0.07	0.53	(1.95)	0.66	0.47
Total from investment operations	1.19	1.77	(0.87)	1.86	1.72
Distributions to shareholders from net
investment income	(1.06)	(1.26)	(1.17)	(1.21)	(1.26)
Distributions to shareholders from
net realized gain on investment
transactions	—	—	—	(0.28)	—
Total distributions	(1.06)	(1.26)	(1.17)	(1.49)	(1.26)

Net Asset Value, End of Period	$20.77	$20.25	$19.74	$21.78	$21.41

Total Return(1)	8.04% (2)	9.27%	(4.07)%	8.93%	8.54%
Expenses	1.22%	1.01%	1.06%	0.95%	0.95%
Net investment income	5.18%	6.29%	5.65%	5.53%	6.01%
Expense waiver reduction/
reimbursement(3)	0.04%	0.02%	—	—	—
Net assets, end of period
(000 omitted)	$1,205	$1,132	$1,293	$1,586	$1,615
Portfolio turnover rate	149%	28%	44%	47%	116%
(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	Total return would have been 6.11% without the payments by affiliates. See note J of Notes to Financial Statements.
(3)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Income Funds

	Intermediate Government Income*

	Investment A Shares

(For a share outstanding	Year Ended December 31,

throughout each period)	2001	2000	1999	1998	(1)	1998(2)		1997(3)

Net Asset Value, Beginning of Period	$10.22	$9.76	$10.42	$10.24		$10.16		$10.13

Net investment income	0.51 (4)	0.54	0.54	0.31		0.28		0.57
Net realized and unrealized
gain/(loss) on investments	0.01	0.47	(0.68)	0.20		0.05		0.02
Total from investment operations	0.52	1.01	(0.14)	0.51		0.33		0.59
Distributions to shareholders from net
investment income	(0.49)	(0.55)	(0.52)	(0.33)		(0.25)		(0.56)

Net Asset Value, End of Period	$10.43	$10.22	$9.76	$10.42		$10.24		$10.16

Total Return(5)	7.01% (6)	10.74%	(1.33)%	5.06%	(7)	3.31%	(7)	5.99%
Expenses	1.24%	1.02%	0.74%	0.94%	(8)	1.01%	(8)(9)	1.04%
Net investment income	4.80%	5.52%	5.46%	5.13%	(8)	5.42%	(8)	5.66%
Expense waiver reduction/
reimbursement(10)	0.05%	0.04%	0.04%	0.05%	(8)	0.09%	(8)	0.10%
Net assets, end of period (000 omitted)	$1,706	$1,705	$2,055	$3,084		$3,217		$3,518
Portfolio turnover rate	64%	24%	14%	7%		14%		28%
*	In 1998, the fiscal year end of Huntington Michigan Tax-free and Huntington Intermediate Government Fund was changed from November 30 to May 31, and subsequently to December 31 to coincide with other Huntington Funds.

(1)	Seven months ended December 31.
(2)	Six months ended May 31.
(3)	Year ended November 30.
(4)	Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.
(5)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(6)	Total return would have been 5.25% without the payments by affiliates. See note J of Notes to Financial Statements.
(7)	Not annualized.
(8)	Computed on an annualized basis.
(9)	Expense ratios reflect the operating expense in effect during the period prior to and subsequent to the reorganization.
(10)	This contractual expense decrease is reflected in both the expense and net investment income ratios.

Financial Highlights

Income Funds

	Fixed Income
	Securities

	Investment B Shares

	Year Ended
	December 31,

(For a share outstanding throughout each period)	2001	2000	(1)

Net Asset Value, Beginning of Period	$20.25	$19.56

Net investment income	0.63	0.75
Net realized and unrealized
gain on investments	0.44	0.73
Total from investment operations	1.07	1.48
Distributions to shareholders from net
investment income	(0.96)	(0.79)

Net Asset Value, End of Period	$20.75	$20.25

Total Return(2)	7.39% (3)	7.72%	(4)
Expenses	1.76%	1.68%	(5)
Net investment income	4.39%	5.73%	(5)
Net assets, end of period
(000 omitted)	$472	$2
Portfolio turnover rate	149%	28%
(1)	Reflects operations for the period from May 1, 2000 (date of initial public investment) to December 31, 2000.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	Total return would have been 5.46% without payments by affiliates. See note J of Notes to Financial Statements.
(4)	Not annualized.
(5)	Computed on an annualized basis.

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Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Fund:

Ohio Municipal Money Market Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

Florida Tax-free Money Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal regular income tax.

Growth Fund

  at least 65% of total assets invested in equity securities.

Rotating Index Fund

  at least 80% of total assets invested, directly or indirectly through index-based securities, in stocks comprising the broad-based equity index that the Adviser has chosen to emulate.

Ohio Tax-free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Ohio state income tax.
  no investment in securities which generate income treated as a preference item for federal alternative minimum tax purposes.

Michigan Tax-free Fund

  under normal circumstances, at least 80% of the income distributed will be exempt from federal income tax and Michigan state income tax.

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Additional Investment Policies

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Rotating Index Fund. For the period that the Fund is invested in a particular broad-based equity index, the Fund attempts to achieve a correlation of at least 95% between the total return of its nets assets before expenses and the total return of the index selected by the Adviser. Perfect correlation would be 100%.Tracking accuracy will be monitored by the Adviser and appropriate adjustments will be made to the portfolio if the targeted correlation is not achieved.

Investors often look to indexes as a standard of performance. Indexes are model portfolios, groups of stocks or bonds selected to represent not actual securities, but an entire market. One way an index fund can seek to match an index’s performance, before fees and expenses, is through buying all the index’s securities in the same proportion as they are reflected in the index.

As discussed in the Fund Summary, until total assets of the Fund reach $70 million, the Fund will not invest directly in the individual securities which comprise the selected broad-based equity index, but instead will invest indirectly in the index through its acquisition of index-based securities. Investing through the Fund in index-based securities involves certain additional expenses and certain tax results which would not be present in a direct investment in individual securities.

By investing in the index-based securities indirectly through the Fund (for the period in which the Fund does not have sufficient assets to invest directly in index stocks), an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund’s shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s policies of investing in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.

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Fund Name	Fund Code

Money Market Fund	1
Ohio Municipal Money Market Fund	2
Florida Tax-Free Money Fund	3
U.S. Treasury Money Market Fund	4
Growth Fund	5
Income Equity Fund	6
Rotating Index Fund	7
Dividend Capture Fund	8
International Equity Fund	9
Mid Corp America Fund	10
New Economy Fund	11
Mortgage Securities Fund	12
Ohio Tax-Free Fund	13
Michigan Tax-Free Fund	14
Fixed Income Securities Fund	15
Intermediate Government Income Fund	16

Instrument	Fund Code	Risk Type

American Depository Receipts (ADRs): ADRs are foreign Shares	5-11	Market
of a company held by a US bank that issues a receipt evidencing		Political
ownership. ADRs pay dividends in US dollars.		Foreign Investment

Asset-Backed Securities: Securities backed by company	1,3,11-13	Pre-payment
receivables, home equity loans, truck and auto loans, leases,		Market
credit card receivables and other securities backed by other		Credit
types of receivables or assets.		Regulatory

Bankers’ Acceptances: Bills of exchange or time drafts drawn	1-16	Credit
on and accepted by a commercial bank. They generally have		Liquidity
maturities of six months or less.		Market

Bonds: Interest-bearing or discounted government or corporate	1-4,6,8-16	Market
securities that obligate the issuer to pay the bondholder a		Credit
specified sum of money, usually at specific intervals, and
to repay the principal amount of the loan at maturity.

Call and Put Options: A call option gives the buyer the	5-11	Management
right to buy, and obligates the seller of the option to sell,		Liquidity
a security at a specified price. A put option gives the		Credit
buyer the right to sell, and obligates the seller of the		Market
option to buy, a security at a specified price. The Funds		Leverage
will sell only covered call and secured put options, and
may buy bonds’ existing option contraction known as
“closing transactions”.

Certificates of Deposit: Negotiable instruments with a	1-16	Market
stated maturity.		Credit
Liquidity

Commercial Paper: Secured and unsecured short-term promissory	1-16	Credit
notes issued by corporations and other entities. Their		Liquidity
maturities generally vary from a few days to nine months.		Market

Common Stock: Shares of ownership of a company.	5-12	Market

Convertible Securities: Bonds or preferred stock that	5-11,15	Market
convert to common stock.		Credit

Demand Notes: Securities that are subject to puts and	1-16	Market
standby commitments to purchase the securities at a fixed		Liquidity
price (usually with accrued interest) within a fixed		Management
period of time following demand by a Fund.

Derivatives: Instruments whose value is derived from an	1-16	Management
underlying contract, index or security, or any combination		Market
thereof, including futures, options (e.g., put and calls),		Credit
options on futures, swap agreements, and some		Liquidity
mortgage-backed securities.		Leverage

Foreign Securities: Stocks issued by foreign companies	5-11,15	Market
including ADRs and Global Depository Receipts (GDRs),		Political
as well as Commercial paper of foreign issuers and		Foreign Investment
obligations of foreign governments, companies, banks,		Liquidity
overseas branches of US banks or supranational entities.

Forward Foreign Currency Contracts: An obligation to	5,6,9-11,15	Management
purchase or sell a specific amount of a currency at a		Liquidity
fixed future date and price set by the parties involved		Credit
at the time the contract is negotiated.		Market
Political
Leverage
Foreign Investment

Foreign Exchange Contracts: Spot currency trades whereby	9	Management
one currency is exchanged for another. The Fund may also		Liquidity
enter into derivative contracts in which a foreign currency		Credit
is an underlying contract.		Market
Political
Leverage
Foreign Investment

Futures and Related Options: A contract providing for the	1-16	Management
future sale and purchase of a specific amount of a specific		Market
security, class of securities, or index at a specified time		Credit
in the future and at a specified price. The aggregate value		Liquidity
of options on securities (long puts and calls) will not		Leverage
exceed 10% of a Fund’s net assets at the time it purchases
the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more
than 25% of the Fund’s assets.

Illiquid Securities: Securities that ordinarily cannot be	1-16	Liquidity
sold within seven business days at the value the Fund has		Market
estimated for them. Each Fund, except the Florida Tax-free
Money Market Fund, may invest up to 10% of its total assets
in illiquid securities (15% in the case of the Rotating Index Fund,
Dividend Capture Fund, International Equity Fund, Mid Corp
America Fund, New Economy Fund and Intermediate Government
Income Fund).The Florida Tax-free Money Market Fund may
invest up to 10% of its net assets in illiquid securities.

Index-Based Securities: Index-based securities such as iShares	5-11	Market
Russell 2000 Index Fund, Standard & Poor’s Depository
Receipts (“SPDRs”) and NASDAQ-100 Index Tracking Stock
(“NASDAQ 100s”), represent ownership in an investment
portfolio of common stocks designed to track the price,
performance and dividend yield of an index, such as the
Russell 2000 Index, the S&P 500 Index or the NASDAQ-100
Index. Index-based securities entitle a holder to receive
proportionate quarterly cash distributions corresponding
to the dividends that accrue to the index stocks in the
underlying portfolio, less expenses.

Investment Company Securities: Shares of registered investment	1-16	Market
companies. These may include Huntington Money Market Funds
and other registered investment companies for which Huntington, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. Except for the Rotating Index Fund, each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. The Rotating Index Fund may invest all of its assets in the Shares of any one investment company or investment companies. The Rotating Index Fund, however, may not own more than
3% of the securities of any one investment company. If the Rotating Index
Fund owns more than 1% of the shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.

Investment Grade Securities: Securities rated BBB or higher	6,8-16	Market
by Standard & Poor’s; Baa or better by Moody’s; similarly		Credit
rated by other nationally recognized statistical rating organizations;
or, if not rated, determined to be of comparably high
quality by the Adviser.

Limited Liability Companies: Entities such as limited	9	Market
partnerships, limited liability companies, business trusts and companies organized outside the United States may issue
securities comparable to common or preferred stock.

Money Market Instruments: Investment-grade, US	1-16	Market
dollar-denominated debt securities with remaining maturities		Credit
of one year or less. These may include short-term US
government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with US government securities, certificates
of deposit, bankers’ acceptances, and other financial
institution obligations. These securities may carry fixed
or variable interest rates.

Mortgage-Backed Securities: Bonds backed by real estate	6,8,12,15,16	Prepayment
loans and pools of loans. These include collateralized mortgage		Market
obligations (CMOs) and real estate mortgage investment		Credit
conduits (REMICs).		Regulatory

Mortgage Dollar Rolls: A transaction in which a Fund sells	12	Prepayment
security for delivery in a current month and simultaneously		Market
contracts with the same party to repurchase similar but not		Regulatory
identical securities on a specified future date.

Municipal Securities: Securities issued by a state or	2,3,6,12-16	Market
political subdivision to obtain funds for various public		Credit
purposes. Municipal securities include private activity bonds		Political
and industrial development bonds, as well as general obligation		Tax
bonds, tax anticipation notes, bond anticipation notes,		Regulatory
revenue anticipation notes, project notes, other short-term
tax-exempt obligations, municipal leases, and obligations
of municipal housing authorities (single family
revenue bonds).

There are two general types of municipal bonds:
General-Obligation Bonds, which are secured by the taxing
power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to,
certificates of participation (COPs); utility and sales tax
revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities
district (Mello-Roos) issues which are secured by taxes on
specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

Obligations of Supranational Agencies: Securities issued by	9	Credit
supranational agencies that are chartered to promote economic		Foreign Investment
development and are supported by various governments and
government agencies.

Options on Currencies: A Fund may buy put options and sell	5-7,9,15-16	Management
covered call options on foreign currencies (traded on US and		Liquidity
foreign exchanges or over-the-counter markets). A covered call		Credit
option means the Fund will own an equal amount of the underlying		Market
foreign currency. Currency options help a Fund manage its		Political
exposure to changes in the value of the US dollar relative		Leverage
to other currencies. If a Fund sells a put option on a foreign		Foreign Investment
currency, it will establish a segregated account with its
Custodian consisting of cash, US government securities
or other liquid high-grade bonds in an amount equal to the
amount the Fund would be required to pay if the put is exercised.

Preferred Stocks: Equity securities that generally pay	5-11	Market
dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of
liquidation. Preferred stock generally does not carry
voting rights.

Real Estate Investment (REITs): Pooled investment vehicles	8,9,12	Liquidity
which invest primarily in income producing real estate or		Management
real estate loans or interest.		Market
Regulatory
Tax
Prepayment
Real Estate/REIT

Repurchase Agreements: The purchase of a security and the	1-16	Market
simultaneous commitment to return the security to the seller		Leverage
at an agreed upon price on an agreed upon date. This is
treated as a loan.

Reverse Repurchase Agreements: The sale of a security and	7-11	Market
the simultaneous commitment to buy the security back at an		Leverage
agreed upon price on an agreed upon date. This is treated
as a borrowing by a Fund.

Restricted Securities: Securities not registered under the	1-16	Liquidity
Securities Act of 1933, such as privately placed commercial		Market
paper and Rule 144A securities.

Securities Lending: Each Fund, except the Rotating Index Fund,	1-16	Market
Dividend Capture Fund, International Equity Fund, Mid Corp		Liquidity
America Fund, and New Economy Fund may lend up to 20%		Leverage
of its total assets. The Rotating Index Fund, Dividend Capture Fund,
International Equity Fund, Mid Corp America Fund, and New Economy
Fund may each lend up to 33 1 / 3 % of their total assets. Such loans must be collateralized by cash, Credit US government obligations or other high-quality debt obligations and marked to market daily.

Tax-Exempt Commercial Paper: Commercial paper issued by	2,3,6,12-16	Credit
governments and political sub-divisions.		Liquidity
Market
Tax

Time Deposits: Non-negotiable receipts issued by a bank	1-16	Liquidity
in exchange for a deposit of money.		Credit
Market

Treasury Receipts: Treasury receipts,Treasury investment	6,8-11	Market
growth receipts, and certificates of accrual of
Treasury securities.

Unit Investment Trusts: A type of investment vehicle,	8-11	Market
registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed
portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities,
or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest.The
portfolio of securities remains fixed until all the
securities mature and unit holders have recovered
their principal.

US Government Agency Securities: Securities issued by	1-16	Market
agencies and instrumentalities of the US government. These		Credit
include Ginnie Mae, Fannie Mae, and Freddie Mac.

US Treasury Obligations: Bills, notes, bonds, separately	1-16	Market
traded registered interest and principal securities,
and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with	1-16	Credit
interest rates that are reset daily, weekly, quarterly or on		Liquidity
some other schedule. Such instruments may be payable to a		Market
Fund on demand.

Warrants: Securities that give the holder the right to buy	1-16	Market
a proportionate amount of common stock at a specified price.		Credit
Warrants are typically issued with preferred stock and bonds.

When-Issued Securities and Forward Commitments: A purchase of,	1-16	Market
or contract to purchase, securities at a fixed price for delivery		Leverage
at a future date.		Liquidity
Credit

Yankee Bonds and Similar Debt Obligations: US dollar	6,9,15	Market
denominated bonds issued by foreign corporations or governments.		Credit
Sovereign bonds are those issued by the government of a
foreign country. Supranational bonds are those issued by
supranational entities, such as the World Bank and European
Investment Bank. Canadian bonds are those issued by
Canadian provinces.

Zero-Coupon Debt Obligations: Bonds and other types of debt	6,8,9,15,16	Credit
that pay no interest, but are issued at a discount from their		Market
value at maturity. When held to maturity, their entire return		Zero Coupon
equals the difference between their issue price and their maturity value.

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Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the US dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay US dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

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Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

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Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

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Mid/Small Cap Stock Risk. To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

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Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Prepayment & Call Risk. The risk that a security’s principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call”—or repay—a high-yielding bond before the bond’s maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio’s income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile. Generally speaking, the longer a security’s maturity, the greater the prepayment and call risk it poses.

Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund’s investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports
The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information
Provides more detailed information about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

HUNTINGTON ASSET ADVISORS, INC., a wholly owned subsidiary of The Huntington National Bank, is the Adviser to the Huntington Funds.

EDGEWOOD SERVICES, INC. is the Distributor and is not affiliated with The Huntington National Bank.

For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or for any other inquiries:

Call (800) 253-0412

Write
Huntington Funds
P.O. Box 6110
Indianapolis, IN 46206-6110

Log on to the Internet
The Huntington Funds' website is at http://www.huntingtonfunds.com. The SEC's website, http://www.sec.gov, contains text-only versions of the Huntington Funds documents.

Contact the SEC
Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

The Huntington Funds' Investment Company Act registration number is 811-5010.

[Logo of Huntington Funds]

Huntington Funds Shareholder Services: 1-800-253-0412
The Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

Not FDIC Insured
No Bank Guarantee
May Lose Value

1400076

SEC File No. 811-5010

INTERFUND SHARES PROSPECTUS

HUNTINGTON MONEY MARKET FUND

MAY 1, 2002

[Logo of Huntington Funds]

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

Huntington Funds

How to Read This Prospectus

The Huntington Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Interfund Shares of the Huntington Funds that you should know before investing. The Funds also offer Trust, Investment A Shares, and Investment B Shares, which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review the important information you should know about investing in the Huntington Funds.

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Introduction

3
Fund Summary, Investment Strategy and Risks

4	Money Market Fund

Shareholder Information

9	Distribution of the Funds
9	Purchasing Shares
10	Exchanging Shares
11	About Redeeming Interfund Shares
More About the Huntington Funds

12	Management of the Trust
13	Dividends and Distributions
13	Tax Consequences
15	Financial Highlights
16	Investment Practices
19	Glossary of Investment Risks

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For more information about the Huntington Funds, please see the back cover of this Prospectus

This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

Introduction

Each Huntington Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Huntington Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Huntington Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Each Fund’s investment goal is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding shares. Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees.

The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks

Money Market Fund

Fund Summary

Investment Goal To seek to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments

Investment Focus High-quality, short-term debt securities

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Principal Investment Strategy Maximize current income while preserving capital

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Share Price Volatility Low

Investor Profile Short-term or risk averse investors seeking our typically highest-yielding money market fund

Investment Strategy

The Huntington Money Market Fund seeks to maximize current income while preserving capital and maintaining liquidity by investing in a portfolio of high quality money market instruments.

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The Adviser strives to maintain a $1.00 net asset value per share for the Money Market Fund by investing in commercial paper and other short-term money market instruments for the Money Market Fund which are either rated in the highest rating category by a Nationally Recognized Statistical Rating Organization or unrated and deemed to be of comparable quality by the Adviser. In managing the portfolio, the Adviser determines an appropriate maturity range for the Fund (currently between 25 and 60 days) and each individual security held and endeavors to diversify the portfolio across market sectors. The Adviser employs a top-down analysis of economic and market factors to select Fund investments. In addition, the Adviser analyzes cash flows, maturities, settlements, tax payments, yields and credit quality and monitors new issue calendars for potential purchases.

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For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

What are the main risks of investing in this Fund?

Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Interest-Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

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Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security’s credit rating, the higher its credit risk. For more information about risks, please see the “Glossary of Investment Risks.”

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An investment in the Fund is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Performance Information

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The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how it will perform in the future.

This bar chart shows changes in the performance of the Fund’s Trust Shares from year to year. *

Performance Bar Chart and Table

Best Quarter	Q3 2000	1.55%
Worst Quarter	Q4 2001	0.44%

* The performance information above is based on a calendar year.

Total returns shown are for the Trust Shares, a share class not offered in this prospectus but that would have had substantially similar annual returns because the Shares are invested in the same portfolio of securities and annual returns would differ only to the extent that the classes do not have the same expenses.

Average Annual Total Returns
(for the periods ended December 31, 2001)

This table shows the Fund’s average annual total returns for periods ended 12/31/01.

				Since
	1 Year	5 Years	10 Years	Inception

Money Market Fund — Trust Shares
Returns before taxes	3.45%	4.91%	4.51%	5.42	%*

* Since 6/11/87.

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Yield

The income a fund generates is commonly referred to as its “yield.” For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the Huntington Money Market Fund will typically mention the portfolio’s yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio’s effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund’s interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-253-0412.

Fees and Expenses

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The following tables describe the fees and expenses you would pay if you buy and hold Interfund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees	Interfund
(fees paid directly from your investment)	Shares

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)	0%

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)	0%

Redemption Fee
(as a percentage of amount redeemed, if applicable)*	0%

Annual Fund Operating Expenses	Interfund
(expenses deducted from the Fund’s assets)	Shares

Investment Advisory Fees	0.27%

Distribution and/or Service (12b-1) Fees	0.00%

Other Expenses	0.24%

Total Annual Fund Operating Expenses	0.51%

* Does not include any wire transfer fees, if applicable.

Example

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This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

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	1 Year	3 Years	5 Years	10 Years

Interfund Shares	$52	$164	$285	$644

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Shareholder Information

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Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

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Choosing a Share Class

The Huntington Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. One class of Fund Shares—Interfund—is offered in this prospectus. Three other classes of Fund Shares—Trust, Investment A, and Investment B Shares—are offered in a separate prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of Interfund Shares:

Interfund Shares

  No sales charges.
  No Distribution (12b-1) fees
  Available only for purchase by the Huntington Equity Funds and the Huntington Income Funds.

The Funds also offer Trust, Investment A Shares and Investment B Shares. Each of these classes has its own expense structure.

Distribution of the Funds

Edgewood Services, Inc., whose address is 5800 Corporate Drive, Pittsburgh, PA 15237, serves as the Distributor of the Funds offered by this Prospectus.

Purchasing Shares

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You may purchase Interfund Shares on any business day when the Federal Reserve Bank, the New York Stock Exchange and the principal bond markets (as recommended by the Bond Market Association) are open, and as discussed below.

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What Shares Cost

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The offering price of an Interfund Share is its net asset value (determined after the order is considered received).The Trust calculates the net asset value per share for the Fund offered in this prospectus twice a day, at 1:00 p.m. Eastern Time and as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time), on each day that the Exchange is open.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time net asset value is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing. Please call the Huntington Funds at (800) 253-0412, if you have any questions about purchasing shares.

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Shareholder Information

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The Trust attempts to stabilize the net asset value per share for the Money Market Fund at $1.00 per share by valuing its portfolio securities using the amortized cost method. These valuation methods are more fully described in the Trust’s Statement of Additional Information.

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Your order for purchase is priced at the next net asset value calculated after your order is received. With regard to investments in the Money Market Fund, you will begin earning dividends on the day your order is received if the Trust receives payment in federal funds before 1:00 p.m. (Eastern Time). Investments in the Money Market Fund made by check,ACH or SIP are considered received when the payment is converted to federal funds (normally the next business day).

Additional Information

Orders placed through an intermediary, such as your Huntington Account Administrator or The Huntington Investment Company, must be received and transmitted to the Trust before the applicable cut-off time in order for shares to be purchased that day. It is the intermediary’s responsibility to transmit orders promptly, however, you should allow sufficient time for orderly processing and transmission.

The Trust reserves the right to suspend the sale of shares of any of the Funds temporarily and the right to refuse any order to purchase shares of any of the Funds.

If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge you a fee. In addition, you will be liable for any losses incurred by the Trust in connection with the transaction.

How to Buy Interfund Shares

1.	Call
	•	Your Huntington Account Administrator
	•	The Huntington Investment Company
2.	Make Payment
	•	By Federal funds wire to:

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Huntington National Bank NA
ABA #044000024
Huntington Fund
Account #01892195216
Shareholder Name
Shareholder Account Number

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(The Trust will treat your order as having been received immediately upon receipt by the Trust’s transfer agent)

Exchanging Shares

Interfund Shares may not be exchanged for other Shares.

Shareholder Information

About Redeeming Interfund Shares

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You may redeem Interfund Shares on any business day when the Federal Reserve Bank, the New York Stock Exchange and the principal bond markets are open, and, as discussed under “What Shares Cost –Money Market Funds.”

The price at which the Trust will redeem a Interfund Share will be its net asset value (determined after the order is considered received).The Trust calculates the net asset value per share for the Fund as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

For shareholders who request redemptions prior to 1:00 p.m. (Eastern Time), usually the proceeds will be wired on the same day or a check will be mailed on the following business day. For shareholders who request redemptions after the cutoff time mentioned above, usually proceeds will be wired or a check will be mailed the following business day after net asset value is next determined. Redemption requests made through The Huntington Investment Company or a Huntington Account Administrator will be promptly submitted to the Trust. Proceeds are wired to an account designated in writing by the shareholder at any domestic commercial bank which is a member of the Federal Reserve System. Proceeds to be paid by check are sent to the shareholder’s address of record.

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To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of the Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

The Trust may terminate or modify the methods of redemption at any time. In such case, you will be promptly notified.

How to Redeem Interfund Shares

1.	Call (You must have completed the appropriate section on your account application)
	•	The Huntington Investment Company at (800) 322-4600; or
	•	Your Huntington Account Administrator.

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More About the Huntington Funds

Management of the Trust

The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. Huntington Asset Advisors, Inc. (Huntington), whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.

Investment Adviser

Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Funds.

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Huntington, a separate, wholly owned subsidiary of The Huntington National Bank is the investment advisor to the Huntington Funds. As of December 31, 2001, Huntington had assets under management of $3 billion. Huntington (and its predecessor) has served as investment adviser to the Funds since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2001, The Huntington National Bank had assets under management of $28.5 billion.

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Through its portfolio management team, Huntington makes the day-to-day investment decisions and continuously reviews and administers the investment programs of the Funds (other than the International Equity Fund).

Madelynn M. Matlock serves as the Portfolio Manager of the International Equity Fund. Ms. Matlock joined Huntington in 2001 as Vice President of The Huntington National Bank and Director of International Investments. Ms. Matlock served as Director of International Investment for Bartlett & Co. from 1992 through 2001. Ms. Matlock is a Chartered Financial Analyst. She received her M.B.A. in Finance from the University of Cincinnati.

Effective December 1, 2001,The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. For Investment A Shares, Huntington also receives up to 0.25% of each Fund’s average daily net assets under its Administrative Service Agreement.

During the fiscal year ended December 31, 2001, the Trust paid Huntington management fees as a percentage of average net assets as follows:

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Money Market Fund	0.27%
Ohio Municipal Money Market Fund	0.30%
Florida Tax-Free Money Fund	0.30%
U.S.Treasury Money Market Fund	0.20%
Growth Fund	0.60%
Income Equity Fund	0.60%
Mortgage Securities Fund	0.50%
Ohio Tax-free Fund	0.50%
Michigan Tax-free Fund	0.50%
Fixed Income Securities Fund	0.50%
Intermediate Government Income Fund	0.50%
Huntington receives the following as part of the Investment Advisory Agreement with the Funds.
Rotating Index Fund	0.50%
Dividend Capture Fund	0.75%
International Equity Fund	1.00%*
Mid Corp America Fund	0.75%
New Economy Fund	0.85%

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*For the period from February 28, 2001 through December 30, 2001, Federated Global Investment Management Corp., pursuant to its Sub-Advisory agreement with Huntington, received from Huntington an annual fee equal to 0.65% of the first $100 million of the International Equity Funds average daily net assets. Effective December 31, 2001, Huntington has terminated this Agreement.

Dividends and Distributions

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The Money Market Fund declares dividends on investment income daily and pays them monthly. The Fund also makes distributions of net capital gains, if any, at least annually.

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Distribution Options

All dividends and distributions payable to a holder of Interfund Shares will be automatically reinvested in additional shares of the same class of the income-producing Fund, unless the shareholder makes an alternative election. Shareholders of the Fund offered by this Prospectus may choose to receive all distributions in cash. Shareholders of the Fund offered by this Prospectus may choose to reinvest capital gains distributions, but receive all other distributions in cash.

Tax Consequences

There are many important tax consequences associated with investment in the Fund offered by this Prospectus. The following is a brief summary of certain income tax consequences relating to an investment in the Fund, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

Federal Income Taxes

Taxation of Shareholder Transactions

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An exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares and, as with all sales, exchanges or redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

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Taxation of Distributions

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The Fund offered by this prospectus intends to distribute substantially all of its net investment income (including net capital gains and tax-exempt interest income, if any) to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions received. This applies whether dividends and other distributions are received in cash or as additional shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long a shareholder has held the shares. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder’s investment (and thus were included in the price paid).

Exempt-Interest Dividends

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund’s assets consists of obligations the interest on which is excludable from gross income, the Fund may pay “exempt-interest dividends” to its shareholders. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain “private activity” bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

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Avoid Withholding Tax

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The Fund is required to withhold a portion of taxable dividends, capital gains distributions and proceeds of sales, exchanges, or redemptions paid to any shareholder who has not provided the Fund with his or her certified Taxpayer Identification Number (your Social Security Number for individual investors) in compliance with IRS rules. To avoid this withholding, make sure you provide your correct Tax Identification Number.

Financial Highlights

The financial highlights table that follows is intended to help you understand a Fund’s financial performance for the fiscal year ended December 31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which have been audited by KPMG LLP, independent auditors, whose report along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

Financial Highlights

Money Market Funds

	Money Market

	Interfund Shares

	Year Ended
	December 31,

(For a share outstanding throughout the period)	2001	(1)

Net Asset Value, Beginning of Period	$1.00

Net investment income/(operating loss)	0.01
Distributions to shareholders from net investment income	(0.01)

Net Asset Value, End of Period	$1.00

Total Return(2)	0.77%	(3)
Expenses	0.51%	(4)
Net investment income	1.88%	(4)
Net assets, end of period (000 omitted)	$20,591

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(1)	Reflects operations for the period from September 4, 2001 (date of initial public investment) to December 31, 2001.
(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(3)	Not annualized.
(4)	Computed on an annualized basis.

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Further information about the Fund’s performance is contained in the Fund’s Annual Report, dated December 31, 2001, which can be obtained free of charge.

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Investment Practices

The Fund invests in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about these and other securities in which the Funds may invest.

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Instrument	Risk Type

Asset-Backed Securities: Securities backed by company	Pre-payment
receivables, home equity loans, truck and auto loans, leases,	Market
credit card receivables and other securities backed by	Credit
other types of receivables or assets.	Regulatory

Bankers’ Acceptances: Bills of exchange or time drafts drawn	Credit
on and accepted by a commercial bank. They generally have	Liquidity
maturities of six months or less.	Market

Bonds: Interest-bearing or discounted government or	Market
corporate securities that obligate the issuer to pay the	Credit
bondholder a specified sum of money, usually at specific
intervals, and to repay the principal amount of the loan at maturity.

Certificates of Deposit: Negotiable instruments with a	Market
stated maturity.	Credit
Liquidity

Commercial Paper: Secured and unsecured short-term	Credit
promissory notes issued by corporations and other entities.	Liquidity
Their maturities generally vary from a few days to nine months.	Market

Demand Notes: Securities that are subject to puts and	Market
standby commitments to purchase the securities at a fixed	Liquidity
price (usually with accrued interest) within a fixed period	Management
of time following demand by a Fund.

Derivatives: Instruments whose value is derived from an	Management
underlying contract, index or security, or any combination	Market
thereof, including futures, options (e.g., put and calls),	Credit
options on futures, swap agreements, and some	Liquidity
mortgage-backed securities.	Leverage

Futures and Related Options: A contract providing for	Management
the future sale and purchase of a specific amount of a	Market
specific security, class of securities, or index at a specified	Credit
time in the future and at a specified price. The aggregate	Liquidity
value of options on securities (long puts and calls) will	Leverage
not exceed 10% of a Fund’s net assets at the time it
purchases the options. The Fund will limit obligations
under futures, options on futures, and options on securities to no more than 25% of the Fund’s assets.

Instrument	Risk Type

Illiquid Securities: Securities that ordinarily cannot be	Liquidity
sold within seven business days at the value the Fund has	Market
estimated for them. The Fund may invest up to 10% of its total assets in illiquid securities,

Investment Company Securities: Shares of registered	Market
investment companies. These may include Huntington Money
Market Funds and other registered investment companies for
which Huntington, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
The Fund may invest up to 5% of its assets in the Shares
of any one registered investment company. The Fund may not,
however, own more than 3% of the securities of any one
registered investment company or invest more than 10%
of its assets in the Shares of other registered investment
companies. As a shareholder of an investment company,
a Fund will indirectly bear investment management fees of
that investment company, which are in addition to the
management fees the fund pays its own adviser.

Money Market Instruments: Investment-grade, U.S.	Market
dollar-denominated debt securities with remaining maturities	Credit
of one year or less. These may include short-term US
government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with US government securities, certificates
of deposit, bankers’ acceptances, and other financial
institution obligations. These securities may carry fixed
or variable interest rates.

Repurchase Agreements: The purchase of a security and the	Market
simultaneous commitment to return the security to the seller	Leverage
at an agreed upon price on an agreed upon date.
This is treated as a loan.
Instrument	Risk Type

Restricted Securities: Securities not registered under the	Liquidity
Securities Act of 1933, such as privately placed commercial	Market
paper and Rule 144A securities.

Securities Lending: The Fund may lend up to 20% of	Market
its total assets. Such loans must be collateralized by cash,	Liquidity
Credit US government obligations or other high-quality debt
obligations and marked to market daily.

Time Deposits: Non-negotiable receipts issued by a bank	Liquidity
in exchange for a deposit of money.	Credit
Market

US Government Agency Securities: Securities issued by agencies	Market
and instrumentalities of the US government. These include	Credit
Ginnie Mae, Fannie Mae, and Freddie Mac securities.

US Treasury Obligations: Bills, notes, bonds, separately	Market
traded registered interest and principal securities,
and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with	Credit
interest rates that are reset daily, weekly, quarterly or	Liquidity
on some other schedule. Such instruments may be payable	Market
to a Fund on demand.

Warrants: Securities that give the holder the right to	Market
buy a proportionate amount of common stock at a specified	Credit
price. Warrants are typically issued with preferred
stock and bonds.

When Issued Securities and Forward Commitments: A purchase	Market
of, or contract to purchase, securities at a fixed price for delivery	Leverage
at a future date.	Liquidity
Credit

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Glossary of Investment Risks

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

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Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

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Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

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Prepayment & Call Risk The risk that a security’s principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call” —or repay—a high-yielding bond before the bond’s maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio’s income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile. Generally speaking, the longer a security’s maturity, the greater the prepayment and call risk it poses.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

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More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

The Semiannual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information

Provides more detailed information about the Funds and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

HUNTINGTON ASSET ADVISORS, INC., a wholly owned subsidiary of The Huntington National Bank, is the Adviser to the Huntington Funds.

EDGEWOOD SERVICES, INC. is the Distributor and is not affiliated with The Huntington National Bank.

For copies of Annual or Semiannual Reports, the Statement of Additional Information, other information or for any other inquiries:

Call (800) 253-0412

Write

Huntington Funds
P.O. Box 6110
Indianapolis, IN 46206-6110

Log on to the Internet

The Huntington Funds’ website is at http://www.huntingtonfunds.com. The SEC’s website, http://www.sec.gov, contains text-only versions of the Huntington Funds documents.

Contact the SEC

Call (202) 942-8090 about visiting the SEC’s Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC’s Public Reference Section, 450 Fifth Street, NW, Washington, DC 20549-0102.

The Huntington Funds’ Investment Company Act registration number is 811-5010.

[Logo of Huntington Funds]

Huntington Funds Shareholder Services: 1-800-253-0412

Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

* Not FDIC Insured * No Bank Guarantee * May Lose Value

1400075

SEC File No. 811-5010

                                HUNTINGTON FUNDS

                             INVESTMENT A SHARES
                             INVESTMENT B SHARES
                                 TRUST SHARES
                               INTERFUND SHARES
                                      OF
                         HUNTINGTON MONEY MARKET FUND
                 HUNTINGTON OHIO MUNICIPAL MONEY MARKET FUND
                    HUNTINGTON FLORIDA TAX-FREE MONEY FUND
                  HUNTINGTON U.S. TREASURY MONEY MARKET FUND
                            HUNTINGTON GROWTH FUND
                        HUNTINGTON INCOME EQUITY FUND
                        HUNTINGTON ROTATING INDEX FUND
                       HUNTINGTON DIVIDEND CAPTURE FUND
                     HUNTINGTON INTERNATIONAL EQUITY FUND
                       HUNTINGTON MID CORP AMERICA FUND
                         HUNTINGTON NEW ECONOMY FUND
                     HUNTINGTON MORTGAGE SECURITIES FUND
                        HUNTINGTON OHIO TAX-FREE FUND
                      HUNTINGTON MICHIGAN TAX-FREE FUND
                   HUNTINGTON FIXED INCOME SECURITIES FUND
                HUNTINGTON INTERMEDIATE GOVERNMENT INCOME FUND
          HUNTINGTON SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND

                     STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional  Information contains information which may be of interest to investors in the  Huntington  Funds (the "Trust") but which is not included in the applicable Prospectuses for Investment A Shares,  Investment B
Shares,  Trust  Shares,  or Interfund  Shares.  This  Statement of  Additional
Information is not a prospectus and is only authorized for  distribution  when accompanied or preceded by the applicable  Prospectuses dated May 1, 2002, for
Investment A Shares,  Investment B Shares, Trust Shares, and Interfund Shares.
This  Statement of  Additional  Information  should be read  together with the applicable  Prospectuses.  Investors may obtain a free copy of a Prospectus by writing the Funds at, Huntington  Funds,  P.O. Box 8526,  Boston, MA 02266, or
by telephoning  toll free the Huntington  Funds at  800-253-0412.  Capitalized terms used but not defined in this  Statement of Additional  Information  have the same meanings as set forth in the Prospectuses.

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                                 MAY 1, 2002
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                                 Definitions

For convenience, we will use the following terms throughout this SAI.

"1940 Act"           -- The Investment Company Act of 1940, as amended.

"Funds"              -- Each  of the  separate  investment  portfolios  of the
                        Trust.

"Tax-Exempt Funds"   -- Ohio Municipal  Money Market Fund, Ohio Tax-Free Fund,
                        Michigan  Tax-Free  Fund and  Florida  Tax-Free  Money
                        Fund.

"Money Market Funds" -- Money Market Fund,  Ohio Municipal  Money Market Fund,
                        U.S.  Treasury Money Market Fund and Florida  Tax-Free
                        Money Fund.

"Trust"              -- Huntington Funds.

"Huntington"         -- Huntington   Asset   Advisors,   Inc.,   the   Trust's
                        investment adviser.

"Independent Trustees"  --    Trustees  who are not  "interested  persons"  of
                        the Trust, as defined in the 1940 Act.

"NRSRO"              -- Nationally     Recognized      Statistical     Ratings
                        Organization  such  as  Moody's  Investor  Service  or
                        Standard and Poor's Ratings Group.

"Federated"          -- Federated Services Company, the Trust's administrator.

"Huntington Bank"       The Huntington  National  Bank, the  sub-administrator
of the Funds.

"Prospectus"         -- Each of the separate Prospectuses of the Funds.

"SAI"                -- Statement of Additional Information.

"Edgewood"           -- Edgewood Services, Inc., the Trust's distributor.

       The Trust was organized as a  Massachusetts  business trust on February
10, 1987.  Originally known as The Monitor Funds, the Trust's name was changed to the Huntington Funds on January 1, 1999.

       The Trust is an open-end,  management  investment company consisting of seventeen  separate  Funds with separate  investment  objectives and policies.
Each of these Funds,  except the Tax-Exempt  Funds, is diversified.  The Funds may  offer  one or more of the  following  classes  of  shares:  Investment  A
Shares,  Investment B Shares, and Trust Shares. In addition,  the Money Market
Fund offers Interfund Shares.  This SAI relates to all classes of shares.

                        INVESTMENT PRACTICES AND RISKS

       The Prospectuses discuss the principal investment  strategies and risks of investing  in each of the Funds.  Below you will find more detail about the types  of  investments  and  investment  practices  permitted  by  each  Fund, including those which are not part of a Fund's principal  investment strategy.
In  addition,  we have  included  discussions  relating to the  special  risks associated with investment in each of the Tax-Exempt Funds.

Adjustable Rate Notes

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       Consistent with its investment objective,  policies,  and restrictions, each Fund may invest in "adjustable  rate notes," which include  variable rate notes and  floating  rate notes.  For Money Market Fund  purposes,  a variable rate note is one whose terms  provide  for the  readjustment  of its  interest rate on set  dates  and  that,  upon  such  readjustment,  can  reasonably  be expected to have a market value that  approximates  its  amortized  cost;  the degree  to  which  a  variable  rate  note's  market  value  approximates  its amortized cost subsequent to readjustment  will depend on the frequency of the readjustment  of the  note's  interest  rate and the  length of time that must elapse before the next  readjustment.  A floating rate note is one whose terms provide  for the  readjustment  of its  interest  rate  whenever  a  specified interest  rate changes and that,  at any time,  can  reasonably be expected to have a market value that  approximates its amortized cost.  Although there may be no active  secondary  market  with  respect  to a  particular  variable  or floating rate note  purchased by a Fund,  the Fund may seek to resell the note at any time to a third  party.  The  absence  of an active  secondary  market, however,  could make it  difficult  for the Fund to  dispose of a variable  or floating  rate  note in the  event the  issuer  of the note  defaulted  on its payment  obligations  and the Fund  could,  as a result or for other  reasons, suffer a loss to the extent of the  default.  Variable or floating  rate notes may be secured by bank letters of credit.  A demand  instrument  with a demand notice period  exceeding seven days may be considered  illiquid if there is no secondary market for such security.  Such security will be subject to a Fund's
non   fundamental   15%   limitation   governing   investments  in  "illiquid"
securities,  unless  such  notes are  subject  to a demand  feature  that will permit the Fund to receive  payment of the principal  within seven days of the
Fund's demand. See "INVESTMENT RESTRICTIONS" on page 50.

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Asset-backed Securities (Non-mortgage)
       Consistent with its investment  objective,  policies and  restrictions, certain Funds may invest in asset-backed  securities.  Asset-backed securities are instruments secured by company receivables,  truck and auto loans, leases,
and  credit  card  receivables.   Such  securities  are  generally  issued  as
pass-through  certificates,  which represent  undivided  fractional  ownership interests in the underlying pools of assets.  Such securities also may be debt instruments,  which  are also  known  as  collateralized  obligations  and are generally  issued as the debt of a special  purpose  entity,  such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

       The  purchase  of  non-mortgage  asset-backed  securities  raises  risk considerations  peculiar to the financing of the  instruments  underlying such securities. Like mortgages underlying mortgage-backed  securities,  underlying
automobile   sales  contracts  or  credit  card  receivables  are  subject  to
substantial   prepayment   risk,  which  may  reduce  the  overall  return  to
certificate  holders.  Nevertheless,  principal  prepayment  rates tend not to vary as much in  response  to changes  in  interest  rates and the  short-term nature of the  underlying  car loans or other  receivables  tend to dampen the impact of any change in the  prepayment  level.  Certificate  holders may also experience  delays in payment on the  certificates  if the full amounts due on underlying  sales  contracts  or  receivables  are not  realized  by the trust because  of  unanticipated  legal or  administrative  costs of  enforcing  the contracts  or because of  depreciation  or damage to the  collateral  (usually automobiles) securing certain contracts,  or other factors. If consistent with their  investment  objectives  and  policies,  the Funds  may  invest in other asset-backed securities that may be developed in the future.

Common Stock

       Common  stock  is  a  type  of  equity  security  which  represents  an ownership  interest in a corporation  and the right to a portion of the assets of the  corporation  in the event of  liquidation.  This  right,  however,  is subordinate to that of preferred  stockholders  and any  creditors,  including holders  of debt  issued  by the  corporation.  Owners  of  common  stock  are generally  entitled  to vote  on  important  matters.  A  corporation  may pay dividends on common stock.

       Each of the Equity Funds may invest in common stock.

Convertible Securities

       Convertible  securities  include  fixed income  securities  that may be exchanged or converted into a  predetermined  number of shares of the issuer's underlying  common  stock at the  option  of the  holder  during  a  specified period.  Convertible  securities  may take the form of  convertible  preferred stock,  convertible  bonds or debentures,  units  consisting of "usable" bonds and warrants or a combination of the features of several of these  securities.
The  investment  characteristics  of each  convertible  security  vary widely,
which  allows  convertible   securities  to  be  employed  for  a  variety  of
investment  strategies.  A Fund  will  exchange  or  convert  the  convertible securities  held in its portfolio into shares of the  underlying  common stock when, in its investment adviser's opinion,  the investment  characteristics of the underlying  common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

       Each of the Equity Funds may invest in convertible securities.

Concentration Risk

       When a Fund  invests more than 25% of its net assets in  securities  of issuers  within a  particular  geographic  region,  it is subject to increased risk.  As is the  case  with  respect  to  each  of the  Single  State  Funds, performance  will  generally  depend on the  region's  performance,  which may differ in  direction  and degree from that of the  overall  stock  market.  In addition,  financial,  economic, business and political developments affecting the region may have a greater effect on these Funds.

Corporate Debt (Including Bonds, Notes and Debentures)
       Corporate  debt includes any  obligation  of a  corporation  to repay a borrowed  amount  at  maturity  and  usually  to pay the  holder  interest  at specific  intervals.  Corporate  debt can have a long or short maturity and is
often  rated  by  one  or  more  nationally   recognized   statistical  rating
organizations.  See the  Appendix  to  this  SAI for a  description  of  these ratings.

       Each of the Funds,  except the U.S.  Treasury  Money Market  Fund,  the
Rotating Index Fund and the Growth Fund, may invest in corporate bonds.

Credit (or Default) Risk

       To the extent that a Fund invests in corporate  debt,  U.S.  Government securities,  mortgage-related  securities or other fixed income securities, it is subject to the risk that an issuer of those  securities  may default on its obligation  to  pay  interest  and  repay  principal.  Also,  changes  in  the financial  strength of an issuer or changes in the credit rating of a security may affect its value.  Credit risk includes  "counterparty  risk," -- the risk that  the  other  party to a  transaction  will not  fulfill  its  contractual obligation.  This risk applies,  for example,  to repurchase  agreements  into
which  a  Fund  may  enter.   Securities  rated  below  investment  grade  are
particularly subject to credit risk.

Credit-enhanced Securities

       Credit-enhanced  securities are securities whose credit rating has been enhanced,  typically  by the  existence  of a  guarantee,  letter  of  credit,
insurance  or  unconditional   demand  feature.  In  most  cases,   Huntington
evaluates the credit quality and ratings of  credit-enhanced  securities based upon the  financial  condition  and ratings of the party  providing the credit enhancement (the "credit  enhancer") rather than the issuer.  However,  except where prohibited by Rule 2a-7 under the 1940 Act,  credit-enhanced  securities will  not be  treated  as  having  been  issued  by the  credit  enhancer  for diversification  purposes,  unless the Fund has invested  more than 10% of its assets in securities  issued,  guaranteed or otherwise  credit enhanced by the credit  enhancer,  in which case the securities will be treated as having been
issued  both  by  the  issuer  and  the  credit   enhancer.   The  bankruptcy,
receivership  or default  of the credit  enhancer  will  adversely  affect the quality  and  marketability  of the  underlying  security.  A  default  on the underlying  security or other event that  terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

       All of the Funds may invest in  credit-enhanced  securities.  The Money
Market  Funds are  subject to the  diversification  requirements  relating  to credit-enhanced  securities  imposed  by Rule 2a-7 of the 1940  Act.  The Ohio
Municipal  Money Market Fund may not invest,  with respect to 75% of its total assets,  more than 10% of its total assets in the  credit-enhanced  securities of one credit enhancer.

Defensive Investments

       At  times  Huntington  may  determine  that  conditions  in  securities
markets  may  make   pursuing  a  Fund's   principal   investment   strategies
inconsistent  with the best  interests  of the  Fund's  shareholders.  At such times,  Huntington  may  temporarily  use  alternative  strategies,  primarily designed  to  reduce  fluctuations  in  the  value  of  a  Fund's  assets.  In implementing these temporary  "defensive"  strategies,  a Fund may temporarily place all or a portion  of its  assets in cash,  U.S.  Government  securities, debt securities which Huntington  considers to be of comparable quality to the acceptable  investments  of the Fund and other  investments  which  Huntington considers  consistent  with such  strategies.  In the case of the Single State
Funds,  a Fund's  alternative  strategies may give rise to income which is not exempt from federal or state taxes.

Dollar Roll Transactions

       A dollar roll transaction is a transactions  through which a Fund sells certain  of its  securities  to  financial  institutions  such  as  banks  and broker-dealers,  and agrees to repurchase  substantially similar securities at a  mutually  agreed  upon date and  price.  At the time a Fund  enters  into a dollar roll agreement,  it will place in a segregated custodial account assets such as U.S. Government  securities or other liquid high grade debt securities consistent  with  its  investment  restrictions  having  a value  equal to the
repurchase  price  (including   accrued   interest),   and  will  subsequently
continually  monitor  the  account  to insure  that such  equivalent  value is maintained  at all times.  Dollar  roll  agreements  involve the risk that the market  value of  securities  sold by a Fund may  decline  below  the price at which it is obligated to repurchase  the  securities.  Dollar roll  agreements are  considered to be  borrowings by an investment  company under the 1940 Act and,  therefore,  a form of leverage.  A Fund may experience a negative impact on its net asset  value if  interest  rates  rise  during the term of a dollar roll  agreement.  A Fund generally will invest the proceeds of such borrowings only when such  borrowings  will  enhance a Fund's  liquidity or when the Fund reasonably  expects that the interest  income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

       Only the Mortgage  Securities Fund engages in dollar roll  transactions with respect to its mortgage-related securities.

Equity Risk

       Equity  risk is the risk  that  stock  prices  will  fall  quickly  and dramatically  over short or extended  periods of time.  Stock  markets tend to move in cycles,  with periods of rising  prices and period of falling  prices.
Often,  dramatic  movements  in  prices  occur in  response  to  reports  of a company's  earnings,  economic  statistics  or other  factors  which affect an issuer's profitability.

       To the extent that a Fund invests in smaller  capitalization stocks, it may be subject to greater  risks than  those  associated  with  investment  in larger,  more  established  companies.  Small  companies  tend to have limited product  lines,  markets or  financial  resources,  and may be  dependent on a small management group.  Small company stocks may be subject to more abrupt or erratic price movements,  for reasons such as lower trading  volumes,  greater
sensitivity  to  changing   conditions  and  less  certain  growth  prospects.
Additionally,  there are  fewer  market  makers  for  these  stocks  and wider spreads  between  quoted bid and asked prices in the  over-the-counter  market for  these  stocks.  Small  cap  stocks  also tend to be  subject  to  greater liquidity risk,  particularly  during periods of market disruption,  and there is often less publicly available information concerning these securities.

Equity Securities


       Equity  securities  include both foreign and  domestic  common  stocks, preferred  stocks,  securities  convertible  or  exchangeable  into  common or preferred stocks,  and other securities which Huntington  believes have common stock characteristics, such as rights and warrants.


Extension Risk

       Extension risk is the possibility  that rising interest rates may cause prepayments to occur at a slower than expected rate.  This particular risk may
effectively    change   a   security   which   was   considered    short-   or
intermediate-term   at  the  time  of  purchase  into  a  long-term  security.
Long-term  securities  generally  fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Fixed Income Securities

       Fixed  income  securities  include  corporate  debt  securities,   U.S.
Government securities,  mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

Foreign Currency Options (Also See "Options")

       Options  on  foreign   currencies   operate  similarly  to  options  on
securities,   and  are  traded  primarily  in  the   over-the-counter   market
(so-called  "OTC  options"),  although  options  on  foreign  currencies  have recently  been  listed on several  exchanges.  Options  will be  purchased  or written only when Huntington  believes that a liquid  secondary  market exists for such options.  There can be no assurance  that a liquid  secondary  market will exist for a particular  option at any specific  time.  Options on foreign currencies  are  affected by all of those  factors  which  influence  exchange rates and investments generally.

       Purchases and sales of options may be used to increase  current return.
They are also used in  connection  with  hedging  transactions.  See  "Foreign
Currency Transactions."

       Writing  covered  call  options on  currencies  may offset  some of the costs  of  hedging  against  fluctuations  in  currency  exchange  rates.  For transaction hedging purposes a Fund may also purchase  exchange-listed and OTC put and call  options on foreign  currency  futures  contracts  and on foreign currencies.  A put  option  on a  futures  contract  gives a Fund the right to assume a short  position  in the  futures  contract  until  expiration  of the option.  A call option on a futures  contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

       The value of a foreign  currency  option is dependent upon the value of the foreign currency and the U.S. dollar,  and may have no relationship to the
investment   merits  of  a  foreign   security.   Because   foreign   currency
transactions  occurring in the interbank market involve  substantially  larger amounts  than  those  that  may be  involved  in the use of  foreign  currency options,  investors maybe disadvantaged by having to deal in an odd lot market
(generally  consisting  of  transactions  of  less  than $1  million)  for the underlying  foreign  currencies  at prices  that are less  favorable  than for round lots.

       There is no systematic  reporting of last sale  information for foreign currencies and there is no regulatory  requirement  that quotations  available through  dealers or other market sources be firm or revised on a timely basis.
Available  quotation  information  is generally  representative  of very large transactions  in the  interbank  market  and thus may not  reflect  relatively
smaller   transactions  (less  than  $1  million)  where  rates  may  be  less
favorable.   The  interbank   market  in  foreign   currencies  is  a  global,
around-the-clock  market.  To the extent  that the U.S.  options  markets  are
closed  while  the  markets  for  the  underlying   currencies   remain  open,
significant price and rate movements may take place in the underlying  markets that cannot be reflected in the U.S. options markets.

       Each of the Growth  Fund,  Income  Equity  Fund,  Rotating  Index Fund,
International    Equity    Fund,    Fixed   Income    Securities    Fund   and
Short/Intermediate   Fixed  Income  Securities  Fund  may  invest  in  foreign
currency options.

Foreign Currency Transactions

       Foreign currency  transactions  include  purchasing and selling foreign currencies,  entering  into  forward or futures  contracts to purchase or sell foreign  currencies  (see  "Forward  Foreign  Currency  and  Foreign  Currency
Futures Contracts"),  and purchasing and selling options on foreign currencies
(see "Foreign Currency  Options").  Foreign currency  transactions may be used to hedge against  uncertainty in the level of future foreign currency exchange rates and to increase current return.

       Purchases  and sales of foreign  currencies on a spot basis are used to
increase  current  return.   They  are  also  used  in  connection  with  both
"transaction hedging" and "position hedging."

       Transaction   hedging   involves   entering   into   foreign   currency
transactions  with  respect to  specific  receivables  or  payables  generally arising in  connection  with the  purchase  or sale of  portfolio  securities.
Transaction  hedging is used to "lock in" the U.S.  dollar price of a security to be  purchased  or sold,  or the U.S.  dollar  equivalent  of a dividend  or interest  payment  in a foreign  currency.  The goal is to  protect  against a possible loss  resulting from an adverse  change in the  relationship  between the U.S. dollar and the applicable  foreign currency during the period between the date on which the  security is  purchased or sold or on which the dividend or interest payment is declared,  and the date on which such payments are made or received.

       Position hedging involves  entering into foreign currency  transactions either to protect  against:  (i) a decline in the value of a foreign  currency in which a security held or to be sold is denominated;  or (ii) an increase in the  value of a  foreign  currency  in which a  security  to be  purchased  is denominated.  In connection with position hedging,  a Fund may purchase put or call options on foreign currency and foreign  currency  futures  contracts and buy or sell forward contracts and foreign currency futures contracts.

       Neither  transaction nor position  hedging  eliminates  fluctuations in the  underlying  prices  of the  securities  which a Fund owns or  intends  to purchase  or sell.  They  simply  establish  a rate of  exchange  which can be
achieved  at  some  future  point  in  time.   Additionally,   although  these
techniques  tend to minimize the risk of loss due to a decline in the value of the hedged  currency,  they also tend to limit any potential  gain which might result from the increase in the value of such currency.

       Hedging  transactions  are subject to correlation  risk due to the fact that the amounts of foreign  currency  exchange  transactions and the value of the portfolio  securities  involved  will not generally be perfectly  matched.
This is because  the future  value of such  securities  in foreign  currencies will  change as a  consequence  of  market  movements  in the  values of those securities  between the dates the currency  exchange  transactions are entered into and the dates they mature.

       Each of the Growth  Fund,  Income  Equity  Fund,  Rotating  Index Fund,
International    Equity    Fund,    Fixed   Income    Securities    Fund   and
Short/Intermediate  Fixed  Income  Securities  Fund may use  foreign  currency transactions.

Forward Foreign Currency and Foreign Currency Futures Contracts


       A forward foreign currency  contract involves an obligation to purchase or sell a specific  currency at a future  date,  which may be any fixed number of days from the date of the  contract  as agreed by the  parties,  at a price set  at the  time  of  the  contract.  In the  case  of a  cancelable  forward contract,  the  holder has the  unilateral  right to cancel  the  contract  at maturity by paying a specified  fee. The contracts are traded in the interbank market  conducted  directly between currency traders (usually large commercial banks)  and their  customers.  A forward  contract  generally  has no  deposit requirement, and no commissions are charged at any stage for trades.

       A foreign currency futures contract is a standardized  contract for the future delivery of a specified  amount of a foreign  currency at a future date at a  price  set at  the  time  of  the  contract.  Foreign  currency  futures contracts  traded in the United States are designed by and traded on exchanges regulated by the Commodity  Futures Trading  Commission (the "CFTC"),  such as the New York Mercantile Exchange.

       Forward  foreign  currency   contracts  differ  from  foreign  currency
futures  contracts in certain  respects.  For example,  the maturity date of a forward  contract  may be any  fixed  number  of  days  from  the  date of the contract  agreed upon by the parties,  rather than a  predetermined  date in a given  month.  Forward  contracts  may be in any  amounts  agreed  upon by the parties rather than  predetermined  amounts.  Also,  forward foreign  currency
contracts  are  traded   directly   between   currency   traders  so  that  no
intermediary is required.  A forward contract  generally requires no margin or other deposit.

       At the  maturity  of a forward or futures  contract,  a Fund may either accept or make delivery of the currency  specified in the  contract,  or at or prior to maturity enter into a closing  transaction  involving the purchase or sale of an offsetting  contract.  Closing transactions with respect to forward contracts are usually  effected with the currency trader who is a party to the original  forward  contract.  Closing  transactions  with  respect  to futures contracts  are  effected on a  commodities  exchange;  a clearing  corporation associated  with the  exchange  assumes  responsibility  for  closing out such contracts.

       Forward  foreign  currency   contracts  and  foreign  currency  futures
contracts  can be used to  increase  current  return.  They are  also  used in connection  with  both  "transaction  hedging"  and  "position  hedging."  See
"Foreign Currency Transactions."

       Among the risks of using  foreign  currency  futures  contracts  is the fact that  positions  in these  contracts  (and any  related  options)  may be closed out only on an exchange  or board of trade  which  provides a secondary market.  Although it is intended that any Fund using foreign  currency futures contracts and related  options will only purchase or sell them on exchanges or boards of trade where there appears to be an active  secondary  market,  there is no assurance that a secondary  market on an exchange or board of trade will exist for any  particular  contract or option or at any  particular  time.  In such  event,  it may not be  possible  to close a futures  or  related  option position and, in the event of adverse price  movements,  a Fund would continue to be required to make daily cash payments of variation  margin on its futures positions.

       In addition,  it is impossible  to forecast  with  precision the market value of a security  at the  expiration  or  maturity  of a forward or futures contract.  Accordingly,  it may be  necessary to purchase  additional  foreign currency on the spot market  (and bear the  expense of such  purchase)  if the market value of the  security  being hedged is less than the amount of foreign currency a Fund is  obligated to deliver and if a decision is made to sell the security  and make  delivery of the foreign  currency.  Conversely,  it may be necessary  to sell on the spot market some of the  foreign  currency  received upon the sale of the hedged  portfolio  security  if the market  value of such security  exceeds  the  amount of  foreign  currency  a Fund is  obligated  to deliver.

       When a Fund  purchases or sells a futures  contract,  it is required to deposit with its custodian an amount of cash or U.S.  Treasury  bills up to 5%
of the  amount of the  futures  contract.  This  amount  is known as  "initial margin."  The nature of  initial  margin is  different  from that of margin in security  transactions in that it does not involve  borrowing money to finance transactions.  Rather, initial margin is similar to a performance bond or good faith  deposit that is returned to a Fund upon  termination  of the  contract, assuming a Fund satisfies its contractual obligation.

       Subsequent  payments to and from the broker occur on a daily basis in a process  known as "marking to market."  These  payments are called  "variation margin,"  and  are  made  as the  value  of the  underlying  futures  contract fluctuates.  For example,  when a Fund sells a futures  contract and the price of the  underlying  currency  rises  above  the  delivery  price,  the  Fund's position  declines in value.  The Fund then pays a broker a  variation  margin payment  equal to the  difference  between the  delivery  price of the futures contract  and  the  market  price  of  the  currency  underlying  the  futures contract.  Conversely, if the price of the underlying currency falls below the delivery  price of the  contract,  the Fund's  futures  position  increases in value.  The broker  then must make a  variation  margin  payment  equal to the difference  between the delivery price of the futures  contract and the market price of the currency underlying the futures contract.

       When a Fund  terminates  a  position  in a  futures  contract,  a final determination  of variation  margin is made,  additional cash is paid by or to the Fund,  and the Fund  realizes a loss or gain.  Such  closing  transactions involve additional commission costs.

       Each of the Growth  Fund,  Income  Equity  Fund,  Rotating  Index Fund,
International  Equity Fund,  Mid Corp America Fund,  New Economy  Fund,  Fixed
Income  Securities Fund and  Short/Intermediate  Fixed Income  Securities Fund
may invest in forward foreign currency and foreign currency futures contracts.


Foreign Securities (including Emerging Markets)

       Foreign  securities are those  securities which are issued by companies located outside the United States and principally  traded in foreign  markets.
This includes equity and debt  securities of foreign  entities and obligations of foreign  branches of U.S. and foreign banks.  Permissible  investments  may consist  of  obligations  of foreign  branches  of U.S.  banks and  foreign or domestic  branches  of  foreign  banks,  including  European  Certificates  of
Deposit,   European   Time   Deposits,   Canadian  Time  Deposits  and  Yankee
Certificates  of  Deposits,  and  investments  in Canadian  Commercial  Paper, foreign  securities  and  Europaper.  In  addition,  the Funds  may  invest in depositary  receipts.  The  Funds  may also  invest  in  securities  issued or guaranteed by foreign  corporations  or foreign  governments,  their political subdivisions,  agencies or instrumentalities  and obligations of supranational entities such as the World Bank and the Asian Development Bank.  Investment in
foreign securities is subject to a number of special risks.

       Since  foreign  securities  are  normally  denominated  and  traded  in foreign  currencies,  the value of a Fund's assets invested in such securities may be  affected  favorably  or  unfavorably  by currency  exchange  rates and
exchange   control   regulation.   Exchange  rates  with  respect  to  certain
currencies  may  be  particularly  volatile.  Additionally,  although  foreign exchange dealers do not charge a fee for currency conversion,  they do realize a profit based on the difference  (the "spread")  between prices at which they buy and sell  various  currencies.  Thus, a dealer may offer to sell a foreign currency  to a Fund at one rate,  while  offering  a lesser  rate of  exchange should a Fund desire to resell that currency to the dealer.

       There  may be less  information  publicly  available  about  a  foreign company than about a U.S.  company,  and foreign  companies  are not generally subject  to  accounting,  auditing,  and  financial  reporting  standards  and practices  comparable to those in the United  States.  The  securities of some foreign  companies are less liquid and at times more volatile than  securities of comparable U.S.  companies.  Foreign  brokerage  commissions and other fees are also  generally  higher  than in the  United  States.  Foreign  settlement procedures and trade  regulations may involve certain risks (such as delays in payment or delivery of  securities  or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

       In addition,  with  respect to certain  foreign  countries,  there is a possibility  of  nationalization  or  expropriation  of  assets,  confiscatory taxation,  political  or financial  instability  and  diplomatic  developments which could affect the value of  investments  in those  countries.  In certain countries,  legal  remedies  available to  investors  may be more limited than those  available  with respect to  investments  in the United  States or other countries.  The laws of some foreign  countries may limit a Fund's  ability to invest in securities of certain  issuers located in those  countries.  Special tax considerations apply to foreign securities.

       On  January  1,  1999,  the  European  Monetary  Market  Union  ("EMU")
introduced  a new single  currency,  the euro,  which  replaced  the  national currency for  participating  member  countries.  Those  countries are Austria,
Belgium,   Finland,   France,  Germany,   Ireland,  Italy,   Luxembourg,   the
Netherlands,  Portugal  and Spain.  A new  European  Central  Bank ("ECB") was
created to manage the monetary policy of the new unified  region.  On the same day,  exchange rates were irrevocably  fixed between the EMU member countries.
National  currencies  will  continue to  circulate  until they are replaced by coins and banks notes by the middle of 2002.

       The International  Equity Fund may invest in the securities of emerging market issuers.  Investing in emerging market securities  involves risks which are in  addition  to the usual risks  inherent  in foreign  investments.  Some emerging markets  countries may have fixed or managed  currencies that are not free-floating against the U.S. dollar. Further,  certain currencies may not be traded internationally.  Certain of these currencies have experienced a steady devaluation  relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's  securities are denominated may have a detrimental  impact on the Fund.

       Some  countries  with  emerging  securities  markets  have  experienced substantial,  and in some periods  extremely high, rates of inflation for many years.  Inflation and rapid  fluctuation  in inflation  rates have had and may continue to have negative  effects on the economies and securities  markets of certain  countries.  Moreover,  the  economies  of some  countries  may differ favorably or  unfavorably  from the U.S.  economy in such  respects as rate of
growth  of  gross   domestic   product,   the  rate  of   inflation,   capital
reinvestment,  resource  self-sufficiency,  number  and  depth  of  industries forming the economy's base,  governmental controls and investment restrictions that are  subject to  political  change  and  balance  of  payments  position.
Further,  there may be greater  difficulties or  restrictions  with respect to investments made in emerging markets countries.

       Emerging  markets  typically have  substantially  less volume than U.S.
markets. In addition,  securities in many of such markets are less liquid, and their prices often are more  volatile,  than  securities  of  comparable  U.S.
companies.   Such  markets  often  have  different  clearance  and  settlement procedures  for securities  transactions,  and in some markets there have been times  when  settlements  have been  unable  to keep  pace with the  volume of
transactions,   making  it  difficult  to  conduct  transactions.   Delays  in
settlement  could result in temporary  periods when assets may be  uninvested.
Settlement  problems in emerging  markets  countries also could cause the Fund to miss attractive investment  opportunities.  Satisfactory custodial services may not be available in some emerging markets  countries,  which may result in the Fund's  incurring  additional costs and delays in the  transportation  and custody of such securities.

       Each of the Growth  Fund,  Income  Equity  Fund,  Rotating  Index Fund,
Dividend Capture Fund,  International  Equity Fund, Mid Corp America Fund, New
Economy  Fund,  Fixed  Income  Securities  Fund and  Short/Intermediate  Fixed
Income  Securities  Fund may invest in foreign  securities.  Each of the Fixed
Income  Securities Fund and  Short/Intermediate  Fixed Income Securities Fund,
however,   may  only   invest  up  to  10%  of  its  net  assets  in  non-U.S.
dollar-denominated bonds.

Futures Contracts and Options on Futures Contracts

       A futures contract is a binding  contractual  commitment which, if held to  maturity,  will result in an  obligation  to make or accept  delivery of a security  at  a  specified  future  time  and  price.  By  purchasing  futures
(assuming a "long"  position) a Fund will  legally  obligate  itself to accept the future  delivery of the underlying  security and pay the agreed price.  By selling futures  (assuming a "short" position) it will legally obligate itself to make the future  delivery  of the  security  against  payment of the agreed price.  Open futures  positions on debt  securities will be valued at the most recent  settlement  price,  unless that price does not in the  judgment of the
Trustees  reflect the fair value of the contract,  in which case the positions will be valued by or under the direction of the Trustees.  Positions  taken in the  futures  markets  are not  normally  held to  maturity,  but are  instead liquidated through  offsetting  transactions which may result in a profit or a loss.  While futures  positions  taken by a Fund will usually be liquidated in this  manner,  a Fund may  instead  make or take  delivery  of the  underlying securities  whenever it appears  economically  advantageous  to the Fund to do
so. A clearing  corporation  associated with the exchange on which futures are traded assumes  responsibility  for such closing  transactions  and guarantees that the Fund's sale and purchase  obligations under closed-out positions will be performed at the termination of the contract.

       Hedging by use of futures on debt  securities  seeks to establish  more certainly  than would  otherwise be possible the  effective  rate of return on portfolio securities.  A Fund may, for example, take a "short" position in the
futures  market  by  selling   contracts  for  the  future  delivery  of  debt
securities held by the Fund (or securities having  characteristics  similar to those  held by the  Fund) in order to hedge  against  an  anticipated  rise in interest rates that would adversely  affect the value of the Fund's  portfolio securities.  When hedging of this character is successful, any depreciation in the value of portfolio  securities may be offset by  appreciation in the value of the futures position.

       On other  occasions,  a Fund may take a "long"  position by  purchasing futures on debt securities.  This would be done, for example,  when Huntington expects  to  purchase  for a  Fund  particular  securities  when  it  has  the necessary  cash,  but expects the rate of return  available in the  securities markets at that time to be less  favorable than rates  currently  available in the futures  markets.  If the anticipated  rise in the price of the securities should occur (with its concomitant  reduction in yield), the increased cost to the Fund of purchasing  the  securities may be offset by the rise in the value of the futures  position taken in  anticipation  of the subsequent  securities purchase.

       Successful  use by a Fund of futures  contracts on debt  securities  is subject  to  Huntington's  ability  to  predict  correctly  movements  in  the direction  of  interest  rates and other  factors  affecting  markets for debt securities.  For example,  if a Fund has hedged against the  possibility of an increase in interest rates which would  adversely  affect the market prices of debt  securities  held  by it and  the  prices  of  such  securities  increase instead,  the Fund will lose part or all of the benefit of the increased value of its securities  which it has hedged because it will have offsetting  losses in its futures  positions.  In addition,  in such situations,  if the Fund has insufficient  cash,  it may  have to sell  securities  to  meet  daily  margin maintenance  requirements.  A Fund may have to sell  securities at a time when it may be disadvantageous to do so.

       A Fund may  purchase  and write put and call  options  on debt  futures contracts,  as they become  available.  Such options are similar to options on securities  except that options on futures  contracts  give the  purchaser the right,  in return for the  premium  paid,  to assume a  position  in a futures contract (a long position if the option is a call and a short  position if the option is a put) at a specified  exercise  price at any time during the period of the  option.  As with  options  on  securities,  the holder or writer of an option may  terminate  its position by selling or  purchasing an option of the same series.  There is no  guarantee  that such  closing  transactions  can be effected.  A Fund will be required  to deposit  initial  margin and  variation margin with  respect to put and call options on futures  contracts  written by it pursuant to brokers'  requirements,  and, in addition,  net option premiums received will be included as initial margin  deposits.  See "Margin  Payments"
below. Compared to the purchase or sale of futures contracts,  the purchase of call or put options on futures  contracts  involves less  potential  risk to a
Fund  because the maximum  amount at risk is the premium  paid for the options plus  transactions  costs.  However,  there  may  be  circumstances  when  the purchases of call or put options on a futures  contract would result in a loss to a Fund when the purchase or sale of the futures  contracts  would not, such as when there is no movement in the prices of debt securities.  The writing of a put or call option on a futures  contract  involves  risks  similar to those risks relating to the purchase or sale of futures contracts.

       Margin payments.  When a Fund purchases or sells a futures contract, it is required to deposit  with its  custodian an amount of cash,  U.S.  Treasury bills,  or other  permissible  collateral  equal to a small  percentage of the amount of the futures contract.  This amount is known as "initial margin". The nature of initial  margin is different  from that of in security  transactions in that it does not involve borrowing money to finance  transactions.  Rather, initial margin is similar to a performance  bond or good faith deposit that is returned  to the Fund upon  termination  of the  contract,  assuming  the Fund satisfies its  contractual  obligations.  Subsequent  payments to and from the broker  occur on a daily  basis in a process  known as  "marking  to  market".
These payments are called "variation  margin" and are made as the value of the underlying  futures  contract  fluctuates.  For  example,  when a Fund sells a futures  contract and the price of the  underlying  debt security  rises above the delivery price, the Fund's position  declines in value. The Fund then pays the broker a variation  margin  payment  equal to the  difference  between the delivery price of the futures  contract and the market price of the securities underlying the futures  contract.  Conversely,  if the price of the underlying security  falls below the delivery  price of the contract,  the Fund's futures position  increases  in value.  The broker then must make a  variation  margin payment  equal to the  difference  between the  delivery  price of the futures contract  and the  market  price  of the  securities  underlying  the  futures contract.

       When a Fund  terminates  a  position  in a  futures  contract,  a final determination  of variation  margin is made,  additional cash is paid by or to the Fund,  and the Fund realizes a loss or a gain.  Such closing  transactions involve additional commission costs.

       Liquidity risks.  Positions in futures contracts may be closed out only on an exchange or board of trade  which  provides a secondary  market for such futures.  Although  the Trust  intends to  purchase  or sell  futures  only on exchanges  or boards of trade  where there  appears to be an active  secondary market,  there is no assurance that a liquid  secondary  market on an exchange or board of trade will exist for any particular  contract or at any particular time. If there is not a liquid  secondary  market at a particular time, it may not be possible to close a futures  position at such time and, in the event of adverse price  movements,  a Fund would  continue to be required to make daily cash payments of variation  margin.  However,  in the event financial  futures are used to hedge portfolio securities,  such securities will not generally be sold until the financial futures can be terminated. In such circumstances,  an increase in the price of the  portfolio  securities,  if any, may partially or completely offset losses on the financial futures.

       In addition to the risks that apply to all options transactions,  there are  several  special  risks  relating  to options on futures  contracts.  The ability to establish  and close out  positions in such options will be subject to the  development and maintenance of a liquid  secondary  market.  It is not certain  that such a market  will  develop.  Although  a Fund  generally  will purchase only those options for which there appears to be an active  secondary market,  there is no assurance that a liquid  secondary  market on an exchange will exist for any particular  option or at any particular  time. In the event no such  market  exists for  particular  options,  it might not be possible to effect  closing  transactions  in such options,  with the result that the Fund would have to exercise the options in order to realize any profit.

       Hedging risks.  There are several risks in connection with the use by a
Fund of futures  contracts and related options as a hedging  device.  One risk arises because of the imperfect  correlation  between  movements in the prices of  the  futures  contracts  and  options  and  movements  in  the  prices  of securities  which are the  subject of the  hedge.  Huntington  will,  however, attempt  to  reduce  this  risk  by  purchasing  and  selling,  to the  extent possible,  futures contracts and related options on securities and indexes the movements of which will, in its judgment,  correlate closely with movements in the prices of the portfolio securities sought to be hedged.

       Successful  use of futures  contracts and options by a Fund for hedging purposes  is  also  subject  to  Huntington's  ability  to  predict  correctly movements in the direction of the market.  It is possible  that,  where a Fund has  purchased  puts on futures  contracts  to hedge its  portfolio  against a decline  in the  market,  the  securities  or  index  on  which  the  puts are purchased  may  increase  in value  and the  value of  securities  held in the portfolio  may  decline.  If this  occurred,  the Fund would lose money on the puts and also  experience a decline in value in its portfolio  securities.  In addition,  the prices of futures,  for a number of reasons,  may not correlate perfectly with movements in the underlying  securities or index due to certain market distortions.  First, all participants in the futures market are subject to margin  deposit  requirements.  Such  requirements  may cause  investors to close futures contracts through  offsetting  transactions  which could distort the normal  relationship  between the underlying security or index and futures markets.  Second,  the margin  requirements  in the  futures  markets are less onerous than margin requirements in the securities markets in general,  and as a result the futures markets may attract more  speculators than the securities markets do. Increased  participation by speculators in the futures markets may also  cause  temporary  price  distortions.  Due to the  possibility  of price distortion,  even a correct  forecast of general  market  trends by Huntington may still not result in a  successful  hedging  transaction  over a very short time period.

       Other risks.  Funds will incur  brokerage fees in connection with their futures and options  transactions.  In addition,  while futures  contracts and options on futures will be purchased and sold to reduce certain  risks,  those transactions  themselves  entail certain other risks.  Thus,  while a Fund may benefit from the use of futures and related options,  unanticipated changes in interest  rates  or stock  price  movements  may  result  in a poorer  overall performance  for  the  Fund  than  if it had  not  entered  into  any  futures contracts  or options  transactions.  Moreover,  in the event of an  imperfect correlation  between the futures position and the portfolio  position which is intended to be protected,  the desired  protection may not be obtained and the
Fund may be exposed to risk of loss.

Index - Based Investments

       Index-Based  Investments,  such as  Standard  &  Poor's  Depository
Receipts  ("SPDRs"),  NASDAQ-100 Index Tracking Stock ("NASDAQ  100s"),  World
Equity  Benchmark Shares ("WEBS"),  and Dow Jones DIAMONDS  ("Diamonds"),  are
interests in a unit  investment  trust  ("UIT") that may be obtained  from the
UIT or purchased in the secondary market.  SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

       A UIT will generally issue  Index-Based  Investments in aggregations of
50,000  known as  "Creation  Units"  in  exchange  for a  "Portfolio  Deposit"
consisting  of (a) a  portfolio  of  securities  substantially  similar to the component  securities  ("Index  Securities")  of  the  applicable  index  (the
"Index"),  (b) a cash  payment  equal to a pro rata  portion of the  dividends accrued on the UIT's portfolio  securities  since the last dividend payment by the UIT,  net of expenses  and  liabilities,  and (c) a cash payment or credit
("Balancing  Amount")  designed to  equalize  the net asset value of the Index and the net asset value of a Portfolio Deposit.

       Index-Based  Investments are not individually  redeemable,  except upon termination  of the UIT.  To redeem,  the  portfolio  must  accumulate  enough
Index-Based  Investments to  reconstitute a Creation Unit (large  aggregations of a particular  Index-Based  Investment).  The liquidity of small holdings of
Index-Based  Investments,  therefore,  will  depend  upon the  existence  of a secondary  market.  Upon  redemption of a Creation  Unit,  the portfolio  will receive Index Securities and cash identical to the Portfolio  Deposit required of an investor wishing to purchase a Creation Unit that day.

       The price of  Index-Based  Investments  is  derived  and based upon the securities  held by the UIT.  Accordingly,  the level of risk  involved in the purchase or sale of  Index-Based  Investments  is similar to the risk involved in the purchase or sale of traditional  common stock,  with the exception that the pricing  mechanism  for  Index-Based  Investments  is based on a basket of stocks.  Disruptions in the markets for the securities underlying  Index-Based
Investments  purchased  or sold by the  Portfolio  could  result  in losses on
Index-Based  Investments.  Trading in Index-Based  Investments  involves risks similar to those  risks,  described  above  under  "Options,"  involved in the writing of options on securities.

Index Futures Contracts and Options on Index Futures Contracts


       A debt index  futures  contract is a contract to buy or sell units of a specified  debt index at a specified  future date at a price  agreed upon when the contract is made. A unit is the current value of the index.  A stock index futures  contract  is a contract  to buy or sell  units of a stock  index at a specified  future  date at a price  agreed upon when the  contract is made.  A unit is the current value of the stock index.

       The following example  illustrates  generally the manner in which index futures  contracts  operate.  The  Standard  &  Poor's 100 Stock  Index is composed of 100 selected  common  stocks,  most of which are listed on the New
York Stock Exchange.  The S&P 100 Index assigns relative weightings to the common stocks included in the Index,  and the Index fluctuates with changes in the market  values of those  common  stocks.  In the case of the  S&P  100
Index,  contracts  are to buy or sell 100  units.  Thus,  if the  value of the
S&P 100 Index were $180,  one contract would be worth $18,000 (100 units X
$180).  The stock index  futures  contract  specifies  that no delivery of the actual  stocks  making up the index will take place.  Instead,  settlement  in cash must occur upon the  termination  of the  contract,  with the  settlement being the  difference  between the contract  price and the actual level of the stock index at the expiration of the contract.  For example,  if a Fund enters into a  futures  contract  to buy 100  units  of the  S&P  100  Index at a specified  future  date at a contract  price of $180 and the S&P 100 Index is at $184 on that future  date,  the Fund will gain $400 (100 units X gain of
$4).  If the Fund  enters  into a  futures  contract  to sell 100 units of the stock  index at a specified  future  date at a contract  price of $180 and the
S&P  100  Index is at $182 on that  future  date,  the Fund will lose $200
(100 units X loss of $2). A Fund may purchase or sell futures  contracts  with respect to any stock index.  Positions in index futures may be closed out only on an exchange or board of trade  which  provides a secondary  market for such futures.

       Purchases  and  sales  of  index  futures  may  be  used  to  hedge  an investment.  To hedge an investment successfully,  however, a Fund must invest in futures  contracts with respect to indices or sub-indices  the movements of which will have a significant  correlation with movements in the prices of the
Fund's securities.

       Options  on  index   futures   contracts  are  similar  to  options  on
securities  except that options on index futures  contracts give the purchaser the right,  in return for the premium  paid,  to assume a position in an index futures  contract  (a  long  position  if the  option  is a call  and a  short position  if the option is a put) at a  specified  exercise  price at any time during the period of the  option.  Upon  exercise  of the  option,  the holder assumes the  underlying  futures  position  and  receives a  variation  margin payment of cash or securities  approximating  the increase in the value of the holder's  option  position.  If an option is exercised on the last trading day prior to the  expiration  date of the option,  the settlement is made entirely in cash based on the  difference  between the exercise price of the option and the closing  level of the index on which the futures  contract is based on the expiration  date.  Purchasers  of options who fail to exercise  their  options prior to the exercise date suffer a loss of the premium paid.

       As an alternative  to purchasing  call and put options on index futures contracts,  a Fund may purchase put and call options on the underlying indices themselves  to the extent that such options are traded on national  securities exchanges.  Index options are similar to options on  individual  securities in that the  purchaser  of an index  option  acquires  the right to buy,  and the writer  undertakes the obligation to sell, an index at a stated exercise price during  the term of the  option.  Instead  of giving the right to take or make actual delivery of securities,  the holder of an index option has the right to receive  a cash  "exercise  settlement  amount."  This  amount is equal to the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less  than (in the case of a call)  the  closing  value of the underlying  index on the date of the  exercise,  multiplied  by a fixed "index multiplier."  A Fund will enter into an option  position only if there appears to be a liquid secondary market for such options.

       The Funds will not engage in  transactions  in options on stock indices for speculative purposes but only to protect appreciation  attained, to offset capital losses and to take advantage of the liquidity  available in the option markets.  The aggregate  premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

       All of the Funds may utilize index futures or options on index futures.


Interests in Other Limited Liability Companies

       The  International  Equity Fund may invest in entities  such as limited partnerships,  limited  liability  companies,  business  trusts and  companies organized  outside the United States which may issue securities  comparable to common or preferred stock.

Interest Rate Risk

       Interest  rate  risk is the risk that  changes  in  interest  rates may cause a decline in the  market  value of an  investment.  With bonds and other fixed income  securities,  a rise in interest rates typically causes a fall in bond values,  while a fall in interest rates  typically  causes a rise in bond values.  Fixed income  securities with longer  maturities are more susceptible to changes in value due to interest  rate  changes than are those with shorter maturities.

       Recent market  experience  has shown that certain  derivative  mortgage securities  have a higher degree of interest  rate risk and, as a result,  the prices of such securities may be highly volatile.  In addition,  recent market experience has shown that during periods of rising interest rates,  the market for certain derivative  mortgage  securities may become more unstable and such securities  may become more  difficult to sell as market  makers either choose not to repurchase  such  securities or offer prices which are  unacceptable to the Adviser based on market conditions.

Lending Portfolio Securities

       In order to generate  additional income, each of the Funds may lend its portfolio  securities  on a short-term  basis to certain  brokers,  dealers or other  financial  institutions  selected  by  Huntington  and  approved by the
Trustees.  In determining  whether to lend to a particular  broker,  dealer or financial  institution,  Huntington  will  consider  all  relevant  facts  and circumstances,  including  the size,  creditworthiness  and  reputation of the borrower.  Consistent with SEC guidelines, any loans made will be continuously
secured  by  collateral  in  cash,  U.S.   government   obligations  or  other
high-quality  debt  obligations  at least  equal  to 100% of the  value of the securities on loan. As a matter of fundamental  policy, the aggregate value of all  securities  loaned by a Fund,  except the Rotating  Index Fund,  Dividend
Capture  Fund,  International  Equity  Fund,  Mid  Corp  America  Fund and New
Economy Fund,  may not exceed 20% of the Fund's total  assets.  As a matter of non-fundamental  policy,  the  Rotating  Index Fund,  Dividend  Capture  Fund,
International  Equity  Fund,  Mid Corp  America  Fund and New Economy Fund may
each lend portfolio  securities in an amount representing up to 33 1/3% of the value of their total assets.

       While  portfolio  securities  are on loan, the borrower will pay to the lending  Fund  any  dividends  or  interest  received  on the  securities.  In addition,  the Fund  retains  all or a portion  of the  interest  received  on investment of the  collateral  or receives a fee from the  borrower.  Although voting  rights,  or rights to consent,  with respect to the loaned  securities pass to the borrower,  the lending Fund retains the right to call the loans at any time on reasonable  notice, and it will do so to enable a Fund to exercise voting rights on any matters materially  affecting the investment.  A Fund may also call such loans in order to sell the securities.

       One of the  risks  in  lending  portfolio  securities,  as  with  other extensions of credit,  is the possible  delay in recovery of the securities or
possible  loss  of  rights  in  the   collateral   should  the  borrower  fail
financially.  There is also the risk that, when lending portfolio  securities, the  securities  may not be  available  to a Fund on a timely basis and a Fund may,  therefore,  lose the  opportunity  to sell the securities at a desirable price. In addition,  in the event that a borrower of securities would file for bankruptcy or become  insolvent,  disposition of the securities may be delayed pending court action.

Liquidity Risk

       Certain  securities  may be difficult or impossible to sell at the time and price that a Fund  would  like.  A Fund may have to accept a lower  price, sell other  securities  or forego an  investment  opportunity,  and this could have a  negative  effect on  performance.  This  risk  applies  to  restricted securities,  Rule 144A Securities certain over-the-counter options, securities not traded in the U.S.  markets  and other  securities  that may trade in U.S.
markets but are not registered under the federal securities laws.

Market Risk

       Market  risk is the risk that the value of a  security  will move up or down,  sometimes  rapidly and  unpredictably.  These  fluctuations,  which are often referred to as "volatility,"  may cause a security to be worth less than it was worth at an  earlier  time.  Market  risk may  affect a single  issuer, industry  or sector of the  economy or the market as a whole.  Market  risk is common to most  investments,  including stocks and bonds, and the mutual funds that  invest in them.  Bonds  and  other  fixed  income  securities  generally involve  less  market  risk  than  stocks.  The risks of  investing  in bonds, however,  can vary  significantly  depending  upon  factors such as issuer and maturity.  The  bonds of some  companies  may be  riskier  than the  stocks of others.

Money Market Instruments

       Except  where  otherwise  noted,  all of the Funds may,  for  temporary defensive  or liquidity  purposes,  invest up to 100% of their assets in money market instruments.

       Commercial Paper and Variable Amount Master Demand Notes

            Consistent   with  its   investment   objective,   policies,   and
       restrictions,  each Fund may  invest  in  commercial  paper  (including
       Section  4(2)  commercial  paper) and  variable  amount  master  demand notes.  Commercial paper consists of unsecured  promissory notes issued by  corporations  normally  having  maturities  of 270 days or less and rates  of  return  which  are  fixed.  These  investments  may  include
       Canadian Commercial Paper, which is U.S. dollar denominated  commercial paper issued by a Canadian  corporation or a Canadian  counterpart of a
       U.S.  corporation,  and  Europaper,  which is U.S.  dollar  denominated commercial paper of a foreign issuer.

            Variable  amount master  demand notes are  unsecured  demand notes that  permit  the  indebtedness  thereunder  to vary  and  provide  for periodic  adjustments  in the interest  rate  according to the terms of
       the  instrument.   Because  master  demand  notes  are  direct  lending
       arrangements  between  a Fund and the  issuer,  they  are not  normally traded.  Although there is no secondary market in the notes, a Fund may demand  payment  of  principal  and  accrued  interest  at any time.  A variable  amount  master  demand note will be deemed to have a maturity equal to the  longer  of the  period of time  remaining  until the next readjustment  of its  interest  rate or the  period  of time  remaining until the  principal  amount can be recovered  from the issuer  through demand.

            The  commercial  paper in which any of the Money  Market Funds may
       invest  is   subject  to  the  issuer   diversification   and   quality
       restrictions  imposed by Rule 2a-7 under the 1940 Act.  The  commercial paper in which the  Mortgage  Securities  Fund may invest  must be: (i)
       rated A-1 or better by Standard &  Poor's Ratings Group ("S&P")
       or P-1 or better by Moody's Investors  Service,  Inc.  ("Moody's");  or
       (ii)  unrated,  but issued by companies  with  outstanding  debt issues rated AAA by S&P or Aaa by Moody's.

       Bank Obligations

       Bank obligations are short-term  obligations issued by U.S. and foreign banks, including bankers' acceptances,  certificates of deposit, time deposits and similar securities.

            Bankers'  acceptances  are negotiable  drafts or bills of exchange typically  drawn  by an  importer  or  exporter  to  pay  for  specific merchandise  that are "accepted" by a bank,  meaning,  in effect,  that
       the  bank  unconditionally   agrees  to  pay  the  face  value  of  the
       instrument on maturity.  Investments  in bankers'  acceptances  will be limited to those  guaranteed by domestic and foreign  banks having,  at the time of  investment,  total assets of $1 billion or more (as of the
       date  of  the   institution's   most   recently   published   financial
       statements).

            Certificates   of  deposit  and  time  deposits   represent  funds
       deposited in a commercial bank or a savings and loan  association for a definite period of time and earning a specified return.

            Investments  in  certificates  of deposit  and time  deposits  may include  Eurodollar  Certificates  of  Deposit,  which are U.S.  dollar denominated  certificates  of deposit  issued by offices of foreign and domestic banks located outside the United States,  Yankee  Certificates of Deposit,  which are  certificates of deposit issued by a U.S. branch of a foreign bank  denominated  in U.S.  dollars and held in the United
       States,  Eurodollar  Time  Deposits  ("ETDs"),  which  are U.S.  dollar denominated  deposits in a foreign  branch of a U.S.  bank or a foreign bank,  and  Canadian  Time  Deposits  ("CTDs"),  which are U.S.  dollar denominated  certificates  of  deposit  issued by  Canadian  offices of major Canadian  banks.  All  investments in certificates of deposit and time  deposits  will be limited to those (a) of  domestic  and  foreign banks  and  savings  and  loan  associations  which,  at  the  time  of investment,  have total assets of $1 billion or more (as of the date of the institution's most recently published financial  statements) or (b)
       the  principal  amount  of  which is  insured  by the  Federal  Deposit
       Insurance Corporation.

            The Money  Market  Fund,  Ohio  Municipal  Money  Market  Fund and
       Florida Tax-Free Money Fund may only invest in bank obligations  issued by domestic  banks and U.S.  branches of foreign  banks subject to U.S.
       banking  regulation.  In addition,  at the time of the investment,  the issuing  bank must have  capital,  surplus  and  undivided  profits  in excess  of $100  million.  Issuing  banks of  obligations  in which the
       Mortgage  Securities  Fund  invests  must  have  capital,  surplus  and undivided profits in excess of $1 billion.

            The  Michigan  Tax-Free  Fund  is  limited  to  investing  only in
       dollar-denominated   obligations  of:  (i)  U.S.,  Canadian,  Asian  or
       European  banks with at least $500  million  in total  assets;  or (ii)
       U.S.  savings and loan  associations  with at least $1 billion in total assets.

       Variable Rate Demand Notes

            Variable  rate  demand  notes  ("VRDNs")  are  unsecured,   direct
       lending  arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

            VRDNs have  interest  rates which  float or which are  adjusted at regular  intervals  ranging from daily to annually.  Although the VRDNs are not generally  traded,  a Fund may demand  payment of principal and accrued  interest  according  to  its  arrangement  with  the  borrower
       (usually upon no more than seven days' notice).  VRDNs are,  therefore, treated as maturing  on the later of the next  interest  adjustment  or the date on  which a Fund  may next  demand  payment.  Some  VRDNs  are backed by bank letters of credit.

            Each of the  Funds  may only  invest in VRDNs  which  satisfy  its credit requirements for commercial paper.

       Other  instruments may include:  obligations  (certificates of deposit, time  deposits,  bank  master  notes,  and  bankers'  acceptances)  of  thrift institutions,  and savings and loans,  provided  that such  institutions  have total assets of $1 billion or more as shown on heir last  published  financial statements at the time of investment;  short-term corporate  obligations rated within the three highest  rating  categories by an NRSRO (e.g.,  at least A by
S&P  or A by  Moody's)  at the  time  of  investment,  or,  if not  rated, determined by the Adviser to be of  comparable  quality;  general  obligations issued by the U.S.  Government  and backed by its full faith and  credit,  and obligations  issued or  guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g.,  obligations issued by Farmers
Home Administration,  Government National Mortgage  Association,  Federal Farm
Credit Bank and Federal  Housing  Administration);  receipts,  including  TRs,
TIGRs  and CATS;  repurchase  agreements  involving  such  obligations;  money market funds, and foreign commercial paper.

Money Market Mutual Funds


       Except under limited  circumstances  or pursuant to an exemptive relief from the Securities and Exchange  Commission,  a Fund may not invest more than
10% of its total  assets at any one time in the shares of other  funds,  5% of its total assets in the shares of any one mutual fund,  or more than 3% of the shares of any one fund.  When a Fund  invests  in the  shares of other  mutual funds,  investment  advisory and other fees will apply,  and the  investment's yield will be reduced accordingly.

       Pursuant to an exemptive order, dated July 24, 2001,  received from the
SEC,  each of the Growth  Fund,  the Income  Equity Fund,  the Rotating  Index
Fund, the Dividend Capture Fund, the  International  Equity Fund, the Mid Corp
America Fund,  the New Economy  Fund,  (collectively  the "Equity  Funds") the
Mortgage   Securities   Fund,   the  Fixed   Income   Securities   Fund,   the
Short/Intermediate  Fixed Income  Securities  Fund  (collectively  the "Income
Funds"),  may invest up to 25% of their  respective  total assets in Interfund shares of the  Huntington  Money  Market  Fund.  The  Rotating  Index Fund may
invest all of its assets in shares of any one-investment company.


Mortgage-related Securities

       Mortgage-related   securities   are   securities   that,   directly  or
indirectly,  represent  participations in, or are secured by and payable from, loans secured by real property.  Mortgage-related  securities include mortgage pass-through  securities,  adjustable rate mortgage  securities and derivative
securities   such  as   collateralized   mortgage   obligations  and  stripped
mortgage-backed  securities.   Mortgage-related  securities  fall  into  three
categories:  (a) those issued or guaranteed  by the U.S.  Government or one of its  agencies  or  instrumentalities,  such as  Government  National  Mortgage
Association  ("GNMA"),  Federal  National  Mortgage  Association  ("FNMA") and
Federal  Home  Loan  Mortgage  Corporation  ("FHLMC");  (b)  those  issued  by non-governmental  issuers that represent  interests in, or are  collateralized by,  mortgage-related  securities issued or guaranteed by the U.S.  Government or  one of  its  agencies  or  instrumentalities;  and  (c)  those  issued  by non-governmental  issuers that represent an interest in, or are collateralized by, whole mortgage loans or  mortgage-related  securities without a government guarantee  but  usually  with  over-collateralization  or some  other  form of private credit  enhancement.  Non-governmental  issuers include originators of
investors  in  mortgage  loans,   including  savings  and  loan  associations,
mortgage  bankers,  commercial  banks,  investment  banks and special  purpose subsidiaries of the foregoing.

       There are a number of  important  differences  both among the  agencies and  instrumentalities  of the U.S.  Government  that  issue  mortgage-related securities  and among the  securities  themselves.  Ginnie  Maes are  Mortgage
Pass-Through  Certificates  issued  by  GNMA,  which  is a  wholly-owned  U.S.
Government   corporation   within  the   Department   of  Housing   and  Urban
Development.  Ginnie Maes are guaranteed as to the timely payment of principal and  interest  by GNMA and  GNMA's  guarantee  is backed by the full faith and credit of the U.S.  Treasury.  In addition,  Ginnie Maes are  supported by the authority  of GNMA to borrow  funds from the U.S.  Treasury  to make  payments under  GNMA's  guarantee.  Mortgage-related  securities  issued by the Federal
National  Mortgage  Association  ("FNMA")  include  FNMA  Guaranteed  Mortgage
Pass-Through  Certificates  (also known as "Fannie Maes") which are solely the obligations  of the  FNMA.  The  FNMA is a  government-sponsored  organization owned  entirely  by private  stockholders.  Fannie Maes are  guaranteed  as to timely  payment of  principal  and  interest  by FNMA but are not backed by or entitled to the full faith and credit of the U.S.  Treasury.  Mortgage-related securities  issued by the Federal  Home Loan  Mortgage  Corporation  ("FHLMC")
include  FHLMC  Mortgage  Participation  Certificates  (also known as "Freddie
Macs"  or  "PCS").  The  FHLMC  is a  corporate  instrumentality  of the  U.S.
Government,  created  pursuant to an Act of Congress,  which is owned entirely by  Federal  Home Loan  Banks.  Freddie  Macs are not  guaranteed  by the U.S.
Treasury  or by any  Federal  Home Loan Bank and do not  constitute  a debt or obligation of the U.S.  Government  or of any Federal Home Loan Bank.  Freddie
Macs entitle the holder to timely payment of interest,  which is guaranteed by the FHLMC. The FHLMC guarantees  either ultimate  collection or timely payment of all principal  payments on the underlying  mortgage  loans.  When the FHLMC does not guarantee  timely  payment of  principal,  FHLMC may remit the amount due on account of its  guarantee of ultimate  payment of principal at any time after default on an underlying  mortgage,  but in no event later than one year after it becomes payable.

       Although certain mortgage-related  securities are guaranteed by a third party or otherwise similarly secured, the market value of the security,  which may  fluctuate,  is not so secured.  If a Fund  purchases  a  mortgage-related security at a premium,  that  portion may be lost if there is a decline in the market value of the security whether  resulting from changes in interest rates
or  prepayments  in  the  underlying  mortgage   collateral.   As  with  other
interest-bearing  securities,  the prices of  mortgage-related  securities are inversely affected by changes in interest rates. However,  though the value of a  mortgage-related  security  may  decline  when  interest  rates  rise,  the converse  is not  necessarily  true,  since in periods of  declining  interest rates the mortgages underlying the security are prone to prepayment.  For this and other reasons,  a  mortgage-related  security's  effective maturity may be
shortened  by  unscheduled   prepayments  on  the  underlying  mortgages  and,
therefore,  it is not possible to predict  accurately the security's return to
the  Fund.   In   addition,   regular   payments   received   in   respect  of
mortgage-related  securities include both interest and principal. No assurance can be given as to the  return a Fund will  receive  when  these  amounts  are reinvested.

       The  Mortgage   Securities   Fund,   Fixed  Income   Securities   Fund,
Intermediate  Government  Income  Fund  and  Short/Intermediate  Fixed  Income
Securities Fund may invest in  mortgage-related  securities issued by the U.S.
government,  its agencies or  instrumentalities,  and the derivative  mortgage securities  described  above.  In addition,  the Mortgage  Securities Fund may invest in mortgage-related securities issued by private entities.

       Mortgage Pass-through Securities
            Mortgage  pass-through  securities provide for the pass-through to investors of their  pro-rata share of monthly  payments  (including any prepayments)  made by the individual  borrowers on the pooled  mortgage loans,  net of any fees paid to the  guarantor of such  securities  and the servicer of the underlying mortgage loans.

       Adjustable Rate Mortgage Securities
            Adjustable  rate  mortgage  securities  ("ARMS") are  pass-through mortgage  securities  collateralized  by mortgages  with interest rates that are  adjusted  from  time to time.  The  adjustments  usually  are determined in accordance with a  predetermined  interest rate index and may be subject to certain limits.  While the values of ARMS, like other debt  securities,  generally  vary  inversely  with  changes  in market interest  rates  (increasing  in  value  during  periods  of  declining interest  rates and  decreasing  in value during  periods of increasing interest rates),  the values of ARMS should generally be more resistant to price swings than other debt  securities  because the interest rates of ARMS move with market  interest  rates.  The adjustable rate feature of ARMS will not,  however,  eliminate  fluctuations  in the  prices of
       ARMS,  particularly during periods of extreme  fluctuations in interest rates.  Also,  since many  adjustable  rate  mortgages only reset on an annual  basis,  it can  be  expected  that  the  prices  of  ARMS  will fluctuate to the extent that changes in prevailing  interest  rates are not  immediately  reflected  in  the  interest  rates  payable  on  the underlying adjustable rate mortgages.

            ARMS  typically  have caps which limit the maximum amount by which the interest  rate may be increased or decreased at periodic  intervals or over  the  life of the  loan.  To the  extent  that  interest  rates increase  in excess of the caps,  ARMS can be  expected  to behave more like  traditional  debt securities and to decline in value to a greater extent than would be the case in the absence of such caps.  Also, since many  adjustable  rate mortgages only reset on an annual basis,  it can be expected  that the prices of ARMS will  fluctuate to the extent that changes in prevailing  interest rates are not immediately  reflected in
       the  interest   rates  payable  on  the  underlying   adjustable   rate
       mortgages.  The  extent to which  the  prices  of ARMS  fluctuate  with changes  in  interest  rates  will  also  be  affected  by the  indices underlying  the  ARMS.  Some  indices,  such as the  one-year  constant maturity Treasury note rate,  closely mirror changes in market interest rate levels.  Others, such as the 11th District Federal Reserve Cost of
       Funds  Index  (often  related  to ARMS  issued  by  FNMA),  tend to lag changes in market levels and tend to be somewhat less volatile.

       Derivative Mortgage Securities

            Collateralized   mortgage   obligations  are  derivative  mortgage
       securities and are debt instruments  issued by special purpose entities which are secured by pools of mortgage loans or other  mortgage-related securities.  Multi-class  pass-through  securities are equity interests in a  trust  composed  of  mortgage  loans  or  other  mortgage-related securities.  Both are considered derivative mortgage securities and are collectively  referred to as "CMOs." Payments of principal and interest on underlying  collateral  provide the funds to pay debt service on the collateralized  mortgage obligation or make scheduled  distributions on the multi-class pass-through security.

            In a CMO, a series of bonds or  certificates is issued in multiple classes.  Each  class of CMO,  often  referred  to as a  "tranche,"  is issued at a specific  coupon  rate and has a stated  maturity  or final distribution  date.  Principal  prepayments on collateral  underlying a
       CMO may cause it to be retired  substantially  earlier  than the stated
       maturities or final distribution dates.

            The  principal  and interest on the  underlying  mortgages  may be allocated  among  the  several  tranches  of a CMO in  many  ways.  For example,  certain tranches may have variable or floating interest rates and others may provide only the  principal  or interest  feature of the underlying  security.  Generally,  the purpose of the allocation of the cash  flow  of a CMO  to  the  various  tranches  is to  obtain  a more predictable  cash  flow to  certain  of the  individual  tranches  than exists with the  underlying  collateral  of the CMO. As a general rule, the more  predictable the cash flow is on a CMO tranche,  the lower the anticipated  yield  will be on that  tranche  at the  time of  issuance relative to prevailing  market yields on  mortgage-related  securities.
       As part of the process of creating more  predictable cash flows on most of the  tranches  of a CMO,  one or  more  tranches  generally  must be created  that  absorb most of the  volatility  in the cash flows on the underlying  mortgage  loans.  The yields on these  tranches,  which may include inverse floaters,  stripped mortgage-backed  securities,  and Z tranches,  discussed below, are generally higher than prevailing market yields on  mortgage-related  securities with similar  maturities.  As a result of the  uncertainty  of the cash  flows of these  tranches,  the market  prices  of and  yield  on  these  tranches  generally  are more volatile.

            An inverse  floater is a CMO tranche with a coupon rate that moves inversely  to a  designated  index,  such as LIBOR  (London  Inter-Bank
       Offered  Rate) or COFI (Cost of Funds  Index).  Like most  other  fixed income  securities,  the value of inverse  floaters  will  decrease  as interest rates increase.  Inverse  floaters,  however,  exhibit greater
       price   volatility   than  the  majority  of  mortgage   pass-  through
       securities or CMOs.  Coupon rates on inverse floaters  typically change at a multiple of the change in the relevant index rate.  Thus, any rise in the index rate (as a consequence  of an increase in interest  rates)
       causes a correspondingly  greater drop in the coupon rate of an inverse floater  while  any drop in the  index  rate  causes a  correspondingly greater  increase  in the coupon of an inverse  floater.  Some  inverse floaters also exhibit  extreme  sensitivity to changes in  prepayments.
       Inverse  floaters would be purchased by a Fund in an attempt to protect against a reduction in the income earned on the Fund's  investments due to a decline in interest rates.

            Z tranches of CMOs defer  interest and  principal  payments  until one or more other  classes of the CMO have been paid in full.  Interest accretes on the Z tranche, being added to principal,  and is compounded through the  accretion  period.  After the other classes have been paid in full,  interest  payments  begin and continue  through  maturity.  Z tranches  have  characteristics  similar to zero coupon  bonds.  Like a zero  coupon  bond,  during its  accretion  period a Z tranche  has the advantage of eliminating the risk of reinvesting  interest  payments at lower rates during a period of declining  market interest rates. At the same time, however,  and also like a zero coupon bond, the market value of a Z tranche can be expected to  fluctuate  more widely with  changes in market  interest  rates  than  would the  market  value of a tranche which pays  interest  currently.  In  addition,  changes in  prepayment rates on the  underlying  mortgage  loans  will  affect  the  accretion period of a Z tranche,  and  therefore  also will  influence its market value.

            The  Mortgage  Securities  Fund will invest only in CMOs which are issued by agencies or  instrumentalities of the U.S. government or CMOs issued by private organizations which are rated AAA by an NRSRO.

            Stripped  mortgage-backed  securities  ("SMBSs")  may represent an interest  solely in the principal  repayments or solely in the interest
       payments  on   mortgage-backed   securities).   SMBSs  are   derivative
       multi-class  securities.  SMBSs are usually structured with two classes and  receive  different  proportions  of  the  interest  and  principal distributions  on the pool of  underlying  mortgage-backed  securities.
       Due to the  possibility of  prepayments  on the  underlying  mortgages,
       SMBSs  may  be  more  interest-rate  sensitive  than  other  securities purchased.  If prevailing  interest rates fall below the level at which
       SMBSs  were  issued,  there  may  be  substantial  prepayments  on  the underlying  mortgages,  leading to the relatively early  prepayments of
       principal-only   SMBSs  (the   principal-only  or  "PO"  class)  and  a
       reduction  in the amount of payments  made to holders of  interest-only
       SMBSs  (the  interest-only  or "IO"  class).  Therefore,  interest-only
       SMBSs  generally  increase in value as interest rates rise and decrease
       in  value  as  interest  rates  fall,   counter  to  changes  in  value
       experienced  by  most  fixed  income  securities.   If  the  underlying
       mortgages experience slower than anticipated  prepayments of principal, the yield on a PO class will be affected  more  severely  than would be the case with a  traditional  mortgage-related  security.  Because  the yield to maturity of an IO class is extremely  sensitive to the rate of principal  payments  (including  prepayments) on the related underlying mortgage-backed  securities,  it is  possible  that  a Fund  might  not recover its original  investment  on  interest-only  SMBSs if there are
       substantial   prepayments  on  the  underlying   mortgages.   A  Fund's
       inability  to fully  recoup its  investment  in these  securities  as a result of a rapid rate of principal  prepayments  may occur even if the securities are rated AAA by an NRSRO. In view of these  considerations,
       Huntington intends to use these  characteristics of interest-only SMBSs to reduce  the  effects  of  interest  rate  changes  on the value of a
       Fund's portfolio, while continuing to pursue current income.

Options

       A call  option  gives the  purchaser  of the  option the right to buy a security  at a stated  price from the writer  (seller)  of the  option.  A put option  gives the  purchaser  of the option the right to sell a security  at a stated price to the writer of the option.  In a covered  call  option,  during the option  period the writer  owns the  security  (or a  comparable  security sufficient  to satisfy  securities  exchange  requirements)  which may be sold pursuant to the option. In a covered put option,  the writer holds cash and/or short-term  debt  instruments  sufficient  in an amount  equal to the exercise price of the option.  In  addition,  a put or call  option will be  considered covered  if and to the  extent  that some or all of the risk of the option has been offset by another option.  A Fund may write  combinations of covered puts and calls on the same underlying security.

       In general,  a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

       The premium  received  from writing a put or call  option,  increases a
Fund's return on the underlying  security in the event that the option expires unexercised or is closed out at a profit.  The amount of the premium reflects, among  other  things,  the  relationship  between the  exercise  price and the current  market  value  of the  underlying  security,  the  volatility  of the underlying  security,  the amount of time remaining until expiration,  current interest rates,  and the effect of supply and demand in the options market and in the market for the underlying  security. A put option locks in the price at which a Fund may  sell a  security  it  holds,  thus  hedging  against  market declines  and a call option  locks in the price at which a Fund may purchase a security,  thus hedging against inflation.  Such protection is provided during the life of the put option  since the Fund,  as holder of the option,  is able to sell the underlying  security at the option's  exercise price regardless of any decline in the underlying security's market price.

       By writing a call option,  a Fund limits its opportunity to profit from any  increase  in the  market  value  of the  underlying  security  above  the exercise  price of the option but  continues  to bear the risk of a decline in the value of the underlying security.  By writing a put option, a Fund assumes the risk that it may be required to purchase  the  underlying  security for an exercise  price  higher than its then  current  market  value,  resulting in a potential capital loss unless the security substantially appreciates in value.

       A Fund  may  terminate  an  option  that it has  written  prior  to its expiration  by  entering  into a  closing  purchase  transaction,  in which it purchases  an  offsetting  option.  A Fund  realizes  a profit  or loss from a closing  transaction  if the  cost of the  transaction  (option  premium  plus transaction  costs) is less or more than the premium received from writing the option.  Because  increases  in the market  price of a call  option  generally reflect  increases in the market price of the security  underlying the option, any loss resulting from a closing purchase  transaction may be offset in whole or in part by unrealized  appreciation  of the underlying  security owned by a
Fund.

       In order for a put option to be  profitable,  the  market  price of the underlying  security  must decline  sufficiently  below the exercise  price to cover the premium and  transaction  costs. By using put options in this manner a  Fund  will  reduce  any  profit  it  might  otherwise  have  realized  from appreciation  of the  underlying  security  by the  premium  paid  for the put option and by transaction costs.

       In order for a call option to be  profitable,  the market  price of the underlying  security must rise sufficiently  above the exercise price to cover the premium and transaction costs.

       Each of the Equity and Income  Funds may write or purchase put and call options. All call options written must be covered.

       The successful  use of options  depends on the ability of Huntington to forecast  interest rate and market movements.  For example,  if a Fund were to write a call option based on  Huntington's  expectation  that the price of the underlying security will fall, but the price rises instead,  the Fund could be required  to sell the  security  upon  exercise  at a price  below the current market  price.  Similarly,  if a Fund  were to  write a put  option  based  on
Huntington's  expectations  that the  price of the  underlying  security  will rise, but the price falls instead,  the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

       When a Fund  purchases  an  option,  it runs the risk that it will lose its entire  investment  in the option in a  relatively  short  period of time,
unless  the  Fund   exercises  the  option  or  enters  into  a  closing  sale transaction  with respect to the option during the life of the option.  If the price  of the  underlying  security  does  not rise (in the case of a call) or fall (in the  case of a put) to an  extent  sufficient  to  cover  the  option premium and transaction  costs, a Fund will lose part or all of its investment in the option.  This  contrasts with an investment by a Fund in the underlying security,  since the Fund will not lose any of its investment in such security if the price does not change.

       The use of options  also  involves  the risk of  imperfect  correlation between  movements  in  option  prices  and  movements  in  the  value  of the underlying securities.

       The  effective  use of options  also  depends on the Fund's  ability to terminate  option  positions at times when Huntington deems it desirable to do
so. Although a Fund will take an option  position only if Huntington  believes there is a liquid secondary market for the option,  there is no assurance that the Fund will be able to effect closing  transaction at any particular time or at an acceptable price.

       The Funds  generally  expect that their  options  transactions  will be conducted on recognized exchanges.  In certain instances,  however, a Fund may purchase and sell options in the  over-the-counter  ("OTC") markets.  A Fund's ability to  terminate  options in the OTC market may be more  limited than for exchange-traded  options and may also involve the risk that securities dealers participating in such  transactions  would be unable to meet their obligations to a Fund. A Fund will,  however,  engage in OTC market transactions only when appropriate  exchange-traded  transactions  are  unavailable  and when, in the opinion of Huntington,  the pricing  mechanism and liquidity of the OTC market is satisfactory and the  participants  are responsible  parties likely to meet their contractual obligations.

       If a secondary trading market in options were to become unavailable,  a
Fund  could  no  longer  engage  in  closing  transactions.  Lack of  investor interest  might  adversely  affect the liquidity of the market for  particular options  or  series  of  options.  A  market  may  discontinue  trading  of  a particular  option or options  generally.  In addition,  a market could become temporarily  unavailable  if  unusual  events--such  as  volume  in  excess of trading or clearing capability--were to interrupt its normal operations.

       A market  may at times  find it  necessary  to impose  restrictions  on particular types of options transactions,  such as opening  transactions.  For example, if an underlying  security ceases to meet  qualifications  imposed by the market or the Options Clearing Corporation,  new series of options on that security  will no longer be opened to replace  expiring  series,  and  opening transactions in existing  series may be prohibited.  If an options market were to  become  unavailable,  a Fund as a  holder  of an  option  would be able to realize  profits or limit losses only by exercising the option,  and the Fund, as option writer, would remain obligated under the option until expiration.

       Disruptions  in the  markets  for  the  securities  underlying  options purchased or sold by a Fund could result in losses on the options.  If trading is  interrupted  in an  underlying  security,  the  trading of options on that security is  normally  halted as well.  As a result,  a Fund as  purchaser  or writer of an option will be unable to close out its  positions  until  options trading resumes,  and it may be faced with  considerable  losses if trading in the security  reopens at a substantially  different  price.  In addition,  the
Options  Clearing  Corporation  or other options  markets may impose  exercise restrictions.  If a  prohibition  on  exercise  is  imposed  at the time  when trading in the option has also been  halted,  a Fund as a purchaser  or writer of an  option  will  be  locked  into  its  position  until  one  of  the  two restrictions  has been lifted.  If the Options  Clearing  Corporation  were to determine  that  the  available  supply  of  an  underlying  security  appears insufficient  to permit  delivery by the writers of all  outstanding  calls in the event of  exercise,  it may  prohibit  indefinitely  the  exercise  of put options by holders who would be unable to deliver the underlying  interest.  A
Fund, as holder of such a put option,  could lose its entire investment if the prohibition  remained in effect until the put option's expiration and the Fund was  unable  either to  acquire  the  underlying  security  or to sell the put option in the market.

       Special risks are presented by internationally-traded  options. Because of time differences  between the United States and various foreign  countries, and because different  holidays are observed in different  countries,  foreign options  markets  may be open for  trading  during  hours or on days when U.S.
markets are closed.  As a result,  option  premium may not reflect the current prices of the underlying interest in the United States.

       An  exchange-listed  option may be closed out only on an exchange which provides  a  secondary  market for an option of the same  series.  There is no assurance  that a liquid  secondary  market on an exchange  will exist for any particular  option or at any particular  time. If no secondary  market were to exist,  it would be  impossible to enter into a closing  transaction  to close out an option  position.  As a result,  a Fund may be  forced to  continue  to hold,  or to  purchase  at a fixed  price,  a security on which it has sold an option at a time when Huntington believes it is inadvisable to do so.

       Higher  than  anticipated  trading  activity  or  order  flow or  other unforeseen events might cause the Options Clearing  Corporation or an exchange to institute special trading  procedures or restrictions that might restrict a
Fund's use of options.  The  exchanges  have  established  limitations  on the maximum  number of calls and puts of each class that may be held or written by an investor or group of investors  acting in concert.  It is possible that the
Trust and other clients of Huntington  may be considered  such a group.  These position  limits may restrict the Trust's  ability to purchase or sell options on particular securities.  Options which are not traded on national securities exchanges  may be  closed  out  only  with  the  other  party  to  the  option transaction.  For that reason,  it may be more difficult to close out unlisted options than listed options. Furthermore,  unlisted options are not subject to the protection  afforded  purchasers of listed options by the Options Clearing
Corporation.

Preferred Stock

       Preferred  stock  is a type of  equity  security  which  represents  an ownership  interest in a corporation  and the right to a portion of the assets of the  corporation in the event of a  liquidation.  This right,  however,  is subordinate to that of any creditors,  including holders of debt issued by the corporation.  Owners of preferred stock  ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

       Each of the Equity Funds may invest in preferred stock.

Prepayment Risk

       Prepayment  risk results  because,  as interest rates fall,  homeowners are more likely to refinance  their home  mortgages.  When home  mortgages are refinanced,  the principal on  mortgage-related  securities  held is "prepaid"
earlier than expected.  A Fund which holds  mortgage-related  securities which are prepaid must  reinvest the  unanticipated  principal  payments,  just at a time when interest rates on new mortgage  investments are falling.  Prepayment risk has two important  effects on a Fund:  (1) when  interest  rates fall and additional  mortgage  prepayments  must be reinvested at lower interest rates, income  will  be  reduced;  and  (2)  when  interest  rates  fall,  prices  on mortgage-backed  securities may not rise as much as comparable  Treasury bonds
because  bond  market   investors  may  anticipate  an  increase  in  mortgage
prepayments and a likely decline in income.

       Recent market  experience  has shown that certain  derivative  mortgage securities  have a higher  degree of  prepayment  risk and,  as a result,  the prices of such securities may be highly volatile.

Real Estate Investment Trusts

       The  Dividend  Capture  Fund,  the  Mortgage  Securities  Fund  and the
International  Equity  Fund  may  invest  in  real  estate  investment  trusts
("REITs").  REITs are real estate  investment  trusts that lease,  operate and finance  commercial  real  estate.  REITs are exempt  from  federal  corporate income  tax if they  limit  their  operations  and  distribute  most of  their income.  Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Repurchase Agreements

       Repurchase    agreements   are   agreements    through   which   banks,
broker-dealers  and other  financial  institutions  approved by the  Trustees, sell securities  (usually U.S.  Government  securities) to a Fund and agree to repurchase  those  securities at a specified  price and time (usually not more than seven days from the original  sale).  The seller's  obligation to pay the repurchase  price  is  secured  by the  securities  to be  repurchased.  These securities  are  required  to  be  held  by  the  Fund,  its  custodian  or  a third-party  custodian.  In order to protect the Fund's  interest,  collateral securities  must  have a value of at  least  100% of the  resale  price at all times. (The seller must provide  additional  collateral in the event that this condition  is not met).  In  general,  the  Adviser  will  require  collateral securities  to have a value of at least 102% of the  resale  price at the time the  repurchase  agreement is made.  The  collateral  is marked to market on a
daily  basis,   thus  enabling  the  Adviser  to  determine  when  to  request additional collateral from the seller.

       If a  seller  defaults  on its  repurchase  obligation,  a  Fund  could realize a loss on the sale of the  underlying  securities  to the extent  that the  proceeds  of the sale  (including  accrued  interest)  are less  than the resale  price.  In addition,  even though the U.S.  Bankruptcy  Code  provides protection to a Fund if the seller  becomes  bankrupt or  insolvent,  the Fund may suffer losses in such event.

Reverse Repurchase Agreements

       Each Fund may borrow  funds for  temporary  purposes by  entering  into reverse  repurchase  agreements,  provided such action is consistent  with the
Fund's  investment  objective and fundamental  investment  restrictions;  as a matter of non fundamental  policy, each Fund intends to limit total borrowings under  reverse  repurchase  agreements to no more than 10% of the value of its total assets.  Pursuant to a reverse  repurchase  agreement,  a Fund will sell
portfolio   securities  to  financial   institutions   such  as  banks  or  to
broker-dealers,   and  agree  to  repurchase  the  securities  at  a  mutually agreed-upon  date and price.  A Fund intends to enter into reverse  repurchase agreements  only to avoid  otherwise  selling  securities  during  unfavorable market  conditions  to meet  redemptions.  At the  time a Fund  enters  into a reverse repurchase agreement,  it will place in a segregated custodial account assets such as U.S. Government  securities or other liquid,  high-quality debt securities  consistent  with the Fund's  investment  objective  having a value equal to 100% of the repurchase price (including accrued  interest),  and will subsequently  monitor  the  account  to  ensure  that an  equivalent  value is maintained.  Reverse  repurchase  agreements  involve the risk that the market value of the securities  sold by a Fund may decline below the price at which a
Fund is obligated to repurchase the securities.  Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

Restricted and Illiquid Securities

       Restricted   securities  are  any  securities   which  are  subject  to
restriction  on resale under  federal  securities  law,  including  commercial paper  issued in  reliance  on the  exemption  from  registration  afforded by
Section  4(2) of the  Securities  Act of  1933.  Illiquid  securities  are any securities for which there is a limited trading market and may, therefore,  be difficult to sell at market value.  Because restricted and illiquid securities may be  difficult  to sell at an  acceptable  price,  they may be  subject  to greater volatility and may result in a loss to a Fund.

       Section  4(2)  commercial  paper  is  generally  sold to  institutional investors,  such as mutual funds, who agree that they are purchasing the paper for  investment  purposes  and not  with a view to  public  distribution.  Any resale  by the  purchaser  must  be in an  exempt  transaction.  Section  4(2)
commercial paper is normally resold to other  institutional  investors through or with the  assistance of the issuer or investment  dealers who make a market in  Section  4(2)  commercial  paper,  thus  providing  liquidity.  The  Trust believes  that  Section  4(2)  commercial  paper and  possibly  certain  other restricted  securities  which meet the criteria for liquidity  established  by the Trustees are quite liquid. The Trust intends,  therefore,  with respect to the Money Market Fund's  investments,  to treat these securities as liquid and not subject to the investment  limitation  applicable to illiquid  securities.
In  addition,  because  Section  4(2)  commercial  paper is liquid,  the Trust intends not to subject such paper to any  limitation  applicable to restricted securities.

       Each  of  the  Funds  may  invest  in  illiquid  securities  (including restricted securities,  repurchase agreements providing for settlement on more than seven days'  notice and OTC  options).  Except for the  Florida  Tax-Free
Money Fund, the Intermediate  Government Income Fund, the Rotating Index Fund,
the  Dividend  Capture  Fund,  the  International  Equity  Fund,  the Mid Corp
America  Fund,  and the New Economy  Fund,  none of the Funds will invest more than 10% of its total assets in such  securities.  The Florida  Tax-Free Money
Fund is limited to 10% of its net assets,  while the  Intermediate  Government
Income  Fund,  the  Rotating  Index  Fund,  the  Dividend  Capture  Fund,  the
International  Equity  Fund,  the Mid Corp America  Fund,  and the New Economy
Fund may each invest up to 15% of their total assets in illiquid securities.

Security-specific Risk

       Security-specific  risk is the  risk  that the  value  of a  particular security  may or may not move in the same  direction as the market as a whole.
All Funds are subject to this type of risk.

Small Cap/Special Equity Situation Securities

       Certain  Funds may  invest in the  securities  of small  capitalization
companies  and  companies  in  special   equity   situations.   Companies  are
considered to have a small market  capitalization  if their  capitalization is within  the range of those  companies  in the  S&P  600  Small Cap  Index.
Companies are considered to be experiencing  special equity situations if they are experiencing  unusual and possibly  non-repetitive  developments,  such as mergers;  acquisitions;  spin-offs;  liquidations;  reorganizations;  and  new
products,   technology  or  management.  These  companies  may  offer  greater
opportunities  for  capital   appreciation   than  larger,   more  established
companies,  but  investment  in such  companies  may involve  certain  special risks.  These  risks may be due to the greater  business  risks of small size, limited  markets and financial  resources,  narrow  product lines and frequent lack of depth in  management.  The  securities  of such  companies  are  often traded  in the  over-the-counter  market  and may  not be  traded  in  volumes typical  on a national  securities  exchange.  Thus,  the  securities  of such companies  may be less  liquid,  and subject to more abrupt or erratic  market movements than securities of larger, more established growth companies.  Since a  "special  equity  situation"  may  involve  a  significant  change  from  a company's past  experiences,  the uncertainties in the appraisal of the future value of the company's  equity  securities and the risk of a possible  decline in the value of the Funds' investments are significant.

Tax-exempt Securities

       Tax-exempt  securities are debt  obligations  the interest on which is, in the opinion of bond counsel for the issuing  governmental entity or agency, excluded  from gross  income for  federal  income tax  purposes.  Examples  of tax-exempt  securities  include fixed and floating or variable rate  municipal obligations,  tax-exempt notes, participation, trust and partnership interests in municipal  obligations,  tax-exempt  commercial paper, stand-by commitments and private activity bonds.

       Tax-exempt  securities  are issued to obtain monies for various  public purposes,  including  the  construction  of a wide range of public  facilities such as bridges,  highways,  roads, schools,  water and sewer works, and other utilities.  Other  public  purposes  for which  tax-exempt  securities  may be
issued  include  refunding  outstanding  obligations,   obtaining  monies  for
general  operating  expenses  and to lend to  other  public  institutions  and facilities.  The two principal  classifications  of tax-exempt  securities are general  obligation and limited  obligation (or revenue)  securities.  General obligation  securities  are  obligations  involving  the  credit  of an issuer
possessing   taxing  power  and  are  payable   from  the   issuer's   general
unrestricted  revenues  and  not  from  any  particular  fund or  source.  The characteristics  and methods of enforcement of general  obligation  securities vary according to the law applicable to the particular issuer.

       Limited  obligation  securities  are  payable  only  from the  revenues derived from a particular  facility or class or facilities  or, in some cases, from the proceeds of a special excise or other specific  revenue  source,  and generally  are not  payable  from the  unrestricted  revenues  of the  issuer.
Private  activity  bonds  generally  are limited  obligation  securities,  the credit and quality of which are usually  directly related to the credit of the private user of the facilities.  Payment of principal of and interest on these bonds is the responsibility of the private user (and any guarantor).

       Tax-exempt notes and tax-exempt  commercial paper are generally used to provide for  short-term  capital  needs,  seasonal  working  capital  needs of municipalities  or to provide interim  construction  financing,  and generally
have   maturities  of  one  year  or  less.   Tax-exempt   notes  include  tax
anticipation  notes  ("TANs"),  revenue  anticipation  notes ("RANs") and bond anticipation notes ("BANs").  TANs are issued to finance working capital needs of  municipalities.  Generally,  they are  issued in  anticipation  of various seasonal tax revenues,  such as income, sales, use and business taxes, and are payable from these  specific  future taxes.  RANs are issued in expectation of receipt of other kinds of revenue,  such as federal  revenues  available under the  federal  revenue  sharing  programs.  BANs are issued to provide  interim financing  until  long-term  financing  can be  arranged.  In most cases,  the long-term  bonds then  provide the money for the  repayment  of the notes.  In most  cases,  tax-exempt  commercial  paper is backed by  letters  of  credit, lending  agreements,  note  repurchase  agreements  or other  credit  facility agreements offered by banks or other institutions and is actively traded.

       Private  activity  bonds  (sometimes  called  "industrial   development
bonds") may be issued by or on behalf of public  authorities  to obtain  funds to provide certain privately owned or operated  facilities.  Because dividends attributable  to interest  on such bonds may not be tax exempt,  it may not be desirable  for an  investor  to  purchase  shares of a Fund  which  invests in
private  activity  bonds,  if  such  investor  is  a  "substantial   user"  of
facilities  which  are  financed  by  private  activity  bonds  or  industrial development bonds or a "related person" of such a substantial user.

       Tax-exempt  securities  may be  purchased  through the  acquisition  of certificates of accrual or similar instruments  evidencing direct ownership of interest payments or principal  payments,  or both, on tax-exempt  securities.
In such  arrangements,  any discount  accruing on a certificate  or instrument that is  purchased  at a yield not greater than the coupon rate of interest on the related  tax-exempt  securities must be exempt from federal income tax and applicable  state  income  taxes  to the  same  extent  as  interest  on  such tax-exempt  securities,  in the  opinion of counsel to the  initial  seller of each such certificate or instrument.

       Tax-exempt  securities  may also be acquired by  purchasing  from banks participation  interests  in all or part of specific  holdings  of  tax-exempt securities.  Such  participations  may be  backed  in  whole  or in part by an irrevocable  letter of credit or  guarantee  of the selling  bank. A Fund will have  the  right  to sell the  interest  back to the  bank or other  financial institutions  and draw on the letter of credit on demand,  generally  on seven days' notice, for all or any part of the Fund's participation  interest in the par value of the municipal  obligation plus accrued interest.  Huntington will generally  exercise the demand on a letter of credit only under the  following circumstances:  (1) upon  default of any of the terms of the  documents of the municipal  obligation,  (2) as needed to  provide  liquidity  in order to meet redemptions,  or (3) in order to maintain a high quality investment portfolio.
The selling bank may receive a fee in connection with the  arrangement.  Banks and financial institutions are subject to extensive  governmental  regulations
which  may  limit  the  amounts  and  types  of  loans  and  other   financial
commitments  that  may be made  and  interest  rates  and  fees  which  may be charged.  The  profitability  of banks and financial  institutions  is largely dependent upon the  availability  and cost of capital funds to finance lending
operations  under  prevailing  money  market   conditions.   General  economic
conditions  also play an important  part in the  operations of these  entities and exposure to credit losses arising from possible financial  difficulties of borrowers  may affect the ability of a bank or financial  institution  to meet its  obligations  with  respect  to a  participation  interest.  A Fund  which purchases a  participation  interest  must  receive an opinion of counsel or a ruling of the Internal  Revenue  Service stating that interest earned by it on the  tax-exempt  securities in which it holds such  participation  interest is excluded  from gross  income for  federal  regular  income  tax  purposes  and applicable state income taxes.

       Prices and yields on tax-exempt  securities  are dependent on a variety
of  factors,   including  general  money  market  conditions,   the  financial
condition  of the  issuer,  general  conditions  in the market for  tax-exempt
obligations,   the  size  of  a  particular  offering,  the  maturity  of  the obligation  and ratings of particular  issues,  and are subject to change from time to time.  Information  about  the  financial  condition  of an  issuer of tax-exempt  bonds  or  notes  may not be as  extensive  as that  which is made available by corporations whose securities are publicly traded.

       Congress or state  legislatures may seek to extend the time for payment of  principal  or  interest,  or both,  or to impose  other  constraints  upon enforcement of tax-exempt  securities.  There is also the possibility that, as a result of  litigation or other  conditions,  the power or ability of issuers to  meet  their  obligations  to  pay  interest  on  and  principal  of  their tax-exempt  securities may be materially  impaired or their obligations may be found to be invalid or  unenforceable.  Such litigation or conditions may from time to time have the effect of  introducing  uncertainties  in the market for tax exempt  obligations or certain segments thereof,  or may materially affect the credit risk with respect to particular bonds or notes.  Adverse  economic, business,  legal or political  developments  might affect all or a substantial portion of tax-exempt  securities in the same manner.  Obligations  of issuers of  tax-exempt  securities  are  subject  to  the  provisions  of  bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Code,  affecting the rights and remedies of creditors.

       The Internal  Revenue Code of 1986,  as amended (the  "Code"),  imposes certain continuing  requirements on issuers of tax-exempt securities regarding the use,  expenditure  and  investment  of bond  proceeds  and the  payment of rebates  to the  United  States of  America.  Failure  by the issuer to comply subsequent  to  the  issuance  of  tax-exempt  bonds  with  certain  of  these requirements  could cause interest on the bonds to become  includable in gross income retroactive to the date of issuance.

       Each of the Income Funds,  the Ohio Municipal Money Market Fund and the
Florida  Tax-Free  Money Fund may invest in  tax-exempt  securities.  The Ohio
Tax-Free  Fund may not invest in private  activity  bonds if the  interest  is treated as a preference item for purposes of the federal  alternative  minimum
tax.   Shareholders  should  consult  their  own  tax  adviser  regarding  the potential effect on them (if any) of any investment in the Tax-Exempt Funds.

U.S. Government Securities

       U.S.  Government  securities are  securities  that are either issued or guaranteed  as to payment of principal  and  interest by the U.S.  Government, its agencies or instrumentalities.  U.S. Government securities are limited to:
direct obligations of the U.S. Treasury,  such as U.S. Treasury bills,  notes, and bonds and notes,  bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

       Some obligations issued or guaranteed by agencies or  instrumentalities of the U.S.  Government,  such as  Government  National  Mortgage  Association participation  certificates,  are  backed by the full  faith and credit of the
U.S. Treasury.

       Other such  obligations  are only  supported by: the issuer's  right to borrow an amount limited to a specific line of credit from the U.S.  Treasury;
the  discretionary  authority  of the  U.S.  Government  to  purchase  certain obligations  of an agency or  instrumentality;  or the credit of the agency or instrumentality.

       All of the Funds may invest in U.S.  Government  securities and may use them for defensive purposes.

U.S. Treasury Security Futures Contracts and Options

       U.S.   Treasury  security  futures  contracts  require  the  seller  to deliver,  or the  purchaser  to take  delivery  of, the type of U.S.  Treasury security called for in the contract at a specified date and price.  Options on
U.S.  Treasury  securities  futures  contracts give the purchaser the right in return for the premium paid to assume a position in a U.S.  Treasury  security futures  contract at the specified  option  exercise  price at any time during the  period of the  option.  U.S.  Treasury  security  futures  contracts  and options on such contracts are used to hedge against  movements in the value of tax-exempt securities.

       Successful use of U.S.  Treasury  security futures contracts depends on the  ability to predict  the  direction  of interest  rate  movements  and the effects of other  factors on the value of debt  securities.  For example,  the sale of U.S.  Treasury security futures contracts is used to hedge against the possibility of an increase in interest rates which would adversely  affect the value of tax-exempt  securities held in a Fund's portfolio.  If, unexpectedly, the  prices of the  tax-exempt  securities  increase  following  a decline  in interest  rates,  the  Fund  will  lose  part  or all of  the  benefit  of the increased  value of its  securities  which it has hedged  because it will have offsetting losses in its futures positions.  In addition,  in such situations, if the Fund has  insufficient  cash,  it may have to sell  securities  to meet
daily   maintenance   margin   requirements   at  a  time   when   it  may  be
disadvantageous to do so.

       There is also a risk that price  movements  in U.S.  Treasury  security futures  contracts and related  options will not correlate  closely with price movements in markets for  tax-exempt  securities.  For example,  if a Fund has hedged against a decline in the values of tax-exempt  securities held by it by selling  U.S.  Treasury  securities  futures  and the  value of U.S.  Treasury
securities   subsequently   increases   while  the  value  of  its  tax-exempt
securities  decreases,  the Fund will incur  losses on both its U.S.  Treasury security  futures  contracts and its tax-exempt  securities.  Huntington  will seek to reduce this risk by monitoring  movements in markets for U.S. Treasury security futures and options and for tax-exempt securities closely.

       Each of the  Tax-Exempt  Funds may purchase and sell futures  contracts and  related  options on U.S.  Treasury  securities  when,  in the  opinion of
Huntington,  price  movements in U.S.  Treasury  security  futures and related options  will  correlate  closely  with  price  movements  in  the  tax-exempt securities which are the subject of the hedge.

Warrants

       Warrants are basically  options to purchase  common stock at a specific price  (usually at a premium  above the market  value of the  optioned  common stock at issuance)  valid for a specific  period of time.  Warrants may have a life  ranging  from  less  than a year to  twenty  years or may be  perpetual.
However,  most warrants have expiration  dates after which they are worthless.
In  addition,  if the  market  price of the  common  stock does not exceed the warrant's  exercise  price  during the life of the  warrant,  the warrant will expire as worthless.  Warrants have no voting  rights,  pay no dividends,  and have no rights with  respect to the assets of the  corporation  issuing  them.
The  percentage  increase or  decrease in the market  price of the warrant may tend to be greater  than the  percentage  increase  or  decrease in the market price of the optioned common stock.

       Each of the Equity Funds may invest in warrants.

When-issued and Delayed Delivery Transactions


       When-issued and delayed delivery  transactions are arrangements through which a Fund purchases  securities  with payment and delivery  scheduled for a future time. No fees or other expenses,  other than normal  transaction costs, are incurred.  However,  liquid assets of the  purchasing  Fund  sufficient to make payment for the  securities  are  segregated on the Fund's records at the trade date.  These assets are then marked to market daily and maintained until
the  transaction  has  been  settled.   A  seller's   failure  to  complete  a
transaction  may cause a Fund to miss a desired  price or yield.  In addition, because of delayed  settlement,  a Fund may pay more than market  value on the settlement  date.  Huntington  may choose to dispose of a commitment  prior to settlement.

       With the exception of the Mortgage  Securities  Fund,  which may invest up to 35% of its total  assets in  securities  purchased on a  when-issued  or delayed  delivery basis, the Dividend Capture Fund, the Mid Corp America Fund, and the New Economy Fund,  which may invest up to 25% of their total assets in securities  purchased on a  when-issued  or delayed  delivery  basis,  and the
International  Equity Fund,  which has no such  restriction  on total  assets, none of the  Funds  intend  to  engage in  when-issued  and  delayed  delivery transactions  to an extent that would cause the  segregation  of more than 20%
of the total value of its assets.

       All of the  Funds  may  engage  in  when-issued  and  delayed  delivery transactions.


Zero-coupon Securities

       Zero-coupon  securities are debt obligations which are generally issued at a discount  and payable in full at  maturity,  and which do not provide for current  payments  of  interest  prior  to  maturity.  Zero-coupon  securities usually  trade at a deep discount from their face or par value and are subject to greater market value  fluctuations  from changing  interest rates than debt obligations  of  comparable  maturities  which make current  distributions  of interest.  As a result,  the net asset value of shares of a Fund  investing in zero-coupon  securities  may  fluctuate  over a greater  range than  shares of other Funds and other mutual  funds  investing in  securities  making  current distributions of interest and having similar maturities.

       Zero-coupon  securities may include U.S. Treasury bills issued directly by the U.S.  Treasury or other  short-term debt  obligations,  and longer-term bonds or notes and their unmatured  interest coupons which have been separated by their holder,  typically a custodian bank or investment  brokerage  firm. A number of securities  firms and banks have stripped the interest  coupons from the  underlying  principal  (the  "corpus") of U.S.  Treasury  securities  and resold them in custodial  receipt  programs with a number of different  names, including  Treasury  Income  Growth  Receipts  ("TIGRS") and  Certificates  of
Accrual on Treasuries  ("CATS").  The underlying U.S. Treasury bonds and notes themselves are held in book-entry  form at the Federal Reserve Bank or, in the case of  bearer  securities  (i.e.,  unregistered  securities  which are owned ostensibly by the bearer or holder thereof),  in trust on behalf of the owners thereof.

       In addition,  the U.S. Treasury has facilitated  transfers of ownership
of  zero-coupon   securities  by  accounting  separately  for  the  beneficial ownership of particular  interest coupons and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry  record-keeping  system. The
Federal Reserve program,  as established by the U.S. Treasury  Department,  is known as "STRIPS" or "Separate  Trading of  Registered  Interest and Principal
of  Securities."  Under the  STRIPS  program,  a Fund will be able to have its
beneficial  ownership  of  U.S.  Treasury   zero-coupon   securities  recorded
directly  in the  book-entry  record-keeping  system in lieu of having to hold certificates  or other evidence of ownership of the underlying  U.S.  Treasury securities.  When debt  obligations  have  been  stripped  of their  unmatured interest coupons by the holder, the stripped coupons are sold separately.  The principal  or corpus is sold at a deep  discount  because  the buyer  receives only the right to receive a future fixed  payment on the security and does not receive  any rights to  periodic  cash  interest  payments.  Once  stripped or separated,  the  corpus and  coupons  maybe sold  separately.  Typically,  the coupons are sold  separately  or grouped with other coupons with like maturity dates  and sold in such  bundled  form.  Purchasers  of  stripped  obligations acquire, in effect,  discount  obligations that are economically  identical to the zero-coupon securities issued directly by the obligor.

       Each of the Income Funds may invest in zero-coupon securities.

Special Risk Factors Applicable to the Ohio Tax-exempt Funds


       Since the Funds invest  primarily  in issuers from Ohio,  the Funds may be subject to  additional  risks  compared  to funds that  invest in  multiple states.  Ohio's economy is relatively  diversified  across the  manufacturing, agriculture  and services  sectors.  However,  the  manufacturing  sector,  in particular  automobile  manufacturing  related  industries,  is  still a major employer within Ohio and exposes the state to the economic  dislocations which occur within cyclical industries.


Special Risk Factors Applicable to the Michigan Tax-free Fund


       Since the Fund invests  primarily in issuers  from  Michigan,  the Fund may be subject to additional  risks  compared to funds that invest in multiple states.  Although  it has  diversified,  Michigan's  economy is still  heavily dependent upon certain industries,  especially  automobile,  manufacturing and related industries.  Any downturn in these industries may adversely affect the economy of the state.


Special Risk Factors Applicable to the Florida Tax-free Money Fund


       Since the Fund  invests  primarily in issuers  located in Florida,  the
Fund may be subject  to  additional  risks  compared  to funds that  invest in multiple  states.  Florida's  economy is  centered  on the trade and  services industry; it is also influenced by agriculture and tourism,  which is the main driver of the state's economy.

                           INVESTMENT RESTRICTIONS


       The following  investment  restrictions  are fundamental and may not be changed without a vote of a majority of the outstanding shares of a Fund.

All funds (except The Rotating  Index Fund,  The Dividend  Capture  Fund,  The
International  Equity  Fund,  The Mid Corp America  Fund,  and The New Economy
Fund)

       (1)  Except for the Tax-Exempt Funds,  invest more than 5% of the value of its total  assets in the  securities  of any one  issuer  (this limitation  does not apply to  securities  issued or guaranteed by the U.S.  Government  or any of its agencies or  instrumentalities or to repurchase agreements secured by such obligations).

       (2)  Purchase more than 10% of the voting securities of any issuer.

       (3)  Invest  25% or  more  of the  value  of its  total  assets  (i) in securities  of  companies  primarily  engaged in any one  industry
            (other   than   the   U.S.    Government,    its    agencies   and
            instrumentalities),  and  (ii)  with  respect  to  the  Tax-Exempt
            Funds,  in  municipal  obligations  of one  issuer  or  which  are related  in such a way that,  in the  opinion  of  Huntington,  an
            economic,   business   or   political   development   other   than
            state-wide,  national or international  development) affecting one such  municipal  obligation  would also affect others in a similar manner.  Such  concentration  may occur as a result of  changes in the market value of portfolio  securities,  but such concentration may not result from investment.

       (4)  Loan more than 20% of the Funds' portfolio  securities to brokers, dealers or other financial  organizations.  All such loans will be collateralized  by cash or U.S.  Government  obligations  that are maintained  at all  times in an amount  equal to at least  102% of the current value of the loaned securities.

       (5)  For all Funds except the Florida Tax-Free Money Fund,  invest more than 10% (15% in the case of the  Government  Income  Fund) of the value  of  its  total  assets  in  illiquid  securities  including restricted  securities,  repurchase agreements of over seven days'
            duration and OTC  options.  The Florida  Tax-Free  Money Fund will not  invest  more than 10% of the value of its net  assets in such illiquid  securities.  The Money  Market  Fund will not include in this limitation  commercial paper issued under Section 4(2) of the
            Securities  Act of 1933 and certain  other  restricted  securities which  meet the  criteria  for  liquidity  as  established  by the
            Trustees.

       (6)  Borrow  in  excess  of 5% of  its  total  assets  (borrowings  are permitted  only  as  a  temporary  measure  for  extraordinary  or emergency  purposes) or pledge  (mortgage)  its assets as security for an  indebtedness,  except that each of the  Michigan  Tax-Free
            Fund,  Intermediate  Government  Income Fund and Florida  Tax-Free
            Money Fund may borrow  from banks up to 10% of the  current  value of its total net assets for  temporary or  defensive  purposes and those  borrowings  may be  secured  by the pledge of not more than
            15% (10%  for the  Florida  Tax-Free  Money  Fund) of the  current value  of  its  total  net  assets  (but  investments  may  not be
            purchased   by  these   Funds  while  any  such   borrowings   are
            outstanding).

       (7)  Invest  more than 5% of its  total  assets  in  securities  of any
            issuer  which,   together  with  any  predecessor,   has  been  in
            operation for less than three years.

       (8)  Purchase  or sell  real  estate  or real  estate  mortgage  loans;
            provided,  however,  that  the  Funds  may  invest  in  securities
            secured  by  real  estate  or  interests   therein  or  issued  by
            companies which invest in real estate or interests therein.

       (9)  Purchase  or  sell  commodities  or  commodities   contracts,   or
            interests  in  oil,   gas,  or  other   mineral   exploration   or
            development programs provided,  however, that the Funds may invest in  futures  contracts  for bona  fide  hedging  transactions,  as defined in the General  Regulations  under the Commodity  Exchange
            Act, or for other  transactions  permitted to entities exempt from the definition of the term  commodity  pool operator,  as long as, immediately  after entering a futures  contract no more than 5% of the fair market  value of the Funds'  assets would be committed to initial margins.

       (10) Purchase  securities  on margin or effect short sales (except that the Funds may obtain such  short-term  credits as may be necessary for the clearance of purchases or sales of securities).

       (11) Engage  in the  business  of  underwriting  securities  issued  by others  or  purchase  securities,  other  than time  deposits  and restricted  securities  (i.e.,  securities  which  cannot  be sold without  registration or an exemption from registration),  subject to legal or contractual restrictions on disposition.

       (12) Make  loans  to any  person  or firm  except  as  provided  below;
            provided,  however,  that  the  making  of a  loan  shall  not  be construed to include (i) the  acquisition for investment of bonds, debentures,  notes  or  other  evidences  of  indebtedness  of any corporation or government  which are publicly  distributed or of a type customarily  purchased by institutional  investors (which are debt  securities,  generally  rated not less than A by  Moody's or
            S&P,  or the  equivalent,  privately  issued and  purchased by
            such  entities  as  banks,   insurance  companies  and  investment
            companies),   or  (ii)  the  entry  into  repurchase   agreements.
            However,  each of the Funds may lend its  portfolio  securities to brokers,  dealers  or  other  institutional  investors  deemed  by
            Huntington,  the Trust's manager,  pursuant to criteria adopted by the Trustees,  to be  creditworthy  if, as a result  thereof,  the aggregate  value of all securities  loaned does not exceed 20% (5%
            in the case of the Michigan  Tax-Free  Fund) of the value of total assets and the loan is collateralized  by cash or U.S.  Government obligations  that are  maintained  at all times in an amount equal to at  least  102%  of the  current  market  value  of the  loaned securities.  Such  transactions  will comply  with all  applicable laws and regulations.

       (13) Purchase from or sell portfolio  securities to officers,  Trustees or other "interested  persons" (as defined in the 1940 Act) of the
            Funds,  including  its  investment  manager  and  its  affiliates, except as  permitted  by the  Investment  Company  Act of 1940 and exemptive Rules or Orders thereunder.

       (14) Issue senior securities.

       (15) Purchase or retain the  securities of any issuer if, to the Funds'
            knowledge,  one or more of the officers,  directors or Trustees of
            the  Trust,   the   investment   adviser  or  the   administrator,
            individually  own  beneficially  more than one-half of one percent of the  securities  of such issuer and together  own  beneficially more than 5% of such securities.

       (16) Purchase the securities of other  investment  companies  except by purchase in the open  market  where no  commission  or profit to a sponsor  or dealer  results  from  such  purchase  other  than the customary  broker's  commission  or except  when such  purchase is part  of  a  plan  of  merger,  consolidation,  reorganization  or acquisition and except as permitted  pursuant to Section  12(d)(1)
            of the 1940 Act.

       (17) Under normal  circumstances,  the Ohio  Tax-Free  Fund will invest its assets to that at least 80% of the income it distributes  will be exempt from federal income tax and Ohio state income tax.

      (18)  Under  normal  circumstances,  the  Michigan  Tax-Free  Fund  will invest  its  assets  so  that  as  least  80%  of  the  income  it distributes  will be exempt from  federal  income tax and Michigan state income tax.

      (19)  Under normal  circumstances,  the Florida Tax-Free Money Fund will invest  its  assets  so  that  at  least  80%  of  the  income  it distributes  will be exempt from  federal  regular  income tax. If the Fund name  includes the word  "tax-free"  the Fund will invest its assets so that at least 80% of the income it distributes  will be exempt from federal income tax.

      (20)  Under normal  circumstances,  the Ohio Municipal Money Market Fund will  invest  its  assets  so that at least  80% of the  income it distributes  will be exempt from  federal  regular  income tax and the personal  income  taxes  imposed by the State of Ohio and Ohio municipalities.

       All percentage  limitations  on  investments  will apply at the time of the making of an investment  and should not be considered  violated  unless an excess or  deficiency  occurs or exists  immediately  after and as a result of such investment.
The Rotating Index Fund, the Dividend Capture Fund, the  International  Equity
Fund, the Mid Corp America Fund, and the New Economy Fund:

       (1)  May not concentrate  investments in a particular industry or group of industries as  concentration  is defined under the 1940 Act, or the rules or  regulations  thereunder,  as such statute,  rules or regulations may be amended from time to time.

       (2)  May issue senior  securities  to the extent  permitted by the 1940
            Act,  or the rules or  regulations  thereunder,  as such  statute, rules or regulations may be amended from time to time.

       (3)  May lend or borrow money to the extent  permitted by the 1940 Act, or the rules or regulations thereunder,  as such statute, rules or regulations may be amended from time to time.

       (4)  May purchase or sell commodities,  commodities contracts,  futures contracts,  or real  estate to the  extent  permitted  by the 1940
            Act,  or the rules or  regulations  thereunder,  as such  statute, rules or regulations may be amended from time to time.

       (5)  May  underwrite  securities  to the extent  permitted  by the 1940
            Act,  or the rules or  regulations  thereunder,  as such  statute, rules or regulations may be amended from time to time.

       (6)  May  pledge,  mortgage  or  hypothecate  any of its  assets to the extent  permitted  by the 1940 Act,  or the  rules or  regulations thereunder,  as such statute,  rules or regulations may be amended from time to time.

       The  fundamental  limitations  of the Rotating Index Fund, the Dividend
Capture Fund,  the  International  Equity Fund, the Mid Corp America Fund, and
the New  Economy  Fund  have  been  adopted  to avoid  wherever  possible  the necessity of  shareholder  meetings  otherwise  required by the 1940 Act. This recognizes  the need to react quickly to changes in the law or new  investment opportunities  in the  securities  markets  and the cost and time  involved in obtaining  shareholder  approvals for  diversely  held  investment  companies.
However, the Funds also have adopted  non-fundamental  limitations,  set forth below,  which in some instances may be more restrictive than their fundamental limitations.  Any  changes  in a Fund's  non-fundamental  limitations  will be communicated to the Fund's shareholders prior to effectiveness.

       Note with respect to the Rotating Index,  the Fund will not invest more than 25% of its total assets in the securities of exchange  traded funds which concentrate  (i.e.,  invest  more  than  25% of  their  assets)  in  the  same industry,  provided that (i) through its investment in exchange  traded funds, the Fund  indirectly  may invest more than 25% of its assets in one  industry, and  (ii)  the Fund  will  concentrate  more  than  25% of its  assets  in the investment company industry.


       1940 Act Restrictions.  Under the 1940 Act, and the rules,  regulations and  interpretations  thereunder,  a  "diversified  company," as to 75% of its totals  assets,  may  not  purchase  securities  of  any  issuer  (other  than obligations  of, or guaranteed  by, the U.S.  Government,  its agencies or its instrumentalities)  if,  as a  result,  more than 5% of the value of its total assets would be invested in the  securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.  "Concentration"  is generally  interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries.  The 1940 Act limits the ability
of   investment   companies  to  borrow  and  lend  money  and  to  underwrite securities.  The 1940 Act  currently  prohibits an open-end  fund from issuing senior  securities,  as defined  in the 1940 Act,  except  under very  limited circumstances.

       Additionally,  the 1940 Act  limits the Funds  ability to borrow  money prohibiting  the Fund from  issuing  senior  securities,  except  the Fund may borrow from any bank provided that immediately  after any such borrowing there is an asset  coverage  of at least  300%  for all  borrowings  by the Fund and provided  further,  that in the event  that such asset  coverage  shall at any time fall below 300%,  the Fund shall,  within three days  thereafter  or such longer  period as the  Securities  and Exchange  Commission  may  prescribe by rules and  regulations,  reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.


The following are non-fundamental policies of the indicated Fund:

U.S. Treasury Money Market Fund*

o           at least 80% of total  assets  invested in direct  obligations  of the U.S.  Treasury and  repurchase  agreements  collateralized  by such obligations.

Income Equity Fund*

o           under normal  circumstances,  at least 80% of the value of its net assets plus the amount of any borrowings  for investment  purposes in equity securities.

Mortgage Securities Fund

o           under normal  circumstances,  at least 80% of the value of its net assets plus the amount of any borrowings  for investment  purposes in  mortgage-related  securities,  including  mortgage real estate investment trusts ("REITs").

Fixed Income Securities Fund*

o           under normal  circumstances,  at least 80% of the value of its net assets plus the amount of any borrowings  for investment  purposes in fixed income securities.

Intermediate Government Income Fund*

o           under normal  circumstances,  at least 80% of the value of its net assets plus the amount of any borrowings  for investment  purposes in U.S. government securities.

International Equity Fund*

o           under normal  circumstances,  at least 80% of the value of its net assets plus the amount of any borrowings  for investment  purposes in equity securities.

* These Funds will  provide  shareholders  with at least 60 days prior  notice of any change in this policy as  required  by SEC rule  35d-1.  This policy shall be interpreted and implemented in accordance with its purpose,  which is solely to comply with Rule 35d-1.


The following investment  limitations of the Rotating Index Fund, the Dividend
Capture Fund,  the  International  Equity Fund, the Mid Corp America Fund, and
the New Economy Fund are non-fundamental policies. The funds may not:

       (1)  Invest in companies for the purpose of exercising control.

       (2)  Pledge,  mortgage or hypothecate assets except to secure temporary borrowings  permitted  by (3) above in  aggregate  amounts  not to exceed 15% of total assets  taken at current  value at the time of the  incurrence of such loan,  except as permitted with respect to securities lending.

       (3)  Purchase  or sell real  estate,  real estate  limited  partnership interest,  commodities or commodities  contracts  (except that the
            Funds may  invest in  futures  contracts  and  options  on futures contracts,  as  disclosed in the  prospectuses)  and interest in a pool of  securities  that are secured by interests in real estate.
            However,  subject  to its  permitted  investments,  the  Funds may invest in companies  which invest in real estate,  commodities  or commodities contracts.

       (4)  Make  short  sales of  securities,  maintain a short  position  or purchase  securities  on margin,  except that the Trust may obtain short-term  credits as  necessary  for the  clearance  of security transactions.

       (5)  Act as an  underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

       (6)  Issue senior securities (as defined in the Investment  Company Act of  1940)  except  in  connection  with  permitted  borrowings  as described  above or as permitted by rule,  regulation  or order of the Securities and Exchange Commission.

       (7)  Purchase or retain  securities  of an issuer if, to the  knowledge of the Trust,  an  officer,  trustee,  partner or  director of the
            Trust or the Adviser owns  beneficially more than 1/2 or 1% of the shares  or  securities  of  such  issuer  and all  such  officers, trustees,  partners  and  directors  owning more than 1/2 or 1% of such  shares  or  securities  together  own  more  than 5% of such shares or securities.

       (8)  Invest in interest in oil,  gas, or other mineral  exploration  or development programs and oil, gas or mineral leases.

Portfolio Turnover


       The portfolio  turnover rate of a Fund is defined by the Securities and
Exchange  Commission  as the ratio of the lesser of annual  sales or purchases to the  monthly  average  value  of the  portfolio,  excluding  from  both the numerator  and the  denominator  securities  with  maturities  at the  time of acquisition  of one year or less.  Under  that  definition,  the Money  Market
Funds will have no portfolio  turnover.  Portfolio turnover generally involves some expense to a Fund,  including  brokerage  commissions or dealer  mark-ups and other  transactions  costs on the sale of securities and  reinvestment  in other securities.

       For the fiscal years ended  December 31, 2001 and 2000,  the  portfolio turnover rates for each of the following Funds were as follows:

Fund                                                              2001      2000
----                                                              ----      ----

Growth Fund.......................................................12%       24%
Income Equity Fund................................................ 33%      41%
Rotating Index Fund...............................................  0%      N/A
Dividend Capture Fund.............................................172%      N/A
International Equity Fund.........................................121%      N/A
Mid Corp America Fund............................................. 11%      N/A
New Economy Fund.................................................. 45%      N/A
Mortgage Securities Fund.......................................... 25%       9%
Ohio Tax-Free Fund................................................ 39%       1%
Michigan Tax-Free Fund............................................ 100%      0%
Fixed Income Securities Fund...................................... 149%     28%
Intermediate Government Income Fund...............................  64%     24%
Short/Intermediate Fixed Income Securities Fund...................  65%     29%

      Portfolio  turnover for the  Michigan  Tax-Free  Fund  increased in 2001 because the  portfolio  manager  restructured  the  portfolio and extended the average  weighted  maturity to take  advantage of lower  federal  funds rates.
This  resulted in a more  balanced  portfolio  with  laddered  maturities  and higher coupons.  Portfolio  turnover for the Fixed Income  Securities Fund was higher in 2001 as the portfolio manager improved the structure,  liquidity and quality of the  portfolio.  The Fund was  positioned  for the final  stages of the Federal  Reserve  easing cycle, a bias towards higher yields and improving portfolio fundamentals.

                           MANAGEMENT OF THE TRUST


Trustees and Officers

The  Trustees and officers of the Funds,  their ages,  the position  they hold with the Funds,  their term of office and length of time served, a description of their  principal  occupations  during  the past five  years,  the number of portfolios  in the  fund  complex  that the  Trustee  oversees  and any  other directorships  held by the  Trustee  are listed in the  immediately  following table.  The  business  address  of  the  persons  listed  below  is  Federated
Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.

-----------------------------------------------------------------------------------------
                                                                      Number
                                                                      of
                                                                      Portfolios
                                                                      in Fund
             Positions  Term of                                       Complex  Other
   Name,     held with  Office;                                       Overseen Director-
  Address,   Huntington Length of                                     by       ships
  and Age      Funds    Time         Principal Occupation(s) During   Trustee  Held By
                          Served              Past 5 Years                      Trustee
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

David S.     Trustee    Indefinite;Since 1965, Chairman of the           23      None
Schoedinger             5/90 -     Board, Schoedinger Funeral
Birth date:             present    Service.  Since 1987, CEO,
November                           Schoedinger Financial Services,
27, 1942                           Inc.  From 1992 to 1993,
                                   President, Board of Directors of
                                   National Selected Morticians
                                   (national trade association for
                                   morticians).

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

John M.      Trustee,   Indefinite;Retired; Formerly: Member,            23      None
Shary        Chairman   10/91 -    Business Advisory Board,
Birth date:  of the     present    HIE-HEALTHCARE.COM (formerly
November     Board                 Hublink, Inc.)
30, 1930                           (1993-1997)(database integration
                                   software); Member, Business
                                   Advisory Board, Mind Leaders,
                                   Inc. (formerly DPEC - Data
                                   Processing Education Corp.)
                                   (1993-1996) (data processing
                                   education); Member, Business
                                   Advisory Board, Miratel
                                   Corporation (1993-1995)(research
                                   and development firm for CADCAM);
                                   Chief Financial Officer of OCLC
                                   Online Computer Library Center,
                                   Inc. (1978-1993); Member, Board
                                   of Directors, Applied Information
                                   Technology Research Center
                                   (1987-1990); Member, Board of
                                   Directors, AIT (1987-1990)
                                   technology.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Thomas J.
Westerfield  Trustee    Indefinite;Since April 1993, Of Counsel,         23      None
Birth date:             1/01-      Cors & Bassett LLC (law
April 19,               present    firm).
1955

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

William R.   Trustee    Indefinite;Retired; Formerly, Corporate          23      None
Wise                    4/91-      Director of Financial Services
Birth date:             present    and Treasurer, Children's
October 20,                        Hospital, Columbus, Ohio;
1931                               Associate Executive Director and
                                   Treasurer, Children's Hospital,
                                   Columbus, Ohio (1985-1989).

-----------------------------------------------------------------------------------------

OFFICERS**

Name                                rincipal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Trust          P
Daniel B. Benhase                  Principal Occupations: Executive Vice President,
Birth Date: November 23, 1959      Private Financial Group, Huntington Bancshares
---------------------------------  Incorporated (June 2000 to present).
41 South High Street
Columbus, OH                       Previous Positions: Executive Vice President of
PRESIDENT                          Firstar Corporation and Firstar Bank, N.A. (prior to
                                   June 2000).

Peter J. Germain                   Principal Occupations: Senior Vice President and
Birth Date: September 3, 1959      Director, Mutual Fund Services Division, Federated
Federated Investors Tower          Services Company.
1001 Liberty Avenue
Pittsburgh, PA                     Previous Positions: Senior Corporate Counsel,
VICE PRESIDENT                     Federated Investors, Inc.

James E. Ostrowski                 Principal Occupations: Vice President, Federated
Birth Date: November 13, 1959      Services Company.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA
VICE PRESIDENT AND TREASURER

Richard J. Thomas                  Principal Occupations: Treasurer of the Federated
Birth Date: June 17, 1954          Fund Complex; Senior Vice President, Federated
Federated Investors Tower          Administrative Services.
1001 Liberty Avenue
Pittsburgh, PA                     Previous Positions: formerly: Vice President,
TREASURER                          Federated Administrative Services; held various
                                   management positions within Funds Financial Services
                                   Division of Federated Investors, Inc.

Gail C. Jones                      Principal Occupations: Vice President and Corporate
Birth Date: October 26, 1953       Counsel, Federated Services Company.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA
SECRETARY

**    Officers do not receive any compensation from the Fund(s).
------------------------------------------------------------------------------

COMMITTEES OF THE BOARD

      Audit Committee

      The  purposes  of  the  Audit  Committee  are  to  oversee  the  Trust's accounting  and financial  reporting  policies and  practices;  to oversee the
quality  and  objectivity  of  the  Trust's   financial   statements  and  the
independent  audit thereof;  to consider the selection of  independent  public accountants for the Trust and the scope of the audit;  and to act as a liaison between the Trust's independent  auditors and the full Board of Trustees.  The
Audit  Committee  is  comprised  of all four members of the Board of Trustees.
The Audit Committee met three times during the past fiscal year.

      Nominating Committee

      The purpose of the  Nominating  Committee is to identify  candidates  to fill  vacancies  on the  Board of  Trustees.  The  Nominating  Committee  will consider  nominees  recommended by Shareholders.  The Nominating  Committee is comprised  of all  four  members  of the  Board of  Trustees.  Recommendations should be submitted to the Nominating  Committee in care of Huntington  Funds.
The Nominating Committee met once during the past fiscal year.

OWNERSHIP OF SECURITIES

      As of December 31, 2001, each of the Trustees beneficially owned equity securities of the Trust and Family of Investment Companies as follows:

-----------------------------------------------------------------------------------------
          (1)                              (2)                             (3)
------------------------
                                                                     Aggregate Dollar
                                                                     Range of Equity
                            Dollar Range of Equity Securities       Securities in All
                                       in the Fund                Registered Investment
    Name of Trustee                                               Companies Overseen by
                                                                   Trustee in Family of
                                                                   Investment Companies

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
David S. Schoedinger     $0                                       >$100,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
John M. Shary            $0                                       $50,001 - $100,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Thomas J. Westerfield    $0                                       >$100,000
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
William R. Wise          $0                                       >$100,000
-----------------------------------------------------------------------------------------

Trustee Compensation

-----------------------------------------------------------------------------------------
                            Aggregate Compensation   Total Compensation from the Funds
                            from the Funds for the   and Fund Complex Paid to Trustees
 Name of Person, Position    Year Ending December     for the Year Ending December 31,
                                   31, 2001                         2001

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
David S. Schoedinger                $2,500                        $20,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
John M. Shary                       $2,500                        $25,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Thomas J. Westerfield               $2,500                        $20,500
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
William R. Wise                     $2,500                        $20,500
-----------------------------------------------------------------------------------------


Investment Adviser


       On  May  12,  2001,  The  Huntington   National  Bank  reorganized  its
investment  advisory services and created  Huntington Asset Advisors,  Inc., a separate,  wholly owned subsidiary of The Huntington National Bank. Huntington
Asset  Advisors,  Inc.  has  replaced  The  Huntington  National  Bank  as the investment advisor to the Huntington Funds. Following the reorganization,  the management and investment  advisory personnel of The Huntington  National Bank
that  provided  investment   management  services  to  Huntington  Funds  will
continue  to do  so as  the  personnel  of  Huntington  Asset  Advisors,  Inc.
Additionally,  Huntington  Asset Advisors,  Inc. is wholly owned and otherwise
fully  controlled  by  The  Huntington   National  Bank.  As  a  result,  this
transaction is not an  "assignment" of the investment  advisory  contract (and sub-advisory  contract)  for  purposes  of the  1940  Act  and,  therefore,  a shareholder vote is not required.

       The Huntington  National Bank is an indirect,  wholly-owned  subsidiary of Huntington  Bancshares  Incorporated ("HBI") and is deemed to be controlled by HBI.  With $28.5  billion in assets  under  management  as of December  31,
2001,  HBI is a major  Midwest  regional  bank  holding  company.  Through its subsidiaries  and  affiliates,  HBI  offers a full  range of  services  to the public, including:  commercial lending,  depository services, cash management, brokerage services, retail banking,  international services, mortgage banking, investment advisory services and trust services.

       Under  the  investment   advisory  agreements  between  the  Trust  and
Huntington  (the  "Investment  Advisory  Agreements"),   Huntington,   at  its
expense,  furnishes a continuous  investment program for the various Funds and makes  investment  decisions on their behalf,  all subject to such policies as
the  Trustees  may  determine.   Investment   decisions  are  subject  to  the
provisions of the Trust's  Declaration  of Trust and By-laws,  and of the 1940
Act.  In  addition,  Huntington  makes  decisions  consistent  with  a  Fund's investment  objectives,  policies,  and  restrictions,  and such  policies and instructions as the Trustees may, from time to time, establish.

      Each  of  the  Funds  pays  advisory  fees  to  Huntington  based  on  a percentage  of its average  daily net assets as  specified  in the  applicable
Investment  Advisory  Agreement.  During the fiscal  years ended  December 31,
2001, 2000 and 1999, Huntington collected the following fees:

Fund                               2001           2000            1999
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

Money Market Fund                  $2,825,526     $2,611,248      $2,635,149
Ohio Municipal Money Market Fund   $660,554   (1) $543,014    (1) $514,825   (1)
Florida Tax-Free Money Fund        $203,148   (2) $138,405    (2) $62,539    (2)
U.S. Treasury Money Market Fund    $987,951       $907,683        $947,595
Growth Fund                        $1,606,490     $1,860,489      $1,968,426
Income Equity Fund                 $1,323,474     $1,321,500      $1,453,087
Rotating Index Fund                $16,436    (3) N/A             N/A
Dividend Capture Fund              $85,488    (4) N/A             N/A
International Equity Fund          $174,904   (5) N/A             N/A
Mid Corp America Fund              $221,310   (6) N/A             N/A
New Economy Fund                   $53,721    (7) N/A             N/A
Mortgage Securities Fund           $173,263   (8) $142,124    (8) $106,668   (8)
Ohio Tax-Free Fund                 $244,148       $256,014        $304,895
Michigan Tax-Free Fund             $109,677   (9) $118,934    (9) $136,459   (9)
Fixed Income Securities Fund       $767,479       $780,087        $789,064
Intermediate   Government   Income $372,219   (10)$419,751    (10)$408,640   (10)
Fund
Short/Intermediate Fixed Income
Securities Fund                    $564,733       $577,816        $592,825

 (1) During the fiscal year ended  December 31, 2001,  gross advisory fees for the  Ohio  Municipal  Money  Market  Fund  were  $660,554,  of  which  $0  was voluntarily  waived.  During the fiscal year ended  December 31,  2000,  gross advisory  fees for the Ohio  Municipal  Money  Market Fund were  $577,347,  of which $34,333 was  voluntarily  waived.  During the fiscal year ended December
31, 1999,  gross advisory fees for the Ohio  Municipal  Money Market Fund were
$617,790, of which $102,965 was voluntarily waived.

(2) During the fiscal year ended  December 31, 2001,  gross  advisory fees for the Florida  Tax-Free  Money Fund were $203,148,  of which $0 was  voluntarily waived.  During the fiscal year ended  December 31, 2000,  gross advisory fees for the  Florida  Tax-Free  Money Fund were  $181,921,  of which  $43,516  was voluntarily  waived.  During the fiscal year ended  December 31,  1999,  gross advisory  fees for the Florida  Tax-Free  Money Fund were  $156,390,  of which
$93,851 was voluntarily waived.  During the fiscal year ended 1999, Huntington paid $62,555 to  Countrywide  Investments,  Inc. as sub-adviser to the Florida
Tax-Free Money Fund.

(3) For the period from the Fund's  inception date of May 1, 2001, to December
31, 2001,  gross  advisory fees for the Rotating  Index Fund were $16,436,  of which $0 was voluntarily waived.

(4) For the  period  from the  Fund's  inception  date of March  1,  2001,  to
December  31, 2001,  gross  advisory  fees for the Dividend  Capture Fund were
$85,488, of which $0 was voluntarily waived.

(5) For the  period  from the  Fund's  inception  date of March  1,  2001,  to
December 31, 2001, gross advisory fees for the International  Equity Fund were
$174,904, of which $0 was voluntarily waived.

(6) For the  period  from the  Fund's  inception  date of March  1,  2001,  to
December  31,  2001,  gross  advisory  fees for the Mid Corp America Fund were
$221,310, of which $0 was voluntarily waived.

(7) For the  period  from the  Fund's  inception  date of March  1,  2001,  to
December 31, 2001,  gross advisory fees for the New Economy Fund were $53,721, of which $0 was voluntarily waived.

(8) During the fiscal year ended  December 31, 2001,  gross  advisory fees for the  Mortgage  Securities  Fund  were  $173,263,  of which $0 was  voluntarily waived.  During the fiscal year ended  December 31, 2000,  gross advisory fees for  the  Mortgage  Securities  Fund  were  $164,047,  of  which  $21,923  was voluntarily  waived.  During the fiscal year ended  December 31,  1999,  gross advisory  fees  for the  Mortgage  Securities  Fund  were  $177,558,  of which
$70,890 was voluntarily waived.

(9) During the fiscal year ended  December 31, 2001,  gross  advisory fees for the Michigan Tax-Free Fund were $109,677,  of which $0 was voluntarily waived.
During the fiscal year ended  December 31, 2000,  gross  advisory fees for the
Michigan Tax-Free Fund were $125,182,  of which $6,248 was voluntarily waived.
During the fiscal year ended  December 31, 1999,  gross  advisory fees for the
Michigan  Tax-Free  Fund  were  $158,673,  of which  $22,214  was  voluntarily waived.

(10) During the fiscal year ended  December 31, 2001,  gross advisory fees for the  Intermediate  Government  Income  Fund  were  $372,219,  of  which $0 was voluntarily  waived.  During the fiscal year ended  December 31,  2000,  gross advisory fees for the Intermediate  Government  Income Fund were $435,637,  of which $15,886 was  voluntarily  waived.  During the fiscal year ended December
31, 1999,  gross  advisory fees for the  Intermediate  Government  Income Fund were $533,347, of which $52,707 was voluntarily waived.

       Depending on the size of the Fund,  fees payable  under the  Investment
Advisory  Agreement  may be higher than the  advisory  fee paid by most mutual funds,  although  the Board of  Trustees  believes  it will be  comparable  to advisory fees paid by many funds having similar  objectives and policies.  The
Adviser may from time to time agree to  voluntarily  reduce its advisory  fee, however,  it is not  currently  doing so for each Fund.  While there can be no assurance  that  the  Adviser  will  choose  to make  such an  agreement,  any voluntary  reductions  in the  Adviser's  advisory  fee will  lower the Fund's expenses,  and thus  increase  the Fund's yield and total  return,  during the period such voluntary reductions are in effect.

       The Investment  Advisory  Agreements  provide that Huntington shall not be subject to any  liability  for any error of  judgment  or mistake of law or for any loss  suffered  by the Trust in  connection  with the matters to which the  Investment  Advisory  Agreements  relate,  except a loss resulting from a breach of  fiduciary  duty with  respect to the  receipt of  compensation  for services  or a loss  resulting  from  willful  misfeasance,  bad faith,  gross negligence,  or reckless  disregard of its  obligations and duties on the part of Huntington.

       The Investment  Advisory  Agreements may be terminated  without penalty with  respect  to any Fund at any time by the vote of the  Trustees  or by the shareholders  of that Fund upon 60 days' written  notice,  or by Huntington on
90 days' written notice. An Investment  Advisory Agreement may be amended only by a vote of the  shareholders  of the affected  Fund(s).  The Agreements also terminate  without payment of any penalty in the event of its assignment.  The
Investment  Advisory Agreements provide that they will continue in effect from year to year only so long as such  continuance  is approved at least  annually with  respect  to  each  Fund  by the  vote  of  either  the  Trustees  or the shareholders  of the Fund,  and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

       From time to time,  the  Adviser  may use a portion  of its  investment advisory fee to pay for certain administrative  services provided by financial institutions on Investment A Shares or Investment B Shares of the Funds.

       Because of the internal  controls  maintained by Huntington to restrict the flow of non-public information,  the Funds' investments are typically made
without  any   knowledge   of   Huntington's   or  its   affiliates'   lending
relationships with an issuer.


Approval of Investment Advisory Contract


      The investment  advisory  agreement (the  "Agreement")  with  Huntington
Asset  Advisors,  Inc.1 was  formally  considered  by the Board of Trustees at meetings held in January,  April and August of 2001,  which included  detailed discussions  held outside the presence of fund  management  and the  Adviser's personnel.  In conducting its review,  the Board of Trustees,  all of whom are
independent   trustees  for  purposes  of  the  1940  Act,   were  advised  by
independent  legal counsel.  The Board's review addressed a variety of factors including:  (1) the nature,  quality  and extent of  services  provided to the
Trust  under  the  Agreement;  (2)  the  Trust's  investment  performance  and expenses under the Agreement,  (3) information  comparing the Trust's expenses and investment  performance to that of other comparable  mutual funds, and (4)
the  reasonableness  of the  profitability of Huntington Asset Advisors,  Inc.
with respect to each portfolio in the Trust. In analyzing  these factors,  the
Board  reviewed  and  considered   highly  detailed  expense  and  performance
comparison  information  provided by Lipper Inc. (an  independent  provider of mutual fund data).  These  materials  compared the expenses and performance of each  portfolio to a broad or general  universe of funds and to a "peer group"
of funds.  The Board  further  reviewed  staffing  information  including  the recruiting  and  retention of qualified  investment  professionals.  The Board also reviewed the  investment  processes  employed by the Adviser with respect to each Fund.

      As disclosed  elsewhere in this  Statement  of  Additional  Information,
Huntington Asset Advisors,  Inc. has soft dollar arrangements by which brokers provide research to Huntington  Asset Advisors,  Inc. in return for allocating brokerage  to such  brokers.  The Board  considered  these  arrangements.  The
Board also  considered  the costs and  benefits to  affiliates  of  Huntington
Asset  Advisors,   Inc.  such  as  costs  and  benefits  associated  with  the
assumption  of  duties  as  administrator   and  custodian  to  the  Trust  by
Huntington  National Bank.  Also  considered  was the business  reputation and financial  resources  of  Huntington  Asset  Advisors,  Inc.  and its ultimate corporate parent, Huntington Bancshares Incorporated.

      Based on its review,  the Board of Trustees approved  continuance of the
Investment  Advisory  Agreement and determined the compensation  payable under such  agreement  to be fair  and  reasonable  in  light  of  Huntington  Asset
Advisors,  Inc.'s  services  and  expenses  and such  matters as the  Trustees considered  to be  relevant  in the  exercise  of  their  reasonable  business judgment, including most particularly those identified above.

1 In 2001,  Huntington  replaced  Huntington Bank as the investment adviser to the Trust.  Because the Adviser is a wholly owned  subsidiary  of the Bank and all management and investment  advisory  personnel remain unchanged,  transfer of the  investment  advisory  function does not  constitute an assignment  for purposes  of the  Investment  Company  Act of 1940  and,  therefore,  does not require shareholder approval.


Sub-Advisers
       Effective  May 1, 2001,  the  Florida  Tax-Free  Money  Market  Fund no
longer  has a  sub-adviser.  Prior to May 1,  2000,  the  sub-adviser  for the
Florida    Tax-Free   Money   Fund   was   Countrywide    Investments,    Inc.
("Countrywide"),  an indirect  subsidiary  of The Western  and  Southern  Life
Insurance  Company.  As of May 1, 2000,  Countrywide  reorganized  part of its investment advisory operations into its affiliate,  Fort Washington Investment
Advisors,  Inc. ("Fort Washington").  From May 1, 2000 to April 30, 2001, Fort
Washington,  whose address is 420 E. Fourth  Street,  Cincinnati,  Ohio 45202, served as sub-adviser to the Florida Tax-Free Money Fund.

       For the period ended April 30, 2001,  Huntington paid sub-advisory fees of $75,771 to Fort  Washington.  For the fiscal  year ended  2000,  Huntington paid  sub-advisory  fees of  $32,313  and  $68,415  to  Countrywide  and  Fort
Washington,  respectively.  For the fiscal  year ended 1999,  Huntington  paid
Countrywide as sub-adviser to the Florida Tax-Free Money Fund $62,555.

       Effective December 31, 2001, the Huntington  International  Equity Fund
no longer has a sub-adviser.  Prior to December 31, 2001, the  sub-adviser for the  Huntington  International  Equity Fund was  Federated  Global  Investment
Management Corp. ("FGIM").  From May 1, 2001 to December 31, 2001, FGIM, whose address is 175 Water Street, New York, NY 10038,  served as sub-adviser to the
Fund. Huntington will now serve as investment adviser to the Fund

       For the fiscal year ended 2001,  Huntington paid  sub-advisory  fees of
$114,176 to FGIM.


Glass-Steagall Act


       The  Gramm-Leach-Bliley  Act of 1999 repealed certain provisions of the
Glass-Steagall  Act that had  previously  restricted  the ability of banks and their  affiliates to engage in certain mutual fund  activities.  Nevertheless, the Adviser's  activities remain subject to, and may be limited by, applicable federal banking law and regulations.  The Adviser and the Sub-Adviser  believe that they  possess the legal  authority  to perform the services for the Funds contemplated  by  the  Investment  Advisory  Agreement  and  the  Sub-Advisory
Agreement and described in the  Prospectuses  and this Statement of Additional
Information  and has so represented in the Investment  Advisory  Agreement and the  Sub-Advisory  Agreement.  Future  changes  in  either  federal  or  state statutes and regulations  relating to the  permissible  activities of banks or bank holding  companies and the  subsidiaries or affiliates of those entities, as well as further judicial or administrative  decisions or interpretations of present and future  statutes  and  regulations  could  prevent or restrict the
Adviser  from  continuing  to perform such  services for the Trust.  Depending upon the nature of any changes in the  services  that could be provided by the
Adviser,  or the Sub-Adviser,  the Board of Trustees of the Trust would review the Trust's  relationship  with the Adviser and the  Sub-Adviser  and consider taking all action necessary in the circumstances.

       Should further legislative,  judicial or administrative action prohibit
or  restrict  the  activities  of  the  Adviser,   its  affiliates,   and  its
correspondent  banks in connection  with  Customer  purchases of Shares of the
Trust,  such Banks might be required to alter  materially or  discontinue  the services offered by them to Customers.  It is not anticipated,  however,  that any change in the  Trust's  method of  operations  would  affect its net asset value per Share or result in financial losses to any Customer.


Portfolio Transactions


       Huntington may place portfolio  transactions with broker-dealers  which furnish, without cost, certain research,  statistical,  and quotation services of value to  Huntington  and its  affiliates  in advising  the Trust and other clients,  provided that they shall always seek best price and  execution  with respect to the  transactions.  Certain  investments may be appropriate for the
Trust and for other clients  advised by Huntington.  Investment  decisions for the  Trust  and  other  clients  are  made  with a  view  to  achieving  their respective  investment  objectives and after  consideration of such factors as their current holdings,  availability of cash for investment,  and the size of their investments generally.  Frequently,  a particular security may be bought or sold for only one client or in  different  amounts and at  different  times for more than one but less than all clients.  Likewise,  a particular security may be bought  for one or more  clients  when one or more  other  clients  are selling the  security.  In addition,  purchases or sales of the same  security may be made for two or more clients of an investment  adviser on the same day.
In such event,  such  transactions  will be  allocated  among the clients in a manner  believed by Huntington  to be equitable to each.  In some cases,  this procedure  could  have  an  adverse  effect  on the  price  or  amount  of the securities  purchased  or sold by the Trust.  Purchase and sale orders for the
Trust  may be  combined  with  those of other  clients  of  Huntington  in the interest of achieving the most favorable net results for the Trust.

       As part of its regular  banking  operations,  Huntington may make loans to public  companies.  Thus,  it may be possible,  from time to time,  for the
Funds to hold or acquire  the  securities  of issuers  which are also  lending clients of Huntington.  The lending  relationship  will not be a factor in the selection of securities for the Funds.


Brokerage Allocation and Other Practices


       Transactions  on U.S.  stock  exchanges  and other agency  transactions involve  the  payment  by a Fund of  negotiated  brokerage  commissions.  Such commissions  vary among  different  brokers.  Also,  a  particular  broker may charge different  commissions  according to such factors as the difficulty and size of the transaction.  Transactions in foreign securities often involve the payment of fixed brokerage commissions,  which are generally higher than those in the United States.  There is generally no stated  commission in the case of securities  traded in the  over-the-counter  markets,  but the price paid by a
Fund  usually  includes  an  undisclosed  dealer  commission  or  mark-up.  In underwritten offerings,  the price paid by a Fund includes a disclosed,  fixed commission or discount retained by the underwriter or dealer.

       Huntington  places all orders for the  purchase  and sale of  portfolio securities  for a Fund and buys and  sells  securities  for a Fund  through  a substantial  number of  brokers  and  dealers.  In so doing,  it uses its best efforts  to obtain  for a Fund the best  price  and  execution  available.  In seeking  the best  price and  execution,  Huntington,  having in mind a Fund's best interests,  considers all factors it deems relevant, including, by way of illustration,  price,  the size of the  transaction,  the nature of the market for the security, the amount of the commission,  the timing of the transaction taking into account market prices and trends, the reputation,  experience, and financial stability of the broker-dealer  involved, and the quality of service rendered by the broker-dealer in other transactions.

       It  has  for  many  years  been a  common  practice  in the  investment
advisory   business   for   advisers  of   investment   companies   and  other
institutional  investors  to  receive  research,  statistical,  and  quotation services  from  broker-dealers  that execute  portfolio  transactions  for the clients of such advisers.  Consistent with this practice,  Huntington receives research,  statistical,  and quotation services from many  broker-dealers with which it places a Fund's  portfolio  transactions.  These  services,  which in some cases may also be  purchased  for cash,  include  such matters as general
economic  and  security   market  reviews,   industry  and  company   reviews,
evaluations of securities,  and recommendations as to the purchase and sale of securities.  Some  of  these  services  are of  value  to  Huntington  and its affiliates  in  advising  various  of their  clients  (including  the  Trust), although  not all of these  services  are  necessarily  useful and of value in managing  the  Trust.  The fee  paid by a Fund to  Huntington  is not  reduced because Huntington and its affiliates receive such services.

       As permitted by Section 28(e) of the  Securities  Exchange Act of 1934,
as amended, and by the Investment Advisory Agreements,  Huntington may cause a
Fund to pay a broker-dealer  that provides the brokerage and research services described  above an amount of disclosed  commission for effecting a securities
transaction   for  the  Fund  in  excess  of  the  commission   which  another
broker-dealer  may  charge  for  effecting  that   transaction.   Huntington's
authority to cause a Fund to pay any such greater  commissions is also subject to such policies as the Trustees may adopt from time to time.

       In the fiscal years ended  December 31, 2001,  2000 and 1999, the Funds named below paid the following brokerage commissions:

Fund                      2001              2000              1999
--------------------------------------------------------------------------------

Growth Fund               $99,918           $150,366          $193,889
Income Equity Fund        $313,007          $247,120          $78,969
Rotating Index Fund       $2,100            N/A               N/A
Dividend Capture Fund     $72,087           N/A               N/A
International Equity Fund $21,992,334       N/A               N/A
Mid Corp America Fund     $69,074           N/A               N/A
New Economy Fund          $18,041           N/A               N/A
Mortgage Securities Fund  $16,990           N/A               N/A

       Brokerage  commissions  for the Income  Equity Fund,  increased in 2000 versus 1999 primarily as a result of increased  portfolio turnover in order to reduce unrealized gains and losses.

       As of December  31,  2001,  certain  Funds held the  securities  of the
Trust's regular brokers or dealers or of their parents as follows:

Fund                                                                 Holdings (000)

Money Market Fund...................................................   $ 38,959
U.S. Treasury Money Market Fund.....................................   $ 34,397
Mid Corp America Fund...............................................   $    256


Code of Ethics


       Each of the Trust, the Adviser,  and the Distributor  maintain Codes of
Ethics  which permit their  personnel  to invest in  securities  for their own accounts.  As of the date of this SAI,  copies of these  Codes of Ethics  have been filed with the  Securities  and  Exchange  Commission  as exhibits to the
Trust's Registration Statement.


Administrator


      Federated Services Company, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal services) necessary to operate the Fund.  Federated Services Company provides these at the following annual rate:

            ----------------------------------------------
                 Maximum        Average Aggregate Daily
             Administrative     Net Assets of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
               .075 of 1%        on the first 4 billion
            ----------------------------------------------
            ----------------------------------------------
                .07 of 1%        on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
               .065 of 1%        on assets in excess of
                                 $7 billion
            ----------------------------------------------

The  administrative  fee  received  during any  fiscal  year shall be at least
$50,000 per Fund.

      From  December  20,  1999,  to  November  30,  2001,   Huntington  Asset
Advisors,   Inc.,  served  as  Administrator  of  the  Trust  pursuant  to  an
Administrative Agreement, dated December 20, 1999.

       For the fiscal years ended December 31, 2001,  2000 and 1999, the Funds paid the following  fees pursuant to the applicable  administration  agreement with Huntington:

Fund                                      2001        2000        1999
----                                      ----        ----        ----

Money Market Fund                         $1,448,503  $ 1,315,915 $
                                                                  1,341,946
Ohio Municipal Money Market Fund          $307,240    $ 269,355   $ 288,242
Florida Tax-Free Money Fund               $94,584     $ 71,356    $ 43,795
U.S. Treasury Money Market Fund           $689,414    $ 635,072   $ 663,337
Growth Fund                               $373,735    $ 436,425   $ 461,809
Income Equity Fund                        $307,870    $ 310,001   $ 340,847
Rotating Index Fund                       $4,579      N/A         N/A
Dividend Capture Fund                     $15,875     N/A         N/A
International Equity Fund                 $24,343     N/A         N/A
Mid Corp America Fund                     $41,085     N/A         N/A
New Economy Fund                          $9,982      N/A         N/A
Mortgage Securities Fund                  $48,358     $ 45,865    $ 62,194
Ohio Tax-Free Fund                        $68,166     $ 71,713    $ 85,391
Michigan Tax-Free Fund                    $30,617     $ 35,075    $ 44,443
Fixed Income Securities Fund              $214,249    $ 218,453   $ 220,957
Intermediate Government Income Fund       $103,919    $ 121,981   $ 149,502
Short/Intermediate      Fixed      Income $157,646    $ 160,578   $ 164,874
Securities Fund


Sub-Administrator

      Huntington  Bank  serves as  sub-administrator  to the Funds,  assisting with the  provision  of  administrative  services  necessary  to  operate  the
Funds.  Huntington  Bank  receives a fee at the  following  annual rate of the average daily net assets of the Funds.

            ----------------------------------------------
                 Maximum       Average Daily Net Assets
            Sub-Administrative       of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
                  .060%          on the first $4 billion
            ----------------------------------------------
            ----------------------------------------------
                  .055%          on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
                  .050%          on  assets  in excess of
                                 $7 billion
            ----------------------------------------------

Financial Administrator

      Huntington Bank also serves as the financial administrator providing administrative and portfolio accounting services to the Funds.  For its services, Huntington Bank receives a fee equal to 0.0425 of 1% of the average daily net assets of the Funds, subject to a minimum annual fee of $9,000 for each additional class of shares (existing prior to December 1, 2001) of any
Fund having more than one class of shares.

Administrative Services Agreement

       The Trust has entered into an  Administrative  Services  Agreement with
Huntington  Bank  pursuant  to which  Huntington  Bank  will  perform  certain shareholder  support  services with respect to the Trust Shares and Investment
A Shares of each of the Funds. Such shareholder  support services may include, but are not limited to, (i) establishing and maintaining  shareholder accounts and  records  pertaining  to  such  accounts;  (ii)  processing  dividend  and distribution  payments  from  the  Funds  on  behalf  of  shareholders;  (iii)
providing periodic  shareholder  account statements of holdings in each of the
Funds and  integrating  such  information  with  holdings  maintained in other accounts  serviced by Huntington  Bank;  (iv)  arranging  for bank wires;  (v)
responding  to  shareholder  inquiries  regarding  services  performed;   (vi)
responding  to  shareholder  inquiries  regarding  their  investments;   (vii)
providing  sub-accounting  with respect to omnibus accounts held by Huntington through which shareholders are invested in the Funds and other  sub-accounting requested by the Trust; (viii) where required by law,  forwarding  shareholder communications from the Trust (such as proxies,  shareholder  reports,  annual and semi-annual financial statements and dividend,  distribution and other tax notices) to shareholders;  (ix) assisting in processing purchase, exchange and redemption requests from shareholders;  (x) assisting in processing changes in shareholder  dividend options,  account  designations and addresses of record;
(xi)  processing  shareholder   participation  in  systematic  investment  and
systematic  withdrawal programs;  and (xii) such other similar services as the
Trust may reasonably request to the extent permitted under applicable laws.

       In  consideration  for such  services,  Huntington is paid a fee by the
Funds at a maximum  annual rate of up to 0.25% of the average  daily net asset value of such  Shares of each Fund.  Huntington  has  contractually  agreed to waive such fees to the rate of 0.10% of  average  daily net assets for each of the Funds through April 30, 2001.

       The  Administrative  Services Agreement became effective on November 1,
2000 and will  continue  in effect  for a period of one year,  and  thereafter will continue for successive  one-year  periods,  unless  terminated by either party.

      Expenses


       The Trust's service  providers bear all expenses in connection with the performance of their respective services,  except that each Fund will bear the following  expenses  relating to its operations:  taxes,  interest,  brokerage fees and  commissions,  if any,  fees and travel  expenses of Trustees who are not partners,  officers,  directors,  shareholders  or employees of Huntington
Bank,  Securities  and Exchange  Commission  fees and state fees and expenses, certain  insurance  premiums,  outside  and, to the extent  authorized  by the
Trust,  inside  auditing and legal fees and  expenses,  fees charged by rating agencies in having the Fund's Shares rated,  advisory and administration fees, fees and  reasonable  out-of-pocket  expenses of the  custodian  and  transfer agent,  expenses  incurred for pricing  securities owned by the Fund, costs of maintenance of corporate existence,  typesetting and printing prospectuses for regulatory  purposes and for distribution to current  Shareholders,  costs and
expenses  of  Shareholders'   and  Trustees'  reports  and  meetings  and  any
extraordinary expenses.
Distributor

      The Fund's Distributor,  Edgewood Services Inc.,  (Distributor)  markets the Shares to institutions or to individuals,  directly or through  investment
professionals.   When  the  Distributor  receives  marketing  fees  and  sales charges,  it may pay  some or all of them  to  investment  professionals.  The
Distributor  and its  affiliates  may pay out of their  assets  other  amounts
(including items of material value) to investment  professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated  Investors,
Inc.

Distribution Plan (12b-1 Fees)


      Consistent  with Rule 12b-1 under the 1940 Act,  the Trust has adopted a
Distribution  Plan pursuant to which brokers and dealers receive fees from the
Funds in connection with the sale and  distribution of Investment A Shares and
Investment B Shares and the  provision of  shareholder  services to holders of such share  classes.  The Trust expects that the  distribution  efforts funded through the use of 12b-1 fees will increase  assets and therefore  reduce Fund expenses  through  economies of scale, and provide greater  opportunities  for diversified investments.

      In accordance with the  Distribution  Plan, the Distributor or the Funds may enter into  agreements  with brokers and dealers  relating to distribution and/or administrative  services with respect to the Investment A Shares and/or
Investment  B Shares  of the  Funds.  The  Distributor  or the  Funds may also enter into agreements with administrators  (including financial  institutions, fiduciaries,  custodians for public funds, and investment advisers) to provide administrative  services with respect to Investment A Shares and/or Investment
B Shares.  Administrative  services may  include,  but are not limited to, the
following   functions:    providing   office   space,   equipment,   telephone
facilities, and various clerical,  supervisory,  computer, and other personnel as necessary or beneficial to establish and maintain  shareholder accounts and
records;   processing  purchase  and  redemption  transactions  and  automatic investments of customer  account cash  balances;  answering  routine  customer inquiries  regarding  Investment A Shares or  Investment  B Shares;  assisting customers in changing dividend options,  account designations,  and addresses;
and  providing  such  other  services  as the  Distributor  or the  Funds  may reasonably  request in connection  with  investments in Investment A Shares or
Investment B Shares.

      Payments  made  under  the  Distribution  Plan  are made  regardless  of expenses incurred by the Distributor in providing these services.

      For  each of the  Investment  A Shares  class  and  Investment  B Shares class, the  Distribution  Plan may be terminated with respect to any Fund by a vote of a majority of the Independent  Trustee,  or by a vote of a majority of the outstanding  Investment A Shares or Investment B Shares (as applicable) of that Fund.  The  Distribution  Plan may be  amended  by vote of the  Trustees, including a majority of the Independent  Trustee,  cast in person at a meeting called for such purpose,  except that any change in the Distribution Plan that would materially  increase the fee payable  thereunder for either Investment A
Shares or  Investment B Shares with respect to a Fund requires the approval of the  shareholders  of that Fund's  Investment A Shares or  Investment B Shares
(as  applicable).  The  Trustees  will review on a quarterly  and annual basis written  reports of the amounts  received and expended under the  Distribution
Plan (including amounts paid to brokers,  dealers and administrators  pursuant to any agreements  entered into under the  Distribution  Plan)  indicating the purposes for which such expenditures were made."

       The  Distribution  Plan  provides  that it will continue in effect with respect to each Fund for successive one-year periods,  provided that each such continuance  is  specifically  approved  (i) by the vote of a majority  of the
Independent  Trustees and (ii) by the vote of a majority of all the  Trustees, cast in  person  at a  meeting  called  for such  purpose.  For so long as the
Distribution  Plan remains in effect,  the selection  and  nomination of those
Trustees who are not  interested  persons of the Trust (as defined in the 1940
Act) shall be committed to the discretion of such independent persons.

       For the fiscal years ended December 31, 2001,  2000 and 1999, the Funds named below paid the  following  fees  pursuant to the  Distribution  Plan for
Investment A Shares:

Fund                                 2001          2000           1999
----                                 ----          ----           ----

Money Market Fund*                   $1,044,890    $ 716,219      $ 305,102
Ohio Municipal Money Market Fund*    $359,105      $ 212,243      $ 123,058
Florida Tax-Free Money Fund*         $81,670       $ 47,919       $ 5,117
U.S. Treasury Money Market Fund*     $95,560       $ 78,028       $ 44,491
Growth Fund                          $32,181       $ 40,166       $ 41,480
Income Equity Fund                   $4,951        $ 3,999        $ 4,688
Rotating Index Fund                  $250          N/A            N/A
Dividend Capture Fund                $1,429        N/A            N/A
International Equity Fund            $477          N/A            N/A
Mid Corp America Fund                $263          N/A            N/A
New Economy Fund                     $136          N/A            N/A
Mortgage Securities Fund*            $2,065        $ 2,074        $ 2,648
Ohio Tax-Free Fund                   $3,824        $ 2,944        $ 3,647
Michigan Tax-Free Fund               $14,018       $ 15,916       $ 21,604
Fixed Income Securities Fund         $2,935        $ 3,091        $ 3,616
Intermediate Government Income Fund  $4,384        $ 4,578        $ 5,953

* For the fiscal year ended  December 31, 2000,  gross  distribution  fees for the Money Market Fund, Ohio Municipal  Money Market Fund, U.S.  Treasury Money
Market  Fund,  Florida  Tax-Free  Money  Fund and  Mortgage  Securities  Fund,
respectively,  were $883,373, $272,417, $98,764, $57,414, and $2,860, of which
$167,154,  $59,976, $20,736, $9,495, and $786 were voluntarily waived. For the fiscal year ended  December 31, 1999,  gross  distribution  fees for the Money
Market Fund,  Ohio  Municipal  Money Market Fund,  U.S.  Treasury Money Market
Fund, Florida Tax-Free Money Fund and Mortgage Securities Fund,  respectively, were $762,756,  $307,646,  $111,050,  $12,861,  and $5,297, of which $457,654,
$184,588, $66,559, $7,744 and $2,649 were voluntarily waived.

       For the fiscal years ended  December 31, 2001 and 2000, the Funds named
below  paid  the  following  fees  pursuant  to  the  Distribution   Plan  for
Investment B Shares:

Fund                                 2001                  2000
----                                 ----                  ----

Money Market Fund                    $113                  $0
Growth Fund                          $6,724                $0
Income Equity Fund                   $2,658                $0
Dividend Capture Fund                $6,050                N/A
International Equity Fund            $339                  N/A
Mid Corp America Fund                $1,657                N/A
New Economy Fund                     $1,433                N/A
Fixed Income Securities Fund         $1,548                $0


Custodian

       For  each  of  the  Funds,   except  the  International   Equity  Fund,
Huntington Bank acts as custodian.  For an annual fee of 0.026% of each Fund's average  daily  net  assets,  Huntington  Bank  is  generally  responsible  as custodian for the  safekeeping  of Fund assets,  including  the  acceptance or delivery of cash or securities where  appropriate,  registration of securities in the  appropriate  Fund name or the name of a nominee,  maintenance  of bank accounts on behalf of the Funds.  In addition,  Huntington is  responsible  as record keeper for the creation and maintenance of all Fund accounting  records relating to custodian activities required by the 1940 Act.

Sub-Custodian


       State  Street Bank and Trust  Company,  whose  address is Two  Heritage
Drive,   Quincy,   Massachusetts  02171,  serves  as  the  custodian  for  the
International Equity Fund.


Transfer Agent and Dividend Disbursing Agent


       Unified  Fund   Services,   Inc.,   whose  address  is  P.O.  Box  6110
Indianapolis,  IN  46206-6110,  serves  as the  transfer  agent  and  dividend disbursing agent for the Trust.

Independent Auditors

       KPMG LLP, whose address is Two Nationwide Plaza, Columbus,  Ohio 43215, serves as the independent auditors for the Trust.

Legal Counsel

       Ropes & Gray, One Franklin Square,  1301 K Street,  N.W., Suite 800
East, Washington,  D.C. 20005, are counsel to the Trust and will pass upon the legality of the Shares offered hereby.

Principal Holders of Securities


       Information is provided below  regarding each person who owns of record or is  known  by the  Trust  to own  beneficially  5% or more of any  class of shares of any Fund.  Huntington  is a wholly owned  subsidiary  of  Huntington
Bank.  Huntington  Bank,  a  national  banking  association,  is  an  indirect wholly-owned subsidiary of Huntington Bancshares Incorporated,  a bank holding
company   organized  under  the  laws  of  Ohio.  By  virtue  of  Huntington's affiliation  with  Huntington  Bank,  Huntington  may be deemed to control the
Funds.

                    5% OR MORE OWNERS AS OF APRIL 11, 2002

                       MONEY MARKET FUND - TRUST SHARES

Name and Address                                         Percentage of Ownership of Record

Carey & Company                                                     99.88%
c/o Huntington National Bank
7 Easton Oval EA4E70
Columbus, OH 43219-6010

                   MONEY MARKET FUND - INVESTMENT A SHARES

Name and Address                                         Percentage of Ownership of Record

NFSC FBO                                                                37.13%
Our Customers
Attn: Mike McLaughlin 4NY
P.O. Box 3752
Church Street Station
New York, NY 10008-3752

Carey & Company                                                     26.20%
c/o Huntington National Bank
7 Easton Oval EA4E70
Columbus, OH 43219-6010

Carey & Company                                                     16.99%
c/o Huntington National Bank
41 South High St. HC1116
Attn: Monitor Funds SHR SRV Dept.
Columbus, OH 43215

Firstar Bank                                                            11.64%
Attn: ACM Dept. SL-TW-17TF
PO Box 387
St. Louis, MO 63166-0387

                   MONEY MARKET FUND - INVESTMENT B SHARES

Name and Address                                         Percentage of Ownership of Record

SEI Investments                                                         65.03%
Seed Account
One Freedom Valley
Oaks, PA 19456

NFSC FEBO # ASX-875317                                                  28.00%
NFS/FMTC Roth IRA
FBO Andrea Sue Miller
908 Aintree Park Drive
Mayfield Village, OH 44143-3531

Michelle Fabrizi Cust.                                                   6.22%
FBO Nickolas Fabrizi UTMA-OH
8761 Prospect Road
Strongsville, Ohio 44149-1206

                     MONEY MARKET FUND - INTERFUND SHARES

Carey & Company                                                    100.00%
c/o Huntington National Bank
7 Easton Oval EA4E70
Columbus, OH 43219-6010

               OHIO MUNICIPAL MONEY MARKET FUND - TRUST SHARES

Name and Address                                         Percentage of Ownership of Record

Carey & Company                                                     99.04%
c/o Huntington National Bank
Easton Oval EA4E70
Columbus, OH 43219

            OHIO MUNICIPAL MONEY MARKET FUND - INVESTMENT A SHARES

Name and Address                                         Percentage of Ownership of Record

Carey & Company                                                     74.11%
c/o Huntington National Bank
7 Easton Oval EA4E70
Columbus, OH 43219-6010

NFSC FBO                                                                13.96%
Our Customers
Attn: Mike McLaughlin 4NY
P.O. Box 3752
Church Street Station
New York, NY 10008-3752

                  FLORIDA TAX-FREE MONEY FUND - TRUST SHARES

Name and Address                                         Percentage of Ownership of Record

Carey & Company                                                    100.00%
c/o Huntington National Bank
7 Easton Oval EA4E70
Columbus, OH 43219-6010

              FLORIDA TAX-FREE MONEY FUND - INVESTMENT A SHARES

Name and Address                                         Percentage of Ownership of Record

Carey & Company                                                     99.64%
c/o Huntington National Bank
7 Easton Oval EA4E70
Columbus, OH 43219-6010

                U.S. TREASURY MONEY MARKET FUND - TRUST SHARES

Name and Address                                         Percentage of Ownership of Record

Carey & Company                                                     99.86%
c/o Huntington National Bank
7 Easton Oval EA4E70
Columbus, OH 43219-6010

            U.S. TREASURY MONEY MARKET FUND - INVESTMENT A SHARES

Name and Address                                         Percentage of Ownership of Record

Carey & Company                                                     64.69%
c/o Huntington National Bank
7 Easton Oval EA4E70
Columbus, OH 43219-6010

NFSC FBO                                                                26.38%
Our Customers
Attn: Mike McLaughlin 4NY
P.O. Box 3752
Church Street Station
New York, NY 10008-3752

                          GROWTH FUND - TRUST SHARES

Name and Address                                         Percentage of Ownership of Record

Carey & Company                                                     91.27%
c/o Huntington National Bank
7 Easton Oval EA4E70
Columbus, OH 43219-6010

                      INCOME EQUITY FUND - TRUST SHARES

Name and Address                                         Percentage of Ownership of Record

Carey & Company                                                     95.61%
c/o Huntington National Bank
7 Easton Oval EA4E70
Columbus, OH 43219-6010

                   INCOME EQUITY FUND - INVESTMENT A SHARES

Name and Address                                         Percentage of Ownership of Record

Deborah R. Govenor &                                                 7.62%
Paul J. Bartels JTWROS
4170 Evansdale Rd.
Columbus, OH 43214-2908

Lucille R. Weiss Trust                                                   5.45%
Lucille R. Weiss Trustee
1975 Christmas Run
Wooster, OH 44691-1511

NFSC FEBO # 0HE-392103                                                   5.29%
John B. Payne
Donaldeen A. Payne
884 Pipestone Dr.
Columbus, OH 43235-1752

                       NEW ECONOMY FUND - TRUST SHARES

Carey & Company                                                     97.69%
c/o Huntington National Bank
7 Easton Oval EA4E70
Columbus, OH 43219-6010

                    NEW ECONOMY FUND - INVESTMENT A SHARES

Name and Address                             Percentage of Ownership of Record

NFSC FEBO # 0hE-668974                                                  26.74%
Lukas Braunschweiler
10255 Wellington Blvd.
Powell, OH 43065-7671

Donna E. Benhase                                                        11.15%
7473 Shaker Run Ln.
West Chester, OH 45069-6300

                     MID CORP AMERICA FUND - TRUST SHARES

Name and Address                             Percentage of Ownership of Record

Carey & Company                                                     99.08%
c/o Huntington National Bank
7 East Oval EA4E70
Columbus, OH 43219

                 MID CORP AMERICA FUND - INVESTMENT A SHARES

Name and Address                             Percentage of Ownership of Record

NFSC FEBO # 0HE-774510                                                  11.21%
NFS/FMTC IRA
FBO Judy J. Lenhof
5718 Cottontail Court
Dayton, OH 45431-2901

NFSC FEBO # 0HE-668974                                                   6.79%
Lukas Braunschweiler
10255 Wellington Blvd.
Powell, OH 43065-7671

NFSC FEBO # 0HE-904333                                                   6.34%
Christopher M. Rowane
Cheryl A. Rowane
6685 Deerview Dr.
Loveland, OH 45140-5920

NFSC FEBO # A74-810860                                                   5.36%
NFS/FMTC IRA
FBO Peggy A. Eshman
5617 Mapleridge Street
Cincinnati, OH 45227-1310
                     INTERNATIONAL EQUITY - TRUST SHARES

Name and Address                             Percentage of Ownership of Record

Carey & Company                                                     97.61%
c/o Huntington National Bank
7 East Oval EA4E70
Columbus, OH 43219

                  INTERNATIONAL EQUITY - INVESTMENT A SHARES

Name and Address                             Percentage of Ownership of Record

NFSC FEBO # A74-144118                                                  28.54%
Janie Brandt TTEE
Virgil Greavin TR FBO Jane
Brandt U/A 2/26/93
4588 Greensburg Ct.
Batavia, OH 45103-4027

Donna E. Benhase                                                        23.71%
7473 Shaker Run Ln.
West Chester, OH 45069-6300

NFSC FEBO # A74-886920                                                  13.37%
NFS/FMTC Rollover IRA
FBO Gary Willey
2743 Jackson Pike
Batavia, OH 45103-8466

NFSC FEBO # A74-144117                                                   5.71%
Jane Brandt TTEE
Virgil Greavin TR FBO Patti
Greavin U/A 2/26/93
4588 Greensburg Ct.
Batavia, OH 45103-4027

NFSC FEBO # H6F-526312                                                   5.46%
NFS/FMTC Rollover IRA
FBO Kara L. Kelley
2055 Montcalm
Lowell, MI 49331-9250

                  INTERNATIONAL EQUITY - INVESTMENT B SHARES

Name and Address                             Percentage of Ownership of Record

NFSC FEBO # A74-533297                                                   6.39%
NFS/FMTC IRA
FBO Sandra G. Marx
7603 Overlook Hills
Cincinnati, OH 45244-3286

                     DIVIDEND CAPTURE FUND - TRUST SHARES

Name and Address                             Percentage of Ownership of Record

Carey & Company                                                     73.08%
c/o Huntington National Bank
41 South High St.
Columbus, OH 43215-6101

Carey & Company                                                     23.78%
c/o Huntington National Bank
7 East Oval EA4E70
Columbus, OH 43219

                 DIVIDEND CAPTURE FUND - INVESTMENT A SHARES

Name and Address                             Percentage of Ownership of Record

NFSC FEBO #H6F-060917                                                   32.88%
Deloris R. Crowe TTEE
Deloris R. Crowe Living Trust
U/A 12/20/00
48395 Bayshore Drive
Belleville, MI 48111-4604

NFSC FEBO # BXH-529613                                                  10.65%
NFS/FMTC Rollover IRA
FBO Robert A. Myers
25772 Brittany Rd.
Perrysburg, OH 43551-9126

NFSC FEBO # 0HE-874957                                                   9.26%
NFS/FMTC IRA
FBO Eugene C. D'Angelo Jr.
2451 Brixton Road
Columbus, OH 43221-3009

NFSC FEBO #BXH-001430                                                    8.27%
Plabell Rubber Products, Inc.
710 Village Pkwy.
Waterville, OH  43566-1368

                        ROTATING INDEX - TRUST SHARES

Name and Address                             Percentage of Ownership of Record

Carey & Company                                                     97.16%
c/o Huntington National Bank
7 East Oval EA4E70
Columbus, OH 43219

                  ROTATING INDEX FUND - INVESTMENT A SHARES

Name and Address                             Percentage of Ownership of Record

NFSC FEBO # H6F-060917                                                  33.32%
Deloris R. Crowe TTEE
Deloris R. Crowe Living Trust
U/A 12/20/00
48395 Bayshore Dr.
Belleville, MI 48111-4604

NFSC FEBO # BXH-529613                                                  10.79%
NFS/FMTC Rollover IRA
FBO Robert A. Myers
25772 Brittany Rd.
Perrysburg, OH 43551-9126

NFSC FEBO #BXH-001430                                                    8.38%
Plabell Rubber Products, Inc.
710 Village Pkwy.
Waterville, OH  43566-1368

                   MORTGAGE SECURITIES FUND - TRUST SHARES

Name and Address                                         Percentage of Ownership of Record

Carey & Company                                                     93.46%
c/o Huntington National Bank
7 Easton Oval EA4E70
Columbus, OH 43219-6010

FABCO                                                                    5.47%
Attn: Omnibus Acct.
c/o Suntrust
P.O. Box 105870 Center 3144
Atlanta, GA, 30348-5870

                MORTGAGE SECURITIES FUND - INVESTMENT A SHARES

Name and Address                                         Percentage of Ownership of Record

NFSC FEBO # 130-310743                                                   9.68%
FMT CO Cust IRA Rollover
FBO J Michael Cahill
31 North Street
Hatfield, MA 01038-9748

Betty F. Sheridan                                                        6.29%
Charles H. Sheridan JT WROS
985 Kenoma E
Venice, FL 34292-1961

NFSC FEBO # BXH-515647                                                   5.75%
NFSC/FMTC IRA
FBO Nancy A. Temme
1029 Farmview Dr.
Waterville, OH 43566-1132

                          OHIO TAX-FREE FUND - TRUST SHARES

Name and Address                                         Percentage of Ownership of Record

Carey & Company                                                     89.17%
c/o Huntington National Bank
7 Easton Oval EA4E70
Columbus, OH 43219-6010

                   OHIO TAX-FREE FUND - INVESTMENT A SHARES

Name and Address                                         Percentage of Ownership of Record

NFSC FEBO # ASX-295418                                                  11.24%
Maria Calogero
1831 Rockefeller Rd.
Wickliffe, OH 44092-1939

Ursula E. M. Umberg                                                      8.95%
William J. Umberg JT WROS
3267 Pickbury Drive
Cincinnati, OH 45211-6802

John W. Warbritton                                                       7.45%
Arlene J. Warbritton JT WROS
1149 East College Avenue
Westerville, OH 43081-2519

NFSC FEBO # OHE-438480                                                   7.26%
Audrey Baker
Audrey Baker
2429 Johnston Road
Columbus, OH 43220-4746

NFSC FEBO # OHE-245305                                                   6.67%
Genevieve Crandall
Dorothy Farley
5885 Beechcroft Rd. Apt. 315
Columbus, OH 43229-9151

                    MICHIGAN TAX-FREE FUND - TRUST SHARES

Name and Address                                         Percentage of Ownership of Record

Carey & Company                                                     99.64%
c/o Huntington National Bank
41 South High Street
Columbus, OH 43215-6101

                 MICHIGAN TAX-FREE FUND - INVESTMENT A SHARES

Name and Address                                         Percentage of Ownership of Record

Welland W. Sprague                                                       9.03%
430 Lyons
Porttland, MI 48875-1059

Bruce H. Coleman TTEE                                                    6.15%
Arlene J. Coleman TTEE
Coleman Living Trust U/A/D 12/23/93
3824 Algansee Dr. NE
Grand Rapids, MI 49525-2003

NFSC FEBO # CW 0-501751                                                  5.61%
HADI Group Distributors
14301 Telegraph Rd.
Redford, MI 48239-3359

                 FIXED INCOME SECURITIES FUND - TRUST SHARES

Name and Address                                         Percentage of Ownership of Record

Huntington Trust Company NA                                             60.45%
Attn: Marcus Hopkins HC1024
41 South High Street
Columbus, OH 43215-6101

Carey & Company                                                     32.03%
c/o Huntington National Bank
7 Easton Oval EA4E70
Columbus, OH 43219-6010

              FIXED INCOME SECURITIES FUND - INVESTMENT A SHARES

Name and Address                                         Percentage of Ownership of Record

State Street Bank & Trust Co.                                       12.02%
The IRA for
William J. Umberg
3267 Pickbury Drive
Cincinnati, OH 45211-6802

Fifth Third Bank TR                                                      7.87%
AGT CINTI Inst Fine Arts
01-0-0891630
P. O. Box 630074
Cincinnati, OH 45263-0001

Lillian Vinson Richardson                                                7.09%
232 Brookhaven Dr. N.
Gahanna, OH 43230-2704

Lillian V. Richardson                                                    7.02%
232 Brookhaven Dr. North
Gahanna, OH 43230-2704

Julia E. Greenwood                                                       5.39%
Thurber Towers, Apt. 903
645 Neil Avenue
Columbus, OH 43215-1619

              FIXED INCOME SECURITIES FUND - INVESTMENT B SHARES

Name and Address                                         Percentage of Ownership of Record

NFSC FEBO # A60-816450                                                   5.91%
NFS/FMTC IRA
FBO Kathleen C. Van Sant
2880 Halleck Rd.
Morgantown, WV 26508-3625

NFSC FEBO # A60-017680                                                   5.01%
Robert L. Williams TTEE
Williams Family Trust
U/A 8/7/91
120 Arlington Ave.
Charleston, WV 25302-4116

              INTERMEDIATE GOVERNMENT INCOME FUND - TRUST SHARES

Name and Address                                         Percentage of Ownership of Record

Carey & Company                                                     72.37%
c/o Huntington National Bank
7 Easton Oval EA4E70
Columbus, OH 43219-6010

Carey & Company                                                     16.34%
c/o Huntington National Bank
41 South High Street
Columbus, OH 43215-6101

FMCO                                                                    10.67%
7 Easton Oval
EA4E70
Columbus, OH 43219-6010

          INTERMEDIATE GOVERNMENT INCOME FUND - INVESTMENT A SHARES

Name and Address                                         Percentage of Ownership of Record

S B Davis Company                                                        9.83%
Profit Sharing Trust
P.O. Box 141476
Grand Rapids, MI 49514-1476

        SHORT/INTERMEDIATE FIXED INCOME SECURITIES FUND - TRUST SHARES

Name and Address                                         Percentage of Ownership of Record

Carey & Company                                                     96.16%
c/o Huntington National Bank
7 Easton Oval EA4E70
Columbus, OH 43219-6010


                              SHAREHOLDER RIGHTS

       The  Trust  is  an  open-end  management   investment  company,   whose
Declaration of Trust permits the Trust to offer  separate  series of shares of
beneficial  interest,   representing   interests  in  separate  portfolios  of
securities.  The  shares in any one  portfolio  may be  offered in two or more separate  classes.  As of the date of this SAI, the Trustees have  established four classes of shares,  known as  Investment  A Shares,  Investment B Shares,
Trust Shares,  and Interfund Shares.  Interfund Shares are offered only by the
Money  Market  Fund.  Investment  A Shares  and  Investment  B  Shares  of the
Short/Intermediate  Fixed  Income  Securities  Fund  are not  presently  being offered to the  public.  Only the Money  Market  Fund,  the Growth  Fund,  the
Income Equity Fund, the Dividend Capture Fund, the International  Equity Fund,
the Mid  Corp  America  Fund,  the New  Economy  Fund  and  the  Fixed  Income
Securities Fund presently offer Investment B Shares.

       Investment A Shares,  Investment B Shares,  Trust Shares, and Interfund
Shares of a Fund are fully  transferable.  Each class is entitled to dividends from the respective class assets of the Fund as declared by the Trustees,  and if the Trust (or a Fund)  were  liquidated,  the  shareholders  of each  class would  receive  the net  assets of the Fund  attributable  to each  respective class.

       All  shareholders  are  entitled to one vote for each share held on the record  date  for  any  action  requiring  a vote by the  shareholders,  and a proportionate  fractional vote for each fractional share held. Shareholders of the Trust will vote in the  aggregate  and not by Fund or class  except (i) as otherwise  expressly  required by law or when the Trustees  determine that the matter to be voted upon affects only the  interests of the  shareholders  of a particular  Fund or class,  or (ii) only holders of Investment A Shares and/or
Investment  B  Shares  will  be  entitled  to  vote on  matters  submitted  to shareholder  vote with respect to the Rule 12b-1 Plan applicable to such class or classes.

       The rights of shareholders cannot be modified without a majority vote.

       The Trust is not required to hold annual meetings of  shareholders  for the  purpose of  electing  Trustees  except  that (i) the Trust is required to hold a  shareholders'  meeting  for the  election  of Trustees at such time as less than a majority  of the  Trustees  holding  office  have been  elected by shareholders  and (ii) if, as a result of a vacancy on the Board of  Trustees, less than  two-thirds of the Trustees  holding office have been elected by the shareholders,  that vacancy may only be filled by a vote of the  shareholders.
In addition,  Trustees may be removed from office by a written  consent signed by the holders of shares representing  two-thirds of the outstanding shares of the Trust at a meeting  duly called for the  purpose,  which  meeting  must be held upon written  request of not less than 10% of the  outstanding  shares of the Trust.  Upon written  request by the holders of shares  representing 1% of the  outstanding  shares of the Trust stating that such  shareholders  wish to communicate  with the other  shareholders  for the  purpose of  obtaining  the signatures  necessary  to demand a meeting to  consider  removal of a Trustee, the Trust  will  provide a list of  shareholders  or  disseminate  appropriate materials  (at the  expense  of the  requesting  shareholders).  Except as set forth  above,  the  Trustees  may  continue  to hold  office  and may  appoint successor Trustees.

       Under   Massachusetts   law,    shareholders   could,   under   certain
circumstances,  beheld  personally  liable for the  obligations  of the Trust.
However, the Declaration of Trust disclaims  shareholder liability for acts or obligations of the Trust and requires that notice of such  disclaimer be given in each agreement,  obligation,  or instrument entered into or executed by the
Trust or the Trustees.  The Declaration of Trust provides for  indemnification out of a Fund's  property  for all loss and  expense of any  shareholder  held personally  liable  for  the  obligations  of  a  Fund.  Thus  the  risk  of a shareholder's  incurring financial loss on account of shareholder liability is limited  to  circumstances  in which  the Fund  would  be  unable  to meet its obligations.

       Shareholder  inquiries regarding Investment A Shares should be directed to The Huntington  Investment  Company, 41 South High Street,  Columbus,  Ohio
43287.

       Shareholder  inquiries regarding Investment B Shares should be directed to The Huntington  Investment  Company, 41 South High Street,  Columbus,  Ohio
43287.

       Shareholder  inquiries  regarding  Trust  Shares  or  Interfund  Shares should be directed to Huntington,  41 South High Street, Columbus, Ohio 43215,
Attn: Trust Services.

       Additional Information on Purchases, Exchanges and Redemptions

       Investment  A Shares and  Investment  B Shares of each of the Funds may be purchased,  exchanged or redeemed by contacting  the Trust,  The Huntington
Investment Company or a Huntington Personal Banker.

       Trust Shares may be purchased only through fiduciary,  advisory, agency and other  similar  accounts  maintained  by or on behalf of Huntington or its affiliates or correspondent  banks.  Individuals who receive Trust Shares as a result of a trust distribution or similar  transaction or by operation of law, will be  permitted  to retain such  shares,  but may not  purchase  additional
Trust  Shares,   except  by  means  of  the   reinvestment   of  dividends  or
distributions.  Exchanges  of  Trust  Shares,  if  permitted  by  the  account agreement,  as well as redemptions of Trust Shares, are made by contacting the
Trust.

       Interfund  Shares are  available  only for  purchase by the  Huntington
Equity Funds and the Huntington  Income Funds and may be purchased,  exchanged or redeemed by contacting the Trust.

       Telephone  purchase,  exchange or  redemption  requests may be recorded and will be binding upon an investor.  Use of the  telephone  for exchanges or redemptions  involves the possible  risk of loss,  since anyone  providing the required  information may be able to use the service without the shareholder's permission.  If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

       In times of extreme  economic or market  conditions,  shareholders  may
have  difficulty   making   redemptions  or  exchanges  by  telephone.   If  a
shareholder cannot make contact by telephone,  redemption or exchange requests should be made in writing and sent by overnight mail to the Trust.

       In  connection  with  certain  redemption  or  exchange   requests,   a
shareholder   may  be   required   to  obtain  a   signature   guarantee   for
authentication purposes. In such cases, the signature must be guaranteed by:

       o    a trust company or commercial  bank whose  deposits are insured by the Bank  Insurance  Fund ("BIF"),  which is  administered  by the
            FDIC;

       o    a member of the New York,  American,  Midwest,  or  Pacific  Stock
            Exchanges;

       o    a savings bank or savings and loan association  whose deposits are insured by the Savings Association Insurance Fund ("SAIF"),  which is administered by the FDIC; or

       o    any other  "eligible  guarantor  institution,"  as  defined in the
            Securities Exchange Act of 1934.

       The Trust does not accept signatures  guaranteed by a notary public. In the future,  the Trust may elect to limit  eligible  signature  guarantors  to institutions  that are members of a  signature  guarantee  program.  The Trust reserves the right to amend these standards at any time without notice.

Other Purchase Information

       Purchases  of all classes of shares are made at net asset  value,  plus
(for  Investment A Shares only) any  applicable  sales charge.  All purchases, except for of Interfund Shares, are subject to minimum purchase  requirements, but  these  requirements  may  be  waived  by  the  Distributor.  Payment  for
Investment  A Shares or  Investment  B Shares may not be by third party check, and any checks  drawn from a bank  located  outside the U.S.  will result in a delay in processing until the check has cleared.

       If at any time the right to purchase  shares is suspended,  although no new purchases may be made, in some circumstances  existing shareholders may be permitted to purchase additional shares and have dividends reinvested.

       Payment in Kind. In addition to payment by check,  shares of a Fund may be purchased by customers of Huntington in exchange for securities  held by an
investor  which  are  acceptable  to  that  Fund.   Investors   interested  in
exchanging  securities must first  telephone  Huntington at (800) 253-0412 for instructions  regarding  submission of a written description of the securities the investor  wishes to exchange.  Within five business days of the receipt of the written  description,  Huntington  will advise the  investor by  telephone whether  the  securities  to be  exchanged  are  acceptable  to the Fund whose shares the  investor  desires  to  purchase  and will  instruct  the  investor regarding  delivery  of the  securities.  There is no charge for this  review.
Securities  which have been  accepted by a Fund must be delivered  within five days following acceptance.

       Securities  accepted by a Fund are valued in the manner and on the days described  in the section  entitled  "Determination  of Net Asset Value" as of
4:00 p.m. (Eastern Time).

       The value of the  securities  to be exchanged  and of the shares of the
Fund may be higher or lower on the day Fund  shares  are  offered  than on the date of receipt by Huntington of the written  description of the securities to be exchanged.  The basis of the exchange of such  securities for shares of the
Fund will  depend on the value of the  securities  and the net asset  value of
Fund shares next  determined  following  acceptance on the day Fund shares are offered.  Securities to be exchanged must be accompanied by a transmittal form which is available from Huntington.

       A gain or loss for federal  income tax  purposes may be realized by the investor upon the  securities  exchange  depending  upon the cost basis of the securities  tendered.  All interest,  dividends,  subscription or other rights with respect to accepted  securities  which go "ex" (the interval  between the announcement  and the  payments of the next  dividend or right) after the time of  valuation  become the  property of the Fund and must be  delivered  to the
Fund by the investor  forthwith  upon receipt  from the issuer.  Further,  the investor must represent and agree that all securities  offered to the Fund are not  subject  to any  restrictions  upon  their  sale by the  Fund  under  the
Securities Act of 1933, or otherwise.

       Sales  Charge   Reductions   (Investment   A  Shares).   Sales  charges
applicable  in  purchases  of  Investment  A Shares may be reduced for certain investors  or groups  of  investors  who make  larger  investments.  Investors wishing to take advantage of these reductions should call the Trust.

       Accumulated   Purchases.   If  an  existing  shareholder  already  owns
Investment A Shares on which he or she paid a sales  charge,  the sales charge or any  additional  purchases  will be  reduced  if the  total  amount  of the purchases would make the investor eligible for a sales charge reduction.

       For example,  a shareholder who purchased  $150,000 worth of Investment
A Shares in a Fund,  the sales charge on an  additional  $150,000  purchase in that Fund would be the charge applicable to a $300,000 investment.

       Letter of Intent.  An investor who signs a letter of intent to purchase within a 13-month  period at least  $100,000  worth of  Investment A Shares in any Equity or Income Fund will be eligible  for the  applicable  sales  charge reduction  on each  purchase  over the  13-month  period.  Until the  investor reaches the necessary threshold,  the amount of the sales charge discount will be held in escrow by the Trust.

       For  example,  an  investor  who signs a letter  of intent to  purchase
$100,000 in  Investment A Shares of an Equity Fund will only pay a 5.75% sales charge on all purchases  made during the period which total at least  $100,000 and will deposit 1.00% (the amount of the discount) in escrow.

       The amount held in escrow will be applied to the investor's  account at the end of the 13-month  period  unless the amount  specified in the Letter of
Intent is not  purchased.  In order to  qualify  for a Letter of  Intent,  the investor  will be required to make a minimum  initial  investment  of at least
$25,000.

       A  Letter  of  Intent  will  not  obligate  the  investor  to  purchase
Investment A Shares,  but if he does,  each purchase during the period will be at the sales charge  applicable to the total amount  intended to be purchased.
The Letter of Intent may be dated as of a prior date to include any  purchases made within the past 90 days.

       Reinstatement  Privilege.  Every  shareholder  has  a  one-time  right, within 30 days of redeeming  Investment A Shares,  to reinvest the  redemption proceeds at the  next-determined net asset value without any sales charge. The investor  must  notify  the  Trust  in  writing  of  the  reinvestment  by the shareholder in order to eliminate a sales charge.

       If the  shareholder  redeems  Investment  A  Shares  and  utilizes  the reinstatement privilege, there may be tax consequences.

       Concurrent  Purchases.  For purposes of  qualifying  for a sales charge reduction,  an investor  may combine  concurrent  purchases  of  Investment  A
Shares in two or more  Equity or Income  Funds.  For  example,  if an investor concurrently  purchases  Investment A Shares in one Fund totaling  $30,000 and
Investment A Shares in another Fund  totaling  $70,000,  the sales charge will be reduced for each investment as if $100,000 had been invested in each Fund.

       To receive  this sales  charge  reduction,  the  applicable  Huntington
Group  member must be notified in writing by the  shareholder  at the time the concurrent purchases are made.

Other Exchange Information

       Exchanges may only be made between Funds having  identical  shareholder registrations. For any other exchanges you must obtain a signature guarantee.

       Unless otherwise  specified in writing,  the existing  registration and reinvestment  options  relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

       Exchanges  will not be  available  for shares  purchased by check until the check has cleared.

Other Redemption Information


       Redemptions of all classes of shares are made at net asset value,  less
(for  Investment B Shares only) any applicable  CDSC. If you make exchanges of your  Investment B Shares among the Funds,  the holding period for purposes of determining the applicable CDSC will be determined  based on the purchase date of your original shares.

       If a  shareholder  wishes to wire  redemption  proceeds to a bank other than the one  previously  designated,  redemption may be delayed by as much as seven  days.  To  change  the name of the  bank  account  to which  redemption proceeds will be wired, a shareholder  should send a written  request (and, if necessary,  with a  signature  guarantee)  to the  Trust,  c/o The  Huntington
National  Bank,  41  South  High  Street  (HC  1116),   Columbus  Ohio  43287,
Attention: Investor Services.

       Proceeds from the  redemption of shares  purchased by check will not be available until the check has cleared.

       Shareholders  of the Money  Market  Funds  who  write  checks to redeem
Investment A Shares may be subject to certain  checking  account fees.  Checks written on these accounts may be negotiated  through the  shareholder's  local bank and should not be sent to the issuing bank in order to redeem  Investment
A Shares. Canceled checks are sent to the shareholder each month.

       Redemption in kind.  Although the Funds intend to pay Share redemptions in cash,  they reserve the right,  as described  below,  to pay the redemption price  in  whole  or  in  part  by a  distribution  of  the  Fund's  portfolio securities.

       Because  the Funds have  elected to be governed by Rule 18f-1 under the
1940  Act,  the  Funds  are  obligated  to pay  Share  redemptions  to any one shareholder  in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

       Any Share  redemption  payment greater than this amount will also be in cash unless the Fund  determines  that  payment  should be in kind.  In such a case,  the Funds will pay all or a portion of the remainder of the  redemption in portfolio securities,  valued in the same way as a Fund determines its NAV.
The  portfolio  securities  will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent  available,  such  securities will be readily marketable.

       Redemption  in  kind  is  not  as  liquid  as  a  cash  redemption.  If redemption is made in kind,  shareholders  receiving the portfolio  securities and selling them before their  maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


DETERMINATION OF NET ASSET VALUE

       Net asset  value is  calculated  as of the close of the New York  Stock
Exchange  every Monday  through  Friday except (i) days on which there are not sufficient changes in the value of a Fund's portfolio  securities that its net asset value might be  materially  affected;  (ii) days during  which no shares are tendered for  redemption  and no orders to purchase  shares are  received;
(iii) the following  holidays:  New Year's Day,  Presidents' Day, Good Friday,
Memorial Day,  Independence  Day, Labor Day,  Thanksgiving  Day, and Christmas
Day and (iv) other civil  holidays,  such as Veterans'  Day and Martin  Luther
King Day, when the Federal Reserve Banks or the financial markets are closed.

       For  valuing  securities  in  calculating  net asset  value,  the Money
Market  Funds  have  elected to use the  amortized  cost  method of  valuation pursuant to Rule 2a-7 under the 1940 Act. The process of selecting  securities is consistent  with the credit  quality and  diversification  requirements  of
Rule 2a-7.  The amortized  cost method  involves  valuing an instrument at its cost initially and thereafter assuming a constant  amortization to maturity of any  discount or premium,  regardless  of the impact of  fluctuating  interest rates on the  market  value of the  instrument.  This  method  may  result  in periods  during which value,  as  determined  by amortized  cost, is higher or lower  than the price a Fund  would  receive  if it sold the  instrument.  The value of securities in a Fund can be expected to vary  inversely  with changes in prevailing interest rates.  Pursuant to Rule 2a-7, each of the Money Market
Funds will maintain a dollar-weighted  average portfolio maturity  appropriate to maintaining a stable net asset value per share,  provided that no Fund will purchase any security with a remaining  maturity of more than 397 days (except as  described  below)  nor  maintain a  dollar-weighted  average  maturity  of greater  than  90  days.  Repurchase  agreements  involving  the  purchase  of securities with remaining  maturities of greater than 397 days will be treated as having a  maturity  equal to the period  remaining  until the date on which the  repurchase  is scheduled to occur or, where no date is specified  and the agreement is subject to a demand feature,  the notice period applicable to the demand to  repurchase  those  securities.  A  variable  rate  instrument,  the principal  amount of which is scheduled to be repaid in more than 397 days but which is  subject  to a demand  feature,  shall be deemed  to have a  maturity equal to the longer of the period  remaining  until the next  readjustment  of the interest rate or the period  remaining  until the principal  amount may be recovered through exercise of the demand feature.  A floating rate instrument, the principal  amount of which is scheduled to be repaid in more than 397 days but which is subject to a demand  feature,  shall be deemed to have a maturity equal to the period  remaining  until the  principal  amount can be  recovered through demand.

       The  Trustees  have  undertaken  to  establish  procedures   reasonably
designed,  taking into account current market conditions and each of the Money
Market  Funds'  investment  objective,  to  stabilize  the net asset value per share of each Money  Market  Fund for  purposes  of sales and  redemptions  at
$1.00.  These procedures  include a review by the Trustees,  at such intervals as they deem  appropriate,  to determine the extent,  if any, to which the net asset  value per share of each  Fund,  calculated  by using  available  market quotations,  deviates  from  $1.00  per  share.  In the event  such  deviation exceeds  one-half  of one  percent,  Rule  2a-7  requires  that  the  Trustees promptly  consider what action,  if any, should be initiated.  If the Trustees believe that the extent of any deviation  from a Fund's $1.00  amortized  cost price per share may result in  material  dilution or other  unfair  results to investors,  the  Trustees  will take such  steps as they deem  appropriate  to eliminate or reduce to the extent reasonably  practicable any such dilution or unfair results.  These steps may include selling  portfolio  instruments prior to maturity, shortening the Fund's average portfolio maturity,  withholding or reducing  dividends,  reducing  the  number  of a  Fund's  outstanding  shares without  monetary  consideration,  or  utilizing  a net asset  value per share based on available  market  quotations.  In addition,  if  Huntington  becomes aware that any Second  Tier  Security or Unrated  Security  held by a Fund has received  a rating  from any  NRSRO  below  the  NRSRO's  two  highest  rating categories,  the  procedures  adopted by the Trustees in accordance  with Rule
2a-7 require  Huntington to dispose of such security unless (i) the sale would cause the deviation  between the Fund's  amortized cost and  market-determined values per share to exceed  0.40 of 1% (in which case the  Trustees  will meet to  determine  what action to take) or (ii) the  Trustees  reassess the credit quality of the  security  and  determine  that it is in the best  interests of shareholders to retain the  investment.  In the event a Fund holds a defaulted security,  a  security  that  has  ceased  to be an  Eligible  Security,  or a security that has been  determined to no longer present  minimal credit risks,
Rule 2a-7  requires  the Fund to dispose of the  security  unless the Trustees determine  that such action is not in the best interest of  shareholders.  The
Rule requires each Fund to limit its  investments to securities  determined to present minimal credit risks based on factors in addition to ratings  assigned a  security  by an NRSRO  and which  are at the time of  acquisition  Eligible
Securities.

       Rule 2a-7,  as amended,  defines  the terms  NRSRO,  Requisite  NRSROs,
Eligible Securities,  Rated Securities,  Unrated Securities,  Demand Features,
Guarantees,  Unconditional  Demand Features,  First Tier Securities and Second
Tier  Securities in  establishing  risk limiting  conditions  for money market mutual funds.

       A summary of those definitions follows:

       "NRSRO" is any nationally  recognized  statistical rating  organization as that term is used in the  Securities  Exchange Act of 1934,  that is not an affiliated  person of the issuer,  guarantor or provider of credit support for the instrument.  While the Appendix to the Statement of Additional Information
identifies each NRSRO,  examples include  Standard &  Poor's Ratings Group
("Standard &  Poor's"),  Moody's Investors Service,  Inc.  ("Moody's") and
Fitch Investors Service, Inc.

       "REQUISITE  NRSROS"  means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer,  or (ii)
if only one NRSRO has issued a rating with  respect to such  security or class of debt  obligations  of an issuer at the time the fund acquired the security, that NRSRO.

       "ELIGIBLE  SECURITIES"  are  defined  as (i)  Rated  Securities  with a remaining  maturity of 397 or less days and which have received  rating in one of the two highest  rating  categories;  (ii) Unrated  Securities  that are of comparable  equality,  provided  that an Unrated  Security  is not an Eligible
Security if the security  has received a long-term  rating from any NRSRO that is not within the NRSRO's three highest  long-term rating  categories,  unless the  security  has  received a  long-term  rating  from an NRSRO in one of the three  highest  rating  categories,  and provided  that  certain  asset backed securities  shall not be  Eligible  Securities  unless  they have  received  a rating from an NRSRO;  and (iii)a security that is subject to a Demand Feature or Guarantee  whether the Guarantee has received a rating from an NRSRO or the
Guarantee  is issued by a guarantor  that has  received a rating from an NRSRO with respect to a class of debt  obligations  (or any debt  obligation  within that class) that is comparable in priority and security to the  Guarantee,  or another  institution,  has  undertaken  promptly  to notify  the holder of the security in the event the Demand  Feature or  Guarantee  is  substituted  with another Demand Feature or Guarantee.

       "RATED  SECURITIES"   include  (i)  securities  that  have  received  a
short-term  rating  from an NRSRO,  or have been  issued by an issuer that has received a  short-term  rating  from an NRSRO with  respect to a class of debt obligations (or any debt  obligation  within that class) that is comparable in priority  and  security,  or (ii)  securities  that are subject to a Guarantee that has received a short-term  rating from an NRSRO, or a Guarantee issued by a guarantor  that has received a short-term  rating from an NRSRO with respect to a class of debt  obligations  (or any debt  obligation  within  that class)
that is comparable in priority and a security  with the  Guarantee.  In either case,  a security  is not a Rated  Security  if it is  subject to an  external credit support  agreement that was no in effect when the security was assigned its rating,  unless the security has received a short-term  rating  reflecting the existence of the credit  support or the credit support itself has received a short-term rating.

       "UNRATED SECURITIES" are any securities that are not Rated Securities.

       "DEMAND  FEATURE" is (i) a feature  permitting the holder of a security to sell the security at an exercise price equal to the  approximate  amortized cost of the security plus accrued  interest,  if any, at the time of exercise, provided that such feature must be  exercisable  either at any time on no more than 30 calendar  days' notice or at specified  intervals  not  exceeding  397 calendar  days and  upon no more  than 30  calendar  days'  notice;  or (ii) a
feature   permitting   the  holder  of   certain   asset   backed   securities
unconditionally  to receive principal and interest within 397 calendar days of making demand.

       "GUARANTEE" is an  unconditional  obligation of a person other than the issuer of the security to undertake to pay, upon  presentment by the holder of the Guarantee (if required),  the principal amount of the underlying  security plus  accrued  interest  when  due or  upon  default,  or,  in the  case of an
Unconditional  Demand  Feature,  an  obligation  that  entitles  the holder to receive  upon  exercise  the  approximate  amortized  cost  of the  underlying security or securities,  plus accrued interest, if any. A Guarantee includes a letter of credit,  financial  guaranty (bond) insurance,  and an Unconditional
Demand Feature  (other than an  Unconditional  Demand Feature  provided by the issuer of the security).

       "UNCONDITIONAL  DEMAND  FEATURE"  means a  Demand  Feature  that by its terms  would be  readily  exercisable  in the event of a default in payment of principal or interest on the underlying security or securities.

       "FIRST TIER  SECURITY"  means any (i) Rated Security which has received the highest  short-term  rating by the Requisite NRSROs for debt  obligations,
(ii) any Unrated  Security that is of comparable  quality,  (iii) any security issued by a registered  investment  company  that is a money  market fund,  or
(iv) certain government securities.

       "SECOND TIER SECURITY" means any Eligible  Security that is not a First
Tier Security.

       Each of the Funds relies on one or more pricing services  authorized by the Board of Trustees  ("Authorized Pricing Services") to value its securities in  calculating  net asset value.  Each of the Funds values its  securities in calculating  net  asset  value  as  follows.  Equity  securities  traded  on a national  securities  exchange or quoted on the NASDAQ  National Market System are valued at their  last-reported  sale price on the  principal  exchange  or reported  by  NASDAQ  or,  if there is no  reported  sale,  and in the case of over-the-counter  securities  not  included  in  the  NASDAQ  National  Market
System,  at a bid price  estimated by an  Authorized  Pricing  Service.  Fixed
Income,  securities  traded  on a  national  securities  exchange  or  in  the over-the-counter  market are valued at their  last-reported  sale price or, if there is no reported sale, at a bid price  estimated by an Authorized  Pricing
Service.  For other debt securities,  including  zero-coupon  securities,  and foreign securities, an Authorized Pricing Service will be used.

       U.S.  government  securities  held by the Mortgage  Securities Fund are valued  at the mean  between  the  over-the-counter  bid and  asked  prices as furnished by an Authorized Pricing Service.

       Short-term  investments with remaining maturities of 60 days or less at the time of  purchase  are  valued at  amortized  cost.  Investments  in other open-end investment companies are valued at net asset value.

       For  securities  which  cannot  be  priced  by  an  Authorized  Pricing
Service,  the Board of Trustees has  authorized  the Trust's  record keeper to seek a good faith  fair  value  determination  from a  broker-dealer  or other financial  intermediary.  The Board of Trustees has also established a Pricing
Committee  which will determine in good faith the fair valuation of a security in the event that  market  quotations  are not readily  available.  In certain circumstances,  in accordance with the Trust's Pricing Procedures, the Pricing
Committee may seek a good faith fair value  determination  where an Authorized
Pricing Service has provided a price.

       If any  securities  held by a Fund are  restricted as to resale,  their fair  value is  generally  determined  as the  amount  which  the  Fund  could reasonably  expect to realize from an orderly  disposition of such  securities over a reasonable  period of time.  The  valuation  procedures  applied in any
specific   instance   are   likely  to  vary  from  case  to  case.   However,
consideration  is generally given to the financial  position of the issuer and other  fundamental  analytical  data  relating  to the  investment  and to the nature of the  restrictions  on disposition  of the securities  (including any registration  expenses that might be borne by the Fund in connection with such disposition).  In addition,  specific  factors are also generally  considered, such as the cost of the  investment,  the  market  value  of any  unrestricted securities  of the same class (both at the time of purchase and at the time of valuation),  the size of the holding, the prices of any recent transactions or offers with respect to such securities,  and any available  analysts'  reports regarding the issuer.

       Generally,  trading in certain securities (such as foreign  securities)
is  substantially  completed  each day at various  times prior to the close of the  New  York  Stock  Exchange.  The  values  of  these  securities  used  in determining  the net asset value of the Fund's  shares are computed as of such times.  Also,  because of the amount of time  required  to collect and process trading  information as to large numbers of securities  issues,  the values of certain securities (such as convertible bonds and U.S. Government  securities)
are determined based on market quotations  collected earlier in the day at the latest  practicable  time  prior to the close of the  Exchange.  Occasionally, events  affecting  the value of such  securities  may occur between such times and the close of the Exchange  which will not be reflected in the  computation of the Fund's net asset value.  If events  materially  affecting  the value of such  securities  occur  during such  period,  then these  securities  will be valued at their fair value, in the manner described above.

       The  proceeds  received  by each  Fund  for  each  issue or sale of its shares, and all income, earnings,  profits, and proceeds thereof, subject only to the rights of creditors,  will be specifically  allocated to such Fund, and constitute the underlying  assets of that Fund. The underlying  assets of each
Fund will be segregated  on the Trust's books of account,  and will be charged with the  liabilities  in respect of such Fund and with a share of the general liabilities  of the Trust.  Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective  Funds except where allocations of direct expenses can otherwise be fairly made.

                                        TAXES

Federal Income Taxation

       It is  intended  that  each  Fund  qualify  each  year  as a  regulated investment  company  under  Subchapter M of the Code.  In order to qualify for the special tax treatment  accorded regulated  investment  companies and their shareholders, a Fund must, among other things:

       (a)  derive at least 90% of its gross income from dividends,  interest, payments with respect to certain  securities loans, and gains from the sale or other  disposition  of stock,  securities  and foreign currencies,  or other income  (including  but not limited to gains from options,  futures, or forward contracts) derived with respect to its  business  of  investing  in  such  stock,  securities,  or currencies;

       (b)  distribute  with  respect to each taxable year at least 90% of the sum of its  "investment  company  taxable income" (as that term is defined  in the Code) and its  tax-exempt  interest  income  (less deductions attributable to that income) for such year, if any; and

       (c)  diversify its holdings so that, at the end of each fiscal  quarter
            (i) at least  50% of the  market  value of the  Fund's  assets  is represented by cash or cash items  (including  receivables),  U.S.
            Government  securities,  securities of other regulated  investment companies,  and other  securities  limited  in  respect of any one issuer to a value not  greater  than 5% of the value of the Fund's total assets and 10% of the outstanding  voting securities of such issuer,  and (ii) not more than 25% of the value of its  assets is
            invested  in  the  securities   (other  than  those  of  the  U.S.
            Government  or other  regulated  investment  companies) of any one issuer  or of two or more  issuers  which  the Fund  controls  and which are  engaged  in the same,  similar,  or  related  trades or businesses.

       If a Fund qualifies as a regulated  investment company that is accorded special tax  treatment,  the Fund will not be subject to federal income tax on income paid to its  shareholders in the form of dividends  (including  capital gain dividends).

       If a Fund fails to qualify as a regulated  investment  company accorded special tax  treatment in any taxable  year,  the Fund would be subject to tax on its income at corporate  rates,  and all  distributions  from  earnings and
profits,   including  any  distribution  of  net  tax-exempt  income  and  net long-term capital gains,  would be taxable to shareholders as ordinary income.
In addition,  the Fund could be required to recognize  net  unrealized  gains, pay substantial taxes and interest, and make substantial  distributions before requalifying as a regulated  investment  company that is accorded  special tax treatment.

       If a Fund fails to distribute in a calendar year  substantially  all of its  ordinary  income for such year and  substantially  all of its net capital gains for the year ending  October 31 (or later if the Fund is permitted so to elect and so elects),  plus any retained  amount from the prior year, the Fund will be  subject  to a 4% excise tax on the  under-distributed  amounts.  Each
Fund intends  generally to make  distributions  sufficient to avoid imposition of the 4% excise tax.

       Fund   distributions.   Distributions   from   a   Fund   (other   than
exempt-interest   dividends,   as   discussed   below)   will  be  taxable  to
shareholders  as  ordinary  income  to the  extent  derived  from  the  Fund's investment  income and net  short-term  gains.  Distributions  of net  capital gains  (that is, the excess of net gains from  capital  assets  held more than one year over net losses from capital  assets held for not more than one year)
will be taxable to shareholders as such,  regardless of how long a shareholder has held the shares in a Fund.

       Due to certain of a Fund's  hedging  and other  investment  activities, the net investment income  calculated for accounting  purposes and distributed to shareholders may in certain  circumstances  exceed or be less than a Fund's net tax exempt and taxable income. If a Fund distributes  amounts in excess of the  Fund's  "earnings  and  profits"  (which  provide a  measure  of a Fund's
dividend   paying   capacity  for  tax  purposes),   such   distributions   to
shareholders  will be  treated  as a return  of  capital  to the  extent  of a shareholder's  basis in his or her  shares,  and  thereafter  as gain from the sale or exchange of a capital  asset.  A return of capital is not taxable to a shareholder  and has the effect of  reducing  the  shareholder's  basis in the relevant shares.  However,  because a Fund's expenses  attributable to earning tax exempt  income do not reduce the Fund's  current  earnings and profits,  a portion of any  distribution  in excess of a Fund's net tax exempt and taxable income may be considered  paid out of the Fund's  earnings and profits and may therefore  be  treated  as  a  taxable  dividend  (even  though  that  portion economically represents a return of the Fund's capital).

       Exempt-interest   dividends.   A  Fund   will  be   qualified   to  pay
exempt-interest  dividends to its  shareholders  only if, at the close of each quarter of the Fund's  taxable  year,  at least 50% of the total  value of the
Fund's  assets  consists of  obligations  the interest on which is exempt from federal  income  tax.  Distributions  that the  Fund  properly  designates  as
exempt-interest   dividends   are   treated  as   interest   excludable   from
shareholders'  gross income for federal income tax purposes but may be taxable for federal  alternative minimum tax purposes and for state and local purposes
(see below).  If a Fund  intends to pay only  exempt-interest  dividends,  the
Fund may be limited in its ability to engage in such taxable  transactions  as forward  commitments,  repurchase  agreements,  financial futures, and options contracts on financial  futures,  tax-exempt  bond indices,  and other assets.
Part or all of the interest on indebtedness,  if any, incurred or continued by a  shareholder  to purchase or carry  shares of a Fund paying  exempt-interest dividends is not  deductible.  The portion of interest that is not  deductible is  equal  to  the  total  interest  paid  or  accrued  on  the  indebtedness, multiplied by the percentage of the Fund's total  distributions (not including distributions  from net long-term  capital gains) paid to the shareholder that are  exempt-interest  dividends.  Under  rules  used by the  Internal  Revenue
Service to determine when borrowed  funds are considered  used for the purpose of purchasing  or carrying  particular  assets,  the purchase of shares may be considered  to have been made with  borrowed  funds even though such funds are not directly traceable to the purchase of shares. In general,  exempt-interest dividends,  if any,  attributable  to  interest  received  on certain  private
activity  bonds  and  certain   industrial   development  bonds  will  not  be
tax-exempt to any shareholders  who are "substantial  users" of the facilities financed by such bonds or who are "related  persons" of such substantial users
(within  the  meaning of Section  147(a) of the Code).  Recipients  of certain
Social  Security  and  Railroad  Retirement  benefits  may  have to take  into account exempt-interest  dividends from the Fund in determining the taxability of such benefits.  Shareholders should consult their own tax adviser regarding the  potential  effect on them (if any) of any  investment in the Fund. A Fund which is  qualified to pay  exempt-interest  dividends  will inform  investors within 60 days of the Fund's  fiscal year end of the  percentage of its income distributions  designated as tax-exempt.  The percentage is applied  uniformly to all distributions made during the year.

       Hedging  transactions.  Certain  investment and hedging activities of a
Fund,  including  transactions  in  options,  futures  contracts,   straddles,
forward contracts,  foreign currencies,  foreign securities,  or other similar transactions,  will be subject to special tax rules.  In a given  case,  these rules  may  accelerate  income to the Fund,  defer  losses to the Fund,  cause
adjustments  in  the  holding  periods  of  the  Fund's  assets,   or  convert
short-term  capital losses into long-term  capital  losses.  These rules could therefore  affect the amount,  timing,  and character of the Fund's income and
distributions   to   shareholders.   Income   earned  as  a  result  of  these
transactions  would,  in general,  not be eligible for the dividends  received deduction or for treatment as  exempt-interest  dividends when  distributed to shareholders.  Each  Fund  will  endeavor  to  make  any  available  elections pertaining  to  such  transactions  in a  manner  believed  to be in the  best interests of the Fund.

       Foreign    currency-denominated    securities   and   related   hedging
transactions.  A Fund's  transactions  in  foreign  currency-denominated  debt securities,  certain foreign currency options,  futures contracts, and forward contracts  may give rise to ordinary  income or loss to the extent such income or loss  results  from  fluctuations  in the  value  of the  foreign  currency concerned.

       Foreign  Tax  Credit.  If more than 50% of a Fund's  assets at year end consists  of the  stock or  securities  in  foreign  corporations,  that  Fund intends to qualify for and make the election  permitted  under  Section 853 of the Code so that  shareholders  will be able to claim a credit or deduction on their  income tax  returns  for,  and will be required to treat as part of the amount  distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign  countries  (which  taxes relate  primarily to  investment income).  Shareholders  who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes. A  shareholder's ability  to claim  such a  foreign  tax  credit  will be  subject  to  certain limitations  imposed by the Code,  as a result of which  shareholders  may not get a full credit or deduction  for the amount of foreign taxes so paid by the
Fund.  A  Fund's   investments  in  foreign   securities  may  be  subject  to
withholding taxes at the source on dividends or interest payments.

       Sale or  redemption  of shares.  The sale,  exchange or redemption of a
Fund's  shares may give rise to a gain or loss.  In general,  any gain or loss realized  upon a taxable  disposition  of shares will be treated as  long-term capital  gain or loss if the  shares  have been held for more than 12  months.
Otherwise  the gain or loss on the sale,  exchange or  redemption  of a Fund's shares  will be treated as  short-term  capital  gain or loss.  However,  if a shareholder  sells  shares at a loss within six months of  purchase,  any loss will be  disallowed  for  Federal  income  tax  purposes  to the extent of any exempt-interest  dividends received on such shares. In addition, any loss (not already  disallowed  as provided in the  preceding  sentence)  realized upon a taxable  disposition  of shares held for six months or less will be treated as long-term,  rather than  short-term,  to the extent of any  long-term  capital gain  distributions  received by the  shareholder  with respect to the shares.
All or a portion of any loss realized upon a taxable  disposition  of a Fund's shares  will be  disallowed  if other  shares of the same  Fund are  purchased within 30 days before or after the  disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

      Backup  Withholding.  In general,  a Fund is  required  to withhold  and remit to the U.S.  Treasury  a  percentage  of the  proceeds  of share  sales,
exchanges,   or   redemptions   made  by  and  taxable   dividends  and  other
distributions  paid  to any  individual  shareholder  who  fails  to  properly furnish the Fund with a correct taxpayer  identification number (TIN), who has under- reported  dividend or interest  income,  or who fails to certify to the
Fund that he or she is not subject to such  withholding.  Pursuant to recently enacted tax legislation,  the backup  withholding tax rate will be (i) 30% for amounts  paid during 2002 and 2003,  (ii) 29% for amounts paid during 2004 and
2005,  and  (iii)  28%  for  amounts  paid  during  2006  through  2010.  This legislation  will  expire  and the  backup  withholding  rate  will be 31% for amounts paid after December 31, 2010,  unless  Congress enacts tax legislation providing otherwise.

      The Service recently  revised its regulations  affecting the application to foreign  investors of the back-up  withholding  and  withholding  tax rules
described   above.  In  some   circumstances,   the  new  rules  increase  the
certification  and filing  requirements  imposed on foreign investors in order to  qualify  for  exemption  from the  back-up  withholding  tax rates and for reduced withholding tax rates under income tax treaties.  Foreign investors in the Fund should  consult  their tax  advisers  with  respect to the  potential application of these new regulations.

       The  foregoing  is only a  summary  of some  of the  important  federal income tax considerations  generally  affecting purchases of shares of a Fund.
No attempt is made to present a detailed  explanation  of the  federal  income tax  treatment of each Fund or its  shareholders,  and this  discussion is not intended as a substitute for careful tax planning. Accordingly,  investors are urged to consult their tax advisers  with specific  reference to their own tax situation.

State Taxation

       Florida.  Florida does not impose an income tax on  individuals.  Thus, individual  shareholders  of the  Florida  Tax-Free  Money  Fund  will  not be subject to any Florida state or local income taxes on  distributions  received from the Florida Tax-Free Money Fund.

       Florida does impose a state  income tax on the income of  corporations, limited liability  companies (that are subject to federal income taxation) and certain trusts (excluding probate and testamentary  trusts), that is allocated or apportioned  to Florida.  For those types of  shareholders,  in determining
income   subject  to  Florida   corporate   income  tax,   Florida   generally
"piggy-backs"  federal taxable income  concepts,  subject to adjustments  that are applicable to all  corporations  and some  adjustments that are applicable to certain classes of  corporations.  In regard to the Florida  Tax-Free Money
Fund, the most  significant  adjustment is for interest  income from state and local  bonds that is exempt from tax under  Section 103 of the Code.  Provided that the Florida  Tax-Free  Money Fund  qualifies  as a  regulated  investment company under the Code and complies with the requirement  that at least 50% of the value of its assets at the close of each  quarter of its  taxable  year be invested in state,  municipal  or other  obligations  the interest on which is exempt from tax under Section 103 of the Code,  corporate  shareholders of the
Florida  Tax-Free  Money Fund may  receive  Section 103  interest  income from
Florida Tax-Free Money Fund  distributions.  While Section 103 interest income is generally excluded from taxable income for federal income tax purposes,  it is added back to taxable  income for  Florida  corporate  income tax  purposes
(only 40% of such  income is added  back for  corporate  taxpayers  subject to
Florida  alternative  minimum tax).  Consequently,  the portion of the Section
103 interest income (or 40% of that amount for corporate  taxpayers subject to the Florida  alternative minimum tax) allocated or apportioned to Florida of a corporate  Florida  Tax-Free  Money  Fund  shareholder  arising  from  Florida
Tax-Free  Money Fund  distributions  is subject  to Florida  corporate  income taxes.  Other  distributions from the Florida Tax-Free Money Fund to corporate shareholders,  to the extent allocated or apportioned to Florida,  may also be subject to Florida income tax.

       Provided  that on  January  1 of a given  year at least  90% of the net asset value of the portfolio of assets of the Florida  Tax-Free  Money Fund is comprised  of  notes,  bonds,  and  other  obligations  issued by the State of
Florida or its municipalities,  counties and other taxing districts,  the U.S.
Government and its agencies,  Puerto Rico,  Guam and the Virgin  Islands,  and other  investments  exempt from  Florida  intangible  personal  property  tax, shares of the  Florida  Tax-Free  Money  Fund will not be  subject  to Florida intangible  personal  property  taxes for that year.  If the Florida  Tax-Free
Money Fund fails to meet this 90% test,  then the entire  value of the Florida
Tax-Free Money Fund shares (except for that portion of the value  attributable to U.S.  government  obligations)  will be subject to the  Florida  intangible personal property tax.

       Shareholders  of the Florida  Tax-Free  Money Fund should consult their
tax  advisers  about  other  state  and  local  tax   consequences   of  their
investments in the Florida Tax-Free Money Fund.

       Michigan.  Provided  that the  Michigan  Tax-Free  Fund  qualifies as a regulated  investment company under the Code and complies with the requirement that at least 50% of the value of its  assets at the close of each  quarter of its taxable  year be invested in state,  municipal  or other  obligations  the interest  on  which  is  exempt  from  tax  under  Section  103 of  the  Code, individual  shareholders  of the Michigan  Tax-Free  Fund residing in Michigan will not be subject to Michigan  personal  income tax or personal income taxes imposed by cities in Michigan,  and corporate shareholders will not be subject to the  Michigan  single  business  tax, on  distributions  received  from the
Michigan  Tax-Free Fund to the extent such  distributions  are attributable to
interest  on  tax-exempt   obligations   of  the  State  of  Michigan  or  any
municipality,  political subdivision or governmental agency or instrumentality thereof  or on  obligations  issued by the  Governments  of Puerto  Rico,  the
Virgin Islands and Guam. Other  distributions from the Michigan Tax-Free Fund, including  those  related to long-term  and  short-term  capital  gains,  will generally  not be  exempt  from the  Michigan  personal  income  tax or single business tax.  Shareholders of the Michigan Tax-Free Fund should consult their
tax  advisers  about  other  state  and  local  tax   consequences   of  their
investments in the Michigan Tax-Free Fund.

       Ohio. Under current Ohio law,  individuals and estates that are subject to Ohio personal  income tax or municipal or school  district  income taxes in
Ohio will not be  subject  to such  taxes on  distributions  with  respect  to shares of the Ohio  Municipal  Money  Market  Fund or the Ohio  Tax-Free  Fund
("Distributions")   to  the  extent  that  such   Distributions  are  properly
attributable  to interest on  obligations  of the State of Ohio,  political or governmental  subdivisions thereof as defined in Section 5709.76(D)(10) of the
Ohio  Revised  Code,  nonprofit   corporations   authorized  to  issue  public
securities  for  or  on  behalf  of  Ohio  or a  subdivision  or  agencies  or instrumentalities of Ohio or its political  subdivisions ("Ohio Obligations").
Corporations  that are subject to the Ohio corporation  franchise tax will not have to include  Distributions  in their tax base for purposes of  calculating the Ohio  corporation  franchise  on the net income  basis to the extent  that such  Distributions  either constitute  exempt-interest  dividends for federal income  tax  purposes  or  are  properly  attributable  to  interest  on  Ohio
Obligations.  However,  shares of the Ohio Municipal Money Market Fund and the
Ohio Tax Free Fund will be included in a  corporation's  tax base for purposes of calculating the Ohio corporation franchise tax on the net worth basis.

       Distributions  that  consist of interest on  obligations  of the United
States or its territories or possessions or of any authority,  commission,  or instrumentality of the United States ("Territorial  Obligations") the interest on which is exempt  from  state  income  taxes  under  the laws of the  United
States are exempt from the Ohio personal  income tax, and municipal and school district  income  taxes in Ohio.  In  addition,  net  interest on  Territorial
Obligations  is  excluded  from the net  income  base of the Ohio  corporation franchise  tax to the extent such  interest is excluded  from gross income for federal income tax purposes.

       Distributions  properly attributable to profit on the sale, exchange or other  disposition  of  Ohio  Obligations  will  not be  subject  to the  Ohio personal  income tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation  franchise tax. Distributions  attributable to other sources generally will not be exempt from the Ohio personal  income tax,  municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

       The Ohio  Municipal  Money Market Fund and the Ohio  Tax-Free  Fund are
not subject to the Ohio  personal  income tax or school  district or municipal income  taxes  in Ohio.  The Ohio  Municipal  Money  Market  Fund and the Ohio
Tax-Free  Fund are not subject to the Ohio  corporation  franchise  tax or the
Ohio  dealers in  intangibles  tax,  provided  that,  if there is a sufficient nexus  between the State of Ohio and such  entity that would  enable the State to tax such  entity,  the Fund  timely  files the annual  report  required  by
Section  5733.09  of the Ohio  Revised  Code.  The Ohio Tax  Commissioner  has
waived this annual filing  requirement for each tax year since 1990, the first tax year to which such requirement applied.

       This  discussion  of Ohio taxes assumes that the Ohio  Municipal  Money
Market  Fund and the Ohio  Tax-Free  Fund will each  continue  to qualify as a regulated  investment  company under the Internal Revenue Code and that at all times at least  50% of the  value of the  total  assets  of each of the  Funds consists of Ohio  Obligations or similar  obligations of other states or their subdivisions.

       Shareholders  of the  Ohio  Municipal  Money  Market  Fund and the Ohio
Tax-Free Fund should  consult  their tax advisers  about other state and local tax consequences of their  investments in the Ohio Municipal Money Market Fund and the Ohio Tax-Free Fund.

DIVIDENDS AND DISTRIBUTIONS

Money Market Funds

       The net investment  income of each class of shares of each Money Market
Fund is  determined as of 4:00 p.m.  (Eastern  Time) each Business Day. All of the net  investment  income  so  determined  normally  will be  declared  as a dividend  daily to  shareholders  of record  of each  class as of the close of business and prior to the  determination of net asset value.  However,  if you purchase shares by check, ACH or SIP, you will begin earning  dividends on the next business day after your order has been received by the Trust.  Unless the
Business  Day before a weekend  or  holiday  is the last day of an  accounting period,  the  dividend  declared on that day will include an amount in respect of the Fund's  income for the  subsequent  non-business  day or days. No daily dividend  will  include  any amount of net  income in respect of a  subsequent semiannual  accounting  period.  Dividends  declared  during any month will be invested as of the close of business  on the last  calendar  day of that month
(or the next  Business  Day  after the last  calendar  day of the month if the last calendar day of the month is a non-business  day) in additional shares of the same class of the Fund at the net asset value per share,  normally  $1.00, determined  as of the close of  business  on that day,  unless  payment of the dividend in cash has been requested.

       Net income of a class of shares of a Money Market Fund  consists of all interest income accrued on portfolio  assets less all expenses of the Fund and the class and amortized market premium.  Amortized market discount is included in interest  income.  None of the Money Market Funds  anticipates that it will normally  realize any  long-term  capital  gains with respect to its portfolio securities.

       Normally  each  class of shares of the Money  Market  Funds will have a positive net income at the time of each determination  thereof. Net income may be negative if an unexpected liability must be accrued or a loss realized.  If the net  income  of a class  or  classes  of  shares  of a Money  Market  Fund determined at any time is a negative amount,  the net asset value per share of such class or classes  will be reduced  below $1.00  unless one or more of the following steps, for which the Trustees have authority,  are taken: (1) reduce the number of shares in each shareholder's  account of the applicable class or classes,  (2) offset  each  shareholder's  pro rata  portion of  negative  net income against the  shareholder's  accrued  dividend account or against future dividends  with  regard to the  applicable  class or  classes,  or (3) combine these  methods in order to seek to obtain the net asset value per share of the applicable  class or classes at $1.00.  The Trustees may endeavor to restore a
Fund's net asset value per share to $1.00 by not declaring  dividends from net income on  subsequent  days until  restoration,  with the result  that the net asset  value per share  will  increase  to the extent of  positive  net income which is not declared as a dividend.

       Should a Money  Market Fund incur or  anticipate,  with  respect to its portfolio,  any unusual or unexpected  significant expense or loss which would affect  disproportionately  the Fund's  income for a  particular  period,  the
Trustees would at that time consider  whether to adhere to the dividend policy described above or to revise it in light of the then prevailing  circumstances in order to ameliorate,  to the extent possible,  the disproportionate  effect of such  expense  or loss on then  existing  shareholders.  Such  expenses  or losses may nevertheless  result in a shareholder's  receiving no dividends for the period  during which the shares are held and receiving  upon  redemption a price per share lower than that which was paid.

Other Funds


       Each of the Funds,  other than the Money Market Funds, will declare and distribute  dividends from net investment  income of each class of shares,  if any, according to the following schedule:

            International Equity Fund                    Annually
            Mid Corp America Fund                        Annually
            New Economy Fund                             Annually
            Rotating Index Fund                          Annually
            Fixed Income Securities Fund                    Daily
            Intermediate Government Income Fund             Daily
            Michigan Tax-Free Fund                          Daily
            Ohio Tax-Free Fund                              Daily
            Short/Intermediate Fixed Income Securities      Daily
            Fund
            Dividend Capture Fund                       Quarterly
            Growth Fund                                 Quarterly
            Income Equity Fund                          Quarterly

The Funds will  distribute  its net realized  capital  gains,  with respect to each class of shares, if any, at least annually.


                           PERFORMANCE INFORMATION

       From time to time the Trust may  advertise  the  performance  of one or more of the Funds.  All data is based on past  performance and is not intended to  indicate  future  results.  Performance  of Trust  Shares,  as compared to
Investment A Shares or Investment B Shares,  will  normally be higher  because
Investment  A Shares  and  Investment  B Shares are  subject  to  distribution
(12b-1) fees.

Money Market Funds


       Generally,  the Money Market Funds will advertise  seven-day yields and seven-day effective yields. In addition,  the Ohio Municipal Money Market Fund and the Florida Tax-Free Money Fund may also advertise tax-equivalent yields.

       The yield for each class of shares of a Money  Market  Fund is computed by determining  the percentage net change,  excluding  capital changes and any
income  other  than  investment   income,  in  the  value  of  a  hypothetical
pre-existing  account  having a balance of one share at the  beginning  of the period,  subtracting  a charge  reflecting  any  deductions  from  shareholder accounts,  and  dividing  the  difference  by the value of the  account at the beginning  of the base  period  to obtain  the base  period  return,  and then multiplying the base period return by 365/7 (or approximately 52 weeks).

       The  effective  yield for each class of shares of a Fund  represents  a compounding  of the base period return by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result,  according to the following formula:

            Effective Yield = [(Base Period Return +1) 365/7 ] -1

       Tax-equivalent  yield is computed  by dividing  the portion of a Fund's yield that is  tax-exempt  by 1 minus a stated  income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax-exempt.

       Based on the  seven-day  period  ended  December  31,  2001 (the  "base period"),  the yield and  effective  yield of the Trust  Shares of each of the
Money Market Funds were as follows:

      Fund-Trust Shares                                    Yield     Effective Yield

      Money Market Fund...............................      1.22%        1.23%
      Ohio Municipal Money Market Fund................      1.18%        1.19%
      Florida Tax-Free Money Fund.....................      0.92%        0.93%
      U.S. Treasury Money Market Fund.................      1.20%        1.20%

       Based on the  seven-day  period  ended  December  31,  2001 (the  "base period"),  the yield and effective  yield of the Investment A, B and Interfund
Shares of the Money Market Funds listed below were as follows:

      Fund-Investment A Shares                               Yield    Effective Yield

      Money Market Fund...............................       0.97%       0.97%
      Ohio Municipal Money Market Fund................       0.93%       0.93%
      Florida Tax-Free Money Fund.....................       0.67%       0.68%
      U.S. Treasury Money Market Fund.................       0.95%       0.95%

      Money Market B Shares                                  Yield    Effective Yield

      Money Market B Shares...........................       0.47%       0.47%

      Money Market Interfund Shares                          Yield    Effective Yield

      Money Market Interfund Shares...................       1.47%       1.48%

       The  tax-equivalent  yield for Trust Shares of the Ohio Municipal Money
Market Fund for the  seven-day  period  ended  December  31,  2001,  was 2.23%
(assuming  a 39.6%  federal  income  tax  bracket  and a 7.5% Ohio  income tax bracket).

       The tax-equivalent  yield for Investment A Shares of the Ohio Municipal
Money Market Fund for the seven-day  period ended December 31, 2001, was 1.76%
(assuming  a 39.6%  federal  income  tax  bracket  and a 7.5% Ohio  income tax bracket).

       The  tax-equivalent  yield for Trust  Shares  of the  Florida  Tax-Free
Money  Fund for the  seven-day  period  ended  December  31,  2001,  was 1.52%
(assuming a 39.6% federal income tax bracket).

       The  tax-equivalent  yield  for  Investment  A  Shares  of the  Florida
Tax-Free  Money Fund for the  seven-day  period ended  December 31, 2001,  was
1.11% (assuming a 39.6% federal income tax bracket).

Other Funds


       Generally,  the Equity and Income Funds will  advertise  average annual total returns.  In addition,  the Ohio Tax-Free Fund and the Michigan Tax-Free
Fund may advertise thirty-day tax-equivalent yields.

                                        ERV 1
                        Average Annual Return = ( ) n - 1
                                          P

       In accordance with SEC guidelines,  the average annual total return for each class of shares is calculated  according to the following formula:  where
p = a hypothetical  initial of $1,000;  n = number of years;  and ERV = ending redeemable  value of the hypothetical  $1,000  investment after the investment period.

       In accordance with SEC  guidelines,  the yield for each class of shares of an Equity or Income Fund is computed by dividing the net investment  income per share earned during the period by the maximum  offering price per share on the last day of the period, according to the following formula:

                                        a - b
                           Yield = 2[ (      +1 ) (6) +1]
                                         cd

Where a =  dividends  and  interest  earned  during the  period;  b = expenses accrued for the period (net of  reimbursements);  c = the average daily number of shares  outstanding  during  the  period  that  were  entitled  to  receive dividends;  and d = the  maximum  offering  price per share on the last day of the period.

       In accordance with SEC guidelines,  the  tax-equivalent  yield for each class of the Equity and Income  Funds is computed  by dividing  the portion of the yield that is  tax-exempt  by 1 minus a stated  income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.

The average  annual total  returns for  Investment  A Shares and  Investment B
Shares  of each of the  following  Funds  (including  the  effect of the sales load) for the  one-year,  five-year  and ten-year  periods and for the life of the respective Fund through December 31, 2001, were as follows:

                              Fiscal Year   Five Years   Ten Years   Inception
                                 Ended        Ended       Ended       through
Fund Investment A Shares       12/31/2001   12/31/2001  12/31/2001   12/31/2001
---------------------------------------------------------------------------------
Growth Fund
  Before Taxes                  (21.75)%      7.93%        9.69%      9.96%(1)
  After        Taxes       on   (21.75)%      6.82%        8.37%      8.66%(1)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of   (13.25)%      6.40%        7.74%      8.01%(1)
  Shares
Income Equity Fund
  Before Taxes                  (4.27)%       5.90%        8.80%      8.21%(2)
  After        Taxes       on   (5.62)%       4.08%        7.27%      6.66%(2)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of   (2.34)%       3.88%        6.60%      6.09%(2)
  Shares
Rotating Index Fund
  Before Taxes                    N/A          N/A          N/A     (11.63)% (3)
  After        Taxes       on     N/A          N/A          N/A     (11.63)% (3)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of     N/A          N/A          N/A     (7.08)% (3)
  Shares
Dividend Capture Fund
  Before Taxes                    N/A          N/A          N/A      0.94% (4)
  After        Taxes       on     N/A          N/A          N/A     (1.30)% (4)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of     N/A          N/A          N/A      0.53% (4)
  Shares
International Equity Fund
  Before Taxes                    N/A          N/A          N/A     (27.73)% (4)
  After        Taxes       on     N/A          N/A          N/A     (27.76)% (4)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of     N/A          N/A          N/A     (16.88)% (4)
  Shares
Mid Corp America Fund
  Before Taxes                    N/A          N/A          N/A     (1.97)% (4)
  After        Taxes       on     N/A          N/A          N/A     (2.08)% (4)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of     N/A          N/A          N/A     (1.20)% (4)
  Shares
New Economy Fund
  Before Taxes                    N/A          N/A          N/A     (4.54)% (4)
  After        Taxes       on     N/A          N/A          N/A     (4.61)% (4)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of     N/A          N/A          N/A     (2.77)% (4)
  Shares
Mortgage Securities Fund
  Before Taxes                   2.68%        5.51%         N/A       5.59%(5)
  After        Taxes       on    0.69%        3.18%         N/A       2.43%(5)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of    1.59%        3.21%         N/A       2.79%(5)
  Shares
Ohio Tax-Free Fund
  Before Taxes                  (1.55)%       3.09%        3.99%      4.28%(1)
  After        Taxes       on   (1.82)%       3.02%        3.95%      4.25%(1)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of    0.72%        3.29%        4.04%      4.30%(1)
  Shares
Michigan Tax-Free Fund
  Before Taxes                  (1.25)%       3.35%        4.68%      4.73%(6)
  After        Taxes       on   (1.73)%       3.24%        4.62%      4.67%(6)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of    1.03%        3.50%        4.64%      4.69%(6)
  Shares
Fixed Income Securities Fund
  Before Taxes                   2.90%        4.99%        5.49%      6.27%(1)
  After        Taxes       on    0.86%        2.53%        3.00%      3.78%(1)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of    1.72%        2.73%        3.13%      3.81%(1)
  Shares
Intermediate Government
Income Fund
  Before Taxes                   1.92%        5.17%        5.46%      5.60%(6)
  After        Taxes       on    0.05%        3.01%        3.24%      3.38%(6)
  Distributions
  After        Taxes       on
  Distributions  and  Sale of    1.14%        3.03%        3.25%      3.37%(6)
  Shares

(1)   Since 5/1/91
(2)   Performance  shown represents  combined  performance of the Trust Shares class from 7/3/89 to 5/14/97  (adjusted to reflect  expenses  associated with  Investment  A Shares) and the  Investment A Shares class since its
      5/14/97 inception.
(3)   Since 5/1/01
(4)   Since 3/1/01
(5)   Since 6/2/92
(6)   Performance   shown  includes  the  applicable   predecessor  FMB  Fund,
      effective 4/13/98. Performance shown since inception date of 12/2/91.
(7)   Since 12/2/91

                               Fiscal     Five Years    Ten Years    Inception
                             Year Ended     Ended         Ended       through
Fund Investment B Shares+    12/31/2001   12/31/2001   12/31/2001    12/31/2001
---------------------------------------------------------------------------------
Growth Fund
  Before Taxes                (21.53)%      8.09%         9.52%      9.72% (1)
  After       Taxes       on  (21.53)%      6.93%         8.30%      8.51% (1)
  Distributions
  After       Taxes       on
  Distributions  and Sale of  (13.11)%      6.51%         7.71%      7.90% (1)
  Shares
Income Equity Fund
  Before Taxes                 (3.84)%      6.44%         9.39%      10.04%(2)
  After       Taxes       on   (4.99)%      4.67%         7.79%      8.16% (2)
  Distributions
  After       Taxes       on
  Distributions  and Sale of   (2.06)%      4.39%         7.09%      7.47% (2)
  Shares
Dividend Capture Fund
  Before Taxes                   N/A         N/A           N/A       1.57% (3)
  After       Taxes       on     N/A         N/A           N/A      (0.64)% (3)
  Distributions
  After       Taxes       on
  Distributions  and Sale of     N/A         N/A           N/A       0.91% (3)
  Shares
International Equity Fund
  Before Taxes                   N/A         N/A           N/A      (27.37)% (3)
  After       Taxes       on     N/A         N/A           N/A      (27.39)% (3)
  Distributions
  After       Taxes       on
  Distributions  and Sale of     N/A         N/A           N/A      (16.66)% (3)
  Shares
Mid Corp America Fund
  Before Taxes                   N/A         N/A           N/A      (1.42)% (3)
  After       Taxes       on     N/A         N/A           N/A      (1.49)% (3)
  Distributions
  After       Taxes       on
  Distributions  and Sale of     N/A         N/A           N/A      (0.86)% (3)
  Shares
New Economy Fund
  Before Taxes                   N/A         N/A           N/A      (4.43)% (3)
  After       Taxes       on     N/A         N/A           N/A      (4.45)% (3)
  Distributions
  After       Taxes       on
  Distributions  and Sale of     N/A         N/A           N/A      (2.70)% (3)
  Shares
Fixed Income Securities Fund
  Before Taxes                  2.39%       4.87%         5.19%      5.88% (1)
  After       Taxes       on    0.44%       2.43%         2.71%      3.38% (1)
  Distributions
  After       Taxes       on
  Distributions  and Sale of    1.41%       2.65%         2.90%      3.47% (1)
  Shares

(1)   Since 5/1/91
(2)   Since 7/3/89
(3)   Since 3/1/01

       + Prior to  5/1/00  (the  inception  date  for  Investment  B  Shares), performance  for Investment B Shares  includes the performance of Investment A
Shares, adjusted for the Investment B Shares 12b-1 fees and CDSC.

The average  annual total  returns for Trust  Shares of each of the  following
Funds for the  one-year,  five-year  and ten-year  periods and for the life of the respective Fund through December 31, 2001, were as follows:

                             Fiscal Year   Five Years   Ten Years    Inception
                                Ended        Ended        Ended       through
Fund Trust Shares             12/31/2001   12/31/2001   12/31/2001  12/31/2001
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Growth Fund
  Before Taxes                (16.75)%      9.50%        10.62%     10.89% (1)
  After       Taxes      on   (16.75)%      8.33%        9.22%      9.58% (1)
  Distributions
  After       Taxes      on
  Distributions   and  Sale   (10.20)%      7.70%        8.52%      8.88% (1)
  of Shares
Income Equity Fund
  Before Taxes                 1.84%        7.43%        9.72%      9.00% (1)
  After       Taxes      on    0.30%        5.75%        8.06%      7.42% (1)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    1.40%        5.35%        7.36%      6.81% (1)
  of Shares
Rotating Index Fund
  Before Taxes                  N/A          N/A          N/A      (10.10)% (2)
  After       Taxes      on     N/A          N/A          N/A      (10.10)% (2)
  Distributions
  After       Taxes      on
  Distributions   and  Sale     N/A          N/A          N/A      (6.15)% (2)
  of Shares
Dividend Capture Fund
  Before Taxes                  N/A          N/A          N/A       7.27% (3)
  After       Taxes      on     N/A          N/A          N/A       4.82% (3)
  Distributions
  After       Taxes      on
  Distributions   and  Sale     N/A          N/A          N/A       4.38% (3)
  of Shares
International Equity Fund
  Before Taxes                  N/A          N/A          N/A      (23.11)% (3)
  After       Taxes      on     N/A          N/A          N/A      (23.15)% (3)
  Distributions
  After       Taxes      on
  Distributions   and  Sale     N/A          N/A          N/A      (14.07)% (3)
  of Shares
Mid Corp America Fund
  Before Taxes                  N/A          N/A          N/A       4.39% (3)
  After       Taxes      on     N/A          N/A          N/A       4.24% (3)
  Distributions
  After       Taxes      on
  Distributions   and  Sale     N/A          N/A          N/A       2.67% (3)
  of Shares
New Economy Fund
  Before Taxes                  N/A          N/A          N/A       1.35% (3)
  After       Taxes      on     N/A          N/A          N/A       1.25% (3)
  Distributions
  After       Taxes      on
  Distributions   and  Sale     N/A          N/A          N/A       0.82% (3)
  of Shares

Mortgage Securities Fund
  Before Taxes                 8.14%        6.79%         N/A       6.35% (4)
  After       Taxes      on    5.94%        4.32%         N/A       3.07% (4)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    4.91%         4.19         N/A       3.36% (4)
  of Shares
Ohio Tax-Free Fund
  Before Taxes                 3.60%        4.35%        4.76%      5.36% (5)
  After       Taxes      on    3.32%        4.28%        4.72%      5.33% (5)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    4.03%        4.38%        4.75%      5.30% (5)
  of Shares
Michigan Tax-Free Fund
  Before Taxes                 3.89%        4.61%        5.35%      5.40% (6)
  After       Taxes      on    3.39%        4.49%        5.29%      5.34% (6)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    4.35%        4.60%        5.25%      5.29% (6)
  of Shares
Fixed Income Securities
Fund
  Before Taxes                 8.30%        6.28%        6.28%      7.14% (1)
  After       Taxes      on    6.04%        3.69%        3.67%      4.60% (1)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    5.00%        3.72%        3.73%      4.56% (1)
  of Shares
Intermediate Government
Income Fund
  Before Taxes                 7.28%        6.47%        6.15%      6.28% (6)
  After       Taxes      on    5.21%        4.18%        3.85%      3.98% (6)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    4.39%        4.03%        3.79%      3.90% (6)
  of Shares
Short/Intermediate Fixed
Income Securities Fund
  Before Taxes                 6.84%        5.85%        5.84%      6.72% (1)
  After       Taxes      on    4.63%        3.43%        3.31%      4.22% (1)
  Distributions
  After       Taxes      on
  Distributions   and  Sale    4.14%        3.46%        3.42%      4.24% (1)
  of Shares

(1)   Since 7/3/89
(2)   Since 5/1/01
(3)   Since 3/1/01
(4)   Since 6/2/92
(5)   Since 10/18/88
(6)   Performance   shown  includes  the  applicable   predecessor  FMB  Fund,
      effective 4/13/98.  Performance shown since inception date of 12/2/91.

       The  tax-equivalent  yield  for the  Investment  A  Shares  of the Ohio
Tax-Free Fund for the  thirty-day  period ended  December 31, 2001,  was 5.41%
(assuming  a 39.6%  federal  income  tax  bracket  and a 7.5% Ohio  income tax bracket).

       The  tax-equivalent  yield  for  Investment  A Shares  of the  Michigan
Tax-Free Fund for the  thirty-day  period ended  December 31, 2001,  was 4.96%
(assuming a 39.6% federal  income tax bracket and a 4.2%  Michigan  income tax bracket).

       The  tax-equivalent  yield  for the Trust  Shares of the Ohio  Tax-Free
Fund for the thirty-day  period ended December 31, 2001, was 6.14% (assuming a
39.6% federal income tax bracket and a 7.5% Ohio income tax bracket).

       The tax-equivalent  yield for the Trust Shares of the Michigan Tax-Free
Fund for the thirty-day  period ended December 31, 2001, was 5.68% (assuming a
39.6% federal income tax bracket and a 4.2% Michigan income tax bracket).


                            Tax-Equivalency Tables


       The Ohio Municipal  Money Market Fund and the Ohio Tax-Free Fund,  with respect to each class of shares offered,  may use a tax  equivalency  table in
advertising   and  sales   literature.   The  interest  earned  on  tax-exempt
securities  in either  Fund's  portfolio  generally  remains free from federal regular  income tax and is free from Ohio personal  income  taxes.  The tables below  provide  tax-equivalent  yields for selected  tax-exempt  yields.  Some portion of either  Fund's  income may result in  liability  under the  federal alternative minimum tax and may be subject to state and local taxes.
                      Taxable Yield Equivalent For 2002
               Combined Federal And State Of Ohio Income Taxes

------------ ---------- ---------- --------------------------------------------
TAX
BRACKET:
FEDERAL         10.00%     15.00%      27.00%     30.00%     35.00%     39.60%

------------ ------------------------------------------------------------------
------------ ---------- ---------- --------------------------------------------
COMBINED
FEDERAL        12.972%    19.457%     32.201%    36.900%    42.500%    47.100%
& STATE

------------ ------------------------------------------------------------------
------------ ------------------------------------------------------------------
SINGLE              $0 -   $6,001 -   $27,951-   $67,701-  $141,251-      OVER
RETURN:         $6,000    $27,950     $67,700   $141,250   $307,050   $307,050

------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
      0.50%      0.57%      0.62%       0.74%      0.79%      0.87%      0.93%

      1.00%      1.15%      1.24%       1.47%      1.58%      1.74%      1.86%

      1.50%      1.72%      1.86%       2.21%      2.38%      2.61%      2.78%

      2.00%      2.30%      2.48%       2.95%      3.17%      3.48%      3.71%

      2.50%      2.87%      3.10%       3.69%      3.96%      4.35%      4.64%

      3.00%      3.45%      3.72%       4.42%      4.75%      5.22%      5.57%

      3.50%      4.02%      4.35%       5.16%      5.55%      6.09%      6.49%

      4.00%      4.60%      4.97%       5.90%      6.34%      6.96%      7.42%

      4.50%      5.17%      5.59%       6.64%      7.13%      7.83%      8.35%

      5.00%      5.75%      6.21%       7.37%      7.92%      8.70%      9.28%

      5.50%      6.32%      6.83%       8.11%      8.72%      9.57%     10.20%

      6.00%      6.89%      7.45%       8.85%      9.51%     10.43%     11.13%

      6.50%      7.47%      8.07%       9.59%     10.30%     11.30%     12.06%

      7.00%      8.04%      8.69%      10.32%     11.09%     12.17%     12.99%

      7.50%      8.62%      9.31%      11.06%     11.89%     13.04%     13.91%

      8.00%      9.19%      9.93%      11.80%     12.68%     13.91%     14.84%

      8.50%      9.77%     10.55%      12.54%     13.47%     14.78%     15.77%

      9.00%     10.34%     11.17%      13.27%     14.26%     15.65%     16.70%

The maximum  marginal  tax rate for each bracket was used in  calculating  the taxable yield equivalent.  Furthermore,  additional state and local taxes paid
on  comparable   taxable   investments  were  not  used  to  increase  federal
deductions.

                      Taxable Yield Equivalent For 2002
         Combined Federal And State Of Ohio Income Taxes (continued)

------------ ---------- ---------- --------------------------------------------
TAX
BRACKET:
FEDERAL         10.00%     15.00%      27.00%     30.00%     35.00%     39.60%

------------ ------------------------------------------------------------------
------------ ---------- ---------- --------------------------------------------
COMBINED
FEDERAL        14.457%    20.201%     33.900%    36.900%    42.500%    47.100%
& STATE

------------ ------------------------------------------------------------------
------------ ---------- ---------- --------------------------------------------
JOINT               $0 -  $12,001 -   $46,701-  $112,851-  $171,951-      OVER
RETURN:        $12,000    $46,700    $112,850   $171,950   $307,050   $307,050

------------ ------------------------------------------------------------------
------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
      0.50%      0.58%      0.63%       0.76%      0.79%      0.87%      0.93%

      1.00%      1.17%      1.25%       1.51%      1.58%      1.74%      1.86%

      1.50%      1.75%      1.88%       2.27%      2.38%      2.61%      2.78%

      2.00%      2.34%      2.51%       3.03%      3.17%      3.48%      3.71%

      2.50%      2.92%      3.13%       3.78%      3.96%      4.35%      4.64%

      3.00%      3.51%      3.76%       4.54%      4.75%      5.22%      5.57%

      3.50%      4.09%      4.39%       5.30%      5.55%      6.09%      6.49%

      4.00%      4.68%      5.01%       6.05%      6.34%      6.96%      7.42%

      4.50%      5.26%      5.64%       6.81%      7.13%      7.83%      8.35%

      5.00%      5.85%      6.27%       7.56%      7.92%      8.70%      9.28%

      5.50%      6.43%      6.89%       8.32%      8.72%      9.57%     10.20%

      6.00%      7.01%      7.52%       9.08%      9.51%     10.43%     11.13%

      6.50%      7.60%      8.15%       9.83%     10.30%     11.30%     12.06%

      7.00%      8.18%      8.77%      10.59%     11.09%     12.17%     12.99%

      7.50%      8.77%      9.40%      11.35%     11.89%     13.04%     13.91%

      8.00%      9.35%     10.03%      12.10%     12.68%     13.91%     14.84%

      8.50%      9.94%     10.65%      12.86%     13.47%     14.78%     15.77%

      9.00%     10.52%     11.28%      13.62%     14.26%     15.65%     16.70%

The maximum  marginal  tax rate for each bracket was used in  calculating  the taxable yield equivalent.  Furthermore,  additional state and local taxes paid
on  comparable   taxable   investments  were  not  used  to  increase  federal
deductions.

The charts above are for  illustrative  purposes only. They are not indicators of past or future performance.

      *The income  brackets  applicable to the state of Ohio do not correspond to the Federal taxable income brackets. In addition,  Ohio taxable income will likely be different  than  Federal  taxable  income  because it is computed by reference to Federal  adjusted  gross  income (AGI) with  specifically-defined
Ohio  modifications  and  exemptions,  and  does  not  consider  many  of  the deductions  allowed from Federal AGI in computing  Federal taxable income.  No other  state tax  credits,  exemptions,  or local  taxes  have been taken into account in arriving at the  combined  marginal tax rate.  In 1999,  due to the state having surplus revenue,  a 3.627% across the board reduction in the Ohio income tax rates for 1999 only was  effected  pursuant  to Ohio  Revised  Code sections  131.44 and 5747.02.  It is not yet known  whether a reduction in the
Ohio  income tax rates  will occur in 2000.  A  reduction  in Ohio  income tax rates,  such at the 1999  reduction,  has the effect of reducing the after-tax advantage of Ohio tax-exempt  securities relative to taxable  securities.  The income  amount  shown is income  subject  to  federal  income  tax  reduced by adjustments  to income,  exemptions,  and itemized  deductions  (including the deduction  for state and local income  taxes).  If the  standard  deduction is taken for Federal income tax purposes,  the taxable  equivalent yield required to equal a  specified  tax-exempt  yield is at least as great as that shown in the table.  It is assumed that the investor is not subject to the  alternative minimum  tax.  Where  applicable,  investors  should  consider  the benefit of certain  itemized  deductions  and the  benefit  of  personal  exemptions  are limited in the case of higher income  individuals.  For 2000,  taxpayers  with
AGI in excess of a threshold amount of  approximately  $128,950 are subject to an overall  limitation on certain itemized  deductions,  requiring a reduction in such  deductions  equal to the  lesser  of (i) 3% of AGI in  excess  of the threshold  amount  or  (ii)  80% of the  amount  of such  itemized  deductions otherwise  allocable.  The benefit of each personal exemption is phased out at the rate of two  percentage  points for each $2,800 (or  fraction  thereof) of
AGI in the phase-out zone. For single  taxpayers,  the range of AGI comprising the  phase-out  zone for 2000 is estimated to be from $128,950 to $251,450 and for married  taxpayers  filling a joint return from $193,400 to $315,900.  The
Federal tax brackets,  the threshold amounts at which itemized  deductions are subject to reduction,  and the range over which personal exemptions are phased out will be further adjusted for inflation each year after 2000.


                            MICHIGAN TAX-FREE FUND


      The Michigan Tax-Free Fund, with respect to each class of shares offered, may use a tax equivalency table in advertising and sales literature.
The interest earned on tax-exempt securities in this Fund's portfolio generally remains free from federal regular income tax and is free from
Michigan personal income taxes. Some portion of this Fund's income may result in liability under the federal alternative minimum tax and may be subject to state and local taxes. The table below provides tax-equivalent yields for selected tax-exempt yields.

                      TAXABLE YIELD EQUIVALENT FOR 2002
             COMBINED FEDERAL AND STATE OF MICHIGAN INCOME TAXES

------------ ---------- ---------- --------------------------------------------
TAX
BRACKET:
FEDERAL         10.00%     15.00%      27.00%     30.00%     35.00%     39.60%

------------ ------------------------------------------------------------------
------------ ---------- ---------- --------------------------------------------
COMBINED
FEDERAL         14.10%     19.10%      31.10%     34.10%     39.10%     43.70%
& STATE

------------ ------------------------------------------------------------------
------------ ---------- ---------- --------------------------------------------
JOINT               $0 -  $12,001 -   $46,701-  $112,851-  $171,951-      OVER
RETURN:        $12,000    $46,700    $112,850   $171,950   $307,050   $307,050

------------ ------------------------------------------------------------------
------------ ------------------------------------------------------------------
SINGLE              $0 -   $6,001 -   $27,951-   $67,701-  $141,251-      OVER
RETURN:         $6,000    $27,950     $67,700   $141,250   $307,050   $307,050

------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
      0.50%      0.58%       062%       0.73%      0.76%      0.82%      0.87%

      1.00%      1.16%      1.24%       1.45%      1.52%      1.64%      1.75%

      1.50%      1.75%      1.85%       2.18%      2.28%      2.46%      2.62%

      2.00%      2.33%      2.47%       2.90%      3.03%      3.28%      3.49%

      2.50%      2.91%      3.09%       3.63%      3.79%      4.11%      4.36%

      3.00%      3.49%      3.71%       4.35%      4.55%      4.93%      5.24%

      3.50%      4.07%      4.33%       5.08%      5.31%      5.75%      6.11%

      4.00%      4.66%      4.94%       5.81%      6.07%      6.57%      6.98%

      4.50%      5.24%      5.56%       6.53%      6.83%      7.39%      7.85%

      5.00%      5.82%      6.18%       7.26%      7.59%      8.21%      8.73%

      5.50%      6.40%      6.80%       7.98%      8.35%      9.03%      9.60%

      6.00%      6.98%      7.42%       8.71%      9.10%      9.85%     10.47%

      6.50%      7.57%      8.03%       9.43%      9.86%     10.67%     11.34%

      7.00%      8.15%      8.65%      10.16%     10.62%     11.49%     12.22%

      7.50%      8.73%      9.27%      10.89%     11.38%     12.32%     13.09%

      8.00%      9.31%      9.89%      11.61%     12.14%     13.14%     13.96%

      8.50%      9.90%     10.51%      12.34%     12.90%     13.96%     14.83%

      9.00%     10.48%     11.12%      13.06%     13.66%     14.78%     15.71%

The maximum  marginal  tax rate for each bracket was used in  calculating  the taxable yield equivalent.  Additional state and local taxes paid on comparable
taxable   investments   were  not  used  to   increase   federal   deductions.
Furthermore,  no adjustment was made to reflect available state tax deductions on federal returns.


                             FLORIDA TAX-FREE MONEY FUND

The  Florida  Tax-Free  Money  Fund,  with  respect  to each  class of  shares offered,  may use a tax equivalency table in advertising and sales literature.
The  interest  earned  on  tax-exempt  securities  in  this  Fund's  portfolio generally  remains free from federal  regular income tax. Some portion of this
Fund's income may result in liability  under the federal  alternative  minimum tax. The table below provides  tax-equivalent  yields for selected  tax-exempt yields.

                      TAXABLE YIELD EQUIVALENT FOR 2002
                 STATE OF FLORIDA--FEDERAL INCOME TAXES ONLY

------------ ---------- ---------- --------------------------------------------
TAX
BRACKET:
FEDERAL         10.00%     15.00%      27.00%     30.00%     35.00%     39.60%

------------ ------------------------------------------------------------------
------------ ---------- ---------- --------------------------------------------
JOINT               $0 -  $12,001 -   $46,701-  $112,851-  $171,951-      OVER
RETURN:        $12,000    $46,700    $112,850   $171,950   $307,050   $307,050

------------ ------------------------------------------------------------------
------------ ------------------------------------------------------------------
SINGLE              $0 -   $6,001 -   $27,951-   $67,701-  $141,251-      OVER
RETURN:         $6,000    $27,950     $67,700   $141,250   $307,050   $307,050

------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
      0.50%      0.66%      0.69%       0.78%      0.81%      0.87%      0.91%

      1.00%      1.21%      1.28%       1.47%      1.53%      1.64%      1.73%

      1.50%      1.77%      1.86%       2.15%      2.24%      2.41%      2.54%

      2.00%      2.32%      2.45%       2.84%      2.96%      3.18%      3.36%

      2.50%      2.88%      3.04%       3.52%      3.67%      3.95%      4.17%

      3.00%      3.43%      3.63%       4.21%      4.39%      4.72%      4.99%

      3.50%      3.99%      4.22%       4.89%      5.10%      5.48%      5.80%

      4.00%      4.54%      4.81%       5.58%      5.81%      6.25%      6.61%

      4.50%      5.10%      5.39%       6.26%      6.53%      7.02%      7.43%

      5.00%      5.66%      5.98%       6.95%      7.24%      7.79%      8.24%

      5.50%      6.21%      6.57%       7.63%      7.96%      8.56%      9.06%

      6.00%      6.77%      7.16%       8.32%      8.67%      9.33%      9.87%

      6.50%      7.32%      7.75%       9.00%      9.39%     10.10%     10.69%

      7.00%      7.88%      8.34%       9.69%     10.10%     10.87%     11.50%

      7.50%      8.43%      8.92%      10.37%     10.81%     11.64%     12.31%

      8.00%      8.99%      9.51%      11.06%     11.53%     12.41%     13.13%

      8.50%      9.54%     10.10%      11.74%     12.24%     13.18%     13.94%

      9.00%     10.10%     10.69%      12.43%     12.96%     13.95%     14.76%

Note:  The State of Florida levies a tax on intangible personal property, such as stocks, bonds and other evidences of indebtedness.  For Individual
Filers the first $250,000 of total taxable assets are exempt.  Assets above
$250,000 are taxed at $1.00 per $1,000 of value as of value as of January
1st.  For Joint Filers the first $500,000 of total taxable assets are exempt.  Assets above $500,000 are taxed at $1.00 per $1,000 of value as of
January 1st.  Because this is a tax on the value of an investment as opposed to the income generated therefrom, it becomes more difficult to include its effect in an income-derived equivalent yield table.  In an effort to simplify your analysis, this table has been prepared assuming an across-the-board 10 basis point incremental benefit resulting from the avoidance of this tax.

The maximum  marginal  tax rate for each bracket was used in  calculating  the taxable yield equivalent.


                                FINANCIAL STATEMENTS

       The  audited  financial  statements  of the  Funds  for the year  ended
December 31, 2001, and the report of KPMG LLP, independent  auditors,  will be
incorporated   herein  by  reference   from  the  Trust's   Annual  Report  to
Shareholders  for the year ended December 31, 2001,  which has been previously sent to  shareholders  of each Fund  pursuant to Section 30(d) of the 1940 Act and previously  filed with the Securities and Exchange  Commission.  A copy of
the  Annual  Report  to  Shareholders   may  be  obtained  without  charge  by
contacting the Trust.

                                      APPENDIX

       The   nationally    recognized    statistical   rating    organizations
(individually,  an  "NRSRO")  that may be utilized by the Funds with regard to portfolio  investments for the Funds include Moody's Investors  Service,  Inc.
("Moody's"),  Standard & Poor's Corporation ("S&P"),  Fitch IBCA, Duff
& Phelps ("Fitch IBCA"),  and Thomson  BankWatch,  Inc.  ("Thomson").  Set
forth below is a description of the relevant  ratings of each such NRSRO.  The
NRSROs that may be utilized by the Funds and the  description  of each NRSRO's ratings is as of the date of this  Statement of  Additional  Information,  and may subsequently change.

Long -Term Debt  Ratings  (may be assigned,  for  example,  to  corporate  and municipal bonds)

Description  of  the  long-term  debt  ratings  by  Moody's  (Moody's  applies numerical  modifiers  (1,2,  and 3) in each rating  category  to indicate  the security's ranking within the category):

Aaa         Bonds  which are rated Aaa are  judged to be of the best  quality.
            They  carry  the  smallest  degree  of  investment  risk  and  are generally  referred  to as "gilt  edged."  Interest  payments  are protected  by a large or by an  exceptionally  stable  margin  and principal  is secure.  While the various  protective  elements are likely to  change,  such  changes  as can be  visualized  are most unlikely  to impair  the  fundamentally  strong  position  of such issues.

Aa          Bonds  which are rated Aa are judged to be of high  quality by all standards.  Together  with the Aaa group  they  comprise  what are generally  known as  high-grade  bonds.  They are rated lower than the best bonds because  margins of protection  may not be as large as in Aaa securities or fluctuation of protective  elements may be of greater  amplitude or there may be other elements present which make  the  long-term  risk  appear  somewhat  larger  than the Aaa securities.

A           Bonds  which  are  rated  A  possess  many  favorable   investment
            attributes   and  are  to  be  considered  as   upper-medium-grade
            obligations.  Factors  giving  security to principal  and interest are  considered  adequate,  but  elements  may  be  present  which suggest a susceptibility to impairment some time in the future.

Baa         Bonds  which  are  rated  Baa  are   considered  as   medium-grade
            obligations  (i.e.,  they are neither highly  protected nor poorly
            secured).   Interest   payments  and  principal   security  appear
            adequate  for the present but certain  protective  elements may be lacking  or may be  characteristically  unreliable  over any great
            length  of  time.   Such   bonds   lack   outstanding   investment
            characteristics  and in fact have speculative  characteristics  as well.

Ba          Bonds which are rated Ba are judged to have speculative  elements;
            their  future  cannot be  considered  as  well-assured.  Often the
            protection  of  interest  and  principal   payments  may  be  very
            moderate,  and thereby not well  safeguarded  during both good and bad times over the future.  Uncertainty of position  characterizes bonds in this class.

B           Bonds  which are rated B  generally  lack  characteristics  of the
            desirable   investment.   Assurance  of  interest  and   principal
            payments or of  maintenance  of other terms of the  contract  over any long period of time may be small.

Caa         Bonds  which are rated CAA are of poor  standing.  Such issues may be in  default  or there may be present  elements  of danger  with respect to principal or interest.

Ca          Bonds  which  are  rated  CA  represent   obligations   which  are
            speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C           Bonds which are rated C are the  lowest-rated  class of bonds, and
            issues  so  rated  can  be  regarded  as  having   extremely  poor
            prospects of ever attaining any real investment standing.

Description  of the  long-term  debt  ratings by S&P  (S&P may apply a plus (+) or minus (-) to a particular  rating  classification to show relative standing within that classification):

AAA         An  obligation  rated  `AAA' has the  highest  rating  assigned by
            Standard  &   Poor's.  The  obligor's  capacity  to  meet  its
            financial commitment on the obligation is extremely strong.

AA          An   obligation   rated  `AA'  differs  from  the  highest   rated
            obligations only in small degree.  The obligor's  capacity to meet its financial commitment on the obligation is very strong.

A           An  obligation  rated  `A' is  somewhat  more  susceptible  to the
            adverse   effects  of  changes  in   circumstances   and  economic
            conditions than obligations in higher rated  categories.  However, the  obligor's  capacity to meet its  financial  commitment on the obligation is still strong.

BBB         An   obligation   rated   `BBB'   exhibits   adequate   protection
            parameters.  However,  adverse  economic  conditions  or  changing circumstances  are more  likely to lead to a weakened  capacity of the obligor to meet its financial  commitment  on the  obligation.
            Obligations rated `BB', `B', `CCC',  `CC', and `C' are regarded as having  significant  speculative  characteristics.  `BB' indicates the least degree of  speculation  and `C' the highest.  While such
            obligations   will  likely  have  some   quality  and   protective
            characteristics,  these may be outweighed  by large  uncertainties or major exposures to adverse conditions.

BB          An obligation  rated `BB' is less  vulnerable  to nonpayment  than
            other  speculative   issues.   However,  it  faces  major  ongoing
            uncertainties  or  exposure  to adverse  business,  financial,  or economic  conditions which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B           Debt rated B has a greater  vulnerability to default but currently
            has  the  capacity  to  meet   interest   payments  and  principal
            repayments.  Adverse business,  financial,  or economic conditions will likely  impair  capacity or  willingness  to pay interest and repay  principal.  The B  rating  category  is also  used for debt subordinated  to senior debt that is assigned an actual or implied
            BB or BB- rating.

CCC         Debt  rated  CCC has a  currently  identifiable  vulnerability  to default, and is dependent upon favorable business,  financial, and economic  conditions  to  meet  timely  payment  of  interest  and
            repayment  of  principal.   In  the  event  of  adverse  business,
            financial,  or economic  conditions,  it is not likely to have the capacity  to pay  interest  and repay  principal.  The CCC  rating category  is also used for debt  subordinated  to senior debt that is assigned an actual or implied B or B- rating.
CC          The rating CC typically is applied to debt  subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C           The rating C typically is applied to debt  subordinated  to senior debt which is assigned an actual or implied CCC debt  rating.  The
            C  rating  may be used to  cover a  situation  where a  bankruptcy petition has been filed, but debt service payments are continued.

Description of long-term debt ratings by Fitch IBCA:

AAA         Highest   credit   quality.   `AAA'  ratings   denote  the  lowest
            expectation  of credit  risk.  They are  assigned  only in case of exceptionally  strong  capacity  for timely  payment of  financial commitments.  This  capacity is highly  unlikely  to be  adversely affected by foreseeable events.

AA          Very  high  credit  quality.   `AA'  ratings  denote  a  very  low
            expectation  of credit risk.  They indicate  very strong  capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

A           High credit  quality.  `A'  ratings  denote a low  expectation  of
            credit  risk.   The  capacity  for  timely  payment  of  financial
            commitments   is   considered    strong.    This   capacity   may,
            nevertheless,  be more vulnerable to changes in  circumstances  or in economic conditions than is the case for higher ratings.

BBB         Bonds  considered  to be  investment  grade  and  of  satisfactory credit  quality.  The obligor's  ability to pay interest and repay principal  is  considered  to  be  adequate.  Adverse  changes  in economic  conditions and circumstances,  however,  are more likely to have  adverse  impact  on these  bonds,  and  therefore  impair timely  payment.  The  likelihood  that the ratings of these bonds will fall  below  investment  grade is higher  than for bonds with higher ratings.

BB          Bonds are  considered  speculative.  The obligor's  ability to pay interest and repay  principal may be affected over time by adverse economic  changes.  However,  business and financial  alternatives can be  identified  which could  assist the obligor in  satisfying its debt service requirements.

B           Bonds  are  considered  highly  speculative.  While  bonds in this
            class  are  currently  meeting  debt  service  requirements,   the
            probability of continued  timely payment of principal and interest reflects the obligor's  limited  margin of safety and the need for reasonable  business and economic activity  throughout the life of the issue.

CCC         Bonds have  certain  identifiable  characteristics  which,  if not remedied,  may lead to default.  The  ability to meet  obligations requires an advantageous business and economic environment.

CC          Bonds are  minimally  protected.  Default in  payment of  interest and/or principal seems probable over time.

C           Bonds are imminent default in payment of interest or principal.

Short -Term Debt Ratings (may be assigned,  for example,  to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1     Issuers  rated  Prime-1  (or  supporting   institutions)   have  a
            superior   ability  for  repayment  of  senior   short-term   debt
            obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

            o     Leading market positions in well-established industries.

            o     High rates of return on funds employed.

            o     Conservative    capitalization   structure   with   moderate
                  reliance on debt and ample asset protection.

            o     Broad  margins  in  earnings  coverage  of  fixed  financial charges and high internal cash generation.

            o     Well-established  access to a range of financial markets and assured sources of alternate liquidity.

Prime-2     Issuers rated Prime-2 (or supporting  institutions)  have a strong ability for repayment of senior short-term debt obligations.  This will  normally be evidenced by many of the  characteristics  cited above  but  to a  lesser  degree.  Earnings  trends  and  coverage
            ratios,   while  sound,   may  be  more   subject  to   variation.
            Capitalization  characteristics,  while still appropriate,  may be more affected by external  conditions.  Ample alternate  liquidity is maintained.

Prime-3     Issuers  rated  Prime-3  (or  supporting   institutions)  have  an
            acceptable    ability   for   repayment   of   senior   short-term
            obligations.  The effect of  industry  characteristics  and market compositions may be more  pronounced.  Variability in earnings and
            profitability   may  result  in  changes  in  the  level  of  debt
            protection  measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1         A  short-term  obligation  rated  `A-1' is  rated  in the  highest category by Standard &  Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong.  Within this category,  certain  obligations  are  designated  with a plus sign
            (+).  This  indicates  that  the  obligor's  capacity  to meet its financial commitment on these obligations is extremely strong.

A-2         A short-term  obligation  rated `A-2' is somewhat more susceptible to the adverse  effects of changes in  circumstances  and economic conditions than obligations in higher rating categories.  However, the  obligor's  capacity to meet its  financial  commitment on the obligation is satisfactory.

A-3         A short-term  obligation rated `A-3' exhibits adequate  protection parameters.  However,  adverse  economic  conditions  or  changing circumstances  are more  likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

Fitch IBCA's description of its three highest short-term debt ratings:

F1          Highest  credit  quality.  Indicates  the Best capacity for timely payment of financial commitments;  may have an added "+" to denote any exceptionally strong credit feature.

F2          Good credit  quality.  A satisfactory  capacity for timely payment of  financial  commitments,  but the  margin  of  safety is not as great as in the case of the higher ratings.

F3          Fair credit quality.  The capacity for timely payment of financial commitments is adequate;  however, near-term adverse changes could result in a reduction to non-investment grade.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1 This  designation  denotes  superior  credit  quality.  Excellent protection is afforded by established  cash flows,  highly reliable  liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG  2/VMIG 2 This  designation  denotes  strong  credit  quality.  Margins of protection are ample, although not as large as in the preceding group.

Short-Term Debt Ratings

            Thomson   BankWatch,   Inc.  ("TBW")  ratings  are  based  upon  a
       qualitative   and   quantitative   analysis  of  all  segments  of  the
       organization   including,   where   applicable,   holding  company  and
       operating subsidiaries.

            BankWatch(TM)  Ratings do not constitute a  recommendation  to buy or sell securities of any of these companies.  Further, BankWatch does not suggest specific investment criteria for individual clients.

       The TBW  Short-Term  Ratings  apply to commercial  paper,  other senior short-term  obligations  and  deposit  obligations  of the  entities to which the rating has been assigned.

       The TBW  Short-Term  Rating  apply only to unsecured  instruments  that have a maturity of one year or less.

       The TBW  Short-Term  Ratings  specifically  assess the likelihood of an untimely payment of principal or interest.

TBW-1       The  highest  category;  indicates  a very  high  likelihood  that principal and interest will be paid on a timely basis.

TBW-2       The second-highest  category; while the degree of safety regarding
            timely  repayment  of  principal  and  interest  is  strong,   the
            relative  degree  of  safety  is not as high as for  issues  rated
            TBW-1.

TBW-3       The lowest  investment-grade  category;  indicates  that while the obligation  is more  susceptible  to  adverse  developments  (both internal  and  external)  than  those  with  higher  ratings,  the capacity to service  principal and interest in a timely fashion is considered adequate.

TBW-4       The  lowest  rating  category;  this  rating  is  regarded  as non investment grade and therefore speculative.

PART C.     OTHER INFORMATION.

Item 23.    Exhibits

                  (a)   (i)    Conformed copy of Amended and Restated Declaration
                               of Trust of the Registrant, including Amendments
                               No. 1 and 2 thereto; (1)
                        (ii)   Amendment No. 3 to Amended and Restated Declaration
                               of Trust of the Registrant; (3)
                  (b)          By-Laws of the Registrant; (1)
                  (c)          Copy of Specimen Certificate for Shares of
                               Beneficial Interest of the Registrant; (1)
                  (d)   (i)    Conformed copy of Investment Advisory Agreement
                               dated May 12, 2001, between the Registrant and
                               Huntington Asset Advisors, Inc., relating to the
                               Dividend Capture Fund, International Equity Fund,
                               Mid Corp America Fund, New Economy Fund and the
                               Rotating Index Fund; (7)
                        (ii)   Conformed copy of Investment Advisory Agreement
                               dated May 12, 2001, between the Registrant and
                               Huntington Asset Advisors, Inc., relating to the
                               Florida Tax-Free Money Fund; (7)
                        (iii)  Conformed copy of Investment Advisory Agreement
                               dated May 12, 2001, between the Registrant and
                               Huntington Asset Advisors, Inc., relating to the
                               Intermediate Government Income Fund; (7)
                        (iv)   Conformed copy of Investment Advisory Agreement
                               dated May 12, 2001, between the Registrant and
                               Huntington Asset Advisors, Inc., relating to the
                               Mortgage Securities Fund; (7)
                        (v)    Conformed copy of Investment Advisory Agreement
                               dated May 12, 2001, between the Registrant and
                               Huntington Asset Advisors, Inc., relating to the
                               Michigan Tax-Free Fund; (7)
(vi)  Conformed copy of Investment Advisory Agreement dated May 12, 2001, between the Registrant and Huntington Asset
                               Advisors, Inc., relating to the Money Market Fund,
                               Ohio Municipal Money Market Fund and Ohio Tax-Free
                               Fund; (7)
(vii) Conformed copy of Investment Advisory Agreement dated May 12, 2001, between the Registrant and Huntington Asset
                               Advisors, Inc., relating to the U.S. Treasury Money
                               Market Fund, Growth Fund, Income Equity Fund, Fixed
                               Income Securities Fund and Short/Intermediate Fixed
                               Income Securities Fund; (7)

(1)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 19 on Form N-1A filed April 26, 1995 (File Nos. 33-11905 and
      811-5010).
(3)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 28 on Form N-1A filed March 1, 1999 (File Nos. 33-11905 and
      811-5010).
(7)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 38 on Form N-1A filed February 21, 2002 (File Nos. 33-11905 and 811-5010).

                  (e)   (i)    Conformed copy of Distributor's Contract dated
                               December 1, 2001, between the Registrant and
                               Edgewood Services Inc.; (7)
                  (f)          Not applicable;
                  (g)   (i)    Conformed copy of Custodian Contract, dated January
                               27, 1993, between the Registrant and The Huntington
                               National Bank, as successor to The Huntington Trust
                               Company, N.A.; (1)
                        (ii)   Conformed copy of Amendment to Schedule A to
                               Custodian Contract dated December 20, 1999; (4)
                        (iii)  Conformed copy of Custodian Agreement dated March
                               2, 2001 between the Registrant and State Street
                               Bank and Trust Company; (6)
                  (h)   (i)    Conformed copy of Mutual Fund Services Agreement,
                               dated March 12, 2002, between the Registrant and
                               Unified Funds Services, Inc.; +
                        (ii)   Conformed copy of Agreement for Administrative
                               Services dated December 1, 2001, between the
                               Registrant and Federated Services Company; (7)
                        (iii)  Conformed copy of Sub-Administration Services
                               Agreement, dated December 1, 2001, between the
                               Registrant and The Huntington National Bank;(7)
(iv)  Conformed copy of Administrative Services Agreement dated November 1,
                               2000 between the Registrant and The Huntington
                               National Bank; (6)
(v)   Conformed copy of Financial Administration and Accounting Services
                               Agreement dated December 1, 2001, between the
                               Registrant and The Huntington National Bank; (7)
(vi)  Conformed copy of Sub-Financial Administration and Accounting Services
                               Agreement dated December 1, 2001, between the
                               Registrant and State Street Bank and Trust Company;
                               (7)
(vii) Form of Mutual Funds Sales and Service Agreement; +
                  (i)          Conformed copy of Opinion of Counsel as to legality
                               of shares being offered; +
                  (j)   (i)    Conformed copy of Consent of Independent Public
                               Accountants; +
                        (ii)   Conformed copy of Consent of Counsel; +
                  (k)          Not applicable;
                  (l)          Conformed copy of Initial Capital Understanding; (2)

-----------------------------------------------------------------------------

+     All Exhibits filed electronically.

(1)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 19 on Form N-1A filed April 26, 1995 (File Nos. 33-11905 and
      811-5010).
(2)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 20 on Form N-1A filed April 26, 1996 (File Nos. 33-11905 and
      811-5010).
(4)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 32 on Form N-1A filed February 25, 2000 (File Nos. 33-11905 and 811-5010).
(6)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 37 on Form N-1A filed May 1, 2001 (File Nos. 33-11905 and
      811-5010).
(7)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 38 on Form N-1A filed February 21, 2002 (File Nos. 33-11905 and 811-5010).

                  (m)          Conformed copy of the Distribution and Shareholder
                               Services Plan as Amended and Restated December 1,
                               2001; (7)
                  (n)   (i)    Multiple Class Plan as amended and restated
                               April 26, 2000; (5)
                        (ii)   Conformed copy of Amended Exhibit to Multiple
                               Class Plan dated March 1, 2001; (6)
                  (o)          Conformed copy of Power of Attorney of John M.
                               Shary, Thomas J. Westerfield, David S. Schoedinger
                               and William R. Wise dated January 30, 2002; (7)
                  (p)   (i)    Copy of Code of Ethics of Huntington Asset Advisors,
                               Inc.; (7)
                  (ii)  Copy of Code of Ethics of The Huntington Funds;(7)
                        (iii)  Copy of Code of Ethics of Edgewood Services, Inc.;
                               (7)

Item 24.    Persons Controlled by or Under Common Control with the Registrant:
            ------------------------------------------------------------------

            None

Item 25.....Indemnification:
            ---------------

          (8)

(5)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 33 on Form N-1A filed May 1, 2000 (File Nos. 33-11905 and
      811-5010).
(6)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 37 on Form N-1A filed May 1, 2001 (File Nos. 33-11905 and
      811-5010).
(7)   Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 38 on Form N-1A filed February 21, 2002 (File Nos. 33-11905 and 811-5010).
(8)   Response is incorporated by reference to Registrant's Amendment No. 1 on
      Form N-14 filed February 3, 1998 (File Nos. 33-11905 and 811-5010).

Item 26.    Business and Other Connections of the Investment Adviser:
            --------------------------------------------------------

            Huntington   Asset  Advisors,   Inc.,   ("Huntington")   serves  as  the
            investment  adviser  to the  Registrant.  Huntington  is a wholly  owned subsidiary of Huntington  Bancshares  Incorporated  ("HBI").  Huntington
            conducts  a  variety  of  trust  activities.  To  the  knowledge  of the
            Registrant,  none of the directors or executive  officers of Huntington, except  those set forth  below,  is or has been at any time  during  the past  two  fiscal  years  engaged  in any  other  business,  profession, vocation or  employment  of a  substantial  nature,  except that certain directors and executive  officers also hold various  positions  with and engage business for HBI.

                                                POSITION WITH HUNTINGTON
            NAME                                ASSET ADVISORS, INC.
            ----                                ------------------------

            Daniel B. Benhase                   Chief Executive Officer

            B. Randolph Bateman                 Chief Investment Officer

            David Castor                        Chief Financial Officer

            Ronald J. Corn                      Chief Compliance Officer

            Richard A. Cheap                    Corporate Secretary

Item 27.    Principal Underwriters:
            -----------------------

            (a)  Edgewood Services, Inc. the Distributor for shares of the
                 Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
                 Excelsior Funds, Excelsior Funds, Inc., Excelsior Institutional
                 Trust, Excelsior Tax-Exempt Funds, Inc., FTI Funds, The
                 Riverfront Funds, Robertsons Stephens Investment Trust, Banknorth
                 Funds and WesMark Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant
------------------            ------------------------       -----------------

Lawrence Caracciolo           Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive               --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002    Edgewood Services, Inc.

Peter J. Germain              President,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.             --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Ernest L. Linane              Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Maureen O'Hara-McCue          Assistant Vice President
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Timothy S. Johnson            Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari             Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

            (c)  Not applicable

Item 28.    Location of Accounts and Records:
            --------------------------------

All  accounts  and  records  required  to be  maintained  by  Section  31(a)  of the
Investment   Company  Act  of  1940  and  rules  31a-1  through  31a-3   promulgated
thereunder are maintained at one of the following locations:

            Registrant                          41 South High Street
            ..............................      Columbus, Ohio  43287
            ..............................      (Notices should be sent to
                                                the Agent for Service at the
            ..............................      address above)

            Edgewood Services, Inc.             5800 Corporate Drive
            ("Distributor") ..............      Pittsburgh, PA  15237-7010

            Federated Services Company          Federated Investors Tower
            ("Administrator").............      1001 Liberty Avenue
            ..............................      Pittsburgh, PA  15222-3779

            Huntington Asset Advisors, Inc.     41 South High Street
            ("Adviser")...................      Columbus, Ohio  43287

            The Huntington National Bank..      41 South High Street
                                        --
            ("Custodian" and "Sub-........      Columbus, Ohio  43287
            Administrator")

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:  Not applicable.
            ------------

                                  SIGNATURES

    Pursuant  to the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company  Act  of  1940,  the  Registrant,  THE  HUNTINGTON  FUNDS,
certifies  that it meets all of the  requirements  for  effectiveness  of this
Amendment  to its  Registration  Statement  pursuant to Rule 485(b)  under the
Securities Act of 1933 and has duly caused this Amendment to its  Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereto  duly authorized,  in the City of Pittsburgh and  Commonwealth of  Pennsylvania,  on
the 29th day of April 2002.

                             THE HUNTINGTON FUNDS

                  BY: /s/ Gail C. Jones
                  Gail C. Jones, Secretary
                  Attorney in Fact for Daniel B. Benhase
                  April 29, 2002

    Pursuant  to  the  requirements  of  the  Securities  Act  of  1933,  this
Amendment  to  its  Registration  Statement  has  been  signed  below  by  the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ Gail C. Jones             Attorney In Fact          April 29, 2002
    Gail C. Jones                 For the Persons
    SECRETARY                     Listed Below

    NAME                            TITLE

    Daniel B. Benhase*            President
                                  (Chief Executive Officer)

    James E. Ostrowski*           Vice President and
                                  Treasurer
                                  (Accounting Officer)

    Richard J. Thomas*            Treasurer
                                  (Accounting Officer)

    David S. Schoedinger*         Trustee

    John M. Shary*                Trustee

    Thomas J. Westerfield*        Trustee

    William R. Wise*              Trustee

* By Power of Attorney